     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2013

                                                             FILE NO. 333-168989

                                                                       811-09295

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.               / /
POST-EFFECTIVE AMENDMENT NO. 3            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 419                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2013 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

HARTFORD'S PERSONAL RETIREMENT MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
ADDRESS UNTIL AUGUST 13, 2011:
PO BOX 5085
HARTFORD, CONNECTICUT 06102-5085

ADDRESS AFTER AUGUST 13, 2011:
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Version II of Hartford's Personal Retirement Manager Series V-A variable annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This Contract is closed to new investors. This variable annuity allows you to allocate your Deposit among the following portfolio companies:


X  Invesco

X  AllianceBernstein L.P.

X  American Century Investments

X  BlackRock

X  Fidelity Investments

X  Franklin Templeton Investments

X  Hartford HLS Funds

X  Lord, Abbett & Co., Inc.

X  MFS Investment Management

X  PIMCO

X  Putnam Investments, LLC

You may also allocate your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. The Fixed Accumulation Feature is not available for every Contract class.

This prospectus refers to the following Contract share classes:

X  A Share

X  B Share

X  C Share

X  I Share

X  L Share

The Contract class will be selected on your application and identified in your Contract. Not every Contract class or optional rider may be available from your Financial Intermediary or in your state. The I share class is offered through registered investment/financial advisors. Other available Contract classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

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PROSPECTUS DATED: MAY 1, 2013



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2013

2

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CONTENTS


                                                                        PAGE
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1. INTRODUCTION                                                                3
2. FEE SUMMARY                                                                 4
3. MANAGEMENT OF THE CONTRACT                                                  7
  The Company                                                                  7
  The General Account                                                          7
  The Separate Account                                                         7
  The Funds                                                                    7
  Fixed Accumulation Feature                                                   9
4. INFORMATION ON YOUR ACCOUNT                                                10
  a. Opening an Account                                                       10
  b. Charges and Fees                                                         19
  c. Surrenders                                                               22
  d. Annuity Payouts                                                          25
  e. Standard Death Benefit                                                   29
5. OPTIONAL DEATH BENEFITS                                                    31
  a. Maximum Anniversary Value III                                            31
  b. Return of Premium III                                                    35
6. OPTIONAL WITHDRAWAL BENEFITS                                               37
  a. Future5 and Future6                                                      37
  b. Personal Pension Account                                                 45
7. OPTIONAL ACCUMULATION BENEFIT                                              50
8. ADDITIONAL INFORMATION                                                     54
  a. Glossary                                                                 54
  b. State Variations                                                         57
  c. Miscellaneous                                                            58
  d. Legal Proceedings                                                        59
  e. How Contracts Are Sold                                                   59
9. FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING TAX-QUALIFIED             61
RETIREMENT PLANS
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      77
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS                      APP D-1

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1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY


This Contract is closed to new investors.


CHOOSE A CONTRACT CLASS

                                                                                                   MORTALITY &
                MINIMUM INITIAL                                                                    EXPENSE RISK
                    DEPOSIT     NON-                                                                   AND             MAXIMUM
         QUALIFIED            QUALIFIED                                                           ADMINISTRATIVE       UP-FRONT
         CONTRACT             CONTRACT   SALES RELATED CHARGES                                       CHARGES          COMMISSION
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A SHARE       $2,000            $5,000   Front End Sales Charge                                          0.50%             5%
B SHARE       $2,000            $5,000   8 year Contingent Deferred Sales Charge and                     0.50%             7%
                                         Distribution Charge
C SHARE       $2,000           $10,000   1 year Contingent Deferred Sales Charge                         1.50%             1%
I SHARE       $5,000           $10,000   None                                                            0.30%             0%
L SHARE       $5,000           $10,000   4 year Contingent Deferred Sales Charge                         1.35%             5%

This table does not show Fund expenses, premium taxes, Distribution Charges, if applicable, Annual Maintenance Fee, and optional rider fees. Each Contract class has its own minimum contract value requirements.

CHOOSE INVESTMENT OPTIONS

X Sub-Accounts - Funds representing a range of investment strategies, objectives and asset classes.

X Fixed Accumulation Feature (A and B share classes only) - A fixed interest account.

X Personal Pension Account - A fixed interest account designed to provide lifetime payouts.

Subject to limitations, you may move your investment among each of these options.

 CHOOSE AN OPTIONAL FEATURE (IF DESIRED)

       PROTECTION FOR YOUR:                   OPTIONAL FEATURE:
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              Income                              Future5*
                                                  Future6*
                                          Personal Pension Account
             Principal                          Safety Plus*
     Legacy - Death Benefit**               Return of Premium III
                                       Maximum Anniversary Value III*

*   Investment restrictions apply.

** Return of Premium III or Maximum Anniversary Value III must be elected if you choose Future5, Future6 or Safety Plus.

Optional features may not be available through your Financial Intermediary or in all states.

COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR FINANCIAL INTERMEDIARY FOR APPROVAL.

PAY THE APPLICABLE MINIMUM INITIAL DEPOSIT.

4

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2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                                 A SHARE   B SHARE   C SHARE   I SHARE   L SHARE
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FRONT END SALES CHARGES (FESC) (1)                                                           None      None      None      None
  $0 - $49,999                                                                     5.5%
  $50,000 - $99,999                                                                4.5%
  $100,000 - $249,999                                                              3.5%
  $250,000 - $499,999                                                              2.5%
  $500,000 - $999,999                                                               2%
  $1,000,000+                                                                       1%
CONTINGENT DEFERRED SALES CHARGE (CDSC) (2)                                        None                          None
 Year 1                                                                                       7%        2%                  7%
   2                                                                                          7%        0%                  6%
   3                                                                                          7%                            5%
   4                                                                                          6%                            4%
   5                                                                                          5%                            0%
   6                                                                                          4%
   7                                                                                          3%
   8                                                                                          2%
   9+                                                                                         0%
SURRENDER FEE                                                                      None      None      None      None      None
TRANSFER FEE                                                                       None      None      None      None      None

(1)  FESC is based on a percentage of Deposits.

(2) Each Deposit has its own CDSC schedule. Please see Section 4(b) and examples 1-7 in Appendix A for more information on how CDSC is calculated.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                              A SHARE   B SHARE   C SHARE   I SHARE   L SHARE
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ANNUAL MAINTENANCE FEE (3)                                      $30       $30       $30       $30       $30
DISTRIBUTION CHARGE (4)                                         None     0.75%      None      None      None
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature
 investments)
  Mortality and Expense Risk Charge                            0.30%     0.30%     1.30%     0.10%     1.25%
  Administrative Charge                                        0.20%     0.20%     0.20%     0.20%     0.20%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                         0.50%     0.50%     1.50%     0.30%     1.45%
MAXIMUM OPTIONAL CHARGES (5)
  Maximum Anniversary Value III (6)                            1.50%     1.50%     1.50%     1.50%     1.50%
  Return of Premium III (7)                                    0.75%     0.75%     0.75%     0.75%     0.75%
  Safety Plus (8)                                              2.50%     2.50%     2.50%     2.50%     2.50%
  Guaranteed Withdrawal Benefits
   Future6 (9)                                                 2.50%     2.50%     2.50%     2.50%     2.50%
   Future5 (10)                                                2.50%     2.50%     2.50%     2.50%     2.50%

(3)  Fee waived if Total Balance is $50,000 or more on your Contract
     Anniversary.

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(4) For B share Contracts, an annual Distribution Charge is assessed against each Premium Payment. The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account.

(5) You may only elect one optional death benefit. You may not concurrently elect the Safety Plus, Future5 or Future6. YOU MUST ELECT EITHER MAXIMUM ANNIVERSARY VALUE III OR RETURN OF PREMIUM III IF YOU ELECT THE SAFETY PLUS, FUTURE5 OR FUTURE6. All optional charges shown are deducted on each Contract Anniversary.

(6) Rider charge based on the Death Benefit, not including the Personal Pension Account Death Benefit. Current rider charge is 0.35%.

(7) Rider charge is based on the Death Benefit, not including the Personal Pension Account Death Benefit. Current rider charge is 0.25%.

(8) Rider charge is based on the Guaranteed Accumulation Benefit. The Guaranteed Accumulation Benefit is initially equal to Premium Payments. The Guaranteed Accumulation Benefit will be adjusted by subsequent Premium Payments and amounts transferred from the Personal Pension Account prior to the first rider anniversary. Current rider charge is 1.15%.


(9) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge is 1.25%.



(10) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge is 1.75%.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                  MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.58%              2.20%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM ANNIVERSARY III AND FUTURE5). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PERSONAL PENSION ACCOUNT CONTRIBUTIONS AND AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
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A Share                              $1,242   $2,650   $4,085        $7,768
B Share                              $1,472   $3,041   $4,436        $8,000
C Share                              $1,025   $2,484   $4,147        $8,287
I Share                                $704   $2,142   $3,615        $7,420
L Share                              $1,518   $2,968   $4,126        $8,254



(2)  If you annuitize at the end of the applicable time period:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
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A Share                           $962        $1,791   $3,198        $6,810
B Share                           $429        $1,968   $3,533        $7,520
C Share                           $531        $2,159   $3,792        $7,857
I Share                           $409        $1,817   $3,260        $6,990
L Share                           $526        $2,145   $3,771        $7,824



(3)  If you do not Surrender your Contract:



                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
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A Share                              $1,242   $2,650   $4,085        $7,768
B Share                                $774   $2,343   $3,938        $8,000
C Share                                $826   $2,484   $4,147        $8,287
I Share                                $704   $2,142   $3,615        $7,420
L Share                                $821   $2,470   $4,126        $8,254


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any premium taxes, by the Accumulation Unit Value for that Valuation Day. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company's financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) and the Personal Pension Account are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

- are not subject to the liabilities arising out of any other business we may conduct;

- are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

THE FUNDS

The Funds available for investment are not the same mutual funds that you can buy through your Investment Professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees

8

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and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other contract owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-   arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

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AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2012, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2012, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $106.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE


Effective October 4, 2013, we will no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.



The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.


INTERESTS IN THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACT CLASSES AND IS NOT AVAILABLE IN ALL STATES.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. Fixed Accumulation Feature interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

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As stated above, effective [October 4, 2013], we will no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Program; or

- an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.


As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account and therefore this may not provide an effective short term defensive strategy.


4. INFORMATION ON YOUR ACCOUNT

A. OPENING AN ACCOUNT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

-any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

-individual Retirement Annuities adopted according to Section 408 of the Code;

- employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other Qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any new retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

The Personal Pension Account may not be available to all types of Qualified
Plans.

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HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Investment Professional will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Investment Professional shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Deposit will not be invested in any Account and/or the Personal Pension Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien application submissions require our prior approval.

The minimum initial Deposit required to buy this Contract varies based on the type of investment, Contract class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Deposits not actually received by us within the time period provided below will result in the rejection of your application or order request.

Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Deposit of $1 million or more;

- if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 80 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

We urge you to discuss with your Investment Professional which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that imposes a front-end sales charge, you might consider whether over a long time horizon lower mortality and expense risk charges out weigh up front sales charges and if you will be entitled to breakpoint discounts based on our rights of accumulation and letter of intent programs. In determining whether to invest in a share class that imposes a CDSC, you might consider whether higher mortality and expense risk and distribution charges out weigh the benefits of CDSCs that reduce, or are eliminated, over time. For instance, those investing over $100,000 may find a front-end sales charge class share to be more economically advantageous than a contingent deferred sales charge share class. Finally, in determining whether to invest in a share class offered through a Financial Intermediary, you might consider how the fee charged by your Financial Intermediary bears in relation to the costs associated with investing in other share classes that impose higher fees.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Total Balance (plus any front-end sales charge associated with class A shares and minus applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Total Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your

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Total Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees or charges.

HOW ARE DEPOSITS APPLIED TO YOUR CONTRACT?

Your initial Deposit will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Deposit, both being in good order. If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.

If the request or other information accompanying the initial Deposit is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Deposit at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Deposit and explain why it could not be processed or keep the Deposit if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Investment Professional's recommendations. While the suitability good order process is underway, and we, may directly or indirectly earn income on your Deposits. For more information, contact your Investment Professional.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS. You may instruct us to reallocate portions of your Contract Value invested in Sub-account(s) and Fixed Accumulation Feature into the Personal Pension Account based on any one of the following options:

- FIXED DOLLAR OPTION: You may specify a predetermined fixed amount to be transferred into the Personal Pension Account on a monthly, quarterly, semi-annual, or annual basis. Please see Personal Pension Account Example 5 in Appendix A for more information.

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- INVESTMENT GAINS OPTION: You may specify that we annually sweep investment gains into the Personal Pension Account. We define investment gains as the positive difference between your Anniversary Value and starting value (as adjusted by partial Surrenders) as of each Contract Anniversary. Your Anniversary Value is your Contract Value as of each Contract Anniversary (or the first Valuation Day thereafter if the Contract Anniversary does not fall on a Valuation Day) prior to your Annuity Commencement Date. Your starting value is either (a) your initial Premium Payment (if electing this Program at the time of Contract issuance); or (b) your Contract Value as of the date of enrollment (if electing this Program after Contract issuance). Accordingly, your Anniversary Value may increase from year to year and no portion of your Contract Value will be moved into the Personal Pension Account if your Anniversary Value did not exceed your starting value. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INCOME PATH OPTION: This Program is intended for those who wish to annually increase the proportion of their Total Balance invested in the Personal Pension Account ending with their Target Income Age. You must set the annually increasing portion of your Total Balance that is to be invested in the Personal Pension Account (called a "Target Allocation") when you first enroll in the Program. We will reallocate as much of your Contract Value into the Personal Pension Account as is needed to try to meet your Target Allocation on each Contract Anniversary. We will not reallocate portions of your Benefit Balance back into Contract Value. The amount of Contract Value transferred to the Personal Pension Account can not be predicted because your Contract Value may go up or down during each Contract Year. In those Contract Years, if any, where your Contract Value has not grown to the level needed to meet your Target Allocation, you will not be able to reach your Target Allocation for that Contract Anniversary. On those Contract Anniversaries where your Target Allocation is not achievable, we will not transfer any Contract Value to the Personal Pension Account. Since the Target Allocations do not change if you miss a year, a larger reallocation may occur in a subsequent year to catch up to your scheduled Target Allocation. Please see Personal Pension Account Example 5(e) in Appendix A for more information.

We will reduce your Sub-Account and Fixed Accumulation Feature holdings on a dollar for dollar basis according to the proportion of how Contract Value is currently invested. Annual transfers may be suspended for any Contract year where your Contract Value is insufficient to comply with your instructions. Please see Section 6(b) for a description of the Personal Pension Account. Please see Personal Pension Account Example 5 in Appendix A for more information.

These Programs will terminate:

- if, as the result of any transfer, your Contract Value is less than that required by our minimum amount rules (as defined in the Surrenders section ("What kind of Surrenders are available - Before the Annuity Commencement Date"));

-   upon our receipt of due proof of death;

-   if you annuitize your Contract; or

- if we receive your request to terminate the Program at least five Business Days prior to the next scheduled transfer date. If we do not receive the request in this period, the request will be honored on the next scheduled transfer date.

The Income Path program will automatically terminate at your Target Income Age (when your Target Allocation is reached).

Other considerations:

- These Programs do not assure a profit nor do they protect against loss in declining markets.

- Only one Transfer Program option may be active at any given time. If you wish to change to another Transfer Program option, you must terminate your current Transfer Program and establish a new one of your choice.

- Transfer of Contract Value from Sub-account(s) or Fixed Accumulation Feature to the Personal Pension Account may result in a recalculation of AWA and Remaining Gross Premium and may result in a reduction of your AWA. Program transfers may also trigger a proportionate reduction in death benefits under the Return of Premium III and Maximum Anniversary Value III.

- Amounts transferred into the Personal Pension Account will be assigned then current credited interest rates and payout rates as of the date of the transfer. Your existing Target Income Age applies to all transfers into the Personal Pension Account.

- You must have at least $1,000 in the Personal Pension Account prior to enrolling in any of these Programs. The minimum amount that may be transferred to the Personal Pension Account is $1,000. If the minimum amount per transfer is not met under the Fixed Dollar Option program, the transfer frequency will be changed to satisfy the minimum requirement. If the minimum amount per transfer is not met under the Investment Gains program or the Income Path program, that particular scheduled transfer instance will not occur, but the Program will remain active.

- The Investment Gains and Fixed Dollar programs may not be enrolled in if any of the following programs are currently elected: Automatic Income Program including Automatic RMD programs, Dollar Cost Averaging program, or the Substantially Equal Periodic Payments Under Code Section 72(q) Program.

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- The Personal Pension Account Transfer Programs Investment Gains and Income Path Options are not available if you elect either the Future5 or Future6 or the Safety Plus.

-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account. You cannot use this Program to invest in the DCA Plus Programs.

-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund families and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, Personal Pension Account, or a DCA Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

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Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds available in your Contract over a period of time. Since the transfer to Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA


DCA Plus - Effective October 4, 2013, the DCA Plus program will no longer be available and we will no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 will be allowed to complete their current program, but will not be allowed to elect a new program.


These programs allow you to earn a fixed rate of interest on investments. These Programs are different from the Fixed Accumulation Feature or the Personal Pension Account. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract class you purchased and the date the request for the Program is received. Please consult your Investment Professional to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least seven but no more than twelve consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least three but no more than six consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We will pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus

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  Program is not active on the Contract, but is the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the Static Asset Allocation Model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the fifteen day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination Funds or the Personal Pension Account indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the Contract, we will apply the payment to the destination Funds or the Personal Pension Account of the current DCA Plus Program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Sub-Accounts or the Personal Pension Account decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds or the Personal Pension Account you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the Contract selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in fifteen days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 5% of your total Premium Payments each Contract Year. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and may be subject to a CDSC. If received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see the "Federal Tax Considerations" section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- The Personal Pension Account and all optional living and death benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation is a systematic withdrawal program (including systematic transfers into the Personal Pension Account, if available, may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

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CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time.

-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                                            PERMISSIBLE?
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Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                          Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts              Yes
(dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any number of other                 Yes
Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before          No
the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWENTY SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your tenth Sub-Account transfer to remind you about the Transfer Rule. After your twentieth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

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The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored Program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a Company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely

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impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Investment Professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

In addition to the following charges, there are optional riders that if elected, assess an additional charge. Please see sections 5, 6 and 7 for more information.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the sales charges (if applicable), Distribution Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

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Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Total Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Total Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Total Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Total Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Total Balance for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

DISTRIBUTION CHARGE (B SHARE CONTRACTS)

We apply an annual distribution charge if applicable, against all Premium Payments based on Remaining Gross Premiums (the "Distribution Charge"). The Distribution Charge will apply to each Premium Payment that has been invested for eight years or less and will be deducted on each Contract Anniversary. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge will also apply to any partial Surrender in excess of the AWA. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A proportional Distribution Charge will be deducted upon:

- partial Surrenders in excess of the AWA (partial Surrenders are taken on a first-in, first out basis);

-   full Surrender;

-   full or partial Annuitization, and/or

- the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization and upon a Death Benefit distribution if elected at a later date.

If a Beneficiary elects to continue under any of the available options described under the "Standard Death Benefits" section below, we will continue to deduct the Distribution Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Distribution Charge is taken proportionally out of the Sub-Accounts.

PREMIUM TAXES

A deduction is also made for premium taxes, if any, imposed on Hartford by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5%, is assessed at the time purchase payments are made or when annuity payments begin. Hartford will pay premium taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct premium taxes at the time Hartford pays such taxes to the applicable taxing authorities, upon surrender, or when annuity payments commence.

SALES CHARGES

FRONT-END SALES CHARGE (FESC) - A SHARE CONTRACTS ONLY

A front-end load, or sales charge, will be applied to initial and subsequent Deposits. We deduct the sales charge from each Deposit before it is allocated to a Sub-Account, the Personal Pension Account and/or Fixed Accumulation Feature. The sales charge is a percentage of each Deposit, at the time each Deposit is received by us according to the schedule stated in the Fee Summary table.

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We offer a Right of Accumulation program to allow a contract owner to get lower front end sales charges through multiple Premium Payments, instead of requiring a single Premium Payment to be over a given amount. We use the aggregate amount of Eligible Investments to calculate the applicable sales charge. "Eligible Investments" are the higher of (a) Deposits less any withdrawals; or (b) your last Valuation Day's Account Balance. To calculate your breakpoints, we consider partial Surrenders, Personal Pension Account Payouts and the payment of Commuted Value to be "withdrawals" and we will stop counting withdrawals against Deposits if the resulting amount is less than zero.

We also accept Letters of Intent as a basis to reduce sales charges. A Letter of Intent is used to avoid paying higher front-end sales charge for deposits that would otherwise fall within lower breakpoints. A Letter of Intent is a non-binding commitment to invest a certain amount of Deposits within 13 months from the date you purchase your Contract in exchange for which we deduct a sales charge based on the total amount you plan on investing over this time period. If you don't make the Deposits promised, we will recalculate the sales charge based on your actual Premium Payments and proportionately deduct this charge from your Sub-Accounts. We may accept a Letter of Intent for another 13 month period.

We reserve the right to modify, suspend, or terminate these privileges at any time.

CONTINGENT DEFERRED SALES CHARGES (CDSC) - B, C AND L SHARE CONTRACTS ONLY

Subject to the exclusions below, we may deduct a CDSC when you make Surrenders or withdraw commuted value/annuity payouts under Annuity Payout Options Two, Three, Five, Six and Eight. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract.

We use the following general approach to calculating your CDSC:

    1. Deposits that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. Please see the Fee Summary for a description of CDSC periods applicable to your share class.

    2. If the amount of money that you wish to take out is LESS than your AWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. We will presume that the money you took out came from your oldest Deposits to try to minimize your CDSC. This may impact whether subsequent withdrawals might be subject to a CDSC. No further steps will be applied.

    3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is MORE than your AWA and is still subject to a CDSC, then we will deduct your AWA from the amount of the money you wish to take out and then process your request using steps 4-6.

    4. We will then multiply Remaining Gross Premiums (investments which have not been subject to a CDSC) by a factor. The factor is generally equal to the amount of money from step 3 divided by the remaining value of your investment above the AWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the affect of increasing the percentage of your Account Value that is subject to a CDSC.

    5. We will then take the amount of money from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Deposit has its own CDSC schedule regardless of whether it has been invested in the Personal Pension Account, Sub-Accounts or the Fixed Accumulation Feature. We will presume that the money you took out came from your oldest Deposits to try to minimize your CDSC. This may impact whether subsequent withdrawals might be subject to a CDSC.

    6. We then deduct the CDSC calculated in step 5 from the amount of money in step 4 and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon commuted value or annuity payouts (as applicable under the Annuity Payout Options noted above).

Please refer to Examples 1 through 7 under the CDSC Examples in Appendix A for further information about how these formulas will be applied.

The following are NOT subject to a CDSC:

- AWA - During a period where a CDSC may be applied, you may Surrender up to the greater of:

       -   5% of Deposits that would otherwise be subject to a CDSC, or

       -   earnings.

  We compute the AWA as of the end of the Valuation Day when a partial Surrender or commutation request is received by us in good order.

  You may not carry over unused portions of your AWA from one year to another.

-   Regularly scheduled Personal Pension Account Payouts.

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-   Regularly scheduled Lifetime Benefit Payments and/or Threshold Payments.

-   Transfers to and from the Personal Pension Account.

- If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

     For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.

- For RMDs - CDSC will be waived for any Annuitant age 70 1/2 or older with a Contract held under an IRA who Surrenders an amount equal to the RMD for one year's required minimum distribution for that Contract Year. All requests for RMDs must be in writing.

- For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Fee Summary.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, Distribution Charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

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For information on how termination of the Contract impacts the Personal Pension Account, see "Personal Pension Account" section above.

Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Distribution Charge, if applicable. You can ask us to deduct the CDSC and Distribution Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state.

There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

       - the partial Surrender of Contract Value must be at least equal to $500, and

       - your Total Balance must be equal to or greater than our then current Minimum Amount Rule that we establish according to our then current policies and procedures. The "minimum amount rule" refers to the minimum Total Balance that you must maintain within this Contract. If you fail to comply with the minimum amount rule, we reserve the right to terminate your Contract. The Minimum Amount Rule varies by share class. Currently the minimum amount rule for class A and I share Contracts is $500 and is $2,000 for Class B, C and L Shares. We may increase the minimum amount rule from time to time but in no event shall the minimum amount rule exceed $2,000 (Class A and I Shares) or $10,000 (Class B, C and L Shares).

You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described below in the "After the Annuity Commencement Date" section below.

Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your Investment Professional to be sure that you fully understand the ways such a decision will affect your Contract.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial).


AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - You may Surrender and thus terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six or Eight. IN THE EVENT YOU TAKE A FULL SURRENDER AND THEREBY TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, OR EIGHT, YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and Premium tax.

Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select the Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Example 4 and footnote 3 in the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select the Annuity Payout Options Two or Eight, the Guaranteed Payout Duration will be equivalent to the Annuity Payout Value divided by the Annuity Payout amount, rounded down. To qualify under these Annuity Payout Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.

If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out sequential basis. ONCE THE GUARANTEED PAYOUT DURATION HAS EXPIRED, YOU MAY RESUME RECEIVING ANNUITY PAYOUTS PROVIDED THAT PERSONAL PENSION ACCOUNT PAYOUTS HAVE NOT BEEN TERMINATED BASED ON A DEATH EVENT PURSUANT TO THE RELEVANT ANNUITY PAYOUT OPTION, AND YOU HAVE NOT TERMINATED YOUR CONTRACT.

Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as "commuting" your Annuity Payout.

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The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our sole discretion (the "discount rate"). The discount rate may be different than the interest rate used to establish payout rates. We determine the discount rate based on a number of factors including then current interest rate(s), investment assumptions, and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, the lower the amount that you will receive.

COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT WILL BE LESS THAN YOUR ANNUITY PAYOUT VALUE. EXCEPT AS PROVIDED IN THE IMMEDIATELY PRECEDING SECTION, commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market fund sub-account if the board of directors of the underlying money market fund suspends redemptions from the fund in connection with the fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests - Complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

You must complete a Commutation Form to commute any portion of your Personal Pension Account Annuity Payout Value or receive Commuted Value under applicable Annuity Payout Options.

If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

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WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. Personal Pension Account Payouts shall be considered to be partial annuitizations as such term is defined under the Code. If you make a Surrender or take a Personal Pension Account Payout prior to age 59 1/2, there may be adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER OR A PERSONAL PENSION ACCOUNT PAYOUT IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract owned in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see "Federal Tax Considerations" and "Information Regarding Tax-Qualified Retirement Plans" for more information.

D. ANNUITY PAYOUTS

Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the "payout phase." The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. PERSONAL PENSION ACCOUNT PAYOUTS SHALL BE CONSIDERED TO BE PARTIAL ANNUITIZATIONS AS SUCH TERM IS DEFINED UNDER THE CODE. Once you annuitize your Contract, you may no longer make Personal Pension Account Contributions. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account will be paid to you under Annuity Payout Options Two and Eight. Contract Value can only be annuitized under Annuity Payout Options One, Three, Four, Five, and Six. Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Personal Pension Account Payouts may begin at any time but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event, however, may the Annuity Commencement Date be later than:

- Annuitant's 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday);


-   10th Contract Anniversary (subject to state variation); or



- The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.



Effective October 4, 2013 we will no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.


Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 30 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

-   OPTION ONE - LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

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-   OPTION TWO - LIFE ANNUITY WITH A CASH REFUND

In general, we will make Personal Pension Account Payouts as long as the Annuitant is living. However, when the Owner, joint Owner or Annuitant dies before the Annuity Commencement Date, the Death Benefit will be paid. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit.

Prior to the Annuity Commencement Date, Personal Pension Account Payouts may terminate upon our receipt of due proof of death of the Owner, joint Owner or Annuitant, whichever shall first occur. Your Benefit Balance may then be converted into Contract Value and transferred to the money market Sub-Account without annuitization or commutation. For non-qualified contracts, the conversion and transfer of the Benefit Balance will be treated as a taxable distribution made in the year of the conversion and transfer, while for qualified contracts the conversion and transfer of the Benefit Balance will be treated as a non-taxable direct transfer. Unless otherwise provided below, Contract Value may not be reallocated back into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value back into the Personal Pension Account and establish a new Guarantee Window, Target Income Age and receive then applicable Credited and Payout Rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the money market Sub-Account. Your Spouse may then reinvest Contract Value back into the Personal Pension Account by establishing a new Guarantee Window and Target Income Age. New Credited and Payout Rates will apply. Please see the Personal Pension Account Death Benefit section for more information.

On or after the Annuity Commencement Date, Personal Pension Account Payouts will terminate upon our receipt of due proof of the death of the Annuitant.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see the Personal Pension Account Death Benefit section for additional information.

-   OPTION THREE - LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   OPTION FOUR - JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

- OPTION FIVE - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

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-   OPTION SIX - PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is ten years during the first two Contract Years and five years after the second Contract Anniversary. The maximum period that you can select is 100 years, minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   OPTION SEVEN - RESERVED

-   OPTION EIGHT - JOINT AND LAST SURVIVOR LIFE WITH CASH REFUND

Prior to the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Owner, Annuitant or the Joint Annuitant are alive at 100% of the applicable scheduled Payout Purchase Rate(s). The previously established Guarantee Window, Payout Purchase Rate(s), and Credited Interest Rate(s) will continue to apply for the duration of the Personal Pension Account annuity rider. Any remaining Death Benefit shall be payable to the Beneficiary.

On or after the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Annuitant or Joint Annuitant is alive at 100% of the applicable scheduled Payout Purchase Rate(s). Any remaining Death Benefit shall be payable to the Beneficiary.

This Annuity Payout Option is only available for fixed dollar Personal Pension Account Payouts and may not be combined with Option Two - Life Annuity with Cash Refund.

Personal Pension Account Payouts will terminate upon our receipt of due proof of the death of the Owner, Annuitant or Joint Annuitant, whichever shall last occur, provided that the last of such deaths transpired prior to the Annuity Commencement Date. Personal Pension Account Payouts will also terminate upon our receipt of due proof of the death of the Annuitant or Joint Annuitant, whichever shall last occur, provided the last of such deaths transpired after the Annuity Commencement Date. Your Benefit Balance shall always remain in the Personal Pension Account while the Personal Pension Account annuity rider is in effect.

We reserve the right to impose restrictions regarding who can serve as the Annuitant, Joint Annuitant and/or Beneficiary when selecting this Annuity Payout Option. Currently, you must designate your Spouse as the Joint Annuitant and Beneficiary when selecting this Annuity Payout Option. Except as provided below (regarding divorce proceedings), these designations may not be changed by you.

We assume that if you elected the Eighth Option that you also intend to elect spousal Contract continuation in which event no portion of the Death Benefit will be paid until the last Spouse dies. However, if you prefer not to exercise these rights, you must notify us the after the first Spouse dies that you would like to collect the entire Death Benefit. This action will have the effect of settling the Death Benefit.

You may make a one time election to convert to Option Two upon completion of divorce proceedings provided that you become the sole, remaining Owner and Personal Pension Account Payouts have not commenced. In these circumstances,

- The Target Income Age remains the same if the older Annuitant becomes the remaining Owner. If the younger Annuitant becomes the remaining Owner, then the Target Income Age will be reset to that Annuitant's age when making an initial investment into Personal Pension Account plus the difference between the older Annuitant's age when making an initial investment into Personal Pension Account and the previously stated Target Income Age. For example, if the older Annuitant was age 70 upon initial Personal Pension Account investment and the Target Income Age selected was 75 (a difference of 5 years), then the new Target Income Age corresponding with the younger remaining Annuitant (spouse) will equal their age upon initial Personal Pension Account investment (assume age 60 in this case) + 5, or age 65.

- Credited and payout rates will be reset based on the remaining Owner's age and gender as of the date of conversion.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). We reserve the right to approve the designation of contract lives for the purposes of establishing benefits under this Annuity Payout option.

The Joint Annuitant designated for Option Eight shall also be the Joint Annuitant under Options Four and Five, if you elected to annuitize Contract Value. Election of Option Eight does not mean you are required to elect Options Four or Five to annuitize any Contract Value portions of your Contract. This Annuity Payout Option will not be available to custodian-owned qualified contracts, or contracts with other non-natural owner types (trusts, including charitable remainder trusts, corporations, municipalities, etc.). Please see the Personal Pension Account Death Benefit section for additional information.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, SIX OR EIGHT. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

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Annuity Payout Option Two and Eight are only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five, and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than "monthly", the Payout Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen;

-   the Annuitant's attained age and gender (if applicable);

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and

-   the Assumed Investment Return (AIR).

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The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
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 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Total Balance (less Distribution Charge, if applicable) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary's portion of the proceeds.

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed the greater of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

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Please see the heading entitled "What kinds of Surrenders are available? - Before the Annuity Commencement Date" under the Surrenders section and "What effect does partial or full Surrenders have on your benefits under the rider?" in the Return of Premium Death Benefit III and/or Maximum Anniversary Value III section for a discussion regarding when partial Surrenders reduce your Death Benefit on either a dollar-for-dollar or proportionate basis. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your Investment Professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an annuity option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Owner                            There is a surviving joint       The Annuitant is living or       Joint Owner receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Beneficiary receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Owner's estate receives the
                                 Owner and the Beneficiary        deceased                         Death Benefit.
                                 predeceases the Owner
Annuitant                        The Owner is living              There is no named Contingent     The Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The Owner
                                                                                                   may waive this presumption and
                                                                                                   receive the Death Benefit.
Annuitant                        The Owner is living              The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Owner                                     The Annuitant is living                   Beneficiary becomes the Owner.
Annuitant                                 The Owner is living                       Owner receives the payout at death.
Annuitant                                 The Annuitant is also the Owner           Beneficiary receives the payout at
                                                                                    death.

These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.

5. OPTIONAL DEATH BENEFITS

A. MAXIMUM ANNIVERSARY VALUE III

OBJECTIVE

To provide a Death Benefit equal to the greater of Maximum Anniversary Value, Premium Payments adjusted for Surrenders or Contract Value that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has investment restrictions. Violation of the investment restrictions may result in termination of this rider.

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?


The Maximum Anniversary Value III rider is closed to new investors.


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the Death Benefit and is taken on each Contract Anniversary. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states. See Maximum Anniversary Value III Example 4 in Appendix A.

Except as discussed below, we cannot increase the rider fee once you elect the rider. In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be the then current rider fee for new Contracts (absent any voluntary waivers by us). We reserve the right to charge up to the maximum fee described in the Fee Summary (absent any voluntary fee waivers by us) at any time without notice.

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IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C, WHERE:

A       =   Contract Value (minus Distribution Charges, if applicable);
B       =   Premium Payments adjusted for partial Surrenders; and
C       =   Maximum Anniversary Value, prior to the earlier of date of death or the decedent's 81st birthday.

See Maximum Anniversary Value III Example 1 in Appendix A.

If you elect this rider after the Contract has been issued, the starting values for Contract Value, Premium Payments and Maximum Anniversary Value will all be reset to Contract Value as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

The Maximum Anniversary Value III Death Benefit is payable in addition to your Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other documents acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Generally, yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Maximum Anniversary Value III example 2 in Appendix A for an illustration of this calculation.

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Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. The Maximum Anniversary Value III Transfer Limit is equal to 5% of the greatest of (a) Premium Payments adjusted for partial Surrenders and (b) Maximum Anniversary Value; or if an ownership change or spousal continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Maximum Anniversary Value III Example 2, 3 and 5 in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

Any ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.


If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, we will increase the Contract Value to the Maximum Anniversary Death Benefit Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If any Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and this rider (or a similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value as of the date we receive due proof of death and will serve as the new basis for the Death Benefit. See "Is this rider designed to pay you Death Benefits?" above for further discussion regarding post-issue election of this rider. The rider charge will be reset to the charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Portfolio Planner or Investment Strategies asset allocation models or approved Funds listed in Appendix D. These models are rebalanced quarterly.

We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund,
(ii) changes investment objectives, (iii) closes to further investments, and/or
(iv) fails to meet acceptable risk parameters. These reservations will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other

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Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a 15 day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a change in owner, Annuitant or any Joint Annuitant. TERMINATION OF THIS RIDER WILL CAUSE YOU TO BE IN VIOLATION OF ANY CONCURRENT GUARANTEED ACCUMULATION OR WITHDRAWAL BENEFIT RIDER.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENTS WILL BE RECALCULATED TO EQUAL THE LESSER OF THE CONTRACT VALUE AS OF THE VALUATION DAY OF THE REINSTATEMENT OR THE PREMIUM PAYMENTS PRIOR TO THE TERMINATION. YOUR MAXIMUM ANNIVERSARY VALUE WILL BE RESET AT THE LOWER OF THE MAXIMUM ANNIVERSARY VALUE PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

It may be presumed that investment in any asset allocation model could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. The asset allocation models that you must invest in provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

If you are required to elect this rider in combination with an optional benefit such as Safety Plus, Future5 or Future6, then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail. If you violate the investment restrictions set forth in such optional riders, or such riders terminate for any reason, you may not revoke this rider.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?


Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.


CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

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- Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

B. RETURN OF PREMIUM III

OBJECTIVE

To provide a Death Benefit equal to the greater of Contract Value, minus Distribution Charges, if applicable, or Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?


The Return of Premium III rider is closed to new investors.


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the Death Benefit on each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

Except as discussed below, we cannot increase the rider fee once you elect the rider. In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to change the rider charge up to the maximum fee described in the Fee Summary (absent any voluntary waivers by us) at any time without notice.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges, if applicable) or Premium Payments adjusted for Surrenders. See the Return of Premium Death Benefit III Examples 1 and 2 in Appendix A.

The Return of Premium III Death Benefit is payable in addition to your Personal Pension Account Death Benefit.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Generally, yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

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CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. However, you may not terminate this rider for so long as any optional rider such as Safety Plus, Future5 or Future6 riders are in effect. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional death benefit may be elected following the termination.

A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the Standard Death Benefit section) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Return of Premium III examples 1-3 in Appendix A for an illustration of this calculation.

Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. The Return of Premium III Transfer Limit is equal to 5% of the Premium Payment(s) adjusted for Surrenders and transfers to and from the Personal Pension Account; or if an ownership change or spousal continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Return of Premium III Examples 1-3 in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.


If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be

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annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose investment restrictions in the future.

If you are required to elect this rider in combination with an optional rider such as Safety Plus, Future5 or Future6, then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail. If you violate the investment restrictions set forth in such optional riders, or such riders terminate for any reason, you may not revoke this rider other than as described in the section above entitled "Can you terminate this rider?"

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment. If we terminate the rider, it cannot be re-elected by you.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

6. OPTIONAL WITHDRAWAL BENEFITS

A. FUTURE5 AND FUTURE6

OBJECTIVE

The objective of the riders is to provide longevity protection that may periodically increase based on Market Increases or Deferral Bonuses.

Please consider the following prior to electing either rider:

- The riders have investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Threshold Payments, partial Surrenders above a Lifetime Benefit Payment and excess transfers to the Personal Pension Account will reduce the rider's benefit proportionally, as described below.

-   You must elect an optional death benefit with either rider.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

Each of the riders provide an opportunity to receive withdrawals in the form of either Threshold Payments or Lifetime Benefit Payments until either the first Covered Life ("Single Life Option") or last Covered Life ("Joint/Spousal Option") dies. Withdrawals taken prior to the relevant Covered Life's Lifetime Income Eligibility Date are called Threshold Payments and withdrawals thereafter are called Lifetime Benefit Payments. Threshold Payments become Lifetime Benefit Payments once taken after the relevant Covered Life's Lifetime Income Eligibility Date.

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WHEN CAN YOU BUY THE RIDERS?


The Future5 and Future6 riders are no longer available for purchase (including adding it to existing Contracts). You may buy either rider only at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying either rider is 80. Once elected, you may not switch riders unless part of a Company-sponsored exchange program.


The riders may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. We reserve the right to withdraw either or both riders, vary rider benefits and/or rider charges or any relevant Covered Life options at any time for new sales. Either or both riders may not be available in all states.

The riders are the same as one another in all respects other than as described herein. When considering which rider version to select, it is important that you work with your investment professional to carefully compare the differences in these features, and particularly the different investment restrictions, to ensure that you choose the rider version that is most consistent with your investment horizon and risk appetite taking into consideration the trade-off between benefits and restrictions associated with one rider over the other. Please refer to the section below entitled "Are there restrictions on how you must invest?" for more information.

We look at the age of contract parties (e.g., Contract Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a "Covered Life" and the specific person whose life and age is used to set benefits is called the "relevant" Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDERS FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying either rider precludes you from adding the Safety Plus rider. As a condition to receiving Future5 or Future6 rider benefits, you must also buy and maintain either Return of Premium III or Maximum Anniversary Value III death benefit rider.

If you elect either rider, you may not elect Personal Pension Account Transfer Programs Investment Gains or Income Path Options.

HOW IS THE CHARGE FOR THE RIDERS CALCULATED?

Each rider has a different current charge and maximum rider charge and both are based on your Payment Base. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account and the Fixed Accumulation Feature.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A MARKET INCREASE OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event you will no longer be entitled to Market Increases or a Deferral Bonus. This declination is irrevocable.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Payment Base immediately prior to such termination or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDERS?

Yes. The benefit bases used to set Threshold Payments or Lifetime Benefit Payments (Payment Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-   PAYMENT BASE

Your initial Payment Base is equal to your initial Premium Payment (without deduction of sales charges, if any). It will generally fluctuate based on:

-   Market Increases; or

-   Deferral Bonuses; and

- Subsequent Premium Payments, partial Surrenders, or transfers to or from the Personal Pension Account.

On each Contract Anniversary until and including the Contract Anniversary immediately following the oldest Covered Life's 90th birthday, the Payment Base will be reset to equal the greater of your Contract Value (prior to the deduction of the rider charge) as of the Contract Anniversary (this event is referred to as a "Market Increase") or your current Payment Base plus any applicable Deferral Bonus. You will not receive both a Market Increase and a Deferral Bonus in the same Contract Year.

Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of ways that your Payment Base may increase based on a Market Increase or Deferral Bonus.

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Subsequent Premium Payments increase your Payment Base by the dollar amount of the Premium Payment. Deposits into the Personal Pension Account do not increase your Payment Base.

Partial Surrenders reduce your Payment Base in different ways depending on whether they are taken before or after your Lifetime Income Eligibility Date and whether they exceed the applicable limit (either the Threshold Payment or an annual Lifetime Benefit Payment).

- PARTIAL SURRENDERS PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are equal to, or less than, the Threshold Payment, then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders are greater than the Threshold Payment, then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold Payment, and (ii) proportionate basis for the amount in excess of the Threshold Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

- PARTIAL SURRENDERS AFTER THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are (i) equal to or less than the Lifetime Benefit Payment, or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD requirements; then the cumulative partial Surrender will not reduce the Payment Base. Any partial Surrenders that exceed the Lifetime Benefit Payment (provided that the RMD exception above does not apply), will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis. See Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.

Partial Surrenders taken during any Contract Year that cumulatively exceed the AWA, but do not exceed an annual Threshold Payment or Lifetime Benefit Payment, as the case may be, will be free of any applicable CDSC.

Transfers of Contract Value to the Personal Pension Account will also reduce your Payment Base on a dollar-for-dollar basis if they are less than the Transfer Limit and proportionally for any cumulative transfers above the Transfer Limit. The Future5 and Future6 Transfer Limits will equal your applicable Withdrawal Percentage multiplied by your then current Payment Base. Please see Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.

Since the Maximum Anniversary Value III and the Return of Premium III Death Benefit riders each have their own Transfer Limit, which may be a different amount that the Transfer Limit imposed by Future5 or Future6. If there is a conflict, then the Transfer Limit of Future5 or Future6 prevails. Please refer to Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Payment Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated? for more information regarding the possible termination of Market Increases, Deferral Bonuses and Withdrawal Percent increases associated with declining rider charge increases.

-   DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Payment Base. You will not receive a Deferral Bonus if your Market Increase is greater than or equal to your Deferral Bonus. The Deferral Bonus will vary depending on the rider version you select. The Deferral Bonus for Future5 is 5%. The Deferral Bonus for Future6 is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base as of the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period. The Deferral Bonus Period will cease upon the earlier of the tenth Contract Anniversary, when you take any partial Surrender, or if a transfer is made to the Personal Pension Account that is in excess of the Future5 and Future6 Transfer Limit.

When you elect this rider, your Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary to the greater of the Payment Base when a Market Increase occurs, or the Deferral Bonus Base on the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period i.e., until you make a Surrender.

Subsequent Premium Payments or transfers from the Personal Pension Account will increase your Deferral Bonus Base by the dollar amount of the Premium Payment or transfer during the Deferral Bonus Period.

Transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are equal to or less than the Transfer Limit will reduce your Deferral Bonus Base on a dollar-for-dollar basis.

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Cumulative transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are greater than the rider Transfer Limit will cause the Deferral Bonus Period to end and the Deferral Bonus Base will permanently be set to zero. Transfers or Surrenders due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.

Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Payment Base and when a transfer ends the Deferral Bonus Period.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above this limit will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE (THRESHOLD PAYMENTS) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE PAYMENT BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS.

Threshold Payments or Lifetime Benefit Payments are calculated by multiplying your Payment Base by the applicable Withdrawal Percentage. The Withdrawal Percentage varies based on whether you selected either the Single or Joint/Spousal ownership option and the age of the relevant Covered Life at the time of the first partial Surrender.

The applicable Withdrawal Percentages are as follows:

                         AGE                            SINGLE   JOINT/SPOUSAL
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                [LESS THAN]59 1/2 - 65                   4.0%          3.5%
                         65+                             5.0%          4.5%

- Except as provided below, the Withdrawal Percentage will be based on the chronological age of the relevant Covered Life at the time of the first partial Surrender. If a partial Surrender HAS NOT been taken, your new Withdrawal Percentage will be effective on the next birthday that brought the relevant Covered Life into a new Withdrawal Percentage age band; or

- If a partial Surrender HAS been taken, the Withdrawal Percentage will be locked at the time of the partial Surrender. Once the relevant Covered Life enters the new age band, the Withdrawal Percentage will unlock at the next Contract Anniversary only if there is a Market Increase. In the event that there is a Deferral Bonus credited and not a Market Increase, the Withdrawal Percentage will remain locked.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, by electing either rider you are required to elect and maintain an optional death benefit rider.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDERS?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE
RIDERS?

Please refer to "Does your benefit base change under the riders?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Payment Base, Deferral Bonus Base and any future Threshold Payments or Lifetime Benefit Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract) as a result of investment performance, or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below this minimum amount, we will no longer accept subsequent Premium Payments. You may either then make a full Surrender and terminate your Contract and your rider, or:

- Transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-   Threshold Payments will cease;

-   Lifetime Benefit Payments will continue;

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-   Market Increases and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as the riders are affected only by changes to the relevant Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of a Covered Life may cause a recalculation of the rider benefits. Covered Life changes also allow us, in our discretion, to impose then prevailing investment restrictions, as described below.

Any Covered Life change made within the first six months from the Contract Issue date will have no impact on the Payment Base or Deferral Bonus Base as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percentage, Lifetime Benefit Payment, and Threshold Payment, as applicable, will thereafter change based on the age of the new relevant Covered Life.

-   SINGLE LIFE OPTION:

Any Covered Life changes after the first six months from Contract Issue date will cause a reset as follows:

    A. If we no longer offer such rider, we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer the rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. If no partial Surrenders or Transfers to the Personal Pension Account above the Transfer Limit have been taken, the Deferral Bonus Base will be recalculated to be the lesser of the Contract Value or the Deferral Bonus Base effective on the date of the change. If a partial Surrender has been taken or there had been a transfer to the Personal Pension Account above the Transfer Limit prior to the date of the Covered Life change, the Deferral Bonus Period will end and the Deferral Bonus Base will be zero; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract.

    If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

-   JOINT/SPOUSAL OPTION:

After the first six months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders, including a transfer to the Personal Pension Account, have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract provided that the age limitation of the rider is not exceeded, the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the younger Covered Life as of the date of the change. The charge for the rider will remain the same.

Alternatively, if after the first six months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken or a transfer to the Personal Pension Account has been made, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the remaining Covered Life as of the date of the change. These recalculations will continue to be based on the Joint/ Spousal Option. You may not convert your Joint/Spousal Option election to a Single Life Option. The charge for the rider will remain the same.

If you have elected the Joint/Spousal Option and after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider, or we no longer offer the rider, then the rider will terminate.

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CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.

If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be re-set but will continue, if applicable, uninterrupted. If the new Covered Life equal or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

- The Lifetime Benefit Payment, Threshold Payment, and Transfer Limit will be recalculated; and

- The Withdrawal Percentage will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum amount rule then in effect.

If your Contract Value is reduced below our minimum amount rule (as defined in your Contract and described above), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Life Annuity (Option One). The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

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JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Joint and Last Survivor Life Annuity (Option Four). If only one Spouse is alive, we will issue a Life Annuity (Option One). The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us that correspond with the rider version chosen. As of the date of this prospectus, if you elect Future5, you must invest in the Portfolio Planner or Investment Strategies asset allocation models or approved Funds listed in Appendix D. These models will be rebalanced quarterly. If you elect Future6, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. The Personal Protection Portfolio models are rebalanced monthly.

We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund,
(ii) changes investment objectives, (iii) closes to further investments and/or
(iv) fails to meet acceptable risk parameters. These reservations will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.


EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE APPLICABLE INVESTMENT REQUIREMENT OR RESTRICTION WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US, FOR VIOLATION OF APPLICABLE INVESTMENT REQUIREMENTS OR RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER. IN THE EVENT OF A CONFLICT BETWEEN THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THIS RIDER AND THOSE IMPOSED BY ANY OTHER GUARANTEED MINIMUM DEATH BENEFIT RIDER, THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THIS RIDER SHALL PREVAIL.


If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Upon reinstatement, your Deferral Bonus Base will be reset at the lower of the Deferral Bonus Base prior to the termination or Contract Value as of the date of reinstatement.

We may require that you comply with then prevailing investment restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. The asset allocation models that you must invest in under either rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

Both rider versions require that you invest in asset allocation models. However, we are able to offer certain attributes associated with the Future6 rider, such as a higher deferral bonus and lower rider charges, based on our assumptions that the Personal Protection Portfolios, and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. The Portfolio Planner or Investment Strategy

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Asset Allocation Models associated with the Future5 rider have a different exposure to equity markets and do not include the Hartford Portfolio Diversifier HLS Fund as an available Fund. It may therefore be reasonably assumed, that if equity markets perform well while you have the Future6 rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results possibly available with the Portfolio Planner or Investor Strategy Allocation Models. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

The Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will periodically rebalance your investments within asset allocation models as described in Appendix D. For instance, if you select Future6 and markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier HLS Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier HLS Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?


Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.


CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base, Deferral Bonus Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any similar optional withdrawal benefit rider. We will not aggregate contracts with dissimilar optional riders such as a contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Future5 or Future6. If we elect to aggregate Contracts, we will recalculate Lifetime Benefit Payments, partial Surrenders and Transfer Limits across aggregated contracts. We will also re-set the date we set these values to operate on a Calendar Year anniversary basis (i.e., January 1 Contract Anniversary) in lieu of multiple Contract Anniversaries.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Personal Protection Portfolio models end when the Future6 rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If you also invest in the Personal Pension Account, transfers to the Personal Pension Account in excess of the Transfer Limit will end the Deferral Bonus Period and the Deferral Bonus Base will be zero.

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these benefits.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider or if you commence taking Threshold Payments prior to your Lifetime Income Eligibility Date. Withdrawals taken prior to the Lifetime Income Eligibility Date (Threshold Payments) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish lifetime benefits.

- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Withdrawal Percentage used to set Lifetime Benefit Payments and the Transfer Limit.

-   We may withdraw this rider for new sales at any time.

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- If you elect either rider, you must elect an optional guaranteed minimum death benefit such as Maximum Anniversary Value III or Return of Premium III for an additional charge. If you violate the terms of either rider, but not the terms of the optional Death Benefit rider, we will terminate this rider but you may be required to continue the Death Benefit rider at an additional charge.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life.

- Annuity payout options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may change at every Contract Anniversary irrespective of Market Increases or Deferral Bonuses, if any.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE AUTOMATIC INCOME PROGRAM IF YOUR LIFETIME BENEFIT PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR AUTOMATIC INCOME PROGRAM TO MAKE LIFETIME BENEFIT PAYMENTS AND YOUR ELIGIBLE LIFETIME BENEFIT PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR AUTOMATIC INCOME PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of these riders may not be appropriate for custodial owned contracts, beneficiary or inherited IRAs or contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Future6 is referred to as Guaranteed Minimum Withdrawal Benefit Plus in your Contract. Future5 is referred to as Guaranteed Minimum Withdrawal Benefit in your Contract.

B. PERSONAL PENSION ACCOUNT

INTERESTS IN THE PERSONAL PENSION ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE PERSONAL PENSION ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE PERSONAL PENSION ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES REGARDING THE PERSONAL PENSION ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE PERSONAL PENSION ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE PERSONAL PENSION ACCOUNT IS CURRENTLY AVAILABLE TO IRA, ROTH IRA, SEP AND NON-QUALIFIED PLAN TYPES. THE PERSONAL PENSION ACCOUNT MAY NOT BE AVAILABLE TO ALL TYPES OF OWNERSHIP ARRANGEMENTS, OR IN ALL STATES.

OBJECTIVE

The objective of the rider is to provide a fixed rate of growth on investments and longevity protection through the certainty of predetermined lifetime payouts and a death benefit. Withdrawals from the Personal Pension Account may be subject to commutation, please see below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The Personal Pension Account bears some similarities to a Fixed Accumulation Feature where you may also receive a fixed interest rate investment return. In this regard, the Personal Pension Account is an alternative to the uncertainty of investing in Funds where your return depends on the investment performance of the Funds you select. However, the Personal Pension Account operates very differently than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment; you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Funds or the Personal Pension Account, and your beneficiaries receive a death benefit if you die. The Personal Pension Account is designed to serve a different purpose; it has features and guarantees that you can use to design your own personal pension plan to provide guaranteed life-long income payouts without having to use Funds or Fixed Accumulation Feature for that purpose. You will know at the time of each Personal Pension Account Contribution what you can expect in terms of guaranteed payout rates (provided that Personal Pension Account Payouts are commenced during your Guarantee Window). Crediting rates (which reduce over time bands) are also available at or prior to each Personal Pension Account Contribution. While you can also use the Fixed Accumulation Feature to take systematic withdrawals or annuity payouts, the amount of those income payments is not guaranteed in advance.

Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account rider gives you guaranteed payout rates and more flexibility structuring payouts? In order to give you the guarantees and income payment flexibility, we had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump

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sum payments. Instead of SURRENDERING part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payouts you are receiving, and then COMMUTING them into a lump sum. When you commute your Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature or Funds. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.

The Personal Pension Account also bears many similarities to guaranteed minimum withdrawal benefits such as Future5 and Future6. Generally speaking, however, the Personal Pension Account may better satisfy a long-term investor's need for the present certainty of future lifetime payouts (subject to limitations) than is otherwise available to those electing a guaranteed minimum withdrawal benefit.

WHEN CAN YOU BUY THE RIDER?

You may elect to invest through the rider at any time(s). Except as noted below (see Personal Pension Account Transfer Programs - Other Considerations), the minimum initial Personal Pension Account Contribution is $10,000 and failure to maintain a minimum Accumulation Balance of $5,000 will result in premature commencement of Personal Pension Account Payouts. Subsequent Premium Payments can be made into Funds and/or the Fixed Accumulation Feature before or after Personal Pension Account Payouts have begun (if received before your Annuity Commencement Date).

We may close the Personal Pension Account to new Personal Pension Account Contributions at any time without notice. We may also make the Personal Pension Account available only through enrollment in one or more investment Programs that we establish.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

We do not charge a separate rider fee for the Personal Pension Account. Our expenses associated with offering this rider are factored into credited and payout rates.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. You invest in the Personal Pension Account through Personal Pension Account Contributions. Your first Personal Pension Account Contribution becomes your initial "Benefit Balance." The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Funds; and, credited interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.

Once you start taking Personal Pension Account Payouts, your Benefit Balance is divided into an "Accumulation Balance" and "Annuity Payout Value." Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.

We will credit interest to your Accumulation Balance at a minimum rate of 1.5% (called a "credited rate(s)") for so long as you have an investment in the Personal Pension Account. We may apply a credited rate that is higher than this minimum interest rate. Different credited rates may apply during the course of your investment in the Personal Pension Account. Credited rates may also vary based on contract variation, Annuity Payout Option, and your gender.

We may prospectively set new credited rates and time periods over which such credited rate(s) shall apply that will be applied to new Personal Pension Account Contributions. This means that portions of your Accumulation Balance may earn interest at different credited rates. See Examples 1, 2 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of how different credited rates may apply during the term of your Contract.

We will confirm your credited rate schedule with each Personal Pension Account Contribution. There is no specific formula for determining credited rates and no assurances are offered as to future credited rates and their applicability to your Contract. Some of the factors that we may consider in determining credited rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, mortality risks, and competitive factors. We expect to make a profit in setting credited rates.

We will account for any Personal Pension Account Contributions, Personal Pension Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which credited rates are associated with each Personal Pension Account Contribution.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWALS FOR YOUR LIFETIME?

Yes. You may tell us to start paying you annuity payouts called "Personal Pension Account Payouts" at any time or at different times until your Annuity Commencement Date. There is a thirty day waiting period for your first Personal Pension Account Payout following each Personal Pension Account Start Date.

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Your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can Surrender your Contract Value from Funds or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. In contrast, you may Surrender any or all of your Contract Value without affecting your Annuity Payout Value and may commute any or all of your Annuity Payout Value without affecting your Contract Value. You may terminate your Contract by
(a) fully surrendering all of your Contract Value in the Funds and Fixed Accumulation Feature; and (b) commuting your Annuity Payout Value in your Personal Pension Account (as discussed in more detail below) thereby giving up your right to future Personal Pension Account Payouts. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, credited rates in effect at the time of investment, the discount rate used for commutation, and how long you receive lifetime Personal Pension Account Payouts.

We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For Qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70 1/2.

Personal Pension Account Payouts received prior to the Annuity Commencement Date are considered to be partial annuitizations under the Code. You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section.

We will calculate the amount of your Personal Pension Account Payouts by applying the applicable payout rate to your Accumulation Balance. We will provide you with guaranteed payout rates corresponding with your Guarantee Window each time that you make a Personal Pension Account Contribution. Payout rates are set at our sole discretion. Minimum guaranteed payout rates are described in your Contract. Payout rates may vary based on contract variation, gender and the Annuity Payout Option selected. There is no specific formula for determining payout rates and, except as specifically provided below, there is no assurance as to future payout rates. Some of the factors that we may consider in determining payout rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, and competitive factors and mortality tables (including age and gender factors). We expect to make a profit in setting payout rates.

When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which Personal Pension Account Payouts are likely to begin. The Target Income Age cannot exceed twenty years from the oldest Annuitant's age (Single Life Option) or the oldest Spouse (Joint Life Option) at the time of investment or age 80, whichever shall first occur. A single Target Income Age will apply to your Contract irrespective of the number of subsequent Personal Pension Account Contributions you may make in the future. Except as provided under Annuity Payout Option Two and Eight, the Target Income Age cannot be changed.

We will use guaranteed payout rate(s) to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three years prior to the Target Income Age and ends three years after the Target Income Age (this seven year period is referred to as the "Guarantee Window"). IN THE EVENT THAT YOU DO NOT ESTABLISH A TARGET INCOME AGE THAT IS AT LEAST THREE YEARS FROM YOUR CURRENT AGE WHEN YOU MAKE YOUR FIRST PERSONAL PENSION ACCOUNT CONTRIBUTION, WE WILL AUTOMATICALLY RESET YOUR TARGET INCOME AGE TO SUCH DATE AND ADJUST YOUR GUARANTEE WINDOW ACCORDINGLY, SUBJECT TO THE MAXIMUM TARGET INCOME AGE LIMITATIONS STATED ABOVE. If you elect Annuity Payout Option Eight, we will establish payout rates by deducting the age of the youngest Annuitant from the age of the oldest Annuitant as of the date of your initial Personal Pension Account Contribution. This differential in ages (rounded up to a full year) will also be used for establishing payout rates for any subsequent Personal Pension Account Contributions regardless of when during each calendar year they are made.

If you commence taking Personal Pension Account Payouts at any time outside of the Guarantee Window, then we will calculate your Personal Pension Account Payouts using the lower of (x) then current payout rate(s) or (y) the maximum payout rate applicable at the time of each Contribution that corresponds to the actual time deferred; but, in no event will the payout rate be less than (z) the minimum guaranteed payout specified in your Contract. PERSONAL PENSION ACCOUNT PAYOUTS TAKEN OUTSIDE OF YOUR GUARANTEE WINDOW ARE NOT GUARANTEED. The existence of guaranteed payout rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Examples 1 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Payouts during the Guarantee Window.

Personal Pension Account Payouts are not cumulative and may not be advanced, commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash surrender benefit.

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Personal Pension Account Payouts will generally terminate upon receipt of due proof of death of the Owner, joint Owner, Annuitant, or Joint Annuitant (if applicable), depending on the Annuity Payout Option then in effect. Please refer to the Annuity Payouts section for more information regarding the cessation of Personal Pension Account Payouts based on the death of an Owner, Annuitant or Joint Annuitant, as applicable, and how these events vary depending upon whether transpiring before or after the Annuity Commencement Date.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. The Personal Pension Account includes a Death Benefit that is initially equal to your Benefit Balance. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions, transfers into the Personal Pension Account, and credited interest. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT DECREASES AS YOU TAKE PERSONAL PENSION ACCOUNT PAYOUTS. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT ALSO DECREASES UPON COMMUTATION OF YOUR ANNUITY PAYOUT VALUE AND MAY BE ELIMINATED OVER TIME. Benefit Balance transfers to Funds and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or an optional Death Benefit then in effect. The method of payment of the Death Benefit will be subject to the restrictions described in the "Standard Death Benefit" section. Personal Pension Account Death Benefits are not subject to annuitization, commutation or the imposition of a CDSC, if applicable.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No. The Personal Pension Account Death Benefit supplements the standard Death Benefit or any optional Death Benefit then in effect.

CAN YOU REVOKE THE RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

LUMP SUM PAYMENTS - You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. You must therefore initiate Personal Pension Account Payouts to commute your Annuity Payout Value.

We compute your Personal Pension Account commuted value by first calculating the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request. We then compute the time period over which these Personal Pension Account Payouts would have otherwise been paid (this time period is called the "Guaranteed Payout Duration"). We then use a present value formula to compute the lump sum payable to you using the discount rate then in effect. Please see "What is the Commuted Value?" in the Surrenders section and Personal Pension Account Examples 4a and 4b in Appendix A for more information about how Guaranteed Payout Duration is determined.

Personal Pension Account Payouts based on the remaining, non-commuted portion of your Annuity Payout Value will resume after the Guaranteed Payout Duration based on the same frequency established on your original Personal Pension Account Start Date provided that Personal Pension Account Payouts have not been terminated based on a death event pursuant to the relevant Annuity Payout Option.

YOUR COMMUTED VALUE MAY BE SIGNIFICANTLY LESS THAN YOUR ANNUITY PAYOUT VALUE. This is because your commuted value depends on a number of factors, including the difference between interest rates currently being credited and the discount rate we are then using for commutation, how long you have invested in the Personal Pension Account and how long Personal Pension Account Payouts are payable pursuant to the relevant Annuity Payout Option. Please refer to "What kinds of Surrenders are available?" and "What is the Commuted Value?" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information about how commutation works.

TRANSFERS - Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Funds without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:

-   4% of your Accumulation Balance as of your prior Contract Anniversary;

- the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or

- the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or Funds become part of your Contract Value. You may also transfer Contract Value from your Funds or Fixed Accumulation Feature

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into the Personal Pension Account. Such transfers will reduce the amount of any optional Death Benefit, and will result in a re-allocation of the AWA and Remaining Gross Premiums associated with your Contract Value and your Personal Pension Account investments. If you have also elected a guaranteed accumulation or withdrawal benefit, please refer to the section entitled "What effect do partial or full Surrenders have on your benefits under the rider?" within such prospectus sections for more information about the impacts of transfers to and from the Personal Pension Account on such benefits. If applicable, no CDSC will be applied to Accumulation Balance transferred to Funds or the Fixed Accumulation Feature, or vice versa. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date. See Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfers into your Personal Pension Account.

AS A RESULT OF THESE OUT-BOUND TRANSFER RESTRICTIONS, IT MAY TAKE A SIGNIFICANT AMOUNT OF TIME (I.E., SEVERAL YEARS) TO MOVE ACCUMULATION BALANCE TO FUNDS OR THE FIXED ACCUMULATION FEATURE AND THEREFORE THIS MAY NOT PROVIDE AN EFFECTIVE SHORT TERM DEFENSIVE STRATEGY. PLEASE REFER TO EXAMPLE 3 UNDER THE PERSONAL PENSION ACCOUNT EXAMPLES IN APPENDIX A FOR AN ILLUSTRATION OF TRANSFER RESTRICTIONS.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Except as otherwise provided in the Annuity Payouts section, any successor owner must continue to abide by the Target Income Age and Guarantee Window you establish at the time of your first Personal Pension Account Contribution.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

Yes. However, you may not make any Personal Pension Account Contributions anytime after your Spouse is removed from your Contract if Annuity Payout Option Eight was elected. Please refer to Annuity Payout Options Two and Eight for further information.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You have no discretion over the management of sums invested in the Personal Pension Account as they are held in our General Account.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT CONTRIBUTIONS?

Yes. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000.

CAN WE AGGREGATE CONTRACTS?

No.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Special consideration should be given by Personal Pension Account investors who are under age 40 based on the twenty-year limitation on setting your Target Income Age and the absence of guaranteed payout rates applied if Personal Pension Account Payouts commence outside of your Guarantee Window.

- Because we impose commutation and transfer limitations, please work with your investment professional to ensure that your investments in the Fixed Accumulation Feature and Funds (in addition to other available assets) will be adequate to meet your liquidity and/or Required Minimum Distribution
    (RMD) (if applicable) needs before investing in the Personal Pension
    Account.

- Credited rates available under the Personal Pension Account may be higher or lower than interest rates offered under the Fixed Accumulation Feature.

- You must select either Annuity Payout Option Two or Eight in order to receive Personal Pension Account Payouts. These Annuity Payout Options include restrictions as to who may serve as Annuitant, Joint Annuitant and Beneficiary.

- Anyone considering investing their entire Deposit into the Personal Pension Account should first discuss with their investment professional whether a single premium immediate annuity may offer better payout rates.

- The Personal Pension Account should not be confused with a pension plan under ERISA. Neither we nor any of our affiliates assume any fiduciary duties; as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.

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7. OPTIONAL ACCUMULATION BENEFIT

SAFETY PLUS

OBJECTIVE

The objective of the rider is to ensure that you receive no less than the Guaranteed Accumulation Benefit of the Safety Plus rider on the Rider Maturity Date and provides enhanced income to the Personal Pension Account at the Rider Maturity Date. Your Guaranteed Accumulation Benefit will initially equal your Premium Payments and will increase by subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account if such Premium Payments and transfers are received before your first rider anniversary.

Please consider the following prior to electing this rider:

- The rider has investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

-   You must elect an optional death benefit with the rider.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

On the tenth Contract Anniversary from the date you buy the rider (the "Rider Maturity Date"), we will compare your Contract Value with the Guaranteed Accumulation Benefit. If the Guaranteed Accumulation Benefit is greater than your Contract Value, then we will apply a one-time adjustment to your Contract Value equal to the difference between your Contract Value and Guaranteed Accumulation Benefit. This one-time adjustment will be distributed among the various Funds and Fixed Accumulation Feature, if applicable, in which your Contract Value is then allocated, on a pro-rata basis. After this one-time adjustment, the rider will terminate. However, if your Contract Value on the Rider Maturity Date is greater than the Guaranteed Accumulation Benefit, then there will be no adjustment to your Contract Value and the rider will terminate without notice. See Safety Plus Examples 1-2 in Appendix A.

At the Rider Maturity Date, if you elect to transfer Contract Value into the Personal Pension Account, we will apply a one-time increase to the Personal Pension Account Maximum Guaranteed Payout Purchase Rate to an amount up to, but not greater than, the Guaranteed Accumulation Benefit, this increase is referred to as the "Income Enhancer", described below.

WHEN CAN YOU BUY THE RIDER?


The Safety Plus rider is closed to new investors. You may only buy the rider at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying this rider is 80. You must indentify your Spouse as the Joint Annuitant when electing this rider if electing Annuity Payout Option Eight.


The rider may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. The rider may not be available in all states. We reserve the right to withdraw the rider or any rider charge structure at any time.

DOES BUYING THE RIDER PRECLUDE YOU FROM BUYING OTHER RIDERS?

Yes, buying this rider precludes you from electing Future5 or Future6. As a condition to receiving rider benefits, you must also buy and maintain either the Return of Premium III or the Maximum Anniversary Value III death benefit rider.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The fee for the rider is based on your Guaranteed Accumulation Benefit. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account and the Fixed Accumulation Feature until the Rider Maturity Date.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge.

If the rider is revoked or terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on Guaranteed Accumulation Benefit immediately prior to such termination, or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. Your Guaranteed Accumulation Benefit is the basis upon which we determine our guarantee obligation on the Rider Maturity Date. Your starting Guaranteed Accumulation Benefit will equal your initial Premium Payment (without deduction for sales charges, if any). Your Guaranteed Accumulation Benefit will increase, on a dollar-for-dollar basis, to reflect subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account only if such Premium Payments and transfer are received before your first rider anniversary. Please refer to Safety Plus Examples 1-2 in Appendix A.

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Surrenders will reduce your Guaranteed Accumulation Benefit on a proportionate basis. If your Contract Value is less than your Guaranteed Accumulation Benefit, reductions on a proportionate basis may be greater than if taken on a dollar-for-dollar basis. See Safety Plus Examples 3 and 4 in Appendix A for an illustration of this calculation.

Transfers into the Personal Pension Account that are equal to or less than the Transfer Limit will reduce your Guaranteed Accumulation Benefit on a dollar-for-dollar basis. Transfers in excess the Transfer Limit in any Contract Year will then reduce your Guaranteed Accumulation Benefit on a proportionate basis. Please refer to Safety Plus Examples 2; 3 and 4 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

You may not carry over unused transfer sums from one Contract Year to another. Your Transfer Limit may change on each Contract Anniversary and whenever you make subsequent Premium Payments, make Surrenders, transfer sums from the Personal Pension Account or make an change in the Owners of the Contract. The Maximum Anniversary Value III and the Return of Premium III death benefit riders each have their own Transfer Limit, which may be a different amount than the Transfer Limit imposed by Safety Plus. In the event of a conflict, the Transfer Limit of Safety Plus prevails. The Safety Plus Transfer Limit is equal to 5% of the Guaranteed Accumulation Benefit at each Contract Anniversary.

Your Guaranteed Accumulation Benefit can never be less than $0 or more than $5 million. Any activities that would otherwise increase your Guaranteed Accumulation Benefit above this limit will not be included for any benefits under the rider.

-   Income Enhancer

At the Rider Maturity Date, if you elect to transfer Contract Value into the Personal Pension Account under this option, we will apply an increase to the Personal Pension Account Maximum Guaranteed Payout Purchase Rate equal to 20% greater than the then current Personal Pension Account Maximum Guaranteed Payout Purchase Rate. The increased payout rate will only be applied to an amount up to, but not greater than, the Guaranteed Accumulation Benefit and must be transferred to the Personal Pension Account after the Rider Maturity Date but prior to the eleventh Contract Anniversary following the rider effective date. Please refer to Safety Plus example 2 in Appendix A.

Transferring Contract Value may proportionately reduce your Death Benefit. Please refer to "What effect do partial or full Surrenders have on your benefits under the rider?" for more information regarding excessive transfers. Please refer to the Annuity Payout section - Annuity Payout Option Eight, for important considerations regarding the configuration of contract ownership roles when selecting a joint and last survivor life annuity payout option for Personal Pension Account Payouts.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, by electing this rider you are required to elect and maintain an optional death benefit rider.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

Yes. At anytime following the earlier of Spousal Contract continuation or the fifth Contract Anniversary after the rider effective date, you may elect to terminate this rider. The Contract Value will not be adjusted to equal the Guaranteed Accumulation Benefit and the rider will terminate.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Guaranteed Accumulation Benefit.

IF YOUR CONTRACT VALUE ON ANY CONTRACT ANNIVERSARY IS EVER REDUCED BELOW THE MINIMUM AMOUNT AS A RESULT OF INVESTMENT PERFORMANCE, OR IF ON ANY VALUATION DAY A PARTIAL SURRENDER IS TAKEN THAT REDUCES YOUR CONTRACT VALUE BELOW THE MINIMUM AMOUNT, THEN YOUR CONTRACT VALUE WILL BE LIQUIDATED AND THE CONTRACT AND ALL ITS RIDERS, INCLUDING THIS RIDER, SHALL TERMINATE AND NO RIDER BENEFITS SHALL BE PAID.

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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any Contract change before the Annuity Commencement Date which causes a change in the ownership will result in the recalculation of the benefits provided under the rider. We reserve the right to approve any ownership changes. The following are the effects of a change in ownership:

    A. If the age of the oldest Owner(s) after the ownership change is greater than the maximum issue age for this rider on the effective Valuation Day of the ownership change, we will terminate the rider.

    B. The options below apply if the age of the oldest Owner(s) after the ownership change is less than or equal to the maximum issue age of the rider at the time of the ownership change.

       1. Ownership changes within the first six months from the Contract Issue date will not cause a recalculation of the benefits or changes under the rider.

       2. Ownership changes after the first six months from the Contract Issue date will cause a recalculation of the benefits under either (a) or
            (b):

         (a) If the rider or a similar rider, as we determine, is not currently available for sale we will terminate the rider; or

         (b) If the rider is currently available for sale, we will continue the existing rider at the rider charge that is currently being assessed (or the last declared initial, minimum and maximum rider charge, if higher). The Guaranteed Accumulation Benefit will be recalculated to equal the lesser of the Contract Value or the then current Guaranteed Accumulation Benefit, on the effective Valuation Day of the ownership change. The Rider Maturity Date will not change.

CAN YOUR SPOUSE CONTINUE YOUR RIDER?

Yes. The following are the effects of an ownership change if your Spouse continues the Contract under the "Spouse Beneficiary" provision of the Contract, if applicable:

If your Spouse is less than or equal to the maximum issue age for the rider at the time of the continuation, then either (a) or (b) will apply as follows:

    a) If the rider is not currently available for sale or a similar rider, as we determine, we will terminate this rider; or

    b) If the rider is currently available for sale, we will continue the rider at the rider charge that is then currently being assessed. The Guaranteed Accumulation Benefit will not change. The Rider Maturity Date will not change.

If your Spouse is greater than the maximum issue age for the rider on the effective Valuation Day of the Spousal Contract continuation, we will terminate the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract before the Rider Maturity Date, you will forfeit all of your rights under the rider and will not receive the Guaranteed Accumulation Benefit.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. These models rebalance monthly.

We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while this rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund,
(ii) changes investment objectives, (iii) closes to further investments and/or
(iv) fails to meet acceptable risk parameters. We will give you advance notice of these changes. These reservations will not be applied with respect to then existing investments. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Termination of the rider will not terminate any concurrent guaranteed minimum death benefit rider. In the event of a conflict between the investment requirements and restrictions of the rider and those imposed by any other guaranteed minimum death benefit rider, the investment requirements and restrictions of the rider shall prevail.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender,

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transfer Contract Value into the Personal Pension Account or change ownership. Upon reinstatement, your Guaranteed Accumulation Benefit will be reset at the lower of the Guaranteed Accumulation Benefit prior to the termination or Contract Value as of the date of reinstatement.

Investment in any asset allocation model could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. The asset allocation models that you must invest in under either rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

The Personal Protection Portfolios and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. It may therefore be reasonably assumed, that if equity markets perform well while you have the rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results of the overall market. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will rebalance your investments within asset allocation models on a monthly basis. For instance, when markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Guaranteed Accumulation Benefit, we reserve the right to treat as one all deferred variable annuity contracts issued by us (or our affiliates) where you have elected any similar optional guaranteed minimum accumulation benefit rider. We will not aggregate contracts with dissimilar optional riders such as a contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Future5 or Future6.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Personal Protection Portfolio models end when the rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Annuitizing your Contract, whether voluntarily or not, will impact and possibly eliminate these benefits.

- We may terminate the rider based on your violation of benefit rules and may otherwise withdraw the rider (or any benefits) for new sales at any time.

- If you elect the rider, you must elect an optional guaranteed minimum death benefit such as Maximum Anniversary Value III or Return of Premium III for an additional charge. If you violate the terms of the rider, but not the terms of the optional Death Benefit rider, we will terminate this rider but you may be required to continue the Death Benefit rider at an additional charge.

- Certain changes in ownership may result in a reduction, recalculation or forfeiture of benefits.

- The fee for the rider may change on each Contract Anniversary regardless of changes to your Guaranteed Accumulation Benefit.

- We will share data regarding your Contract with affiliates or designees to help us manage our guarantee obligation under this rider.

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- Due to the anticipated impact of these investment restrictions on potential upside performance, it is important that you discuss with your investment professional whether, among other things, a traditional fixed annuity, high grade fixed income securities or a certificate of deposit might better suit your long term needs.

- This rider is not "RMD friendly." Electing the rider when using this contract to meet your RMD obligations may have negative consequences inasmuch as your benefits are reduced proportionally for ANY partial surrender. We are not responsible for violations due to your obligation to comply with RMD obligations.

- The purchase of this rider may not be appropriate for custodial owned contracts, beneficiary or inherited IRAs or contracts owned by certain types of non-natural entities, including Charitable Trusts.

- Safety Plus is referred to as Guaranteed Minimum Accumulation Benefit Plus Rider in your Contract.

8. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION BALANCE - The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293


ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUAL PAYMENT BASE CAP: The maximum percentage the Payment Base may be increased annually due to a Market Increase or a Deferral Bonus under Future6 or Future5.

ANNUAL WITHDRAWAL AMOUNT: The amount you may Surrender each Contract Year without incurring a CDSC.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract, excluding any Personal Pension Account Payout pursuant to the Personal Pension Account.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout also refers to Personal Pension Account Payouts.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

ANNUITY PAYOUT VALUE: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.

BENEFIT BALANCE: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.

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CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender or take money out of your Contract in the form of a commutation of Annuity Payout Value or certain annuity payout options.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Account on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under Future5 and Future6 guaranteed minimum withdrawal benefit riders.

DEFERRAL BONUS: The amount added to your Payment Base on each Contract Anniversary while the Deferral Bonus Period is in effect if a Market Increase does not occur on such Contract Anniversary.

DEFERRAL BONUS PERIOD: The Deferral Bonus Period commences on the date that either Future5 or Future6 has been added to your Contract and Deferral Bonus Period ends when the first of the following events occur: (a) tenth Contract Anniversary from the date that either Future5 or Future6 has been added to your Contract, (b) the Valuation Day that you take your first partial Surrender (including your first Lifetime Benefit Payment or Threshold Payment); or (c) the Valuation Day that you first transfer any Contract Value to the Personal Pension Account in excess of the applicable Transfer Limit. Once the Deferral Bonus Period ends, it cannot be re-started.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or optional Death Benefit plus the Personal Pension Account Death Benefit.

DEPOSIT: The sum of allPremium Payments and Personal Pension Account Contributions.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Funds and into the Personal Pension Account.

FINANCIAL INTERMEDIARY: The broker-dealer, bank or other financial institution through whom you bought your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Accumulation Feature, if available, and the Personal Pension Account.

GUARANTEE WINDOW: The seven year time period during which we guarantee Personal Pension Account Payouts. You set your Guarantee Window by selecting your Target Income Age (when you make your first Personal Pension Account Contribution). Your Guarantee Window is three years before and after your Target Income Age.

GUARANTEED ACCUMULATION BENEFIT: The amount used to determined the Safety Plus Transfer Limit, the rider charge and the guaranteed amount payable at the Rider Maturity Date.

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GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a "Period Certain") specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout, rounded down.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year under Future5 and Future6.

LIFETIME INCOME ELIGIBILITY DATE: The Contract Anniversary following the relevant Covered Life's attaining the age of 59 1/2 or such age we specify within your Contract.

MARKET INCREASES: A potential increase to your Payment Base equal to your then current Contract Value prior to the deduction of rider charges based on market performance subject to the applicable Annual Payment Base Cap, if any.

MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death of the oldest Owner or the Annuitant's 81st birthday, whichever first occurs, adjusted for any Premium Payments, or transfers to or from the Personal Pension Account and partial Surrenders occurring after such Contract Anniversary.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments, Threshold Payments, Transfer Limit and rider charge under Future5 or Future6.

PERSONAL PENSION ACCOUNT CONTRIBUTIONS: Sums allocated to the Personal Pension Account (after deduction of front-end sales charges, if applicable). Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).

PERSONAL PENSION ACCOUNT PAYOUTS: Regularly scheduled periodic payments of Annuity Payout Value.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable sales charges). Unless otherwise specified, a Premium Payment does not include Personal Pension Account Contributions. Portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are considered to be Premium Payments that become part of your Contract Value.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

REMAINING GROSS PREMIUM: Premium Payments minus prior partial Surrenders in excess of the AWA at the time of such partial Surrender.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.

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TARGET INCOME AGE - The year that commences with the birthday of the oldest Annuitant during which Personal Pension Account Payouts are expected to begin. Target Income Age establishes your Guarantee Window during which a guaranteed payout rate will be applied to your Accumulation Balance.

THRESHOLD PAYMENTS: The amount payable in the form of partial Surrenders under Future5 or Future6 taken prior to the relevant Covered Life's Lifetime Income Eligibility Date.

TOTAL BALANCE: The sum of your Contract Value and Benefit Balance.

TRANSFER LIMIT: The threshold amount that you may partially Surrender or move within the Contract without causing your rider benefits to be reduced on a proportionate basis. The Transfer Limit varies by rider.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENTAGE: The percentage of your Payment Base that you may withdraw each Contract Year in the form of a Lifetime Benefit Payment.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. SIMPLE IRA owners may not purchase a Contract. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

CALIFORNIA, CONNECTICUT, NEW HAMPSHIRE, NEW JERSEY, NEW YORK AND OREGON - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

CONNECTICUT, FLORIDA, ILLINOIS, NEW JERSEY AND TEXAS - The limit on Living Benefits and Death Benefits imposed when contracts are aggregated does not apply.

CONNECTICUT AND NEW JERSEY - Our approval is required for any subsequent Contribution or transfer resulting in cumulative Contributions and transfers into the Personal Pension Account exceeding $50,000.

FLORIDA - If you are age 65 or older on the contract issue date, CDSCs will be capped at 10% of the amount withdrawn. The cap does not apply to accredited investors.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 62nd birthday or the second Contract Anniversary, whichever is later (B Share Contracts). We will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (L Share Contracts). The Nursing Home Waiver is not available.

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MINNESOTA - The CDSC for B Share Contracts is 7%, 7%, 6%, 6%, 5%, 4%, 3%, 2%, 0% for years 1-9.

NEW JERSEY - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges.

NEW YORK - The Personal Pension Account and Safety Plus rider are not available. A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges. The assignment restrictions on the living benefits and death benefits do not apply.

OKLAHOMA - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.

TEXAS - The assignment restrictions on the living benefits and death benefits do not apply. Letters of Intent are not available as a basis to reduce sales charges. SIMPLE IRA owners may not purchase a Contract. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

VERMONT - Eligible Investments owned by you, your Spouse or any immediate family member may be included under the Rights of Accumulation Program.

WASHINGTON - In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Target Income Age is subject to limitations based on the Annuitant's age as of the date of the first Contribution

C. MISCELLANEOUS

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

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D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2012. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are investment professionals of Financial Intermediaries ("Investment Professionals").


A, B and I Share Contracts may be sold directly to the following individuals free of any commission: 1) our current or retired officers, directors, trustees and employees (and their families) and our corporate parent, affiliates and subsidiaries; and 2) employees and Investment Professionals of Financial Intermediaries. If applicable, we will credit the B Share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.

The financial advisory arrangement otherwise required in order to purchase I share Contracts shall not be applicable to Hartford's Personal Retirement Manager variable annuities bought by any of our current or retired officers, directors, trustees and employees or those of our corporate parent, affiliates and subsidiaries.

Subject to the internal eligibility requirements, employees of a Financial Intermediary; as well as our current or retired officers, directors, trustees and employees and those of our affiliates, subsidiaries and parent companies; may purchase class A share versions of this Contract and make additional Deposits therein without incurring a front-end sales charge.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Total Balance.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 6.5% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Total Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

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Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional's compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.

Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Investment Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE               WHAT IT'S USED FOR
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Access                     Access to Investment Professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment      Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                  Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including
                           Investment Professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense          Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances                 Funds.
Support                    Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                           (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).
Training                   Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                 Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                     Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2012, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust

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Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2012, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2012, Additional Payments did not in the aggregate exceed approximately $29 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records.

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It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.


For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

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    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.


       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "in-come on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the con-tract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.

iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge)

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      over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or

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deemed received does not exceed the sum of (a) such pre-8/14/82 investment and
(b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into

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account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the

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shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

    5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT

The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required

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tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

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The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

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3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the

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limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

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    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

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In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

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Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.


9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS

Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

       a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

       b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

       c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a

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         contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP A-1

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APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) EXAMPLES                         APP A-2
PERSONAL PENSION ACCOUNT (PPA) EXAMPLES                                  APP A-9
EXAMPLE 1: STANDARD ILLUSTRATIONS WITH PARTIAL INCOME STREAM             APP A-9
EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS                 APP A-10
EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)                         APP A-10
EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)                        APP A-11
EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE                        APP A-12
EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE                     APP A-14
EXAMPLE 5: TRANSFER PROGRAMS                                            APP A-16
EXAMPLE 5A: FIXED DOLLAR AMOUNT                                         APP A-16
EXAMPLE 5B: INVESTMENT GAINS                                            APP A-16
EXAMPLE 5C: INVESTMENT GAINS                                            APP A-17
EXAMPLE 5D: INCOME PATH                                                 APP A-17
EXAMPLE 5E: INCOME PATH                                                 APP A-18
MAXIMUM ANNIVERSARY VALUE (MAV) III EXAMPLES                            APP A-19
RETURN OF PREMIUM (ROP) III EXAMPLE                                     APP A-23
SAFETY PLUS EXAMPLES                                                    APP A-25
FUTURE5 AND FUTURE6 EXAMPLES                                            APP A-26

APP A-2

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CONTINGENT DEFERRED SALES CHARGE EXAMPLES

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 1:

ILLUSTRATES A PARTIAL SURRENDER THAT IS EQUAL TO THE AWA IN A DOWN MARKET.

ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000. STEP 1 DOES NOT APPLY.

VALUES IMMEDIATELY PRIOR TO THE PARTIAL SURRENDER:

-   Premium Payments subject to CDSC are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $90,000

-   Earnings are $0

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $5,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings

STEP 2: AS THE AMOUNT SURRENDERED IS EQUAL TO THE AWA, THERE ARE NO CDSC INCURRED ON THE TRANSACTION. ALSO, THERE IS NO ADJUSTMENT TO REMAINING GROSS PREMIUMS. THE AWA HAS BEEN EXHAUSTED FOR THE DURATION OF THE CONTRACT YEAR. THERE ARE NO ADDITIONAL STEPS.

VALUES AFTER THE PARTIAL SURRENDER:

-   Premium Payments subject to CDSC are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $85,000

-   AWA is $0

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 2:

ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN A DOWN MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS.

ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000. STEP 1 DOES NOT APPLY.

VALUES IMMEDIATELY PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Premium Payments subject to CDSC are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $90,000

-   Earnings are $0

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $5,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings

STEP 2: AS THE AMOUNT SURRENDERED IS EQUAL TO THE AWA, THERE ARE NO CDSC INCURRED ON THE TRANSACTION. ALSO, THERE IS NO ADJUSTMENT TO REMAINING GROSS PREMIUMS. THE AWA HAS BEEN EXHAUSTED FOR THE DURATION OF THE CONTRACT YEAR. THERE ARE NO ADDITIONAL STEPS.

VALUES AFTER THE PARTIAL SURRENDER:

-   Premium Payments subject to CDSC are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $85,000

-   AWA is $0

                                                                     APP A-3

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NEXT, ASSUME AN ADDITIONAL SURRENDER DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA.

VALUES IMMEDIATELY PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $75,000

-   Earnings are $0

-   AWA is $0

STEP 3: AS THE AWA IS $0; THE ENTIRE $5,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $6,667 ($100,000 X [$5,000/$75,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $467 [7% X $6,667].

STEP 6: WE DEDUCT THE CDSC OF $467 FROM THE EXCESS AMOUNT $5,000. THE AMOUNT PAID TO YOU IS $4,533.

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $93,333

-   Contract Value is $70,000

-   AWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL SURRENDER IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA.

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $93,333

-   Contract Value is $78,000

-   Earnings are $0

-   AWA is $5,000

STEP 3: WE DEDUCT THE AVAILABLE AWA OF $5,000; THE REMAINING $10,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

APP A-4

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THE AMOUNT SUBJECT TO CDSC IS $12,785 ($93,333 X [$10,000/$73,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $895 [7% X $12,785].

STEP 6: WE DEDUCT THE CDSC OF $895 FROM THE EXCESS AMOUNT $10,000, AND COMBINE THIS WITH YOUR AWA OF $5,000. THE AMOUNT PAID TO YOU IS $14,105.

VALUES AFTER THE THIRD PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $80,548

-   Contract Value is $63,000

-   AWA is $0

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 3:

ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS.

ASSUME A PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. STEP 1 DOES NOT APPLY.

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $110,000

-   Earnings are $10,000

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $10,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings

STEP 2: AS THE AMOUNT SURRENDERED IS EQUAL TO THE AWA, THERE ARE NO CDSC INCURRED ON THE TRANSACTION. ALSO, THERE IS NO ADJUSTMENT TO REMAINING GROSS PREMIUMS. THE AWA HAS BEEN EXHAUSTED FOR THE DURATION OF THE CONTRACT YEAR. THERE ARE NO ADDITIONAL STEPS.

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $100,000

-   Contract Value is $100,000

-   AWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA.

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $100,000

-   Contract Value is $100,000

-   Earnings are $0

-   AWA is $0

                                                                     APP A-5

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STEP 3: AS THE AWA IS $0; THE ENTIRE $10,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $10,000 ($100,000 X [$10,000/$100,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $700 [7% X $10,000].

STEP 6: WE DEDUCT THE CDSC OF $700 FROM THE EXCESS AMOUNT $10,000. THE AMOUNT PAID TO YOU IS $9,300.

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $90,000

-   Contract Value is $90,000

-   AWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA OF $0.

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums are $90,000

-   Contract Value is $99,000

-   Earnings are $9,000

-   AWA is $9,000

STEP 3: WE DEDUCT THE AVAILABLE AWA OF $9,000; THE REMAINING $6,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $6,000 ($90,000 X [$6,000/$90,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $420 [7% X $6,000].

STEP 6: WE DEDUCT THE CDSC OF $420 FROM THE EXCESS AMOUNT $6,000, AND COMBINE THIS WITH YOUR AWA OF $9,000. THE AMOUNT PAID TO YOU IS $14,580.

VALUES AFTER THE THIRD PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $84,000

APP A-6

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-   Contract Value is $84,000

-   AWA is $0

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 4:

ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUM PAYMENTS OUT OF THE APPLICABLE CDSC SCHEDULE.

ASSUME TWO PREMIUM PAYMENTS WERE MADE FOR $100,000 EACH. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: YOUR INITIAL DEPOSIT OF $100,000 IS AVAILABLE WITHOUT A CDSC.

VALUES PRIOR TO THE FULL SURRENDER:

-   Premium Payments are $200,000

-   Remaining Gross Premiums is $200,000

       -   Remaining Gross Premium subject to CDSC is $100,000

-   Contract Value just prior to the full Surrender is $300,000

-   Earnings are $100,000

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $100,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings.

STEP 2: THE FULL SURRENDER IS IN EXCESS OF THE SUM OF THE AWA OF $100,000 PLUS THE AMOUNT DETERMINED IN STEP 1 OF $100,000.

STEP 3: WE DEDUCT THE AVAILABLE AWA; THE REMAINING $100,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $100,000 ($100,000 X [$100,000/$100,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 4%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $4,000 [4% X $100,000].

STEP 6: WE DEDUCT THE CDSC OF $4,000 FROM THE EXCESS AMOUNT $100,000, AND COMBINE THIS WITH YOUR AWA OF $200,000. THE AMOUNT PAID TO YOU IS $296,000.

VALUES AFTER THE FULL SURRENDER:

-   Contract Value is $0

THE CONTRACT IS TERMINATED.

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 5:

ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET.

ASSUME $100,000 IS INVESTED, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE FULL SURRENDER IS IN EXCESS OF THE AWA.

VALUES PRIOR TO THE FULL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums are $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------

-   Contract Value just prior to the full Surrender is $50,000

-   Earnings are $0

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $5,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings

STEP 3: WE DEDUCT THE AVAILABLE AWA OF $5,000; THE REMAINING $45,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $100,000 ($100,000 X [$45,000/$45,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $7,000 [7% X $100,000].

STEP 6: WE DEDUCT THE CDSC OF $7,000 FROM THE EXCESS AMOUNT $45,000, AND COMBINE THIS WITH YOUR AWA OF $5,000. THE AMOUNT PAID TO YOU IS $43,000.

VALUES AFTER THE FULL SURRENDER:

-   Contract Value is $0

THE CONTRACT IS TERMINATED.

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 6:

ILLUSTRATES A COMMUTATION OF THE PERSONAL PENSION ACCOUNT ANNUITY PAYOUT VALUE. THE SAME CONCEPT WILL APPLY TO THE COMMUTED VALUE OF PERIOD CERTAIN ANNUITY PAYOUTS.

ASSUME $100,000 IS INVESTED INTO THE PERSONAL PENSION ACCOUNT AND YOU COMMENCE PPA PAYOUTS. ONE PPA PAYOUT HAS PREVIOUSLY OCCURRED FOR $420. THEN, A COMMUTATION OF ALL REMAINING ANNUITY PAYOUT VALUE OCCURS IN CONTRACT YEAR 1, AND LIFE-CONTINGENT PAYOUTS ARE WAIVED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE FULL WITHDRAWAL IS IN EXCESS OF THE AWA.

VALUES PRIOR TO THE FULL COMMUTATION:

-   Contract Value is $0

-   Accumulation Balance is $0

-   Annuity Payout Value is $99,826

-   Contribution subject to CDSC is $100,000

-   AWA is $4,580

       - Your AWA is 5% of total Contributions subject to CDSC, less prior PPA Payouts during the Contract Year

UPON THE COMMUTATION OF REMAINING PPA PAYOUTS, WE REDUCE THE ANNUITY PAYOUT VALUE BY AN ADJUSTMENT THAT TAKES INTO ACCOUNT THE CURRENT VALUE OF THE FUTURE PAYOUTS YOU WOULD HAVE RECEIVED DURING YOUR GUARANTEED PAYOUT DURATION USING A DISCOUNT RATE DETERMINED IN ACCORDANCE WITH THE FACTORS DESCRIBED IN THE PROSPECTUS. FOR THIS COMMUTATION, THE ADJUSTMENT IS $31,956. PLEASE REFER TO PERSONAL PENSION ACCOUNT EXAMPLE 4A IN THIS APPENDIX A FOR A MORE COMPLETE DESCRIPTION OF COMMUTATION.

THE RESULTING VALUE OF $67,871 IS THE NET COMMUTED VALUE FOR THE PURPOSES OF CDSC CALCULATION.

STEP 3: WE DEDUCT THE AVAILABLE AWA OF $4,580; THE REMAINING $63,291 IS IN EXCESS OF THE AWA.

APP A-8

-------------------------------------------------------------------------------

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE CONTRIBUTIONS STILL SUBJECT TO CDSC.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = NET COMMUTED VALUE OF ALL APV + ACCUMULATION BALANCE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $100,000 ($100,000 X [$63,291 /$63,291])

YOUR REMAINING GROSS PREMIUMS (AS USED IN THE CONTEXT OF ANNUITY PAYOUTS) ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $7,000.

STEP 6: WE DEDUCT THE CDSC OF $7,000 FROM THE EXCESS AMOUNT $63,291, AND COMBINE THIS WITH YOUR AWA OF $4,580. THE AMOUNT PAID TO YOU IS $60,871.

VALUES AFTER THE FULL COMMUTATION:

-   Annuity Payout Value is $0

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 7:

ILLUSTRATES THE REALLOCATION OF REMAINING GROSS PREMIUM (AS USED IN THE CONTEXT OF ANNUITY PAYOUTS) UPON A TRANSFER TO THE PERSONAL PENSION ACCOUNT.

ASSUME A TRANSFER OF FUNDS EQUAL TO $20,000 FROM CONTRACT VALUE TO THE PERSONAL PENSION ACCOUNT IN CONTRACT YEAR 2.

VALUES IMMEDIATELY PRIOR TO THE TRANSFER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums is $100,000

-   Contract Value is $120,000

-   Accumulation Balance is $0

Remaining Gross Premiums are reallocated proportionally upon a transfer of funds from the Contract Value to the Personal Pension Account as the portion of Contributions still subject to CDSC.

The amount reallocated is derived by [A/B] where:

A = The amount of the transfer

B = The Contract Value immediately prior to the transfer

For this transfer, $16,667 is reallocated away from the Contract Value.

AFTER THE TRANSFER TO THE PERSONAL PENSION ACCOUNT

-   Premium Payments allocated to Contract value is $83,333

-   Remaining Gross Premiums is $83,333

- Contributions subject to CDSC allocated to the Personal Pension Account is $16,667

-   Contract Value is $100,000

-   Accumulation Balance is $20,000

ON THE WHOLE, THE AMOUNT SUBJECT TO CDSC HAS REMAINED CONSTANT.

                                                                     APP A-9

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT EXAMPLES

EXAMPLE 1: STANDARD ILLUSTRATIONS WITH A PARTIAL INCOME STREAM

Assume the initial Personal Pension Account Contribution is equal to $100,000 (no sums are invested in the Fixed Accumulation Feature or Sub-Accounts). Assume that in Contract Year 7, the Owner requested to commence an income stream based on $50,000 of Annuity Payout Value during the Guarantee Window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. Hypothetical credited and payout rates are illustrated below.

A. To understand how your guaranteed payout rates are set during your Guarantee Window (shaded area), see Guaranteed Payout Rates in Contract Years 1 through 7. In this Example, the guaranteed payout rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.

B. Credited interest rates vary during the duration of your Contract as illustrated in column 4. In this illustration, credited interest rates change at the 10th Contract Year and again at the 20th Contract Year.

C. Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.

                                                            CREDITED
                CONTRACT                      BENEFIT       INTEREST
                  YEAR            AGE         BALANCE         RATE
------------------------------------------------------------------------
                    0              60         $ 100,000        5.00%
                    1              61           105,000        5.00%
                    2              62           110,250        5.00%
                    3              63           115,763        5.00%
 GUARANTEE          4              64           121,551        5.00%
   WINDOW           5              65           127,628        5.00%
                    6              66           134,010        5.00%
                    7              67           140,710        5.00%
                    8              68           142,009        5.00%
                    9              69           143,535        5.00%
                   10              70           145,299        3.00%
                   11              71           145,212        3.00%
                   12              72           145,220        3.00%
                   13              73           145,326        3.00%
                   14              74           145,532        3.00%
                   15              75           145,841        3.00%
                   16              76           146,256        3.00%
                   17              77           146,781        3.00%
                   18              78           147,419        3.00%
                   19              79           148,173        3.00%
                   20              80           149,047        1.50%
                   21              81           147,927        1.50%
                   22              82           146,839        1.50%
                   23              83           147,568        1.50%

                                                                        PERSONAL
                                     ANNUITY     GUARANTEED              PENSION
                  ACCUMULATION       PAYOUT     PAYOUT RATES             ACCOUNT
                     BALANCE          VALUE      (PER 1000)            PAYOUTS(2)
------------  --------------------------------------------------------------------------
                    $ 100,000
                      105,000                        61.99
                      110,250                        62.33
                      115,763                        62.72
 GUARANTEE            121,551                        63.16
   WINDOW             127,628                        63.65
                      134,010                        64.17
                       90,710    (1) $50,000         64.73             $ 3,237
                       95,246        46,763                              3,237
                      100,008        43,527                              3,237
                      105,008        40,290                              3,237
                      108,158        37,054                              3,237
                      111,403        33,817                              3,237
                      114,745        30,581                              3,237
                      118,188        27,344                              3,237
                      121,733        24,108                              3,237
                      125,385        20,871                              3,237
                      129,147        17,634                              3,237
                      133,021        14,398                              3,237
                      137,012        11,161                              3,237
                      141,122        7,925                               3,237
                      143,239        4,688                               3,237
                      145,388        1,452                               3,237
                      147,568            0                               3,237

(1) Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC's and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2) These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS

Assume a $100,000 initial Personal Pension Account Contribution was made at a time when we declared a hypothetical credited rate of 4% and that a $15,000 subsequent Personal Pension Account Contribution was made when we declared a hypothetical credited rate of 3.75%. Your Benefit Balance would increase as follows:

                            PERSONAL                                    PERSONAL                            TOTAL
                        PENSION ACCOUNT         CREDITED             PENSION ACCOUNT        CREDITED       BENEFIT
   AGE                    CONTRIBUTION            RATE                CONTRIBUTION            RATE         BALANCE
--------------------------------------------------------------------------------------------------------------------
    55       First           $100,000                                                                       $100,000
    56      Deposit                               4.00  %                                                    104,000
    57                                            4.00  %                                                    108,160
    58                                            4.00  %                                                    112,486
    59                                            4.00  %     Second      $15,000                            131,986
    60                                            4.00  %     Deposit                         3.75  %        137,228
    61                                            4.00  %                                     3.75  %        142,678
    62                                            4.00  %                                     3.75  %        148,345
    63                                            4.00  %                                     3.75  %        154,237
    64                                            4.00  %                                     3.75  %        160,362
    65                                            4.00  %                                     3.75  %        166,732

EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)

The following example illustrates the impact on various values associated to the contract when a transfer from the Sub-Accounts to the Personal Pension Account occurs. Assume that the Owner deposits $100,000 in the Sub-Accounts and then elects to transfer $5,000 from the Sub-Accounts to the Personal Pension Account in which event:

                                                                 TRANSFER FROM
                                                              SUB-ACCOUNTS TO THE
                                                            PERSONAL PENSION ACCOUNT
                                                        BEFORE VALUE            AFTER VALUE
--------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                 $125,000
Remaining Gross Premium                                    $100,000                 $100,000
Return of Premium II Withdrawal Limit                            $0                       $0
Maximum Anniversary Value Withdrawal Limit                      n/a                      n/a
Return of Premium II Death Benefit                         $100,000               $96,153.85
Maximum Anniversary Value Death Benefit -
 Anniversary Value (Before Value is assumed)               $107,000              $102,884.62
Maximum Anniversary Value Death Benefit - Premium
 Payments                                                  $100,000               $96,153.85
Benefit Balance                                                  $0                   $5,000

-   The Sub-Account Value is reduced by the amount of the transfer ($5,000).

- The Remaining Gross Premium associated to the Sub-Accounts is not reduced by the amount of the transfer as Remaining Gross Premium is only reduced for Surrenders or transfers in excess of the Annual Withdrawal Amount.

- As a result of the transfer, the Return of Premium III Death Benefit is reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

- As a result of the transfer, the Maximum Anniversary Value III Anniversary Value and Premium Payments are both reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

- Assume there were no sums previously invested in the Personal Pension Account. The Benefit Balance is increased by the amount of the transfer ($5,000).

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)

The following example illustrates the impact on various values associated to the Contract when a transfer from the Personal Pension Account to the Sub-Accounts occurs. Assume that the Owner makes a Personal Pension Account Contribution of $100,000 into the Personal Pension Account and then elects to transfer the maximum available transfer from the Personal Pension Account to the Sub-Accounts. The out-bound transfer restriction considers the following factors:

  END OF YEAR      MAXIMUM OF A, B, C        A        B        C
-------------------------------------------------------------------
       1                  $4,120           $4,120   $3,000       $0
       2                  $4,120           $4,073   $2,966   $4,120

Where,

- Column A equals 4% of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 Personal Pension Account Contribution earns a credited interest rate of 3%.

- Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

- Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

                                                                TRANSFER FROM PERSONAL
                                                                PENSION ACCOUNT TO THE
                                                                     SUB-ACCOUNTS
                                                                     END OF YEAR 1
                                                        BEFORE VALUE               AFTER VALUE
---------------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $104,000                   $108,120
Remaining Gross Premium                                    $100,000                   $104,000
Annual Withdrawal Amount                                     $5,000                     $5,206
Return of Premium III                                      $100,000                   $104,120
Maximum Anniversary Value III - Anniversary Value
 (Before Value is assumed)                                 $100,000                   $104,120
Maximum Anniversary Value III - Premium Payments           $100,000                   $104,120
Benefit Balance                                            $103,000                    $98,880

-   The Benefit Balance is reduced by the amount of the transfer ($4,120).

- The Remaining Gross Premium associated to the Sub-Accounts is increased by the proportional amount of the Contributions to the Personal Pension Account by a factor determined by the amount of the transfer from the PPA relative to the Accumulation Balance ($100,000 x [$4,120/$103,000] = $4,000).

- The Return of Premium III Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

- The Maximum Anniversary Value III Anniversary Value and Premium Payments are both increased dollar for dollar for the amount of the transfer ($4,120).

-   The Sub-Account Value is increased by the amount of the transfer ($4,120).

APP A-12

-------------------------------------------------------------------------------

EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking all Personal Pension Account Payouts and then fully commute the Personal Pension Account Payouts in year 20, which is outside of their Guarantee Window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). Also, assume that the initial Personal Pension Account Contribution is equal to $100,000 and no Premium Payments have been invested in the Fixed Accumulation Feature or Sub-Accounts.

                 CONTRACT                      BENEFIT        ACCUMULATION           CREDITED
                   YEAR            AGE         BALANCE           BALANCE               RATE
-------------------------------------------------------------------------------------------------
                      0              60         $100,000         $ 100,000              5.00%
                      1              61          105,000           105,000              5.00%
                      2              62          110,250           110,250              5.00%
                      3              63          115,763           115,763              5.00%
 GUARANTEE            4              64          121,551           121,551              5.00%
   WINDOW             5              65          127,628           127,628              5.00%
                      6              66          134,010           134,010              5.00%
                      7              67          140,710           140,710              5.00%
                      8              68          147,746           147,746              5.00%
                      9              69          155,133           155,133              5.00%
                     10              70          162,889           162,889              3.00%
                     11              71          167,776           167,776              3.00%
                     12              72          172,809           172,809              3.00%
                     13              73          177,994           177,994              3.00%
                     14              74          183,334           183,334              3.00%
                     15              75          188,834           188,834              3.00%
                     16              76          194,499           194,499              3.00%
                     17              77          200,333           200,333              3.00%
                     18              78          206,343           206,343              3.00%
                     19              79          212,534           212,534              3.00%
                     20              80          218,910                 0   (2)        1.50%
                     21              81              n/a               N/A               n/a   (3)
                     22              82              n/a               N/A               n/a
                     23              83              n/a               N/A               n/a
                     24              84              n/a               N/A               n/a
                     25              85              n/a               N/A               n/a
                     26              86              n/a               N/A               n/a
                     27              87              n/a               N/A               n/a
                     28              88              n/a               N/A               n/a
                     29              89              n/a               N/A               n/a
                     30              90              n/a               N/A               n/a

                ANNUITY
                PAYOUT        PAYOUT RATES     COMMUTED
                 VALUE       (PER 1000)(1)      VALUE         PAYOUTS
------------  -------------------------------------------------------------
                      $ 0          61.68
                        0          61.99                           $ 0
                        0          62.33                             0
                        0          62.72                             0
 GUARANTEE              0          63.16                             0
   WINDOW               0          63.65                             0
                        0          64.17                             0
                        0          64.73                             0
                        0          65.31                             0
                        0          65.91                             0
                        0          66.56                             0
                        0          69.14                             0
                        0          71.94                             0
                        0          74.99                             0
                        0          78.32                             0
                        0          81.96                             0
                        0          85.92                             0
                        0          90.11                             0
                        0          94.63                             0
                        0          99.55                             0
                  218,910         105.02   (6) $156,367   (5)        0   (4)
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A         22,989   (7)
                      N/A            N/A            N/A         22,989   (7)

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the Guarantee Window. Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this Example.

                                                                    APP A-13

-------------------------------------------------------------------------------

(3)  Interest is no longer credited under the Personal Pension Account.

(4) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the payout rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$105.02/1,000 = $22,989. However, in this example, Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(5) The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$22,989, rounded down = 9 years) calculated using this discount rate.

(6) Hypothetical Payout Rate used because Personal Pension Accounts and subsequent commutation occur outside of the Guarantee Window.

(7) Lifetime Personal Pension Account Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

APP A-14

-------------------------------------------------------------------------------

EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking Personal Pension Account Payouts and commute half of the Personal Pension Account Payouts in year 20, which is outside of their Guarantee Window. In this Example, the Guarantee Window is represented by the shaded area in years 1 though 7. Year 20 "Before" illustrates how the Annuity Payout Value is split in half to serve as the basis for Personal Pension Account Payouts and the Commuted Value. Year 20 "After" illustrates the amounts paid to the Owner in the form of Personal Pension Account Payouts and Commuted Value. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). The Guaranteed Payout Duration in this Example is illustrated as the shaded rows corresponding to Contract Years 20 through 28. Assume the initial Deposit is equal to $100,000 and no sums are invested in the Fixed Accumulation Feature or Sub-Accounts.

                                                                                 ANNUITY
  CONTRACT                    BENEFIT        ACCUMULATION         CREDITED        PAYOUT
    YEAR           AGE        BALANCE          BALANCE              RATE         VALUE 1
------------------------------------------------------------------------------------------
     0              60         $100,000        $ 100,000             5.00%             $ 0
     1              61          105,000          105,000             5.00%               0
     2              62          110,250          110,250             5.00%               0
     3              63          115,763          115,763             5.00%               0
     4              64          121,551          121,551             5.00%               0
     5              65          127,628          127,628             5.00%               0
     6              66          134,010          134,010             5.00%               0
     7              67          140,710          140,710             5.00%               0
     8              68          147,746          147,746             5.00%               0
     9              69          155,133          155,133             5.00%               0
     10             70          162,889          162,889             3.00%               0
     11             71          167,776          167,776             3.00%               0
     12             72          172,809          172,809             3.00%               0
     13             73          177,994          177,994             3.00%               0
     14             74          183,334          183,334             3.00%               0
     15             75          188,834          188,834             3.00%               0
     16             76          194,499          194,499             3.00%               0
     17             77          200,333          200,333             3.00%               0
     18             78          206,343          206,343             3.00%               0
     19             79          212,534          212,534             3.00%               0
 20 BEFORE          80          218,910                0   (2)       1.50%         109,455
  20 AFTER          80           97,960                0   (2)        n/a           97,960
     21             81           86,465              N/A              n/a   (3)     86,465
     22             82           74,970              N/A              n/a           74,970
     23             83           63,475              N/A              n/a           63,475
     24             84           51,980              N/A              n/a           51,980
     25             85           40,485              N/A              n/a           40,485
     26             86           28,990              N/A              n/a           28,990
     27             87           17,495              N/A              n/a           17,495
     28             88            6,000              N/A              n/a            6,000
     29             89                0              N/A              n/a                0
     30             90                0              N/A              n/a                0
     31             91                0              N/A              n/a                0

                    ANNUITY
  CONTRACT           PAYOUT              COMMUTED           PAYOUT RATES
    YEAR            VALUE 2                VALUE           (PER 1000)(1)     PAYOUTS
------------  ---------------------------------------------------------------------------
     0                    $ 0                                    61.68
     1                      0                                    61.99         $ 0
     2                      0                                    62.33           0
     3                      0                                    62.72           0
     4                      0                                    63.16           0
     5                      0                                    63.65           0
     6                      0                                    64.17           0
     7                      0                                    64.73           0
     8                      0                                    65.31           0
     9                      0                                    65.91           0
     10                     0                                    66.56           0
     11                     0                                    69.14           0
     12                     0                                    71.94           0
     13                     0                                    74.99           0
     14                     0                                    78.32           0
     15                     0                                    81.96           0
     16                     0                                    85.92           0
     17                     0                                    90.11           0
     18                     0                                    94.63           0
     19                     0                                    99.55           0
 20 BEFORE     (4)    109,455   (4)
  20 AFTER     (5)          0             $ 78,185   (7)        105.02   (8) 11,495    (6)
     21                     0                  N/A                 N/A       11,495
     22                     0                  N/A                 N/A       11,495
     23                     0                  N/A                 N/A       11,495
     24                     0                  N/A                 N/A       11,495
     25                     0                  N/A                 N/A       11,495
     26                     0                  N/A                 N/A       11,495
     27                     0                  N/A                 N/A       11,495
     28                     0                  N/A                 N/A       11,495
     29                     0                  N/A                 N/A       22,989    (9)
     30                     0                  N/A                 N/A       22,989
     31                     0                  N/A                 N/A       22,989

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the Guarantee Window. Personal Pension Account Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3)  Interest is no longer credited under the Personal Pension Account.

                                                                    APP A-15

-------------------------------------------------------------------------------

(4) In year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of Personal Pension Account Payouts. Thus, the Accumulation Balance of $210,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for Personal Pension Account Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(5) The Annuity Payout Value of $109,455 is reduced by the Personal Pension Account Payout of $11,495, leaving an Annuity Payout Value of $97,960 remaining.

(6) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the appropriate payout rate and dividing by 1,000. In this case, $109,455*105.02/1,000 = $11,495. However, in this example, half of the Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in years 29, 30, and 31.

(7) The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$11,495, rounded down = 9) calculated using the discount rate.

(8) A hypothetical Payout Rate is used because Personal Pension Account Payouts and commutation occur outside of the Guarantee Window.

(9) In this case, the lifetime Personal Pension Account Payouts for each Annuity Payout Value is $11,495 ($109,455*105.02/1000 = $11,495). When
     combined, these lifetime Personal Pension Account Payouts equal $22,989. Lifetime Personal Pension Account Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

APP A-16

--------------------------------------------------------------------------------

EXAMPLE 5: PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS

The following examples illustrate automatic transfers of investment gains from Sub-Account(s) into the Personal Pension Account (PPA). The examples assume a $100,000 initial premium payment into the Sub-Account(s) with $10,000 initial Contribution into PPA. The examples illustrate the effect of these types of transfers on the components of the variable annuity Contract in varying market conditions. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(a)  FIXED DOLLAR AMOUNT OPTION

Under this option, the client indicates the specific dollar amount to be transferred and frequency of the transfers. The below illustrates an annual transfer of $5,000 with program election occurring at the time of Contract issue. As used below, "BOY" refers to the beginning of Contract Year.

                          CONTRACT         CONTRACT
       CONTRACT            VALUE            VALUE                 ANNUAL
         YEAR              (BOY)        (END OF YEAR)         PERFORMANCE(1)
-------------------------------------------------------------------------------
           1             $100,000.00      $102,000.00               2.00%
           2              97,000.00       100,000.00                3.09%
           3              95,000.00        94,500.00               -0.53%
           4              89,500.00        95,000.00                6.15%
           5              90,000.00        98,000.00                8.89%
           6              93,000.00       106,000.00               13.98%
           7             101,000.00       104,000.00                2.97%
           8              99,000.00       105,000.00                6.06%

                                PPA -
                               BENEFIT            TOTAL DEATH
       CONTRACT              BALANCE(2)             BENEFIT         TRANSFER
         YEAR                   (BOY)                (BOY)           AMOUNT
-----------------------  ---------------------------------------------------
           1                  $10,000.00           $112,000.00      $5,000.00
           2                  15,300.00            115,300.00       5,000.00
           3                  20,759.00            115,259.00       5,000.00
           4                  26,381.77            121,381.77       5,000.00
           5                  32,173.22            130,173.22       5,000.00
           6                  38,138.42            144,138.42       5,000.00
           7                  44,282.57            148,282.57       5,000.00
           8                  50,611.05            155,611.05       5,000.00

(1) The annual performance displayed applies only to the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)  Annual interests of 3% was utilized in determining the Benefit Balance.

(b) INVESTMENT GAINS OPTION

Under this option, we will automatically transfer over any investment gains determined under the program on an annual basis into the Personal Pension Account. In this example the program was established at the time of Contract issue and there is fluctuating (positive and negative) market conditions. As used below, "BOY" refers to beginning of Contract Year and "EOY" refers to end of Contract Year.

                                                                  PPA         PPA
                CONTRACT      CONTRACT                          BENEFIT     BENEFIT
  CONTRACT       VALUE         VALUE          INVESTMENT        BALANCE     BALANCE
    YEAR         (BOY)         (EOY)          GAINS(1)(2)        (BOY)      (EOY)(4)
-------------------------------------------------------------------------------------
     1         $100,000.00    $99,000.00               -       $10,000.00  $10,300.00
     2           99,000.00    101,000.00       $1,000.00        10,300.00   11,609.00
     3          100,000.00     95,000.00               -   (3)  11,609.00   11,957.27
     4           95,000.00     93,550.00               -        11,957.27   12,315.99
     5           93,550.00     98,000.00               -        12,315.99   12,685.47
     6           98,000.00    100,000.00               -        12,685.47   13,066.03
     7          100,000.00     99,500.00               -        13,066.03   13,458.01
     8           99,500.00    102,000.00        2,000.00        13,458.01   15,861.75

(1) Investment Gains are determined by comparing the positive difference between your Anniversary Value and Starting Value adjusted for surrenders as of each Contract Anniversary. For example, in year 2, we compare the $100,000 PPA Benefit Balance to the Contract Value EOY $101,000.

(2)  Is the amount transferred to the Personal Pension Account.

(3) No transfer to the Personal Pension Account occurs as there are no Investment Gains.

(4) Annual credited interest rate of 3% was utilized in determining the Benefit Balance.

                    APP A-17

--------------------------------------------------------------------------------

(c)  INVESTMENT GAINS OPTION

Any optional death benefits elected on your contract would be impacted by the transfer of investment gains.

Return of Premium III elected:

                                                                    ROP III
                                                                PERSONAL PENSION            ROP III                  ROP III
            CONTRACT       CONTRACT                              PLAN TRANSFER           DEATH BENEFIT            DEATH BENEFIT
CONTRACT      VALUE          VALUE           INVESTMENT           LIMIT PRIOR           PREMIUMS PRIOR              PREMIUMS
  YEAR        (BOY)          (EOY)             GAINS              TO TRANSFER             TO TRANSFER            AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
   1        $100,000.00     $99,000.00                -             $5,000.00              $100,000.00              $100,000.00
   2          99,000.00     101,000.00        $1,000.00              5,000.00               100,000.00                99,000.00  (1)

Maximum Anniversary Value III elected:

                                                                              MAV III
                                                                          PERSONAL PENSION                         ANNIVERSARY
                      CONTRACT       CONTRACT                              PLAN TRANSFER       ANNIVERSARY          VALUE AT
     CONTRACT           VALUE          VALUE           INVESTMENT           LIMIT PRIOR        VALUE PRIOR         END OF EACH
       YEAR             (BOY)          (EOY)             GAINS              TO TRANSFER        TO TRANSFER        CONTRACT YEAR
------------------------------------------------------------------------------------------------------------------------------------
        1             $100,000.00     $99,000.00                -             $5,000.00         $100,000.00         $100,000.00  (2)
        2               99,000.00     101,000.00        $1,000.00              5,000.00          100,000.00          100,000.00  (3)

(1) Transfers to the Personal Pension Account up to the Personal Pension Account Transfer Limit impact the Return of Premium III Death Benefit by the amount transferred.

(2) The Contract Year 1 Anniversary Value would also be adjusted to $99,000.00 due to the Year 2 $1,000 transfer.

(3) Transfers to the Personal Pension Account up to the Personal Pension Account Transfer Limit impact the Maximum Anniversary Value III Death Benefit by the amount transferred. The $1,000 reduction is applied to the $101,000 Maximum Anniversary Value.

(d) INCOME PATH-ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

In this example, the Income Path program is established at the time of Contract issue. The current age of the Annuitant is 70, and the Target Income Age is 75; therefore, the length of time to the Target Income Age 5 years. The Starting Allocation elected is 60% Contract Value and 40% Personal Pension Account. The Target Allocation elected is 20% Contract Value and 80% Personal Pension Account. If there was no financial activity and flat annual performance, we would transfer 8.00% annually:

(Contract Value Starting Allocation - Contract Value Ending Allocation) / number of years from program start date to Target Income Age

(60 - 20) / 5 = 8.00%

                                                    APP A-18

--------------------------------------------------------------------------------
(e)  INCOME PATH ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:


                                                                                              INCOME PATH
                                                                                                PROGRAM
                                                                                           ANNUAL ALLOCATION
                       ANNUAL                   "PRIOR TO TRANSFER"                           PERCENTAGE
                      CONTRACT                      PERCENTAGES   PPA -                         TARGETS      PPA -
   CONTRACT             VALUE             CONTRACT               BENEFIT            CONTRACT                BENEFIT
     YEAR          PERFORMANCE (1)         VALUE                 BALANCE             VALUE                  BALANCE
------------------------------------------------------------------------------------------------------------------------
       0                                     60.0%                 40.00%             60.0%                   40.00%
       1                 -0.07              57.53%                 42.47%            56.67%(2)                43.33%
       2                 -0.14              52.20%                 47.80%            53.34%                   46.66%
       3                 0.079              53.36%                 46.64%            50.01%                   49.99%
       4                 0.081              51.22%                 48.78%            46.67%                   53.33%
       5                 0.066              47.53%                 52.47%            43.32%                   56.68%
       6                -0.024              42.00%                 58.00%            40.00%                   60.00%

                      ACTUAL
                     TRANSFER
                    FROM CV TO
                       PPA:
                    PERCENTAGE                 "AFTER TRANSFER"
                     TRANSFER                     PERCENTAGES   PPA -
   CONTRACT         OF CONTRACT         CONTRACT               BENEFIT
     YEAR             VALUE %            VALUE                 BALANCE
---------------  ----------------------------------------------------------
       0                                   60.0%                 40.00%
       1               0.86%(3)           56.67%                 43.33%
       2                  0%(4)           52.20%                 47.80%
       3               3.35%              50.01%                 49.99%
       4               4.55%              46.67%                 53.33%
       5               4.21%              43.32%                 56.68%
       6               2.00%              40.00%                 60.00%

(1) The annual performance displayed appllies only to the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) Calculated as follows: Previous year Contract Value percentage - (Starting Allocation - Ending Allocation) / # of years from program start date to Target Income Age: 60.00% - (60 - 40) / 6 = 56.67.0%

(3) Calculated as follows: Contract Value "Prior to Transfer" Percentage - Contract Value Percentage Target: 57.53% - 56.67% = 0.86%

(4) No transfer occurs because the current allocation exceeds the Target Allocation for that year.

                    APP A-19

--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE III EXAMPLES

This Death Benefit is equal to the greatest of A, B or C, where:

A = Contract Value (minus Distribution Charges, if applicable);

B = Premium Payments adjusted for partial Surrenders; and

C = Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 1:

Assume your initial Premium Payment is $100,000.

                                             TOTAL
                              PERSONAL      PREMIUM
                              PENSION      PAYMENTS
                CONTRACT      ACCOUNT    (ADJUSTED BY        CONTRACT
  CONTRACT     VALUE(3)(4)    TRANSFER    SURRENDERS)         VALUE
    YEAR           "A"        LIMIT(5)        "B"         PERFORMANCE(4)
--------------------------------------------------------------------------
     0          $100,000.00   $5,000.00    $100,000.00          0.00%
     1           102,120.00    5,106.00     100,000.00          2.12%
     2           107,001.34    5,350.07     100,000.00          4.78%
     3           105,663.82    5,350.07     100,000.00         -1.25%
     4            96,259.74    5,350.07     100,000.00         -8.90%
     5           106,424.77    5,350.07     100,000.00         10.56%

                                                                   GUARANTEED
                                          MAXIMUM                   MINIMUM
                                        ANNIVERSARY              DEATH BENEFIT
                                      VALUE AT END OF              AT END OF
                                       EACH CONTRACT           EACH CONTRACT YEAR
  CONTRACT     ANNIVERSARY                 YEAR              GREATEST OF "A", "B",
    YEAR        VALUE(2)                    "C"                     AND "C"
------------  -----------------------------------------------------------------------
     0                    -                        -               $100,000.00
     1          $102,120.00              $102,120.00                102,120.00
     2           107,001.34   (1)         107,001.34                107,001.34
     3           105,663.82               107,001.34                107,001.34
     4            96,259.74               107,001.34                107,001.34
     5           106,424.77               107,001.34                107,001.34

(1) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

(2) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments transfers to and from the Personal Pension Account and Partial Surrenders, if applicable.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(5) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

APP A-20

--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 2:

Assume your initial Premium Payment is $100,000. At the end of Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you transfer $7,850.07, an amount equal to the PPA Transfer Limit, to the Personal Pension Account. In Contract Year 5 you take a partial Surrender for $10,000.

                                                TOTAL
                                               PREMIUM
                                              PAYMENTS
                   CONTRACT        PPA      (ADJUSTED BY
   CONTRACT       VALUE(6)(8)    TRANSFER    SURRENDERS)
     YEAR             "A"       LIMIT(10)        "B"
---------------------------------------------------------
       0           $100,000.00   $5,000.00    $100,000.00
       1            102,120.00    5,000.00     100,000.00
       2            157,001.34    5,106.00     150,000.00
       3            147,188.75    7,850.07     142,149.93
       4            134,088.95    7,457.56     142,149.93
       5            130,324.09    7,457.56     132,019.81

                                                  MAXIMUM
                                                ANNIVERSARY              DEATH BENEFIT
                                              VALUE AT END OF              AT END OF
                                               EACH CONTRACT           EACH CONTRACT YEAR
   CONTRACT            ANNIVERSARY                YEAR(8)            GREATEST OF "A", "B",
     YEAR               VALUE(5)                    "C"                     AND "C"
---------------  ----------------------------------------------------------------------------
       0                          -                        -               $100,000.00
       1                $133,988.73  (1)(3)(4)   $102,120.00                102,120.00
       2         (2)     138,522.21  (1)(3)(4)(7)    157,001.34             157,001.34
       3         (9)     136,699.53  (3)          149,151.27                149,151.27
       4                 124,533.29  (3)          149,151.27                149,151.27
       5         (3)     130,324.09               138,522.21                138,522.21   (7)

(1) The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3) The $10,000 partial Surrender results in a factor of 0.928736397 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.928736397 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,324.09).

(4) The $7,850.07 transfer to the Personal Pension Account results in a dollar-for-dollar reduction to Premium Payments as well as all previous Anniversary Values.

(5) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders, if applicable.

(6)  Does not reflect a Distribution Charge, if applicable.

(7) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders.

(8) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfers to and from the Personal Pension Account and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(9) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $7,850.07.

(10) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

                    APP A-21

--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 3:

Assume the same facts as the example above, except that in Contract Year 3 you transfer $10,000, an amount in excess of the Personal Pension Account Transfer Limit, to the Personal Pension Account.

                                    PERSONAL
                                     PENSION
                                     ACCOUNT     PREMIUM
  CONTRACT          CONTRACT        TRANSFER     PAYMENTS
    YEAR        VALUE "A"(6)(8)     LIMIT(10)      "B"
---------------------------------------------------------------
     0             $100,000.00      $5,000.00   $100,000.00
     1              102,120.00       5,000.00    100,000.00
     2              157,001.34       5,106.00    150,000.00  (2)
     3              145,038.82       7,850.07    140,073.60  (9)
     4              132,130.36       7,348.63    140,073.60
     5              128,274.43       7,348.63    129,943.48  (3)

                                                                         MINIMUM
                                                MAXIMUM                 GUARANTEED
                                              ANNIVERSARY             DEATH BENEFIT
                                            VALUE AT END OF             AT END OF
                                             EACH CONTRACT          EACH CONTRACT YEAR
  CONTRACT    ANNIVERSARY                       YEAR(8)           GREATEST OF "A", "B",
    YEAR        VALUE(5)                          "C"                    AND "C"
------------  ----------------------------------------------------------------------------
     0                   -                               -              $100,000.00
     1         $132,558.95  (1)(3)(4)          $102,120.00               102,120.00
     2          136,343.61  (1)(3)(4)(7)        157,001.34               157,001.34
     3          134,549.62  (3)                 146,972.67               146,972.67
     4          122,574.70  (3)                 146,972.67               146,972.67
     5          128,274.43                      136,343.61               136,343.61   (7)

(1) The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3) The $10,000 partial Surrender results in a factor of 0.927680047 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.927680047 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274.43).

(4) The $10,000 transfer to the Personal Pension Account results in a dollar for dollar reduction to Premium Payments as well as all previous Anniversary Values up to the PPA Transfer Limit of $7,850.07 and then a factor of 0.985393359 is applied. The factor of 0.985393359 is derived by 1-(A/(B-C)) where A is the amount transferred in excess of the Personal Pension Account Transfer Limit $2,149.93; B is the Contract Value Prior to the Transfer $155,038.82; and C is the PPA Transfer Limit less any previous transfers to the Personal Pension Account that contract year $7,850.07.

(5) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account Personal Pension Account, and Partial Surrenders, if applicable.

(6)  Does not reflect a Distribution Charge, if applicable.

(7) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to/from Personal Pension Account, and partial Surrenders.

(8) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfer to/from Personal Pension Account, and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(9) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $10,000.

(10) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

APP A-22

--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 4:

MAXIMUM ANNIVERSARY VALUE III RIDER CHARGE EXAMPLE

Assume the Maximum Anniversary Value is $102,120.00 and Premium Payments is $100,000. The current rider charge is 0.75%.

The current rider charge is assessed on the greater of the Maximum Anniversary Value or Premium Payments; therefore, the rider charge is $765.90, or $102,120 x 0.75%.

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 5:

A proportional reduction, in the form of a factor, is applied when a transfer to the Personal Pension Account in excess of the Transfer Limit occurs or when a partial Surrender is made.

The formula to calculate the proportional factor is 1 - ( A / B ), where:

A = The amount of the Surrender or transfer that exceeds a permissible limit, and

B = The Contract Value immediately prior to the transaction.

This example illustrates the impact of a transfer to the Personal Pension Account in excess of the Personal Pension Account Transfer Limit on the Maximum Anniversary Value III optional death benefit. Assume an amount equal to the Personal Pension Account Transfer Limit has already been transferred during the Contract year, and an additional amount of $10,000 is transferred to the Personal Pension Account during the same Contract year. Assume there have been no Surrenders and no prior excess transfers to the Personal Pension Account.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $140,000.

       -   Your total Premium Payments are $120,000.

       - Your Maximum Anniversary Value III component of your death benefit is $150,000.

       -   Your Personal Pension Account Benefit Balance is $6,000.

The factor for this transaction is 0.928571 and was derived from: 1 - (10,000/140,000).

     Values after the partial Surrender:

       -   Your Contract Value is $130,000.

       -   Your total Premium Payments are $120,000.

       - Your Premium Payments adjusted for partial Surrenders and excess transfers to the PPA are $111,429.

       - Your Maximum Anniversary Value III component of your death benefit is $139,286.

       -   Your Personal Pension Account Benefit Balance is $16,000.

                    APP A-23

--------------------------------------------------------------------------------

RETURN OF PREMIUM III EXAMPLES

RETURN OF PREMIUM III EXAMPLE 1: Assume your initial Premium Payment is $100,000. In Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you transfer $7,500.00, an amount equal to the Personal Pension Account Transfer Limit, to the Personal Pension Account. In Contract Year 5 you take a partial Surrender for $10,000.

                               PERSONAL                              GUARANTEED
                               PENSION                                 MINIMUM
                               ACCOUNT                              DEATH BENEFIT
  CONTRACT      CONTRACT       TRANSFER       PREMIUM                 AT END OF
    YEAR       VALUE(3)(4)     LIMIT(6)      PAYMENTS            EACH CONTRACT YEAR
--------------------------------------------------------------------------------------
     0          $100,000.00                  $100,000.00              $100,000.00
     1           102,120.00     $5,000.00     100,000.00               102,120.00
     2           157,001.34      5,000.00     150,000.00   (1)         157,001.34
     3           147,538.82      7,500.00     142,500.00   (5)         147,538.82
     4           134,407.86      7,125.00     142,500.00               142,500.00
     5           130,657.83      7,125.00     132,369.03   (2)         132,369.03

(1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2) The $10,000 partial Surrender results in a factor of 0.928905486 being applied to Premium Payments. After multiplying the factor of 0.928905486 to $142,500, the adjusted Premium Payments equal $132,369.03. The factor of
     0.928905486 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,657.83).

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity.

(5) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $7,500.00.

(6) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).

RETURN OF PREMIUM III EXAMPLE 2: Assume the same facts as the example above, except that in Contract Year 3 you transfer $10,000, an amount in excess of the PPA Transfer Limit, to the Personal Pension Account.

                            PERSONAL                             MINIMUM
                             PENSION                            GUARANTEED
                             ACCOUNT                          DEATH BENEFIT
  CONTRACT      CONTRACT    TRANSFER     PREMIUM                AT END OF
    YEAR      VALUE(3)(4)   LIMIT(6)     PAYMENTS           EACH CONTRACT YEAR
--------------------------------------------------------------------------------
     0         $100,000.00              $100,000.00             $100,000.00
     1          102,120.00  $5,000.00    100,000.00              102,120.00
     2          157,001.34   5,000.00    150,000.00   (1)        157,001.34
     3          145,038.82   7,500.00    140,085.38   (5)        145,038.82
     4          132,130.36   7,004.27    140,085.38              140,085.38
     5          128,274.43   7,004.27    129,954.41   (2)        129,954.41

(1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2) The $10,000 partial Surrender results in a factor of 0.928905486 being applied to Premium Payments. After multiplying the factor of 0.927680047 to $140,085.38, the adjusted Premium Payments equal $129,954.41. The factor of
     0.927680047 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274.43).

APP A-24

--------------------------------------------------------------------------------

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and partial Surrender activity.

(5) The $10,000 transfer to the Personal Pension Account results in a dollar for dollar reduction to Premium Payments as well as all previous Anniversary Values up to the Personal Pension Account Transfer Limit of $7,500 and then a factor of 0.983055307 is applied. The factor of
     0.983055307 is derived by 1-(A/(B-C)) where A is the amount transferred in excess of the Personal Pension Account Transfer Limit $2,500; B is the Contract Value prior to the transfer $155,038.82; and C is the Personal Pension Account Transfer Limit less any previous transfers to the Personal Pension Account that contract year $7,500.

(6) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).

RETURN OF PREMIUM III EXAMPLE 3:

A proportional reduction, in the form of a factor, is applied when a transfer to the Personal Pension Account in excess of the Transfer Limit occurs or when a partial Surrender is made.

The formula to calculate the proportional factor is 1 - ( A / B ), where:

A = The amount of the surrender or transfer that exceeds a permissible limit, and

B = The contract value immediately prior to the transaction.

This example illustrates the impact of a partial Surrender on Return of Premium III in a down market. Assume a partial Surrender taken in Contract Year 2 equals $5,000. All Surrenders reduce your Return of Premium III death benefit value on a proportional basis.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $85,000.

       -   Your total Premium Payments are $100,000.

       -   Your Return of Premium death benefit value is $100,000.

The factor for this transaction is 0.941176 and was derived from: 1 - (5,000/85,000).

     Values after the partial Surrender:

       -   Your Contract Value is $80,000.

       -   Your total Premium Payments are $100,000.

       -   Your Return of Premium death benefit value is $94,118.

                                                                    APP A-25

-------------------------------------------------------------------------------

SAFETY PLUS EXAMPLES:

SAFETY PLUS EXAMPLE 1: Assume your initial Premium Payment is $100,000. Prior to your first Contract Anniversary, you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you apply an additional subsequent Premium Payment of $15,000.

                                                                                       GUARANTEED                CREDIT TO
                CONTRACT                      CONTRACT             PREMIUM            ACCUMULATION            CONTRACT VALUE,
                  YEAR                      VALUE(3)(4)            PAYMENTS             BENEFIT                   IF ANY
---------------------------------------------------------------------------------------------------------------------------------
                    0                         $100,000.00          $100,000.00          $100,000.00
                   0.5                         145,000.00           150,000.00           150,000.00   (1)
                    1                          146,450.00           150,000.00           150,000.00
                    2                          158,166.00           150,000.00           150,000.00
                    3                          182,655.96   (2)     165,000.00   (2)     150,000.00   (2)
                    4                          160,737.24           165,000.00           150,000.00
                    5                          152,700.38           165,000.00           150,000.00
                    6                          166,443.42           165,000.00           150,000.00
                    7                          174,765.59           165,000.00           150,000.00
                    8                          157,289.03           165,000.00           150,000.00
                    9                          143,133.02           165,000.00           150,000.00
                   10                          135,976.37           165,000.00         $ 150,000.00              $ 14,023.63   (5)

(1) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the subsequent Premium Payment in the first contract year of $50,000.

(2) The Guaranteed Accumulation Benefit of $150,000 is not adjusted by the subsequent Premium Payment in the third contract year of $15,000.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment activity.

(5) On Rider Maturity Date, a credit equal to the difference in the Contract Value and the Guaranteed Accumulation Benefit is applied to the Contract Value to bring the Contract Value equal to the Guaranteed Accumulation Benefit $150,000.

SAFETY PLUS EXAMPLE 2: Assume your initial Premium Payment is $100,000. In Contract Year 1 you transfer $5,000, an amount equal to the Personal Pension Account Transfer Limit, to the Personal Pension Account. After the Rider Maturity Date, but prior to the eleventh Contract Anniversary, you transfer an amount equal to your Contract Value to the Personal Pension Account.

                                                                  GUARANTEED              CREDIT TO
                    CONTRACT                        CONTRACT     ACCUMULATION          CONTRACT VALUE,       PPA ACCUMULATION
                      YEAR                         VALUE(2)(3)      BENEFIT                IF ANY               BALANCE(5)
---------------------------------------------------------------------------------------------------------------------------------
                       0                            $100,000.00    $100,000.00                                     $5,000.00
                       1                              90,950.00      95,000.00   (1)                                5,150.00
                       2                              98,226.00      95,000.00                                      5,304.50
                       3                             104,119.56      95,000.00                                      5,463.64
                       4                              91,625.21      95,000.00                                      5,627.54
                       5                              87,043.95      95,000.00                                      5,796.37
                       6                              94,877.91      95,000.00                                      5,970.26
                       7                              99,621.80      95,000.00                                      6,149.37
                       8                             105,101.00      95,000.00                                      6,333.85
                       9                              98,689.84      95,000.00                                      6,523.87
                       10                             95,729.15      95,000.00              $ 0.00    (4)           6,719.58
                       11                                  0.00         $ 0.00                                    111,064.35   (6)

(1) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the transfer to the PPA in the first contract year of $5,000.

(2)  Does not reflect a Distribution Charge, if applicable.

(3) Assumes annual performance on the Contract Value, as well as transfer to the Personal Pension Account activity.

(4) On the Rider Maturity Date, a credit is not applied to the Contract Value since the Contract Value exceeds the GMAB.

(5) Assumes a credited rate of 3% is applied to the Personal Pension Account Accumulation Balance.

APP A-26

-------------------------------------------------------------------------------

(6) An amount equal to $104,344.77 is transferred to the Personal Pension Account; this amount is equal to the entire Contract Value and assumes investment performance of 9.0% since the 10th Contract Anniversary. $95,000 of the total $104,344.77 transferred will receive Maximum Guaranteed Payout Purchase Rates with a one-time increase to the Purchase Rate (referred to as an Income Enhancer). The remaining $9,344.77 transferred will receive then current Maximum Guaranteed Payout Purchase Rates.

SAFETY PLUS EXAMPLE 3: Assume an initial contribution of $100,000, and during Contract year 4 you make a partial Surrender of $7,000.

                                                                                                                  GUARANTEED
                              CONTRACT                                      CONTRACT            PARTIAL          ACCUMULATION
                                YEAR                                       VALUE(1)(2)         SURRENDER            BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
                                  0                                          $100,000                 -             $100,000
                                  1                                            93,000                 -              100,000
                                  2                                            84,630                 -              100,000
                                  3                                            88,862                 -              100,000
                                  4                                            94,193            $7,000               92,568  (2)
                                  5                                            97,961                 -               92,568
                                  6                                            96,002                 -               92,568
                                  7                                           102,722                 -               92,568
                                  8                                           110,940                 -               92,568
                                  9                                           105,393                 -               92,568
                                 10                                           106,447                 -               92,568  (3)

(1)  Does not reflect a Distribution Charge, if applicable

(2) The partial Surrender of $7,000 reduces the GMAB by a factor of 0.925685, The factor is derived from 1 - ($7,000 / $94,193).

(3) Because the Guaranteed Accumulation Benefit is less than the Contract Value on the 10th Anniversary, there would be no adjustment applied. The Safety Plus rider would subsequently terminate.

SAFETY PLUS EXAMPLE 4:

A proportional reduction, in the form of a factor, is applied when a transfer to the Personal Pension Account in excess of the Transfer Limit occurs or when a partial Surrender is made. The formula to calculate the proportional factor is 1 -(A / B), where:

A = The amount of the surrender or transfer that exceeds a permissible limit, and

B = The Contract Value immediately prior to the transaction.

THIS EXAMPLE ILLUSTRATES THE IMPACT OF A PARTIAL SURRENDER ON THE SAFETY PLUS RIDER IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 4 EQUALS $8,000. ALL SURRENDERS REDUCE THE GUARANTEED ACCUMULATION BENEFIT VALUE ON A PROPORTIONAL BASIS.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $90,000.

       -   Your total Premium Payments are $100,000.

       -   Your Guaranteed Accumulation Benefit value is $100,000.

The factor for this transaction is 0.911111 and was derived from: 1 - (8,000/90,000).

     Values after the partial Surrender:

       -   Your Contract Value is $82,000.

       -   Your total Premium Payments are $100,000.

       -   Your Guaranteed Accumulation Benefit value is $91,111.

FUTURE5 AND FUTURE6 EXAMPLES

Future 5 and Future6 operate similarly except vary by Deferral Bonus, fees and investment restrictions. The following benefit features illustrated below apply to Future5 and Future6 interchangeably.

                                                                    APP A-27

-------------------------------------------------------------------------------

FUTURE5 AND FUTURE6 EXAMPLE 1: Assume your initial Premium Payment is $100,000. Your Contract Value, Payment Base and Bonus Base are all equal to $100,000. You have elected Future5 - Single Life, and based on your age of 60 you initial Withdrawal Percent is at 4%. In years 7, 9, 11 and 12 you take partial Surrender of the amount equal to your available Lifetime Benefit Payment. In year 10, you take a partial Surrender of $10,000.

CONTRACT                       CONTRACT            DEFERRAL          WITHDRAWAL
  YEAR         AGE           VALUE(1)(7)             BONUS             PERCENT
-----------------------------------------------------------------------------------
 0              60              $100,000                 $0                4%
 1              61                93,930              5,000                4%
 2              62               101,632              5,000                4%
 3              63               106,694              5,000                4%
 4              64               118,408              5,000                4%
 5              65               125,726              5,000                5%
 6              66               137,306              6,286                5%
 7              67               127,722              6,865                5%
 8              68               126,683                  0                5%
 9              69               134,538                  0                5%
 10             70               138,025                  0                5%
 11             71               140,955                  0                5%
 12             72               141,319                  0                5%

              LIFETIME                              PAYMENT BASE AT        BONUS BASE AT
CONTRACT       BENEFIT            SURRENDER           END OF EACH           END OF EACH
  YEAR         PAYMENT             AMOUNT            CONTRACT YEAR         CONTRACT YEAR
--------  ----------------------------------------------------------------------------------
 0              $4,000                   $0              $100,000              $100,000
 1               4,200                    0               105,000   (2)         100,000
 2               4,400                    0               110,000               100,000
 3               4,600                    0               115,000               100,000
 4               4,800                    0               120,000               100,000
 5               6,286   (4)              0               125,726   (3)         125,726   (3)
 6               6,865                    0               137,306               137,306
 7               7,209                7,209   (5)         144,171                     0   (5)
 8               7,209                    0               144,171                     0
 9               7,209                7,209               144,171                     0
 10              7,209               10,000   (6)         141,094   (6)               0
 11              7,055                7,055               141,094                     0
 12              7,066                7,066               141,319                     0

(1) Assumes annual performance on the Contract Value and Partial Surrender activity. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) The Deferral Bonus is applied to the Payment Base on Contract Anniversaries 1, 2, 3 and 4.

(3) Applies a Market Increase to the Payment Base and the Bonus Base on Contract Anniversaries 5 and 6 because the Contract Value exceeds the Deferral Bonus.

(4) The Lifetime Benefit Payment increases as the result of the increases in the Payment Base. Additionally, because no Surrenders have been taken, the Withdrawal Percent increases to 5% upon attaining the age of 65.

(5) A partial Surrender equal to the Lifetime Benefit Payment does not impact the Payment Base or Lifetime Benefit Payment, but as the first Surrender it resets the Bonus Base to $0 and there are no subsequent Deferral Bonus opportunities.

(6) A partial Surrender of $10,000 is in excess of the Lifetime Benefit Payment; the Payment Base is reset by a factor of 0.97866121 derived from 1
     - ($2,791 / ($138,025 - $7,209)).

(7)  Does not reflect a Distribution Charge, if applicable.

FUTURE5 AND FUTURE6 EXAMPLE 2: Assume the election of Future5 and Maximum Anniversary Value III, with an initial Premium Payment of $100,000 at age 65. In Contract Year 2, a transfer to the Personal Pension Account equal to the Transfer Limit occurs. In Contract Year 4, a transfer in excess of the Transfer Limit occurs.

                                                  MAV III DEATH
                               FUTURE5              BENEFIT AT
                             PAYMENT BASE          BEGINNING OF
                           AT BEGINNING OF             EACH
 CONTRACT     CONTRACT      EACH CONTRACT            CONTRACT          PPA TRANSFER
ANNIVERSARY   VALUE(1)           YEAR                  YEAR           LIMIT / LBP(2)
--------------------------------------------------------------------------------------
  0            $100,000         $100,000              $100,000             $5,000
  1              93,930          105,000               100,000              5,250
  2             101,632          110,000               101,632              5,500
  3             100,920          109,500               100,920              5,475
  4             112,001          114,500               112,001              5,725
  5             108,304          108,304               108,304              5,415
  6             118,279          118,279               118,279              5,914
  7             110,023          118,279               118,279              5,914
  8             115,656          118,279               118,279              5,914


                                   FUTURE5            MAV III DEATH
                                 PAYMENT BASE         BENEFIT AT END
 CONTRACT    TRANSFER           AT END OF EACH           OF EACH
ANNIVERSARY   TO PPA            CONTRACT YEAR         CONTRACT YEAR
-----------  ----------------------------------------------------------
  0                 $0              $100,000              $100,000
  1                  0               105,000               100,000
  2              5,500   (3)         104,500                96,132
  3                  0               109,500               100,920
  4             10,000   (4)         104,399   (4)         102,001   (4)
  5                  0               108,304               108,304
  6                  0               118,279               118,279
  7                  0               118,279               118,279
  8                  0               118,279               118,279

(1) Assumes annual performance on the Contract Value as well as transfers to/from PPA. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

APP A-28

-------------------------------------------------------------------------------

(2) When Future5 is elected and the Lifetime Eligible Income Date has been attained, the prevailing PPA Transfer Limit for both optional benefits is equal to the Lifetime Benefit Payment. This is because the Future5 or Future6 Transfer Limit always prevails over the Maximum Anniversary Value III or the Return of Premium III Transfer Limits.

(3) The transfer of $5,500 equals the PPA Transfer Limit; the Future5 Payment Base and MAV death benefit is reduced by the dollar amount of the transfer.

(4) The transfer of $10,000 exceeds the PPA Transfer Limit; the Future5 Payment Base is first reduced by the dollar amount up to the PPA Transfer Limit, and then by a factor of 0.959774 (Derived from 1 - (($10,000 - $5,725) / ($112,001 - $5,725)). The MAV III is similarly reset, first by the dollar amount up to the Transfer Limit, and then by the same factor of 0.959774. This transaction also resets the Bonus Base to $0

(5)  Does not reflect a Distribution Charge, if applicable.

FUTURE5 AND FUTURE6 EXAMPLE 3: A proportional reduction, in the form of a factor, is applied when a transfer is made to the Personal Pension Account in excess of the PPA Transfer Limit occurs, or when a partial Surrender is taken in excess of the Threshold Payment or Lifetime Benefit Payment, if applicable.

The factor can be calculated as 1 - (A / ( B - C), where:

A = The amount of the surrender or transfer that exceeds the Threshold Payment, Lifetime Benefit Payment, or Transfer Limit,

B = The Contract Value immediately prior to the transaction, and

C = The remaining Threshold Payment, Lifetime Benefit Payment or Transfer Limit immediately prior to the transaction.

This example illustrates the impact of a transfer to the Personal Pension Account in excess of the PPA Transfer Limit on with Future5 or Future6. Assume an amount equal to the Personal Pension Account Transfer Limit has already been transferred during the Contract year, and an additional amount of $15,000 is transferred to the Personal Pension Account during the same Contract year. Assume there have been no surrenders and no prior excess transfers to the Personal Pension Account.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $200,000.

       -   Your total Premium Payments are $180,000.

       -   Your Payment Base is $225,000.

       -   Your Deferral Bonus Base is $210,000.

       -   Your Personal Pension Account Benefit Balance is $10,000.

The factor for this transaction is 0.925000 and was derived from: 1 - (15,000/200,000).

     Values after the partial Surrender:

       -   Your Contract Value is $185,000.

       -   Your total Premium Payments are $180,000.

       -   Your Payment Base is $208,125.

       -   Your Deferral Bonus Base is $0.

       -   Your Personal Pension Account Benefit Balance is $25,000.

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits.


HARTFORD LIFE INSURANCE COMPANY



A SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.553          $13.182
  Accumulation Unit Value at end of
   period                                    $14.161          $12.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               35
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.096          $16.299
  Accumulation Unit Value at end of
   period                                    $17.795          $15.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               43
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.295
  Accumulation Unit Value at end of
   period                                    $10.299           $9.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.753           $9.954
  Accumulation Unit Value at end of
   period                                    $11.279           $9.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.911           $9.989
  Accumulation Unit Value at end of
   period                                    $11.299           $9.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               53
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.565          $13.762
  Accumulation Unit Value at end of
   period                                    $15.324          $13.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               74
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.773          $11.482
  Accumulation Unit Value at end of
   period                                    $12.302          $11.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    328              331
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.528          $11.583
  Accumulation Unit Value at end of
   period                                    $12.140          $11.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               34
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.163          $13.987
  Accumulation Unit Value at end of
   period                                    $15.363          $13.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               74

APP B-2

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.314          $15.022
  Accumulation Unit Value at end of
   period                                    $14.439          $12.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               96
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.750          $14.543
  Accumulation Unit Value at end of
   period                                    $16.084          $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              510
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.052          $13.425
  Accumulation Unit Value at end of
   period                                    $15.216          $13.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    279              261
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.238          $13.412
  Accumulation Unit Value at end of
   period                                    $13.147          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              392
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.400          $14.375
  Accumulation Unit Value at end of
   period                                    $14.494          $12.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    104              111
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.947           $9.649
  Accumulation Unit Value at end of
   period                                    $10.110           $8.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               57
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.309          $10.118
  Accumulation Unit Value at end of
   period                                    $11.479          $10.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               54
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.507          $10.077
  Accumulation Unit Value at end of
   period                                    $10.402           $9.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               20
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.998          $14.636
  Accumulation Unit Value at end of
   period                                    $16.177          $13.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    162              161
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.831          $15.199
  Accumulation Unit Value at end of
   period                                    $15.766          $13.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169              174
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.710          $12.732
  Accumulation Unit Value at end of
   period                                    $13.941          $12.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               41

                                                                     APP B-3

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.644          $13.972
  Accumulation Unit Value at end of
   period                                    $15.281          $13.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    280              276
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.904          $14.528
  Accumulation Unit Value at end of
   period                                    $16.577          $14.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    125              123
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.069          $15.193
  Accumulation Unit Value at end of
   period                                    $17.733          $15.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               57
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.513          $12.750
  Accumulation Unit Value at end of
   period                                    $14.027          $12.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              213
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.571           $9.622
  Accumulation Unit Value at end of
   period                                    $10.067           $8.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    249              186
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.834          $10.149
  Accumulation Unit Value at end of
   period                                    $11.480           $9.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.921
  Accumulation Unit Value at end of
   period                                    $11.022           $9.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    215              160
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.857          $10.036
  Accumulation Unit Value at end of
   period                                    $10.407           $8.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.848           $9.865
  Accumulation Unit Value at end of
   period                                    $10.399           $8.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.764           $9.856
  Accumulation Unit Value at end of
   period                                    $11.035           $8.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               22
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.150          $10.263
  Accumulation Unit Value at end of
   period                                    $11.516          $10.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               16

APP B-4

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.035          $14.098
  Accumulation Unit Value at end of
   period                                    $16.107          $14.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               35
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.513           $9.983
  Accumulation Unit Value at end of
   period                                    $10.156           $8.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               67
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.954           $9.982
  Accumulation Unit Value at end of
   period                                     $9.905           $9.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                9
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.208           $9.990
  Accumulation Unit Value at end of
   period                                     $9.388          $10.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,998            1,234
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.585          $10.248
  Accumulation Unit Value at end of
   period                                    $11.297          $10.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    153               79
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.383          $10.137
  Accumulation Unit Value at end of
   period                                    $10.686          $10.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                4
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.492           $9.845
  Accumulation Unit Value at end of
   period                                    $11.022           $9.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               27
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.026          $10.229
  Accumulation Unit Value at end of
   period                                    $12.138          $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               48
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.999          $13.556
  Accumulation Unit Value at end of
   period                                    $14.695          $12.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               29
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.604          $14.146
  Accumulation Unit Value at end of
   period                                    $14.454          $12.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159              139
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.758          $14.007
  Accumulation Unit Value at end of
   period                                    $14.043          $12.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9

                                                                     APP B-5

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.615          $15.310
  Accumulation Unit Value at end of
   period                                    $16.528          $14.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               98
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.620          $12.662
  Accumulation Unit Value at end of
   period                                    $14.131          $12.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               60
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.241          $13.062
  Accumulation Unit Value at end of
   period                                    $13.468          $12.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105               89
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.442          $12.113
  Accumulation Unit Value at end of
   period                                    $12.761          $11.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.971          $14.065
  Accumulation Unit Value at end of
   period                                    $16.275          $13.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               20
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791          $10.198
  Accumulation Unit Value at end of
   period                                    $10.575           $8.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                8
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.179          $11.863
  Accumulation Unit Value at end of
   period                                    $12.973          $12.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    607              543
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.438          $12.597
  Accumulation Unit Value at end of
   period                                    $13.729          $12.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               98
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.898          $13.369
  Accumulation Unit Value at end of
   period                                    $14.872          $12.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              232
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.163          $12.991
  Accumulation Unit Value at end of
   period                                    $13.708          $12.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              143
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.043          $13.698
  Accumulation Unit Value at end of
   period                                    $14.821          $13.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              273

APP B-6

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.091          $10.366
  Accumulation Unit Value at end of
   period                                    $11.528          $10.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.475          $10.417
  Accumulation Unit Value at end of
   period                                    $10.349           $9.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               40
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.768          $10.335
  Accumulation Unit Value at end of
   period                                    $10.572           $9.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.579          $13.879
  Accumulation Unit Value at end of
   period                                    $16.119          $13.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               41
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.807          $14.122
  Accumulation Unit Value at end of
   period                                    $16.051          $13.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.590          $14.458
  Accumulation Unit Value at end of
   period                                    $14.310          $12.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103               82
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.977          $14.043
  Accumulation Unit Value at end of
   period                                    $14.079          $11.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              170
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.342          $13.076
  Accumulation Unit Value at end of
   period                                    $14.118          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    480              443
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.228          $13.930
  Accumulation Unit Value at end of
   period                                    $14.725          $12.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              118



B SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.553          $13.182
  Accumulation Unit Value at end of
   period                                    $14.161          $12.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               37

                                                                     APP B-7

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.096          $16.299
  Accumulation Unit Value at end of
   period                                    $17.795          $15.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.295
  Accumulation Unit Value at end of
   period                                    $10.299           $9.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.753           $9.954
  Accumulation Unit Value at end of
   period                                    $11.279           $9.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.911           $9.989
  Accumulation Unit Value at end of
   period                                    $11.299           $9.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.565          $13.762
  Accumulation Unit Value at end of
   period                                    $15.324          $13.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.773          $11.482
  Accumulation Unit Value at end of
   period                                    $12.302          $11.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               17
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.528          $11.583
  Accumulation Unit Value at end of
   period                                    $12.140          $11.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.163          $13.987
  Accumulation Unit Value at end of
   period                                    $15.363          $13.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.314          $15.022
  Accumulation Unit Value at end of
   period                                    $14.439          $12.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.750          $14.543
  Accumulation Unit Value at end of
   period                                    $16.084          $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               31
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.052          $13.425
  Accumulation Unit Value at end of
   period                                    $15.216          $13.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               11

APP B-8

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.238          $13.412
  Accumulation Unit Value at end of
   period                                    $13.147          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               24
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.400          $14.375
  Accumulation Unit Value at end of
   period                                    $14.494          $12.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.947           $9.649
  Accumulation Unit Value at end of
   period                                    $10.110           $8.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                4
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.309          $10.118
  Accumulation Unit Value at end of
   period                                    $11.479          $10.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                3
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.507          $10.077
  Accumulation Unit Value at end of
   period                                    $10.402           $9.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.998          $14.636
  Accumulation Unit Value at end of
   period                                    $16.177          $13.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                8
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.831          $15.199
  Accumulation Unit Value at end of
   period                                    $15.766          $13.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                6
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.710          $12.732
  Accumulation Unit Value at end of
   period                                    $13.941          $12.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.644          $13.972
  Accumulation Unit Value at end of
   period                                    $15.281          $13.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.904          $14.528
  Accumulation Unit Value at end of
   period                                    $16.577          $14.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.069          $15.193
  Accumulation Unit Value at end of
   period                                    $17.733          $15.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2

                                                                     APP B-9

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.513          $12.750
  Accumulation Unit Value at end of
   period                                    $14.027          $12.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.571           $9.622
  Accumulation Unit Value at end of
   period                                    $10.067           $8.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               12
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.834          $10.149
  Accumulation Unit Value at end of
   period                                    $11.480           $9.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.921
  Accumulation Unit Value at end of
   period                                    $11.022           $9.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               10
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.857          $10.036
  Accumulation Unit Value at end of
   period                                    $10.407           $8.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.848           $9.865
  Accumulation Unit Value at end of
   period                                    $10.399           $8.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.764           $9.856
  Accumulation Unit Value at end of
   period                                    $11.035           $8.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                5
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.150          $10.263
  Accumulation Unit Value at end of
   period                                    $11.516          $10.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                4
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.035          $14.098
  Accumulation Unit Value at end of
   period                                    $16.107          $14.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.513           $9.983
  Accumulation Unit Value at end of
   period                                    $10.156           $8.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                6
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.954           $9.982
  Accumulation Unit Value at end of
   period                                     $9.905           $9.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-10

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.208           $9.990
  Accumulation Unit Value at end of
   period                                     $9.388          $10.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    236               76
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.585          $10.248
  Accumulation Unit Value at end of
   period                                    $11.297          $10.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               13
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.383          $10.137
  Accumulation Unit Value at end of
   period                                    $10.686          $10.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.492           $9.845
  Accumulation Unit Value at end of
   period                                    $11.022           $9.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.026          $10.229
  Accumulation Unit Value at end of
   period                                    $12.138          $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.999          $13.556
  Accumulation Unit Value at end of
   period                                    $14.695          $12.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.604          $14.146
  Accumulation Unit Value at end of
   period                                    $14.454          $12.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               13
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.758          $14.007
  Accumulation Unit Value at end of
   period                                    $14.043          $12.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.615          $15.310
  Accumulation Unit Value at end of
   period                                    $16.528          $14.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.620          $12.662
  Accumulation Unit Value at end of
   period                                    $14.131          $12.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.241          $13.062
  Accumulation Unit Value at end of
   period                                    $13.468          $12.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14

                                                                    APP B-11

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.442          $12.113
  Accumulation Unit Value at end of
   period                                    $12.761          $11.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.971          $14.065
  Accumulation Unit Value at end of
   period                                    $16.275          $13.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791          $10.198
  Accumulation Unit Value at end of
   period                                    $10.575           $8.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.179          $11.863
  Accumulation Unit Value at end of
   period                                    $12.973          $12.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               64
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.438          $12.597
  Accumulation Unit Value at end of
   period                                    $13.729          $12.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               64
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.898          $13.369
  Accumulation Unit Value at end of
   period                                    $14.872          $12.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               26
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.163          $12.991
  Accumulation Unit Value at end of
   period                                    $13.708          $12.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.043          $13.698
  Accumulation Unit Value at end of
   period                                    $14.821          $13.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               22
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.091          $10.366
  Accumulation Unit Value at end of
   period                                    $11.528          $10.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.475          $10.417
  Accumulation Unit Value at end of
   period                                    $10.349           $9.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                3
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.768          $10.335
  Accumulation Unit Value at end of
   period                                    $10.572           $9.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-12

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.579          $13.879
  Accumulation Unit Value at end of
   period                                    $16.119          $13.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.807          $14.122
  Accumulation Unit Value at end of
   period                                    $16.051          $13.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.590          $14.458
  Accumulation Unit Value at end of
   period                                    $14.310          $12.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.977          $14.043
  Accumulation Unit Value at end of
   period                                    $14.079          $11.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.342          $13.076
  Accumulation Unit Value at end of
   period                                    $14.118          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               30
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.228          $13.930
  Accumulation Unit Value at end of
   period                                    $14.725          $12.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.872          $15.252
  Accumulation Unit Value at end of
   period                                    $16.495          $14.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.258          $13.498
  Accumulation Unit Value at end of
   period                                    $13.471          $12.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.873          $15.594
  Accumulation Unit Value at end of
   period                                    $16.386          $14.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
HUNTINGTON VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.551          $14.145
  Accumulation Unit Value at end of
   period                                    $13.106          $11.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8
HUNTINGTON VA MACRO 100 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.698          $14.810
  Accumulation Unit Value at end of
   period                                    $15.076          $13.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3

                                                                    APP B-13

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.546          $16.474
  Accumulation Unit Value at end of
   period                                    $16.585          $14.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.332          $11.032
  Accumulation Unit Value at end of
   period                                    $11.653          $11.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.490          $14.050
  Accumulation Unit Value at end of
   period                                    $14.354          $13.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.448          $17.333
  Accumulation Unit Value at end of
   period                                    $18.849          $15.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3



C SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.374          $14.122
  Accumulation Unit Value at end of
   period                                    $14.937          $13.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.239          $18.716
  Accumulation Unit Value at end of
   period                                    $20.119          $17.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.059           $9.284
  Accumulation Unit Value at end of
   period                                    $10.128           $9.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.664           $9.918
  Accumulation Unit Value at end of
   period                                    $11.065           $9.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.833           $9.965
  Accumulation Unit Value at end of
   period                                    $11.099           $9.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.983          $14.264
  Accumulation Unit Value at end of
   period                                    $15.638          $13.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-14

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.486          $12.244
  Accumulation Unit Value at end of
   period                                    $12.917          $12.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.220          $12.346
  Accumulation Unit Value at end of
   period                                    $12.741          $12.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.855          $15.872
  Accumulation Unit Value at end of
   period                                    $17.165          $14.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.034          $19.668
  Accumulation Unit Value at end of
   period                                    $18.614          $16.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.518          $16.504
  Accumulation Unit Value at end of
   period                                    $17.972          $15.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.990          $14.469
  Accumulation Unit Value at end of
   period                                    $16.148          $13.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.471          $16.166
  Accumulation Unit Value at end of
   period                                    $15.603          $13.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.086          $17.586
  Accumulation Unit Value at end of
   period                                    $17.458          $15.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.865           $9.614
  Accumulation Unit Value at end of
   period                                     $9.918           $8.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.215          $10.081
  Accumulation Unit Value at end of
   period                                    $11.261          $10.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.420          $10.041
  Accumulation Unit Value at end of
   period                                    $10.205           $9.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-15

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FIDELITY VIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.050          $15.822
  Accumulation Unit Value at end of
   period                                    $17.219          $15.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.088          $17.777
  Accumulation Unit Value at end of
   period                                    $18.156          $16.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.283          $10.358
  Accumulation Unit Value at end of
   period                                    $11.167          $10.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.940          $16.413
  Accumulation Unit Value at end of
   period                                    $17.675          $15.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.262          $11.039
  Accumulation Unit Value at end of
   period                                    $12.402          $11.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.155          $16.379
  Accumulation Unit Value at end of
   period                                    $18.822          $16.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.319          $14.671
  Accumulation Unit Value at end of
   period                                    $15.893          $14.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.493           $9.586
  Accumulation Unit Value at end of
   period                                     $9.876           $8.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.744          $10.113
  Accumulation Unit Value at end of
   period                                    $11.262           $9.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.687           $9.885
  Accumulation Unit Value at end of
   period                                    $10.813           $9.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.776          $10.000
  Accumulation Unit Value at end of
   period                                    $10.210           $8.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-16

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.767           $9.829
  Accumulation Unit Value at end of
   period                                    $10.202           $8.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.685           $9.820
  Accumulation Unit Value at end of
   period                                    $10.826           $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.058          $10.226
  Accumulation Unit Value at end of
   period                                    $11.298          $10.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.029          $11.139
  Accumulation Unit Value at end of
   period                                    $12.531          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.435           $9.947
  Accumulation Unit Value at end of
   period                                     $9.963           $8.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.864           $9.945
  Accumulation Unit Value at end of
   period                                     $9.717           $9.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.149           $9.987
  Accumulation Unit Value at end of
   period                                     $9.241          $10.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                1
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.488          $10.211
  Accumulation Unit Value at end of
   period                                    $11.083          $10.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.288          $10.101
  Accumulation Unit Value at end of
   period                                    $10.484          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.406           $9.809
  Accumulation Unit Value at end of
   period                                    $10.812           $9.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.939          $10.204
  Accumulation Unit Value at end of
   period                                    $11.923          $10.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-17

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.574          $14.234
  Accumulation Unit Value at end of
   period                                    $15.193          $13.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.387          $16.236
  Accumulation Unit Value at end of
   period                                    $16.335          $14.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.043          $11.086
  Accumulation Unit Value at end of
   period                                    $10.944          $10.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.362          $16.182
  Accumulation Unit Value at end of
   period                                    $17.200          $15.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.825          $15.966
  Accumulation Unit Value at end of
   period                                    $17.544          $15.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.619          $11.394
  Accumulation Unit Value at end of
   period                                    $11.568          $10.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.974          $13.811
  Accumulation Unit Value at end of
   period                                    $14.326          $12.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.183          $15.369
  Accumulation Unit Value at end of
   period                                    $17.511          $15.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.711          $10.161
  Accumulation Unit Value at end of
   period                                    $10.374           $8.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.013          $12.745
  Accumulation Unit Value at end of
   period                                    $13.723          $13.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.914          $13.151
  Accumulation Unit Value at end of
   period                                    $14.113          $12.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-18

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.469          $14.038
  Accumulation Unit Value at end of
   period                                    $15.376          $13.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.970          $13.930
  Accumulation Unit Value at end of
   period                                    $14.472          $12.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.651          $14.415
  Accumulation Unit Value at end of
   period                                    $15.357          $13.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000          $10.329
  Accumulation Unit Value at end of
   period                                    $11.309          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.389          $10.379
  Accumulation Unit Value at end of
   period                                    $10.153           $9.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.679          $10.298
  Accumulation Unit Value at end of
   period                                    $10.371           $9.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.965          $11.270
  Accumulation Unit Value at end of
   period                                    $12.887          $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.920          $11.230
  Accumulation Unit Value at end of
   period                                    $12.568          $10.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.998          $10.389
  Accumulation Unit Value at end of
   period                                    $10.125           $8.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.557          $15.983
  Accumulation Unit Value at end of
   period                                    $15.777          $13.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.680          $14.575
  Accumulation Unit Value at end of
   period                                    $15.494          $13.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -

                                                                    APP B-19

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.274          $15.206
  Accumulation Unit Value at end of
   period                                    $15.825          $13.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -



I SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.616          $13.233
  Accumulation Unit Value at end of
   period                                    $14.260          $12.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.172          $16.363
  Accumulation Unit Value at end of
   period                                    $17.920          $15.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.132           $9.297
  Accumulation Unit Value at end of
   period                                    $10.333           $9.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.771           $9.961
  Accumulation Unit Value at end of
   period                                    $11.323           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.927           $9.993
  Accumulation Unit Value at end of
   period                                    $11.340           $9.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.633          $13.816
  Accumulation Unit Value at end of
   period                                    $15.432          $13.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.832          $11.527
  Accumulation Unit Value at end of
   period                                    $12.388          $11.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.586          $11.628
  Accumulation Unit Value at end of
   period                                    $12.225          $11.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.229          $14.041
  Accumulation Unit Value at end of
   period                                    $15.471          $13.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1

APP B-20

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.376          $15.081
  Accumulation Unit Value at end of
   period                                    $14.541          $12.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.819          $14.600
  Accumulation Unit Value at end of
   period                                    $16.197          $13.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.117          $13.477
  Accumulation Unit Value at end of
   period                                    $15.323          $13.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.294          $13.464
  Accumulation Unit Value at end of
   period                                    $13.239          $11.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.462          $14.431
  Accumulation Unit Value at end of
   period                                    $14.596          $12.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.963           $9.656
  Accumulation Unit Value at end of
   period                                    $10.149           $8.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.328          $10.125
  Accumulation Unit Value at end of
   period                                    $11.523          $10.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.524          $10.085
  Accumulation Unit Value at end of
   period                                    $10.442           $9.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.069          $14.693
  Accumulation Unit Value at end of
   period                                    $16.291          $14.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.900          $15.259
  Accumulation Unit Value at end of
   period                                    $15.877          $13.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.774          $12.782
  Accumulation Unit Value at end of
   period                                    $14.039          $12.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-21

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.712          $14.026
  Accumulation Unit Value at end of
   period                                    $15.389          $13.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.978          $14.585
  Accumulation Unit Value at end of
   period                                    $16.693          $14.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.145          $15.253
  Accumulation Unit Value at end of
   period                                    $17.857          $15.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.575          $12.800
  Accumulation Unit Value at end of
   period                                    $14.126          $12.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.587           $9.629
  Accumulation Unit Value at end of
   period                                    $10.105           $8.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.852          $10.157
  Accumulation Unit Value at end of
   period                                    $11.524           $9.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.794           $9.928
  Accumulation Unit Value at end of
   period                                    $11.064           $9.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.873          $10.044
  Accumulation Unit Value at end of
   period                                    $10.447           $8.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.864           $9.872
  Accumulation Unit Value at end of
   period                                    $10.439           $8.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.781           $9.863
  Accumulation Unit Value at end of
   period                                    $11.078           $8.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.169          $10.271
  Accumulation Unit Value at end of
   period                                    $11.561          $10.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2

APP B-22

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.106          $14.153
  Accumulation Unit Value at end of
   period                                    $16.221          $14.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.529           $9.991
  Accumulation Unit Value at end of
   period                                    $10.195           $8.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.973           $9.989
  Accumulation Unit Value at end of
   period                                     $9.943           $9.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220           $9.990
  Accumulation Unit Value at end of
   period                                     $9.417          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.604          $10.256
  Accumulation Unit Value at end of
   period                                    $11.341          $10.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.402          $10.145
  Accumulation Unit Value at end of
   period                                    $10.727          $10.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.510           $9.852
  Accumulation Unit Value at end of
   period                                    $11.064           $9.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.043          $10.234
  Accumulation Unit Value at end of
   period                                    $12.182          $11.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.064          $13.609
  Accumulation Unit Value at end of
   period                                    $14.798          $13.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.667          $14.201
  Accumulation Unit Value at end of
   period                                    $14.556          $12.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.822          $14.061
  Accumulation Unit Value at end of
   period                                    $14.142          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-23

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.688          $15.370
  Accumulation Unit Value at end of
   period                                    $16.644          $14.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.679          $12.708
  Accumulation Unit Value at end of
   period                                    $14.226          $12.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.298          $13.109
  Accumulation Unit Value at end of
   period                                    $13.558          $12.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.495          $12.157
  Accumulation Unit Value at end of
   period                                    $12.846          $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.041          $14.120
  Accumulation Unit Value at end of
   period                                    $16.389          $14.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.807          $10.206
  Accumulation Unit Value at end of
   period                                    $10.616           $8.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.240          $11.909
  Accumulation Unit Value at end of
   period                                    $13.064          $12.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.500          $12.646
  Accumulation Unit Value at end of
   period                                    $13.826          $12.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $13.421
  Accumulation Unit Value at end of
   period                                    $14.976          $12.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.224          $13.041
  Accumulation Unit Value at end of
   period                                    $13.804          $12.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.109          $13.752
  Accumulation Unit Value at end of
   period                                    $14.925          $13.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-24

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.110          $10.374
  Accumulation Unit Value at end of
   period                                    $11.572          $10.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.493          $10.425
  Accumulation Unit Value at end of
   period                                    $10.389           $9.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.785          $10.343
  Accumulation Unit Value at end of
   period                                    $10.612           $9.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.647          $13.933
  Accumulation Unit Value at end of
   period                                    $16.233          $13.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.877          $14.177
  Accumulation Unit Value at end of
   period                                    $16.164          $13.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.654          $14.514
  Accumulation Unit Value at end of
   period                                    $14.411          $12.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.037          $14.098
  Accumulation Unit Value at end of
   period                                    $14.178          $12.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.404          $13.128
  Accumulation Unit Value at end of
   period                                    $14.217          $12.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.290          $13.985
  Accumulation Unit Value at end of
   period                                    $14.829          $12.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -



L SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.059          $10.619
  Accumulation Unit Value at end of
   period                                    $11.241          $10.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-25

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.291          $11.170
  Accumulation Unit Value at end of
   period                                    $12.016          $10.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.062           $9.284
  Accumulation Unit Value at end of
   period                                    $10.137           $9.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.669           $9.920
  Accumulation Unit Value at end of
   period                                    $11.076           $9.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.837           $9.966
  Accumulation Unit Value at end of
   period                                    $11.109           $9.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.550          $10.759
  Accumulation Unit Value at end of
   period                                    $11.805          $10.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.241          $10.040
  Accumulation Unit Value at end of
   period                                    $10.599          $10.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.046          $10.146
  Accumulation Unit Value at end of
   period                                    $10.479          $10.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.039          $10.723
  Accumulation Unit Value at end of
   period                                    $11.625          $10.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.686          $10.652
  Accumulation Unit Value at end of
   period                                    $10.089           $8.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.499          $11.163
  Accumulation Unit Value at end of
   period                                    $12.165          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               18
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.528          $10.886
  Accumulation Unit Value at end of
   period                                    $12.158          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                4

APP B-26

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822          $10.585
  Accumulation Unit Value at end of
   period                                    $10.224           $8.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                2
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.914          $10.388
  Accumulation Unit Value at end of
   period                                    $10.321           $8.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.869           $9.615
  Accumulation Unit Value at end of
   period                                     $9.928           $8.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                3
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.083
  Accumulation Unit Value at end of
   period                                    $11.272          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                3
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.424          $10.043
  Accumulation Unit Value at end of
   period                                    $10.214           $9.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.713          $11.260
  Accumulation Unit Value at end of
   period                                    $12.263          $10.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                3
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.565          $10.567
  Accumulation Unit Value at end of
   period                                    $10.800           $9.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.290          $10.361
  Accumulation Unit Value at end of
   period                                    $11.180          $10.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.542          $10.852
  Accumulation Unit Value at end of
   period                                    $11.696          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.269          $11.043
  Accumulation Unit Value at end of
   period                                    $12.416          $11.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.109          $11.259
  Accumulation Unit Value at end of
   period                                    $12.949          $11.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -

                                                                    APP B-27

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.180          $10.428
  Accumulation Unit Value at end of
   period                                    $11.305          $10.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.497           $9.588
  Accumulation Unit Value at end of
   period                                     $9.885           $8.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               40
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.749          $10.114
  Accumulation Unit Value at end of
   period                                    $11.273           $9.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.692           $9.887
  Accumulation Unit Value at end of
   period                                    $10.823           $9.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               35
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.780          $10.002
  Accumulation Unit Value at end of
   period                                    $10.220           $8.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.771           $9.830
  Accumulation Unit Value at end of
   period                                    $10.211           $8.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.689           $9.822
  Accumulation Unit Value at end of
   period                                    $10.836           $8.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.063          $10.228
  Accumulation Unit Value at end of
   period                                    $11.309          $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.036          $11.143
  Accumulation Unit Value at end of
   period                                    $12.545          $11.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.439           $9.949
  Accumulation Unit Value at end of
   period                                     $9.972           $8.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               14
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.868           $9.947
  Accumulation Unit Value at end of
   period                                     $9.726           $9.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-28

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.152           $9.987
  Accumulation Unit Value at end of
   period                                     $9.248          $10.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    772              125
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.493          $10.213
  Accumulation Unit Value at end of
   period                                    $11.094          $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               12
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.293          $10.102
  Accumulation Unit Value at end of
   period                                    $10.494          $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.410           $9.811
  Accumulation Unit Value at end of
   period                                    $10.823           $9.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.943          $10.205
  Accumulation Unit Value at end of
   period                                    $11.934          $10.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.675          $11.191
  Accumulation Unit Value at end of
   period                                    $11.954          $10.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.812          $11.070
  Accumulation Unit Value at end of
   period                                    $11.146           $9.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                9
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.049          $11.090
  Accumulation Unit Value at end of
   period                                    $10.956          $10.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.324          $11.926
  Accumulation Unit Value at end of
   period                                    $12.686          $11.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.543          $10.633
  Accumulation Unit Value at end of
   period                                    $11.693          $10.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.625          $11.398
  Accumulation Unit Value at end of
   period                                    $11.581          $10.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               15

                                                                    APP B-29

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.424          $11.093
  Accumulation Unit Value at end of
   period                                    $11.516          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.993          $11.125
  Accumulation Unit Value at end of
   period                                    $12.685          $10.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.715          $10.163
  Accumulation Unit Value at end of
   period                                    $10.384           $8.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.365          $10.149
  Accumulation Unit Value at end of
   period                                    $10.937          $10.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.498          $10.688
  Accumulation Unit Value at end of
   period                                    $11.479          $10.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.682          $11.130
  Accumulation Unit Value at end of
   period                                    $12.200          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                3
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.989          $10.725
  Accumulation Unit Value at end of
   period                                    $11.151           $9.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.384          $10.963
  Accumulation Unit Value at end of
   period                                    $11.688          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.004          $10.331
  Accumulation Unit Value at end of
   period                                    $11.320          $10.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.393          $10.381
  Accumulation Unit Value at end of
   period                                    $10.163           $9.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                3
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.683          $10.300
  Accumulation Unit Value at end of
   period                                    $10.381           $9.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -

APP B-30

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.972          $11.274
  Accumulation Unit Value at end of
   period                                    $12.902          $10.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.927          $11.234
  Accumulation Unit Value at end of
   period                                    $12.582          $10.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.003          $10.393
  Accumulation Unit Value at end of
   period                                    $10.136           $9.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.397          $11.076
  Accumulation Unit Value at end of
   period                                    $10.941           $9.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.810          $10.449
  Accumulation Unit Value at end of
   period                                    $11.116           $9.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.778          $11.198
  Accumulation Unit Value at end of
   period                                    $11.664           $9.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                1



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



A SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.553          $13.182
  Accumulation Unit Value at end of
   period                                    $14.161          $12.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               37
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.096          $16.299
  Accumulation Unit Value at end of
   period                                    $17.795          $15.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.295
  Accumulation Unit Value at end of
   period                                    $10.299           $9.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.753           $9.954
  Accumulation Unit Value at end of
   period                                    $11.279           $9.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1

                                                                    APP B-31

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.911           $9.989
  Accumulation Unit Value at end of
   period                                    $11.299           $9.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.565          $13.762
  Accumulation Unit Value at end of
   period                                    $15.324          $13.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.773          $11.482
  Accumulation Unit Value at end of
   period                                    $12.302          $11.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               17
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.528          $11.583
  Accumulation Unit Value at end of
   period                                    $12.140          $11.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.163          $13.987
  Accumulation Unit Value at end of
   period                                    $15.363          $13.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.314          $15.022
  Accumulation Unit Value at end of
   period                                    $14.439          $12.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.750          $14.543
  Accumulation Unit Value at end of
   period                                    $16.084          $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               31
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.052          $13.425
  Accumulation Unit Value at end of
   period                                    $15.216          $13.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               11
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.238          $13.412
  Accumulation Unit Value at end of
   period                                    $13.147          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               24
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.400          $14.375
  Accumulation Unit Value at end of
   period                                    $14.494          $12.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.947           $9.649
  Accumulation Unit Value at end of
   period                                    $10.110           $8.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                4

APP B-32

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.309          $10.118
  Accumulation Unit Value at end of
   period                                    $11.479          $10.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                3
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.507          $10.077
  Accumulation Unit Value at end of
   period                                    $10.402           $9.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.998          $14.636
  Accumulation Unit Value at end of
   period                                    $16.177          $13.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                8
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.831          $15.199
  Accumulation Unit Value at end of
   period                                    $15.766          $13.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                6
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.710          $12.732
  Accumulation Unit Value at end of
   period                                    $13.941          $12.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.644          $13.972
  Accumulation Unit Value at end of
   period                                    $15.281          $13.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.904          $14.528
  Accumulation Unit Value at end of
   period                                    $16.577          $14.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.069          $15.193
  Accumulation Unit Value at end of
   period                                    $17.733          $15.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.513          $12.750
  Accumulation Unit Value at end of
   period                                    $14.027          $12.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.571           $9.622
  Accumulation Unit Value at end of
   period                                    $10.067           $8.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               12
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.834          $10.149
  Accumulation Unit Value at end of
   period                                    $11.480           $9.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-33

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.921
  Accumulation Unit Value at end of
   period                                    $11.022           $9.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               10
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.857          $10.036
  Accumulation Unit Value at end of
   period                                    $10.407           $8.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.848           $9.865
  Accumulation Unit Value at end of
   period                                    $10.399           $8.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.764           $9.856
  Accumulation Unit Value at end of
   period                                    $11.035           $8.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                5
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.150          $10.263
  Accumulation Unit Value at end of
   period                                    $11.516          $10.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                4
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.035          $14.098
  Accumulation Unit Value at end of
   period                                    $16.107          $14.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.513           $9.983
  Accumulation Unit Value at end of
   period                                    $10.156           $8.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                6
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.954           $9.982
  Accumulation Unit Value at end of
   period                                     $9.905           $9.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.208           $9.990
  Accumulation Unit Value at end of
   period                                     $9.388          $10.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    236               76
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.585          $10.248
  Accumulation Unit Value at end of
   period                                    $11.297          $10.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               13
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.383          $10.137
  Accumulation Unit Value at end of
   period                                    $10.686          $10.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3

APP B-34

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.492           $9.845
  Accumulation Unit Value at end of
   period                                    $11.022           $9.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.026          $10.229
  Accumulation Unit Value at end of
   period                                    $12.138          $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.999          $13.556
  Accumulation Unit Value at end of
   period                                    $14.695          $12.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.604          $14.146
  Accumulation Unit Value at end of
   period                                    $14.454          $12.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               13
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.758          $14.007
  Accumulation Unit Value at end of
   period                                    $14.043          $12.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.615          $15.310
  Accumulation Unit Value at end of
   period                                    $16.528          $14.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.620          $12.662
  Accumulation Unit Value at end of
   period                                    $14.131          $12.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.241          $13.062
  Accumulation Unit Value at end of
   period                                    $13.468          $12.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.442          $12.113
  Accumulation Unit Value at end of
   period                                    $12.761          $11.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.971          $14.065
  Accumulation Unit Value at end of
   period                                    $16.275          $13.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791          $10.198
  Accumulation Unit Value at end of
   period                                    $10.575           $8.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-35

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.179          $11.863
  Accumulation Unit Value at end of
   period                                    $12.973          $12.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               64
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.438          $12.597
  Accumulation Unit Value at end of
   period                                    $13.729          $12.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               64
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.898          $13.369
  Accumulation Unit Value at end of
   period                                    $14.872          $12.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               26
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.163          $12.991
  Accumulation Unit Value at end of
   period                                    $13.708          $12.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.043          $13.698
  Accumulation Unit Value at end of
   period                                    $14.821          $13.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               22
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.091          $10.366
  Accumulation Unit Value at end of
   period                                    $11.528          $10.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.475          $10.417
  Accumulation Unit Value at end of
   period                                    $10.349           $9.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                3
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.768          $10.335
  Accumulation Unit Value at end of
   period                                    $10.572           $9.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.579          $13.879
  Accumulation Unit Value at end of
   period                                    $16.119          $13.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.807          $14.122
  Accumulation Unit Value at end of
   period                                    $16.051          $13.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.590          $14.458
  Accumulation Unit Value at end of
   period                                    $14.310          $12.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1

APP B-36

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.977          $14.043
  Accumulation Unit Value at end of
   period                                    $14.079          $11.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.342          $13.076
  Accumulation Unit Value at end of
   period                                    $14.118          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               30
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.228          $13.930
  Accumulation Unit Value at end of
   period                                    $14.725          $12.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9



B SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.553          $13.182
  Accumulation Unit Value at end of
   period                                    $14.161          $12.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               35
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.096          $16.299
  Accumulation Unit Value at end of
   period                                    $17.795          $15.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               43
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.295
  Accumulation Unit Value at end of
   period                                    $10.299           $9.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.753           $9.954
  Accumulation Unit Value at end of
   period                                    $11.279           $9.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.911           $9.989
  Accumulation Unit Value at end of
   period                                    $11.299           $9.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               53
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.565          $13.762
  Accumulation Unit Value at end of
   period                                    $15.324          $13.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               74
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.773          $11.482
  Accumulation Unit Value at end of
   period                                    $12.302          $11.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    328              331

                                                                    APP B-37

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.528          $11.583
  Accumulation Unit Value at end of
   period                                    $12.140          $11.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               34
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.163          $13.987
  Accumulation Unit Value at end of
   period                                    $15.363          $13.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               74
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.314          $15.022
  Accumulation Unit Value at end of
   period                                    $14.439          $12.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               96
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.750          $14.543
  Accumulation Unit Value at end of
   period                                    $16.084          $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              510
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.052          $13.425
  Accumulation Unit Value at end of
   period                                    $15.216          $13.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    279              261
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.238          $13.412
  Accumulation Unit Value at end of
   period                                    $13.147          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              392
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.400          $14.375
  Accumulation Unit Value at end of
   period                                    $14.494          $12.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    104              111
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.947           $9.649
  Accumulation Unit Value at end of
   period                                    $10.110           $8.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               57
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.309          $10.118
  Accumulation Unit Value at end of
   period                                    $11.479          $10.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               54
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.507          $10.077
  Accumulation Unit Value at end of
   period                                    $10.402           $9.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               20
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.998          $14.636
  Accumulation Unit Value at end of
   period                                    $16.177          $13.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    162              161

APP B-38

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.831          $15.199
  Accumulation Unit Value at end of
   period                                    $15.766          $13.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169              174
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.710          $12.732
  Accumulation Unit Value at end of
   period                                    $13.941          $12.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               41
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.644          $13.972
  Accumulation Unit Value at end of
   period                                    $15.281          $13.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    280              276
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.904          $14.528
  Accumulation Unit Value at end of
   period                                    $16.577          $14.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    125              123
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.069          $15.193
  Accumulation Unit Value at end of
   period                                    $17.733          $15.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               57
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.513          $12.750
  Accumulation Unit Value at end of
   period                                    $14.027          $12.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              213
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.571           $9.622
  Accumulation Unit Value at end of
   period                                    $10.067           $8.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    249              186
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.834          $10.149
  Accumulation Unit Value at end of
   period                                    $11.480           $9.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.921
  Accumulation Unit Value at end of
   period                                    $11.022           $9.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    215              160
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.857          $10.036
  Accumulation Unit Value at end of
   period                                    $10.407           $8.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.848           $9.865
  Accumulation Unit Value at end of
   period                                    $10.399           $8.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7

                                                                    APP B-39

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.764           $9.856
  Accumulation Unit Value at end of
   period                                    $11.035           $8.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               22
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.150          $10.263
  Accumulation Unit Value at end of
   period                                    $11.516          $10.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               16
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.035          $14.098
  Accumulation Unit Value at end of
   period                                    $16.107          $14.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               35
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.513           $9.983
  Accumulation Unit Value at end of
   period                                    $10.156           $8.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               67
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.954           $9.982
  Accumulation Unit Value at end of
   period                                     $9.905           $9.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                9
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.208           $9.990
  Accumulation Unit Value at end of
   period                                     $9.388          $10.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,998            1,234
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.585          $10.248
  Accumulation Unit Value at end of
   period                                    $11.297          $10.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    153               79
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.383          $10.137
  Accumulation Unit Value at end of
   period                                    $10.686          $10.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                4
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.492           $9.845
  Accumulation Unit Value at end of
   period                                    $11.022           $9.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               27
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.026          $10.229
  Accumulation Unit Value at end of
   period                                    $12.138          $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               48
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.999          $13.556
  Accumulation Unit Value at end of
   period                                    $14.695          $12.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               29

APP B-40

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.604          $14.146
  Accumulation Unit Value at end of
   period                                    $14.454          $12.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159              139
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.758          $14.007
  Accumulation Unit Value at end of
   period                                    $14.043          $12.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.615          $15.310
  Accumulation Unit Value at end of
   period                                    $16.528          $14.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               98
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.620          $12.662
  Accumulation Unit Value at end of
   period                                    $14.131          $12.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               60
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.241          $13.062
  Accumulation Unit Value at end of
   period                                    $13.468          $12.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105               89
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.442          $12.113
  Accumulation Unit Value at end of
   period                                    $12.761          $11.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.971          $14.065
  Accumulation Unit Value at end of
   period                                    $16.275          $13.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               20
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.791          $10.198
  Accumulation Unit Value at end of
   period                                    $10.575           $8.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                8
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.179          $11.863
  Accumulation Unit Value at end of
   period                                    $12.973          $12.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    607              543
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.438          $12.597
  Accumulation Unit Value at end of
   period                                    $13.729          $12.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               98
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.898          $13.369
  Accumulation Unit Value at end of
   period                                    $14.872          $12.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              232

                                                                    APP B-41

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.163          $12.991
  Accumulation Unit Value at end of
   period                                    $13.708          $12.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              143
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.043          $13.698
  Accumulation Unit Value at end of
   period                                    $14.821          $13.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              273
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.091          $10.366
  Accumulation Unit Value at end of
   period                                    $11.528          $10.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.475          $10.417
  Accumulation Unit Value at end of
   period                                    $10.349           $9.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               40
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.768          $10.335
  Accumulation Unit Value at end of
   period                                    $10.572           $9.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.579          $13.879
  Accumulation Unit Value at end of
   period                                    $16.119          $13.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               41
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.807          $14.122
  Accumulation Unit Value at end of
   period                                    $16.051          $13.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.590          $14.458
  Accumulation Unit Value at end of
   period                                    $14.310          $12.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103               82
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.977          $14.043
  Accumulation Unit Value at end of
   period                                    $14.079          $11.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              170
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.342          $13.076
  Accumulation Unit Value at end of
   period                                    $14.118          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    480              443
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.228          $13.930
  Accumulation Unit Value at end of
   period                                    $14.725          $12.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              118

APP B-42

-------------------------------------------------------------------------------


C SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.374          $14.122
  Accumulation Unit Value at end of
   period                                    $14.937          $13.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.239          $18.716
  Accumulation Unit Value at end of
   period                                    $20.119          $17.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.059           $9.284
  Accumulation Unit Value at end of
   period                                    $10.128           $9.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.664           $9.918
  Accumulation Unit Value at end of
   period                                    $11.065           $9.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.833           $9.965
  Accumulation Unit Value at end of
   period                                    $11.099           $9.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                8
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.983          $14.365
  Accumulation Unit Value at end of
   period                                    $15.638          $13.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                2
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.486          $12.244
  Accumulation Unit Value at end of
   period                                    $12.917          $12.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               60
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.220          $12.346
  Accumulation Unit Value at end of
   period                                    $12.741          $12.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.855          $15.872
  Accumulation Unit Value at end of
   period                                    $17.165          $14.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.034          $19.668
  Accumulation Unit Value at end of
   period                                    $18.614          $16.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.518          $16.504
  Accumulation Unit Value at end of
   period                                    $17.972          $15.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               47

                                                                    APP B-43

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.990          $14.469
  Accumulation Unit Value at end of
   period                                    $16.148          $13.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               22
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.471          $16.166
  Accumulation Unit Value at end of
   period                                    $15.603          $13.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               39
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.086          $17.586
  Accumulation Unit Value at end of
   period                                    $17.458          $15.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.865           $9.614
  Accumulation Unit Value at end of
   period                                     $9.918           $8.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               12
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.215          $10.081
  Accumulation Unit Value at end of
   period                                    $11.261          $10.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               11
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.420          $10.041
  Accumulation Unit Value at end of
   period                                    $10.205           $9.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               15
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.050          $15.822
  Accumulation Unit Value at end of
   period                                    $17.219          $15.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               49
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.088          $17.777
  Accumulation Unit Value at end of
   period                                    $18.156          $16.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.283          $10.358
  Accumulation Unit Value at end of
   period                                    $11.167          $10.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               11
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.940          $16.413
  Accumulation Unit Value at end of
   period                                    $17.675          $15.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               32
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.262          $11.039
  Accumulation Unit Value at end of
   period                                    $12.402          $11.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               23

APP B-44

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.155          $16.379
  Accumulation Unit Value at end of
   period                                    $18.822          $16.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                9
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.319          $14.671
  Accumulation Unit Value at end of
   period                                    $15.893          $14.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               26
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.493           $9.586
  Accumulation Unit Value at end of
   period                                     $9.876           $8.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               56
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.744          $10.113
  Accumulation Unit Value at end of
   period                                    $11.262           $9.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.687           $9.885
  Accumulation Unit Value at end of
   period                                    $10.813           $9.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               22
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.776          $10.000
  Accumulation Unit Value at end of
   period                                    $10.210           $8.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.767           $9.829
  Accumulation Unit Value at end of
   period                                    $10.202           $8.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.685           $9.820
  Accumulation Unit Value at end of
   period                                    $10.826           $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                5
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.058          $10.226
  Accumulation Unit Value at end of
   period                                    $11.298          $10.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               19
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.029          $11.139
  Accumulation Unit Value at end of
   period                                    $12.531          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                2
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.435           $9.947
  Accumulation Unit Value at end of
   period                                     $9.963           $8.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10

                                                                    APP B-45

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.864           $9.945
  Accumulation Unit Value at end of
   period                                     $9.717           $9.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196               23
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.149           $9.987
  Accumulation Unit Value at end of
   period                                     $9.241          $10.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    489              137
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.488          $10.211
  Accumulation Unit Value at end of
   period                                    $11.083          $10.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               13
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.288          $10.101
  Accumulation Unit Value at end of
   period                                    $10.484          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.406           $9.809
  Accumulation Unit Value at end of
   period                                    $10.812           $9.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                1
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.939          $10.204
  Accumulation Unit Value at end of
   period                                    $11.923          $10.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               14
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.574          $14.234
  Accumulation Unit Value at end of
   period                                    $15.193          $13.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.387          $16.236
  Accumulation Unit Value at end of
   period                                    $16.335          $14.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               14
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.043          $11.086
  Accumulation Unit Value at end of
   period                                    $10.944          $10.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                9
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.362          $16.182
  Accumulation Unit Value at end of
   period                                    $17.200          $15.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.825          $15.966
  Accumulation Unit Value at end of
   period                                    $17.544          $15.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11

APP B-46

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.619          $11.394
  Accumulation Unit Value at end of
   period                                    $11.568          $10.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               25
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.974          $13.811
  Accumulation Unit Value at end of
   period                                    $14.326          $12.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.183          $15.369
  Accumulation Unit Value at end of
   period                                    $17.511          $15.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.711          $10.161
  Accumulation Unit Value at end of
   period                                    $10.374           $8.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               17
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.013          $12.745
  Accumulation Unit Value at end of
   period                                    $13.723          $13.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               77
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.914          $13.151
  Accumulation Unit Value at end of
   period                                    $14.113          $12.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.469          $14.038
  Accumulation Unit Value at end of
   period                                    $15.376          $13.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               30
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.970          $13.930
  Accumulation Unit Value at end of
   period                                    $14.472          $12.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               26
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.651          $14.415
  Accumulation Unit Value at end of
   period                                    $15.357          $13.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               34
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000          $10.329
  Accumulation Unit Value at end of
   period                                    $11.309          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                7
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.389          $10.379
  Accumulation Unit Value at end of
   period                                    $10.153           $9.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               10

                                                                    APP B-47

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.679          $10.298
  Accumulation Unit Value at end of
   period                                    $10.371           $9.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.965          $11.270
  Accumulation Unit Value at end of
   period                                    $12.887          $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.920          $11.230
  Accumulation Unit Value at end of
   period                                    $12.568          $10.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.998          $10.389
  Accumulation Unit Value at end of
   period                                    $10.125           $8.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               14
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.557          $15.983
  Accumulation Unit Value at end of
   period                                    $15.777          $13.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               26
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.680          $14.575
  Accumulation Unit Value at end of
   period                                    $15.494          $13.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               91
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.274          $15.206
  Accumulation Unit Value at end of
   period                                    $15.825          $13.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14



I SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.616          $13.233
  Accumulation Unit Value at end of
   period                                    $14.260          $12.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.172          $16.363
  Accumulation Unit Value at end of
   period                                    $17.920          $15.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.132           $9.297
  Accumulation Unit Value at end of
   period                                    $10.333           $9.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-48

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.771           $9.961
  Accumulation Unit Value at end of
   period                                    $11.323           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.927           $9.993
  Accumulation Unit Value at end of
   period                                    $11.340           $9.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.633          $13.816
  Accumulation Unit Value at end of
   period                                    $15.432          $13.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.832          $11.527
  Accumulation Unit Value at end of
   period                                    $12.388          $11.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.586          $11.628
  Accumulation Unit Value at end of
   period                                    $12.225          $11.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.229          $14.041
  Accumulation Unit Value at end of
   period                                    $15.471          $13.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.376          $15.081
  Accumulation Unit Value at end of
   period                                    $14.541          $12.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.819          $14.600
  Accumulation Unit Value at end of
   period                                    $16.197          $13.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                9
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.117          $13.477
  Accumulation Unit Value at end of
   period                                    $15.323          $13.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.294          $13.464
  Accumulation Unit Value at end of
   period                                    $13.239          $11.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                7
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.462          $14.431
  Accumulation Unit Value at end of
   period                                    $14.596          $12.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2

                                                                    APP B-49

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.963           $9.656
  Accumulation Unit Value at end of
   period                                    $10.149           $8.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.328          $10.125
  Accumulation Unit Value at end of
   period                                    $11.523          $10.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.524          $10.085
  Accumulation Unit Value at end of
   period                                    $10.442           $9.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.069          $14.693
  Accumulation Unit Value at end of
   period                                    $16.291          $14.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.900          $15.259
  Accumulation Unit Value at end of
   period                                    $15.877          $13.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                4
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.774          $12.782
  Accumulation Unit Value at end of
   period                                    $14.039          $12.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.712          $14.026
  Accumulation Unit Value at end of
   period                                    $15.389          $13.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.978          $14.585
  Accumulation Unit Value at end of
   period                                    $16.693          $14.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                5
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.145          $15.253
  Accumulation Unit Value at end of
   period                                    $17.857          $15.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.575          $12.800
  Accumulation Unit Value at end of
   period                                    $14.126          $12.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.587           $9.629
  Accumulation Unit Value at end of
   period                                    $10.105           $8.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1

APP B-50

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.852          $10.157
  Accumulation Unit Value at end of
   period                                    $11.524           $9.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.794           $9.928
  Accumulation Unit Value at end of
   period                                    $11.064           $9.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.873          $10.044
  Accumulation Unit Value at end of
   period                                    $10.447           $8.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.864           $9.872
  Accumulation Unit Value at end of
   period                                    $10.439           $8.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.781           $9.863
  Accumulation Unit Value at end of
   period                                    $11.078           $8.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.169          $10.271
  Accumulation Unit Value at end of
   period                                    $11.561          $10.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                5
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.106          $14.153
  Accumulation Unit Value at end of
   period                                    $16.221          $14.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.529           $9.991
  Accumulation Unit Value at end of
   period                                    $10.195           $8.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.973           $9.989
  Accumulation Unit Value at end of
   period                                     $9.943           $9.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220           $9.990
  Accumulation Unit Value at end of
   period                                     $9.417          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.604          $10.256
  Accumulation Unit Value at end of
   period                                    $11.341          $10.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1

                                                                    APP B-51

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.402          $10.145
  Accumulation Unit Value at end of
   period                                    $10.727          $10.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.510           $9.852
  Accumulation Unit Value at end of
   period                                    $11.064           $9.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.043          $10.234
  Accumulation Unit Value at end of
   period                                    $12.182          $11.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                4
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.064          $13.609
  Accumulation Unit Value at end of
   period                                    $14.798          $13.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.667          $14.201
  Accumulation Unit Value at end of
   period                                    $14.556          $12.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.822          $14.061
  Accumulation Unit Value at end of
   period                                    $14.142          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.688          $15.370
  Accumulation Unit Value at end of
   period                                    $16.644          $14.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.679          $12.708
  Accumulation Unit Value at end of
   period                                    $14.226          $12.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                3
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.298          $13.109
  Accumulation Unit Value at end of
   period                                    $13.558          $12.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.495          $12.157
  Accumulation Unit Value at end of
   period                                    $12.846          $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.041          $14.120
  Accumulation Unit Value at end of
   period                                    $16.389          $14.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2

APP B-52

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.807          $10.206
  Accumulation Unit Value at end of
   period                                    $10.616           $8.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.240          $11.909
  Accumulation Unit Value at end of
   period                                    $13.064          $12.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               22
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.500          $12.646
  Accumulation Unit Value at end of
   period                                    $13.826          $12.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $13.421
  Accumulation Unit Value at end of
   period                                    $14.976          $12.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.224          $13.041
  Accumulation Unit Value at end of
   period                                    $13.804          $12.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.109          $13.752
  Accumulation Unit Value at end of
   period                                    $14.925          $13.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.110          $10.374
  Accumulation Unit Value at end of
   period                                    $11.572          $10.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.493          $10.425
  Accumulation Unit Value at end of
   period                                    $10.389           $9.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.785          $10.343
  Accumulation Unit Value at end of
   period                                    $10.612           $9.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.647          $13.933
  Accumulation Unit Value at end of
   period                                    $16.233          $13.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.877          $14.177
  Accumulation Unit Value at end of
   period                                    $16.164          $13.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-53

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.654          $14.514
  Accumulation Unit Value at end of
   period                                    $14.411          $12.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.037          $14.098
  Accumulation Unit Value at end of
   period                                    $14.178          $12.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.404          $13.128
  Accumulation Unit Value at end of
   period                                    $14.217          $12.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               14
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.290          $13.985
  Accumulation Unit Value at end of
   period                                    $14.829          $12.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -



L SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.059          $10.619
  Accumulation Unit Value at end of
   period                                    $11.241          $10.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               16
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.291          $11.170
  Accumulation Unit Value at end of
   period                                    $12.016          $10.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               16
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.062           $9.284
  Accumulation Unit Value at end of
   period                                    $10.137           $9.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.669           $9.920
  Accumulation Unit Value at end of
   period                                    $11.076           $9.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                9
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.837           $9.966
  Accumulation Unit Value at end of
   period                                    $11.109           $9.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199               41
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.550          $10.759
  Accumulation Unit Value at end of
   period                                    $11.805          $10.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    319               59

APP B-54

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.241          $10.040
  Accumulation Unit Value at end of
   period                                    $10.599          $10.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               56
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.046          $10.146
  Accumulation Unit Value at end of
   period                                    $10.479          $10.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                9
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.039          $10.723
  Accumulation Unit Value at end of
   period                                    $11.625          $10.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.686          $10.652
  Accumulation Unit Value at end of
   period                                    $10.089           $8.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               80
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.499          $11.163
  Accumulation Unit Value at end of
   period                                    $12.165          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    921              368
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.528          $10.886
  Accumulation Unit Value at end of
   period                                    $12.158          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    784              318
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822          $10.585
  Accumulation Unit Value at end of
   period                                    $10.224           $8.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              289
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.914          $10.388
  Accumulation Unit Value at end of
   period                                    $10.321           $8.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               54
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.869           $9.615
  Accumulation Unit Value at end of
   period                                     $9.928           $8.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               40
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.083
  Accumulation Unit Value at end of
   period                                    $11.272          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    291               40
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.424          $10.043
  Accumulation Unit Value at end of
   period                                    $10.214           $9.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124               22

                                                                    APP B-55

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.713          $11.260
  Accumulation Unit Value at end of
   period                                    $12.263          $10.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    523              141
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.565          $10.567
  Accumulation Unit Value at end of
   period                                    $10.800           $9.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75              101
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.290          $10.361
  Accumulation Unit Value at end of
   period                                    $11.180          $10.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               31
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.542          $10.852
  Accumulation Unit Value at end of
   period                                    $11.696          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               40
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.269          $11.043
  Accumulation Unit Value at end of
   period                                    $12.416          $11.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130               31
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.109          $11.259
  Accumulation Unit Value at end of
   period                                    $12.949          $11.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               47
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.180          $10.428
  Accumulation Unit Value at end of
   period                                    $11.305          $10.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115               81
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.497           $9.588
  Accumulation Unit Value at end of
   period                                     $9.885           $8.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    550              144
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.749          $10.114
  Accumulation Unit Value at end of
   period                                    $11.273           $9.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.692           $9.887
  Accumulation Unit Value at end of
   period                                    $10.823           $9.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    494              123
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.780          $10.002
  Accumulation Unit Value at end of
   period                                    $10.220           $8.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1

APP B-56

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.771           $9.830
  Accumulation Unit Value at end of
   period                                    $10.211           $8.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.689           $9.822
  Accumulation Unit Value at end of
   period                                    $10.836           $8.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               26
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.063          $10.228
  Accumulation Unit Value at end of
   period                                    $11.309          $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95               44
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.036          $11.143
  Accumulation Unit Value at end of
   period                                    $12.545          $11.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    843               24
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.439           $9.949
  Accumulation Unit Value at end of
   period                                     $9.972           $8.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310               76
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.868           $9.947
  Accumulation Unit Value at end of
   period                                     $9.726           $9.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                6
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.152           $9.987
  Accumulation Unit Value at end of
   period                                     $9.248          $10.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,580            1,150
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.493          $10.213
  Accumulation Unit Value at end of
   period                                    $11.094          $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    174               68
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.293          $10.102
  Accumulation Unit Value at end of
   period                                    $10.494          $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                5
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.410           $9.811
  Accumulation Unit Value at end of
   period                                    $10.823           $9.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               11
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.943          $10.205
  Accumulation Unit Value at end of
   period                                    $11.934          $10.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               13

                                                                    APP B-57

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.675          $11.191
  Accumulation Unit Value at end of
   period                                    $11.954          $10.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128               22
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.812          $11.070
  Accumulation Unit Value at end of
   period                                    $11.146           $9.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              123
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.049          $11.090
  Accumulation Unit Value at end of
   period                                    $10.956          $10.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               15
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.324          $11.926
  Accumulation Unit Value at end of
   period                                    $12.686          $11.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               35
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.543          $10.633
  Accumulation Unit Value at end of
   period                                    $11.693          $10.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               57
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.625          $11.398
  Accumulation Unit Value at end of
   period                                    $11.581          $10.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              107
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.424          $11.093
  Accumulation Unit Value at end of
   period                                    $11.516          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.993          $11.125
  Accumulation Unit Value at end of
   period                                    $12.685          $10.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.715          $10.163
  Accumulation Unit Value at end of
   period                                    $10.384           $8.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.365          $10.149
  Accumulation Unit Value at end of
   period                                    $10.937          $10.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              194
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.498          $10.688
  Accumulation Unit Value at end of
   period                                    $11.479          $10.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               26

APP B-58

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.682          $11.130
  Accumulation Unit Value at end of
   period                                    $12.200          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    607              142
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.989          $10.725
  Accumulation Unit Value at end of
   period                                    $11.151           $9.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               73
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.384          $10.963
  Accumulation Unit Value at end of
   period                                    $11.688          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    305               96
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.004          $10.331
  Accumulation Unit Value at end of
   period                                    $11.320          $10.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               19
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.393          $10.381
  Accumulation Unit Value at end of
   period                                    $10.163           $9.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    257               34
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.683          $10.300
  Accumulation Unit Value at end of
   period                                    $10.381           $9.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               26
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.972          $11.274
  Accumulation Unit Value at end of
   period                                    $12.902          $10.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.927          $11.234
  Accumulation Unit Value at end of
   period                                    $12.582          $10.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.003          $10.393
  Accumulation Unit Value at end of
   period                                    $10.136           $9.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    248               67
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.397          $11.076
  Accumulation Unit Value at end of
   period                                    $10.941           $9.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               76
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.810          $10.449
  Accumulation Unit Value at end of
   period                                    $11.116           $9.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              127

                                                                    APP B-59

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.778          $11.198
  Accumulation Unit Value at end of
   period                                    $11.664           $9.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    239               51

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA

I. INVESTMENT OPTIONS (STANDARD)


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation    Total return with a low to moderate       Invesco Advisers, Inc.
  Fund - Series II                        correlation to traditional financial
                                          market indices
 Invesco V.I. Core Equity Fund - Series   Seeks long-term growth of capital         Invesco Advisers, Inc.
  II
 Invesco V.I. International Growth Fund   Seeks long-term growth of capital         Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Mid Cap Core Equity Fund -  Seeks long-term growth of capital         Invesco Advisers, Inc.
  Series II
 Invesco V.I. Money Market Fund - Series  Seeks to provide current income           Invesco Advisers, Inc.
  II*(1)                                  consistent with preservation of capital
                                          and liquidity
 Invesco V.I. Small Cap Equity Fund -     Seeks long-term growth of capital         Invesco Advisers, Inc.
  Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth    Maximize total return consistent with     AllianceBernstein, L.P.
  Strategy Portfolio - Class B            Adviser's determination of reasonable
                                          risk
 AllianceBernstein VPS Small/Mid Cap      Seeks long-term growth of capital         AllianceBernstein, L.P.
  Value Portfolio - Class B
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
 American Century VP Growth Fund - Class  Seeks long-term capital growth            American Century Investment Management,
  II                                                                                Inc.
 American Century VP Mid Cap Value Fund   Seeks long-term capital growth with       American Century Investment Management,
  - Class II                              income is a secondary objective           Inc.
 American Century VP Value Fund - Class   Seeks long-term capital growth with       American Century Investment Management,
  II                                      income as a secondary objective.          Inc.
BLACKROCK VARIABLE SERIES FUNDS, INC.
 BlackRock Capital Appreciation V.I.      Seeks long-term growth of capital         BlackRock Advisors, Inc.
  Fund - Class III                                                                  Sub-advised by BlackRock Investment
                                                                                    Management, LLC
 BlackRock Equity Dividend V.I. Fund -    Seeks long-term total return and current  BlackRock Advisors, LLC
  Class III                               income                                    Sub-advised by BlackRock Investment
                                                                                    Management, LLC
 BlackRock Global Allocation V.I. Fund -  Seeks high total investment return        BlackRock Advisors, LLC
  Class III                                                                         Sub-advised by BlackRock Investment
                                                                                    Management, LLC and BlackRock
                                                                                    International Limited
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R) Portfolio  Seeks long-term capital appreciation      Fidelity Management & Research Company
  - Service Class 2                                                                 Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates

APP C-2

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Mid Cap Portfolio -      Seeks long-term growth of capital         Fidelity Management & Research Company
  Service Class 2                                                                   Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
 Fidelity(R) VIP Strategic Income         Seeks a high level of current income.     Fidelity Investments Money Management
  Portfolio - Service Class 2             The fund may also seek capital
                                          appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund - Class  Seeks to maximize income while            Franklin Advisers, Inc.
  4                                       maintaining prospects for capital         Sub-advised by Templeton Investment
                                          appreciation                              Counsel, LLC
 Franklin Rising Dividends Securities     Seeks long-term capital appreciation      Franklin Advisory Services, LLC
  Fund - Class 4                          with preservation of capital as an
                                          important consideration
 Franklin Small Cap Value Securities      Seeks long-term total return              Franklin Advisory Services, LLC
  Fund - Class 4
 Franklin Strategic Income Securities     Seeks a high level of current income,     Franklin Advisers, Inc.
  Fund - Class 4                          with capital appreciation over the long
                                          term as a secondary goal
 Mutual Global Discovery Securities Fund  Seeks capital appreciation                Franklin Mutual Advisers, LLC
  - Class 4                                                                         Sub-advised by Franklin Templeton
                                                                                    Investment Management Limited
 Mutual Shares Securities Fund - Class 4  Capital appreciation, with income as a    Franklin Mutual Advisers, LLC
                                          secondary goal
 Templeton Foreign Securities Fund -      Seeks long-term capital growth            Templeton Investment Counsel, LLC
  Class 4
 Templeton Global Bond Securities Fund -  Seeks high current income, consistent     Franklin Advisers, Inc.
  Class 4                                 with preservation of capital, with
                                          capital appreciation as a secondary
                                          consideration
 Templeton Growth Securities Fund -       Seeks long-term capital growth            Templeton Global Advisors Limited
  Class 4
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund   Seeks capital appreciation                Hartford Funds Management Company, LLC
  - Class IB                                                                        Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford U.S. Government Securities HLS  Seeks to maximize total return while      Hartford Funds Management Company, LLC
  Fund - Class IB                         providing shareholders with a high level  Sub-advised by Wellington Management
                                          of current income consistent with         Company, LLP
                                          prudent investment risk
HARTFORD SERIES FUND, INC.
 American Funds Blue Chip Income and      Seeks to produce income exceeding the     Hartford Funds Management Company, LLC
  Growth HLS Fund - Class IB              average yield on U.S. stocks generally
                                          (as represented by the average yield on
                                          the S&P 500 Index) and to provide an
                                          opportunity for growth of principal
                                          consistent with sound common stock
                                          investing.
 American Funds Bond HLS Fund - Class IB  Seeks to maximize current income and      Hartford Funds Management Company, LLC
                                          preservation of capital.
 American Funds Global Bond HLS Fund -    Seeks a high level of total return over   Hartford Funds Management Company, LLC
  Class IB                                the long term

                                                                     APP C-3

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth and Income  Seeks growth of capital over time and     Hartford Funds Management Company, LLC
  HLS Fund - Class IB                     current income
 American Funds Global Small              Seeks growth of capital over time         Hartford Funds Management Company, LLC
  Capitalization HLS Fund - Class IB
 American Funds Growth HLS Fund - Class   Seeks growth of capital                   Hartford Funds Management Company, LLC
  IB
 American Funds Growth-Income HLS Fund -  Seeks long-term growth of capital and     Hartford Funds Management Company, LLC
  Class IB                                income over time
 American Funds International HLS Fund -  Seeks long-term growth of capital over    Hartford Funds Management Company, LLC
  Class IB                                time
 American Funds New World HLS Fund -      Seeks long-term capital appreciation      Hartford Funds Management Company, LLC
  Class IB
 Hartford Capital Appreciation HLS Fund   Seeks growth of capital                   Hartford Funds Management Company, LLC
  - Class IB                                                                        Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Disciplined Equity HLS Fund -   Seeks growth of capital                   Hartford Funds Management Company, LLC
  Class IB                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Dividend and Growth HLS Fund -  Seeks a high level of current income      Hartford Funds Management Company, LLC
  Class IB                                consistent with growth of capital         Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Global Research HLS Fund -      Seeks long-term capital appreciation      Hartford Funds Management Company, LLC
  Class IB                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Growth HLS Fund - Class IB      Seeks long-term capital appreciation      Hartford Funds Management Company, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford High Yield HLS Fund - Class IB  Seeks to provide high current income,     Hartford Funds Management Company, LLC
                                          and long-term total return                Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Index HLS Fund - Class IB       Seeks to provide investment results       Hartford Funds Management Company, LLC
                                          which approximate the price and yield     Sub-advised by Hartford Investment
                                          performance of publicly traded common     Management Company
                                          stocks in the aggregate.
 Hartford International Opportunities     Seeks long-term growth of capital         Hartford Funds Management Company, LLC
  HLS Fund - Class IB                                                               Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Money Market HLS Fund - Class   Seeks maximum current income consistent   Hartford Funds Management Company, LLC
  IB*                                     with liquidity and preservation of        Sub-advised by Hartford Investment
                                          capital                                   Management Company

APP C-4

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Hartford Portfolio Diversifier HLS Fund  Seeks to produce investment performance   Hartford Funds Management Company, LLC
  - Class IB                              that mitigates against significant        Sub-advised by Hartford Investment
                                          declines in the aggregate value of        Management Company
                                          investment allocations to equity mutual
                                          funds under certain variable annuity
                                          contracts issued by Hartford Life
                                          Insurance Company and its affiliates,
                                          while also preserving the potential or
                                          modest appreciation in the Fund's net
                                          asset value when markets are
                                          appreciating
 Hartford Total Return Bond HLS Fund -    Seeks a competitive total return, with    Hartford Funds Management Company, LLC
  Class IB                                income as a secondary objective           Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Value HLS Fund - Class IB       Seeks long-term total return              Hartford Funds Management Company, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -   Seeks high current income and the         Lord, Abbett & Co. LLC
  Class VC                                opportunity for capital appreciation to
                                          produce a high total return
 Lord Abbett Fundamental Equity           Seeks long-term growth of capital and     Lord, Abbett & Co. LLC
  Portfolio - Class VC                    income without excessive fluctuations in
                                          market value
 Lord Abbett Growth and Income Portfolio  Seeks long-term growth of capital and     Lord, Abbett & Co. LLC
  - Class VC                              income without excessive fluctuations in
                                          market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class     Seeks capital appreciation                MFS
 MFS(R) New Discovery Series - Service    Seeks capital appreciation                MFS
  Class
 MFS(R) Research Bond Series - Service    Seeks total return with an emphasis on    MFS
  Class                                   current income, but also considering
                                          capital appreciation
 MFS(R) Total Return Series - Service     Seeks total return                        MFS
  Class
 MFS(R) Value Series - Service Class      Seeks capital appreciation                MFS
PIMCO EQUITY SERIES VIT
 PIMCO EqS Pathfinder Portfolio -         Seeks capital appreciation                Pacific Investment Management Company
  Advisor Class                                                                     LLC
PIMCO VARIABLE INSURANCE TRUST
 PIMCO All Asset Portfolio - Advisor      Seeks maximum real return, consistent     Pacific Investment Management Company
  Class                                   with preservation of real capital and     LLC
                                          prudent investment management             Sub-advised by Research Affiliates
 PIMCO Global-Multi Asset Portfolio -     Seeks maximum long-term absolute return,  Pacific Investment Management Company
  Advisor Class                           consistent with prudent management of     LLC
                                          portfolio volatility.
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class IB  Capital growth and current income         Putnam Investment Management, LLC

                                                                     APP C-5

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund - Class IB      Long-term growth of capital and any       Putnam Investment Management, LLC
                                          increased income that results from this
                                          growth
 Putnam VT Voyager Fund - Class IB        Capital appreciation                      Putnam Investment Management, LLC
 Fixed Accumulation Feature**             Preservation of capital                   General Account






* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.



(1) The Fund will be available as an investment option on or about July 15, 2013.

                    APP D-1

--------------------------------------------------------------------------------

APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS

If you elect Future6 or Safety Plus, you must choose one of the following models. The models will be re-balanced monthly.

                   PERSONAL PROTECTION PORTFOLIOS (5/2/2011)

HARTFORD STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Hartford Capital Appreciation HLS Fund                                       20%
Hartford Dividend and Growth HLS Fund                                        20%
Hartford International Opportunities HLS Fund                                10%
TOTAL                                                                       100%

AMERICAN STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Growth HLS Fund                                               20%
American Funds Growth-Income HLS Fund                                        20%
American Funds International HLS Fund                                        10%
TOTAL                                                                       100%

FRANKLIN STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Templeton Growth Securities Fund                                             20%
Mutual Shares Securities Fund                                                20%
Franklin Rising Dividends Securities Fund                                    10%
TOTAL                                                                       100%

FOUR FOR CORE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Growth-Income HLS Fund                                        20%
Invesco V.I. Core Equity Fund                                                20%
Hartford International Opportunities HLS Fund                                10%
TOTAL                                                                       100%

FOUR FOR FLEXIBILITY STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
BlackRock Equity Dividend V.I. Fund                                          18%
BlackRock Capital Appreciation V.I. Fund                                     17%
PIMCO EqS Pathfinder Portfolio                                               15%
TOTAL                                                                       100%

APP D-2

--------------------------------------------------------------------------------

              PERSONAL PROTECTION PORTFOLIOS (5/2/2011), CONTINUED

FOUR FOR GROWTH STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Lord Abbett Fundamental Equity Portfolio                                     20%
American Funds Growth HLS Fund                                               20%
Invesco V.I. International Growth Fund                                       10%
TOTAL                                                                       100%

FOUR FOR VALUE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Blue Chip Income and Growth HLS Fund                          20%
Hartford Value HLS Fund                                                      20%
Templeton Foreign Securities Fund                                            10%
TOTAL                                                                       100%

DIVERSI-FIVE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Fidelity VIP Contrafund Portfolio                                            20%
Invesco V.I. International Growth Fund                                        5%
MFS Value Series                                                             20%
Templeton Foreign Securities Fund                                             5%
TOTAL                                                                       100%

FIVE FOR BALANCE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Century VP Value Fund                                               20%
Putnam VT Voyager Fund                                                       20%
Invesco V.I. International Growth Fund                                        5%
Templeton Foreign Securities Fund                                             5%
TOTAL                                                                       100%

INDEX STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Hartford Index HLS Fund                                                      50%
TOTAL                                                                       100%

                    APP D-3

--------------------------------------------------------------------------------

If you elect MAV III or Future5, you may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts. The Models will be re-balanced quarterly.

              PORTFOLIO PLANNER ASSET ALLOCATION MODELS (5/2/2011)

                                                        MODERATE
FUND                      CONSERVATIVE    BALANCED       GROWTH        GROWTH
--------------------------------------------------------------------------------
American Century VP Mid
 Cap Value Fund                  0%            0%            0%            2%
American Funds Growth
 HLS Fund                        4%            6%            7%            8%
American Funds
 International HLS Fund          2%            4%            5%            5%
Fidelity VIP Mid Cap
 Portfolio                       2%            3%            3%            2%
Franklin Small Cap Value
 Securities Fund                 0%            0%            2%            2%
Franklin Strategic
 Income Securities Fund          6%            4%            4%            3%
Hartford Capital
 Appreciation HLS Fund           3%            5%            6%            7%
Hartford Dividend and
 Growth HLS Fund                 3%            5%            6%            7%
Hartford Growth
 Opportunities HLS Fund          3%            5%            6%            7%
Hartford High Yield HLS
 Fund                           10%            5%            5%            5%
Hartford International
 Opportunities HLS Fund          0%            0%            0%            4%
Hartford Total Return
 Bond HLS Fund                  22%           17%           12%            7%
Invesco V.I.
 International Growth
 Fund                            2%            3%            4%            3%
Invesco V.I. Small Cap
 Equity Fund                     2%            3%            2%            3%
Lord Abbett Fundamental
 Equity Portfolio                3%            7%            8%            9%
MFS Research Bond Series        22%           17%           13%           10%
MFS Value Series                 4%            6%            7%            8%
Templeton Foreign
 Securities Fund                 2%            3%            4%            3%
Templeton Global Bond
 Securities Fund                10%            7%            6%            5%
TOTAL                          100%          100%          100%          100%

APP D-4

--------------------------------------------------------------------------------

               HUNTINGTON HARTFORD'S PERSONAL RETIREMENT MANAGER

              PORTFOLIO PLANNER ASSET ALLOCATION MODEL (5/2/2011)

                                                        MODERATE
FUND                     CONSERVATIVE     BALANCED       GROWTH        GROWTH
--------------------------------------------------------------------------------
American Century VP
 Mid Cap Value Fund            0%              0%            0%            2%
American Funds Growth
 HLS Fund                      2%              4%            4%            5%
Fidelity VIP Mid Cap
 Portfolio                     2%              3%            3%            2%
Franklin Small Cap
 Value Securities Fund         0%              0%            1%            1%
Franklin Strategic
 Income Securities
 Fund                          5%              4%            3%            3%
Hartford Capital
 Appreciation HLS Fund         1%              3%            3%            3%
Hartford Dividend and
 Growth HLS Fund               1%              3%            3%            4%
Hartford Growth
 Opportunities HLS
 Fund                          3%              3%            4%            4%
Hartford High Yield
 HLS Fund                     10%              5%            5%            5%
Hartford International
 Opportunities HLS
 Fund                          0%              0%            0%            2%
Hartford Total Return
 Bond HLS Fund                15%             11%            9%            5%
Huntington VA Dividend
 Capture Fund                  2%              2%            3%            3%
Huntington VA Growth
 Fund                          2%              4%            5%            6%
Huntington VA Income
 Equity Fund                   2%              3%            4%            4%
Huntington VA
 International Equity
 Fund                          3%              6%            8%            8%
Huntington VA Macro
 100 Fund                      2%              3%            4%            4%
Huntington VA Mid Corp
 America Fund                  2%              2%            3%            4%
Huntington VA Mortgage
 Securities Fund              15%             12%            8%            6%
Huntington VA Situs
 Fund                          1%              2%            2%            3%
Invesco V.I.
 International Growth
 Fund                          2%              2%            3%            3%
Invesco V.I. Small Cap
 Equity Fund                   1%              1%            1%            1%
Lord Abbett
 Fundamental Equity
 Portfolio                     1%              4%            4%            5%
MFS Research Bond
 Series                       15%             11%            9%            6%
MFS Value Series               2%              3%            3%            4%
Templeton Foreign
 Securities Fund               1%              2%            2%            2%
Templeton Global Bond
 Securities Fund              10%              7%            6%            5%
TOTAL                        100%            100%          100%          100%

                    APP D-5

--------------------------------------------------------------------------------

                    INVESTMENT STRATEGIES MODELS (5/2/2011)

HARTFORD CHECKS AND BALANCES

Hartford Capital Appreciation HLS Fund                                       33%
Hartford Dividend and Growth HLS Fund                                        33%
Hartford Total Return Bond HLS Fund                                          34%
TOTAL                                                                       100%

FRANKLIN FOUNDING INVESTMENT STRATEGY

Franklin Income Securities Fund                                              34%
Mutual Shares Securities Fund                                                33%
Templeton Growth Securities Fund                                             33%
TOTAL                                                                       100%

AMERICAN GROWTH FOUNDATION STRATEGY

American Funds Bond HLS Fund                                                 30%
American Funds Global Small Capitalization HLS Fund                          10%
American Funds Growth HLS Fund                                               25%
American Funds Growth-Income HLS Fund                                        20%
American Funds International HLS Fund                                        15%
TOTAL                                                                       100%

CORE FOUR

American Funds International HLS Fund                                        25%
Franklin Income Securities Fund                                              25%
Hartford Growth Opportunities HLS Fund                                       25%
Hartford Total Return Bond HLS Fund                                          25%
TOTAL                                                                       100%

HUNTINGTON WORLD CLASS GROWTH STRATEGY

American Funds Global Growth & Income HLS Fund                               15%
Franklin Income Securities Fund                                              15%
Hartford Growth Opportunities HLS Fund                                       15%
Hartford Total Return Bond HLS Fund                                          25%
Huntington VA International Equity Fund                                      15%
Huntington VA Mid Corp America Fund                                          10%
Huntington VA Situs Fund                                                      5%
TOTAL                                                                       100%

APP D-6

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INDIVIDUAL SUB-ACCOUNTS 5/2/2011

AlianceBernstein VPS Balanced Wealth Strategy Portfolio
BlackRock Global Allocation V.I. Fund
Invesco V.I. Balanced Risk Allocation Fund
MFS Total Return Series
PIMCO All Asset Portfolio
PIMCO Global-Multi Asset Portfolio

To obtain a Statement of Additional Information, please complete the form below and mail to:


     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

        VERSION II OF HARTFORD'S PERSONAL RETIREMENT MANAGER SERIES V-A


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, send a written request to: Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293



Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                3
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 10, 2013 (which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $53,516,439; 2011: $41,740,406; and 2010: $60,476,306.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial In-termediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments of at least $100 in 2012 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company,

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Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc., CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren - Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities
(USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

4

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TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Distribution Charge, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Distribution Charge, or Sales Charges (except for a 1% FESC for A Share Contract class). Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this vari-able annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waiv-ers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

-------------------------------------------------------------------------------

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

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                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND               GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,035,198                    74,204
                                      ============              ============
  Cost                                  $6,355,148                  $765,030
                                      ============              ============
  Market value                          $6,759,844                  $765,045
 Due from Sponsor Company                    9,947                     6,483
 Receivable from fund shares
  sold                                          --                        --
 Other assets                                   --                        --
                                      ------------              ------------
 Total assets                            6,769,791                   771,528
                                      ------------              ------------
LIABILITIES:
 Due to Sponsor Company                         --                        --
 Payable for fund shares
  purchased                                  9,947                     6,483
 Other liabilities                              --                        --
                                      ------------              ------------
 Total liabilities                           9,947                     6,483
                                      ------------              ------------
NET ASSETS:
 For contract liabilities               $6,759,844                  $765,045
                                      ============              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             602,561                    75,101
 Minimum unit fair value #*             $11.098644                $10.128418
 Maximum unit fair value #*             $11.299348                $10.298559
 Contract liability                     $6,759,844                  $765,045
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                        --
 Minimum unit fair value #*                     --                        --
 Maximum unit fair value #*                     --                        --
 Contract liability                             --                        --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,692,193                  2,739,350                    987,527
                                      =============              =============              =============
  Cost                                  $26,923,743                $35,665,327                $13,825,696
                                      =============              =============              =============
  Market value                          $32,333,237                $35,173,258                $17,360,731
 Due from Sponsor Company                        --                         --                         --
 Receivable from fund shares
  sold                                        7,386                      8,971                      3,715
 Other assets                                     3                          1                          1
                                      -------------              -------------              -------------
 Total assets                            32,340,626                 35,182,230                 17,364,447
                                      -------------              -------------              -------------
LIABILITIES:
 Due to Sponsor Company                       7,386                      8,971                      3,715
 Payable for fund shares
  purchased                                      --                         --                         --
 Other liabilities                               --                         --                         --
                                      -------------              -------------              -------------
 Total liabilities                            7,386                      8,971                      3,715
                                      -------------              -------------              -------------
NET ASSETS:
 For contract liabilities               $32,333,240                $35,173,259                $17,360,732
                                      =============              =============              =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,030,432                  5,518,052                  1,355,729
 Minimum unit fair value #*               $9.969705                  $5.936420                 $10.812769
 Maximum unit fair value #*              $14.937423                 $12.891136                 $20.119054
 Contract liability                     $32,333,240                $35,173,259                $17,360,732
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                         --                         --
 Minimum unit fair value #*                      --                         --                         --
 Maximum unit fair value #*                      --                         --                         --
 Contract liability                              --                         --                         --

                                                                                            INVESCO
                                                           ALLIANCEBERNSTEIN VPS        VAN KAMPEN V.I.
                                 ALLIANCEBERNSTEIN VPS         INTERNATIONAL                 VALUE
                                    VALUE PORTFOLIO           GROWTH PORTFOLIO        OPPORTUNITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         110,678                   460,714                10,464,818
                                      ============              ============             =============
  Cost                                  $1,011,631                $7,685,701               $94,169,665
                                      ============              ============             =============
  Market value                          $1,166,545                $7,813,720               $74,300,210
 Due from Sponsor Company                       --                       453                    22,587
 Receivable from fund shares
  sold                                         695                        --                        --
 Other assets                                   --                        --                         5
                                      ------------              ------------             -------------
 Total assets                            1,167,240                 7,814,173                74,322,802
                                      ------------              ------------             -------------
LIABILITIES:
 Due to Sponsor Company                        695                        --                        --
 Payable for fund shares
  purchased                                     --                       453                    22,587
 Other liabilities                              --                        --                        --
                                      ------------              ------------             -------------
 Total liabilities                             695                       453                    22,587
                                      ------------              ------------             -------------
NET ASSETS:
 For contract liabilities               $1,166,545                $7,813,720               $74,300,215
                                      ============              ============             =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             127,984                   995,760                63,001,233
 Minimum unit fair value #*              $8.633100                 $7.426970                 $1.089896
 Maximum unit fair value #*             $14.189125                $15.279118                $16.821773
 Contract liability                     $1,166,545                $7,812,017               $74,251,721
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       216                    39,881
 Minimum unit fair value #*                     --                 $7.870373                 $1.191865
 Maximum unit fair value #*                     --                 $7.870373                 $1.297104
 Contract liability                             --                    $1,703                   $48,494

(1)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 INVESCO V.I.         INVESCO V.I.
                                     CORE              GOVERNMENT
                                 EQUITY FUND        SECURITIES FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   4,981,776           46,026,048
                                ==============       ==============
  Cost                            $126,674,572         $564,090,555
                                ==============       ==============
  Market value                    $150,085,558         $570,722,991
 Due from Sponsor Company                   --                   --
 Receivable from fund shares
  sold                                 103,046              479,189
 Other assets                               --                   --
                                --------------       --------------
 Total assets                      150,188,604          571,202,180
                                --------------       --------------
LIABILITIES:
 Due to Sponsor Company                103,046              479,189
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                          16                   19
                                --------------       --------------
 Total liabilities                     103,062              479,208
                                --------------       --------------
NET ASSETS:
 For contract liabilities         $150,085,542         $570,722,972
                                ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      11,891,104          417,165,020
 Minimum unit fair value #*         $10.345541            $1.261345
 Maximum unit fair value #*         $15.192952           $10.848757
 Contract liability               $149,983,595         $570,413,168
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           7,810              219,015
 Minimum unit fair value #*         $12.860346            $1.379402
 Maximum unit fair value #*         $13.217990            $1.501115
 Contract liability                   $101,947             $309,804

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 INVESCO V.I.    INVESCO V.I.    INVESCO V.I.
                                INTERNATIONAL    MID CAP CORE     SMALL CAP
                                 GROWTH FUND     EQUITY FUND     EQUITY FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   5,987,741      13,913,752       6,199,962
                                ==============  ==============  ==============
  Cost                            $151,242,024    $160,936,380     $90,353,454
                                ==============  ==============  ==============
  Market value                    $179,099,295    $176,825,800    $115,464,635
 Due from Sponsor Company                   --              --              --
 Receivable from fund shares
  sold                                  75,151          91,477          77,342
 Other assets                               --               1              --
                                --------------  --------------  --------------
 Total assets                      179,174,446     176,917,278     115,541,977
                                --------------  --------------  --------------
LIABILITIES:
 Due to Sponsor Company                 75,151          91,477          77,342
 Payable for fund shares
  purchased                                 --              --              --
 Other liabilities                           1              --               2
                                --------------  --------------  --------------
 Total liabilities                      75,152          91,477          77,344
                                --------------  --------------  --------------
NET ASSETS:
 For contract liabilities         $179,099,294    $176,825,801    $115,464,633
                                ==============  ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      62,518,932      98,969,337       7,431,578
 Minimum unit fair value #*          $1.915511       $1.628022      $10.698978
 Maximum unit fair value #*         $16.334670      $14.253692      $17.581713
 Contract liability               $179,007,427    $176,661,959    $115,425,130
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          42,075          90,556           2,412
 Minimum unit fair value #*          $2.094700       $1.780345      $12.287381
 Maximum unit fair value #*          $9.743642       $1.937478      $17.540251
 Contract liability                    $91,867        $163,842         $39,503

                                INVESCO V.I.
                                BALANCED RISK       INVESCO V.I.         AMERICAN CENTURY VP
                                 ALLOCATION         DIVERSIFIED                MID CAP
                                    FUND           DIVIDEND FUND              VALUE FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT (2)            SUB-ACCOUNT
------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,949,761             22,992                   15,267
                                =============       ============             ============
  Cost                            $22,226,997           $354,140                 $206,300
                                =============       ============             ============
  Market value                    $24,508,500           $374,320                 $222,745
 Due from Sponsor Company               3,113                 --                       --
 Receivable from fund shares
  sold                                     --             35,791                       58
 Other assets                               1                 --                        1
                                -------------       ------------             ------------
 Total assets                      24,511,614            410,111                  222,804
                                -------------       ------------             ------------
LIABILITIES:
 Due to Sponsor Company                    --             35,791                       58
 Payable for fund shares
  purchased                             3,113                 --                       --
 Other liabilities                         --                 --                       --
                                -------------       ------------             ------------
 Total liabilities                      3,113             35,791                       58
                                -------------       ------------             ------------
NET ASSETS:
 For contract liabilities         $24,508,501           $374,320                 $222,746
                                =============       ============             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,056,847             33,339                   20,019
 Minimum unit fair value #*        $11.658928         $11.144356               $11.065449
 Maximum unit fair value #*        $12.138297         $11.315423               $11.288917
 Contract liability               $24,508,501           $374,320                 $222,746
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --                 --                       --
 Minimum unit fair value #*                --                 --                       --
 Maximum unit fair value #*                --                 --                       --
 Contract liability                        --                 --                       --

(2)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS                GLOBAL
                                         GLOBAL                  GROWTH AND
                                       BOND FUND                INCOME FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       20,454,721                38,441,913
                                     ==============            ==============
  Cost                                 $229,998,074              $417,219,184
                                     ==============            ==============
  Market value                         $250,979,428              $405,177,759
 Due from Sponsor Company                        --                        --
 Receivable from fund shares
  sold                                      139,558                   270,884
 Other assets                                     1                        --
                                     --------------            --------------
 Total assets                           251,118,987               405,448,643
                                     --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     139,558                   270,884
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               --                         1
                                     --------------            --------------
 Total liabilities                          139,558                   270,885
                                     --------------            --------------
NET ASSETS:
 For contract liabilities              $250,979,429              $405,177,758
                                     ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           18,847,823                35,214,395
 Minimum unit fair value #*              $10.560686                $10.755915
 Maximum unit fair value #*              $14.065520                $16.616463
 Contract liability                    $250,839,063              $404,980,996
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               10,380                    17,074
 Minimum unit fair value #*              $13.338946                $11.390260
 Maximum unit fair value #*              $14.065520                $11.662166
 Contract liability                        $140,366                  $196,762

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                 AMERICAN FUNDS          BLUE CHIP
                                     ASSET               INCOME AND              AMERICAN FUNDS
                                ALLOCATION FUND         GROWTH FUND                BOND FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    54,811,055           57,995,274                80,374,987
                                ================       ==============            ==============
  Cost                              $803,981,913         $517,820,825              $869,973,991
                                ================       ==============            ==============
  Market value                    $1,003,590,413         $578,212,889              $897,788,606
 Due from Sponsor Company                     --                   --                        --
 Receivable from fund shares
  sold                                 1,037,955              391,492                 1,097,593
 Other assets                                 --                   --                        --
                                ----------------       --------------            --------------
 Total assets                      1,004,628,368          578,604,381               898,886,199
                                ----------------       --------------            --------------
LIABILITIES:
 Due to Sponsor Company                1,037,955              391,492                 1,097,593
 Payable for fund shares
  purchased                                   --                   --                        --
 Other liabilities                             6                   12                         2
                                ----------------       --------------            --------------
 Total liabilities                     1,037,961              391,504                 1,097,595
                                ----------------       --------------            --------------
NET ASSETS:
 For contract liabilities         $1,003,590,407         $578,212,877              $897,788,604
                                ================       ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        66,454,281          506,115,477                58,178,944
 Minimum unit fair value #*           $13.607969            $1.038581                $12.362435
 Maximum unit fair value #*           $17.436772           $15.403526                $17.352941
 Contract liability               $1,001,646,069         $577,667,000              $896,902,807
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           128,248              470,002                    56,778
 Minimum unit fair value #*           $14.744102            $1.136620                $15.043527
 Maximum unit fair value #*           $17.436772            $1.238923                $16.531596
 Contract liability                   $1,944,338             $545,877                  $885,797


                                     AMERICAN FUNDS
                                         GLOBAL            AMERICAN FUNDS         AMERICAN FUNDS
                                      GROWTH FUND           GROWTH FUND         GROWTH-INCOME FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       15,714,830             32,678,393             52,665,994
                                     ==============       ================       ================
  Cost                                 $266,544,118         $1,639,315,780         $1,762,532,754
                                     ==============       ================       ================
  Market value                         $368,355,608         $1,975,408,897         $2,013,947,621
 Due from Sponsor Company                        --                     --                     --
 Receivable from fund shares
  sold                                      190,135              1,556,020              1,754,430
 Other assets                                     2                      2                     --
                                     --------------       ----------------       ----------------
 Total assets                           368,545,745          1,976,964,919          2,015,702,051
                                     --------------       ----------------       ----------------
LIABILITIES:
 Due to Sponsor Company                     190,135              1,556,020              1,754,430
 Payable for fund shares
  purchased                                      --                     --                     --
 Other liabilities                               --                     --                      2
                                     --------------       ----------------       ----------------
 Total liabilities                          190,135              1,556,020              1,754,432
                                     --------------       ----------------       ----------------
NET ASSETS:
 For contract liabilities              $368,355,610         $1,975,408,899         $2,013,947,619
                                     ==============       ================       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           23,262,967            154,092,774            142,870,830
 Minimum unit fair value #*              $11.509509              $9.602048             $12.655716
 Maximum unit fair value #*              $19.114856             $17.374393             $16.725635
 Contract liability                    $367,783,170         $1,973,639,441         $2,011,025,802
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               34,593                130,067                202,454
 Minimum unit fair value #*              $13.758655             $10.490008             $13.712504
 Maximum unit fair value #*              $19.114856             $17.014962             $16.725635
 Contract liability                        $572,440             $1,769,458             $2,921,817

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS            AMERICAN FUNDS
                                   INTERNATIONAL FUND          NEW WORLD FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       31,232,946                12,232,058
                                     ==============            ==============
  Cost                                 $512,044,666              $189,209,949
                                     ==============            ==============
  Market value                         $550,324,520              $278,279,324
 Due from Sponsor Company                        --                        --
 Receivable from fund shares
  sold                                      733,871                   199,188
 Other assets                                     2                         2
                                     --------------            --------------
 Total assets                           551,058,393               278,478,514
                                     --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     733,871                   199,188
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               --                        --
                                     --------------            --------------
 Total liabilities                          733,871                   199,188
                                     --------------            --------------
NET ASSETS:
 For contract liabilities              $550,324,522              $278,279,326
                                     ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           39,896,007                10,716,338
 Minimum unit fair value #*              $10.034969                $14.573424
 Maximum unit fair value #*              $16.655505                $30.753042
 Contract liability                    $549,806,570              $278,144,584
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               36,311                     5,050
 Minimum unit fair value #*              $12.036953                $25.179597
 Maximum unit fair value #*              $16.343025                $29.297281
 Contract liability                        $517,952                  $134,742

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               WELLS FARGO
                                     AMERICAN FUNDS            ADVANTAGE VT       FIDELITY VIP
                                      GLOBAL SMALL                OMEGA              GROWTH
                                  CAPITALIZATION FUND          GROWTH FUND         PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       11,422,042                  56,999            176,718
                                     ==============            ============       ============
  Cost                                 $190,734,814              $1,135,028         $6,492,053
                                     ==============            ============       ============
  Market value                         $226,841,760              $1,432,385         $7,358,551
 Due from Sponsor Company                        --                      --                 --
 Receivable from fund shares
  sold                                      242,054                     120              4,062
 Other assets                                     3                      --                 --
                                     --------------            ------------       ------------
 Total assets                           227,083,817               1,432,505          7,362,613
                                     --------------            ------------       ------------
LIABILITIES:
 Due to Sponsor Company                     242,054                     120              4,062
 Payable for fund shares
  purchased                                      --                      --                 --
 Other liabilities                               --                      --                  2
                                     --------------            ------------       ------------
 Total liabilities                          242,054                     120              4,064
                                     --------------            ------------       ------------
NET ASSETS:
 For contract liabilities              $226,841,763              $1,432,385         $7,358,549
                                     ==============            ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           13,179,664                 104,126            734,617
 Minimum unit fair value #*              $13.351073              $13.572767          $9.513788
 Maximum unit fair value #*              $21.189790              $13.961098         $17.142822
 Contract liability                    $226,692,647              $1,432,385         $7,358,549
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                8,727                      --                 --
 Minimum unit fair value #*              $14.832357                      --                 --
 Maximum unit fair value #*              $20.792156                      --                 --
 Contract liability                        $149,116                      --                 --


                                FIDELITY VIP   FIDELITY VIP        FIDELITY VIP
                                 CONTRAFUND       MID CAP        VALUE STRATEGIES
                                  PORTFOLIO      PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  3,797,565      2,640,065            503,922
                                =============  =============       ============
  Cost                            $76,410,870    $61,364,578         $4,173,060
                                =============  =============       ============
  Market value                    $98,736,686    $79,149,157         $5,633,844
 Due from Sponsor Company              23,682             --             70,617
 Receivable from fund shares
  sold                                     --        103,553                 --
 Other assets                              --             --                 --
                                -------------  -------------       ------------
 Total assets                      98,760,368     79,252,710          5,704,461
                                -------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                    --        103,553                 --
 Payable for fund shares
  purchased                            23,682             --             70,617
 Other liabilities                          3             --                  1
                                -------------  -------------       ------------
 Total liabilities                     23,685        103,553             70,618
                                -------------  -------------       ------------
NET ASSETS:
 For contract liabilities         $98,736,683    $79,149,157         $5,633,843
                                =============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      8,812,415      6,913,750            475,907
 Minimum unit fair value #*        $10.180621     $10.407798         $11.019352
 Maximum unit fair value #*        $17.218699     $18.156329         $23.234409
 Contract liability               $98,736,683    $79,148,278         $5,633,843
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --             80                 --
 Minimum unit fair value #*                --     $11.025021                 --
 Maximum unit fair value #*                --     $11.025021                 --
 Contract liability                        --           $879                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     FIDELITY VIP
                                   DYNAMIC CAPITAL           FIDELITY VIP
                                     APPRECIATION          STRATEGIC INCOME
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        282,593                 137,560
                                     ============            ============
  Cost                                 $2,436,087              $1,586,259
                                     ============            ============
  Market value                         $2,777,892              $1,610,831
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                     26,803                     904
 Other assets                                  --                       1
                                     ------------            ------------
 Total assets                           2,804,695               1,611,736
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                    26,803                     904
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total liabilities                         26,804                     904
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,777,891              $1,610,832
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            237,850                 121,527
 Minimum unit fair value #*            $10.946791              $10.953898
 Maximum unit fair value #*            $18.331674              $14.039233
 Contract liability                    $2,777,891              $1,610,832
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FRANKLIN                                   FRANKLIN
                                         RISING               FRANKLIN             LARGE CAP
                                       DIVIDENDS               INCOME               GROWTH
                                    SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       30,603,720            113,853,014           5,979,799
                                     ==============       ================       =============
  Cost                                 $545,010,591         $1,688,933,650         $84,358,122
                                     ==============       ================       =============
  Market value                         $662,298,785         $1,719,573,252         $96,872,738
 Due from Sponsor Company                        --                     --                  --
 Receivable from fund shares
  sold                                      408,533              1,244,147             105,233
 Other assets                                     3                      7                   2
                                     --------------       ----------------       -------------
 Total assets                           662,707,321          1,720,817,406          96,977,973
                                     --------------       ----------------       -------------
LIABILITIES:
 Due to Sponsor Company                     408,533              1,244,147             105,233
 Payable for fund shares
  purchased                                      --                     --                  --
 Other liabilities                               --                     --                  --
                                     --------------       ----------------       -------------
 Total liabilities                          408,533              1,244,147             105,233
                                     --------------       ----------------       -------------
NET ASSETS:
 For contract liabilities              $662,298,788         $1,719,573,259         $96,872,740
                                     ==============       ================       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           40,157,964            102,048,678           8,229,637
 Minimum unit fair value #*              $11.789226             $11.407465          $10.941011
 Maximum unit fair value #*              $18.291920             $20.064201          $14.655314
 Contract liability                    $661,993,352         $1,718,256,782         $96,829,474
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               18,200                 71,514               3,565
 Minimum unit fair value #*              $16.605648             $12.118339          $11.939571
 Maximum unit fair value #*              $17.864083             $19.536091          $12.400192
 Contract liability                        $305,436             $1,316,477             $43,266

                                       FRANKLIN                 FRANKLIN                 FRANKLIN
                                        GLOBAL               SMALL-MID CAP               SMALL CAP
                                     REAL ESTATE                 GROWTH                    VALUE
                                   SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        587,817                10,172,677                3,710,356
                                     ============            ==============            =============
  Cost                                 $9,770,761              $186,792,059              $53,146,775
                                     ============            ==============            =============
  Market value                         $8,388,157              $214,218,229              $67,946,048
 Due from Sponsor Company                      --                        --                       --
 Receivable from fund shares
  sold                                     25,267                   169,077                    9,162
 Other assets                                  --                        --                       --
                                     ------------            --------------            -------------
 Total assets                           8,413,424               214,387,306               67,955,210
                                     ------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                    25,267                   169,077                    9,162
 Payable for fund shares
  purchased                                    --                        --                       --
 Other liabilities                              1                        --                       --
                                     ------------            --------------            -------------
 Total liabilities                         25,268                   169,077                    9,162
                                     ------------            --------------            -------------
NET ASSETS:
 For contract liabilities              $8,388,156              $214,218,229              $67,946,048
                                     ============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            426,256                19,247,494                5,954,914
 Minimum unit fair value #*            $16.267952                 $7.823932               $10.260073
 Maximum unit fair value #*            $25.142071                $18.243136               $18.822267
 Contract liability                    $8,360,811              $213,980,518              $67,923,515
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              1,370                    19,078                    2,065
 Minimum unit fair value #*            $18.184063                 $8.618275               $10.902749
 Maximum unit fair value #*            $20.641837                $15.493276               $10.931585
 Contract liability                       $27,345                  $237,711                  $22,533

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       STRATEGIC
                                         INCOME                MUTUAL SHARES
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       65,426,387                52,809,455
                                     ==============            ==============
  Cost                                 $783,792,292              $813,362,847
                                     ==============            ==============
  Market value                         $859,447,861              $910,064,475
 Due from Sponsor Company                        --                        --
 Receivable from fund shares
  sold                                      929,098                   660,823
 Other assets                                    --                        --
                                     --------------            --------------
 Total assets                           860,376,959               910,725,298
                                     --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     929,098                   660,823
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                                4                         4
                                     --------------            --------------
 Total liabilities                          929,102                   660,827
                                     --------------            --------------
NET ASSETS:
 For contract liabilities              $859,447,857              $910,064,471
                                     ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           46,582,246                61,222,786
 Minimum unit fair value #*              $11.028368                 $9.499909
 Maximum unit fair value #*              $23.805375                $19.449688
 Contract liability                    $858,741,791              $909,394,878
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               33,233                    40,152
 Minimum unit fair value #*              $13.100929                 $9.898743
 Maximum unit fair value #*              $22.678720                $19.449688
 Contract liability                        $706,066                  $669,593

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       TEMPLETON
                                       DEVELOPING                TEMPLETON                 TEMPLETON
                                        MARKETS                   FOREIGN                    GROWTH
                                    SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       13,126,884                22,534,535                35,758,866
                                     ==============            ==============            ==============
  Cost                                 $116,686,257              $296,657,527              $420,035,396
                                     ==============            ==============            ==============
  Market value                         $138,758,887              $324,020,730              $428,464,240
 Due from Sponsor Company                    54,331                        --                        --
 Receivable from fund shares
  sold                                           --                   262,733                   364,943
 Other assets                                    --                        --                        --
                                     --------------            --------------            --------------
 Total assets                           138,813,218               324,283,463               428,829,183
                                     --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                          --                   262,733                   364,943
 Payable for fund shares
  purchased                                  54,331                        --                        --
 Other liabilities                                1                         3                         5
                                     --------------            --------------            --------------
 Total liabilities                           54,332                   262,736                   364,948
                                     --------------            --------------            --------------
NET ASSETS:
 For contract liabilities              $138,758,886              $324,020,727              $428,464,235
                                     ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            7,079,693                25,513,610                33,694,757
 Minimum unit fair value #*               $8.779978                 $9.007965                 $8.987151
 Maximum unit fair value #*              $27.446940                $15.777064                $15.825355
 Contract liability                    $138,706,536              $323,790,589              $428,315,725
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                2,155                    16,838                    10,786
 Minimum unit fair value #*              $21.857486                 $9.363492                $13.089711
 Maximum unit fair value #*              $26.147563                $14.450830                $15.464908
 Contract liability                         $52,350                  $230,138                  $148,510

                                                                 FRANKLIN                 FRANKLIN
                                         MUTUAL                  FLEX CAP                 LARGE CAP
                                    GLOBAL DISCOVERY              GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       21,939,687                3,577,303                2,114,974
                                     ==============            =============            =============
  Cost                                 $405,407,126              $41,122,943              $22,946,550
                                     ==============            =============            =============
  Market value                         $443,171,921              $47,222,272              $23,412,765
 Due from Sponsor Company                        --                       --                       --
 Receivable from fund shares
  sold                                      241,811                   45,950                   47,150
 Other assets                                    --                        4                       --
                                     --------------            -------------            -------------
 Total assets                           443,413,732               47,268,226               23,459,915
                                     --------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     241,811                   45,950                   47,150
 Payable for fund shares
  purchased                                      --                       --                       --
 Other liabilities                                6                       --                        1
                                     --------------            -------------            -------------
 Total liabilities                          241,817                   45,950                   47,151
                                     --------------            -------------            -------------
NET ASSETS:
 For contract liabilities              $443,171,915              $47,222,276              $23,412,764
                                     ==============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           22,369,421                4,106,147                2,179,189
 Minimum unit fair value #*              $10.258585               $10.421019               $10.077638
 Maximum unit fair value #*              $24.030960               $14.651700               $14.501791
 Contract liability                    $442,823,299              $47,207,883              $23,389,060
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               15,787                    1,223                    2,201
 Minimum unit fair value #*              $21.816098               $11.599133               $10.771938
 Maximum unit fair value #*              $23.469095               $11.921742               $10.771938
 Contract liability                        $348,616                  $14,393                  $23,704

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                 HARTFORD
                                      GLOBAL BOND                BALANCED
                                    SECURITIES FUND              HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT (3)
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        7,092,283                  759,045
                                     ==============            =============
  Cost                                 $125,131,476              $13,524,942
                                     ==============            =============
  Market value                         $140,426,202              $15,963,329
 Due from Sponsor Company                        --                       --
 Receivable from fund shares
  sold                                       65,086                    8,057
 Other assets                                    --                       --
                                     --------------            -------------
 Total assets                           140,491,288               15,971,386
                                     --------------            -------------
LIABILITIES:
 Due to Sponsor Company                      65,086                    8,057
 Payable for fund shares
  purchased                                      --                       --
 Other liabilities                                2                        3
                                     --------------            -------------
 Total liabilities                           65,088                    8,060
                                     --------------            -------------
NET ASSETS:
 For contract liabilities              $140,426,200              $15,963,326
                                     ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            9,846,536                1,398,794
 Minimum unit fair value #*              $10.684795               $10.781196
 Maximum unit fair value #*              $15.498717               $16.275729
 Contract liability                    $140,424,214              $15,963,326
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  139                       --
 Minimum unit fair value #*              $14.285792                       --
 Maximum unit fair value #*              $14.285792                       --
 Contract liability                          $1,986                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD        HARTFORD        HARTFORD
                                    TOTAL          CAPITAL         DIVIDEND
                                 RETURN BOND     APPRECIATION     AND GROWTH
                                   HLS FUND        HLS FUND        HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  60,374,231      15,877,564      21,924,514
                                ==============  ==============  ==============
  Cost                            $639,715,068    $506,920,900    $359,529,151
                                ==============  ==============  ==============
  Market value                    $724,071,599    $688,564,424    $470,508,222
 Due from Sponsor Company                   --              --              --
 Receivable from fund shares
  sold                                 206,639         580,060         190,481
 Other assets                               --               6              --
                                --------------  --------------  --------------
 Total assets                      724,278,238     689,144,490     470,698,703
                                --------------  --------------  --------------
LIABILITIES:
 Due to Sponsor Company                206,639         580,060         190,481
 Payable for fund shares
  purchased                                 --              --              --
 Other liabilities                          11              --              --
                                --------------  --------------  --------------
 Total liabilities                     206,650         580,060         190,481
                                --------------  --------------  --------------
NET ASSETS:
 For contract liabilities         $724,071,588    $688,564,430    $470,508,222
                                ==============  ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      59,557,520      68,618,045      42,101,324
 Minimum unit fair value #*         $10.976237       $9.307249      $10.414525
 Maximum unit fair value #*         $13.753664      $17.510675      $15.832898
 Contract liability               $724,032,108    $688,503,270    $470,465,631
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           3,228           6,146           3,828
 Minimum unit fair value #*         $11.986110       $9.698099      $11.063790
 Maximum unit fair value #*         $12.458781      $10.080902      $11.279952
 Contract liability                    $39,480         $61,160         $42,591

                                                                                  HARTFORD
                                       HARTFORD                HARTFORD          DISCIPLINED
                                   GLOBAL RESEARCH          GLOBAL GROWTH          EQUITY
                                       HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        132,553                 121,414           7,115,528
                                     ============            ============       =============
  Cost                                 $1,228,647              $1,785,378         $70,764,558
                                     ============            ============       =============
  Market value                         $1,398,834              $2,003,735         $97,076,782
 Due from Sponsor Company                      --                  81,723                  --
 Receivable from fund shares
  sold                                        214                      --              38,255
 Other assets                                  --                      --                   4
                                     ------------            ------------       -------------
 Total assets                           1,399,048               2,085,458          97,115,041
                                     ------------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                       214                      --              38,255
 Payable for fund shares
  purchased                                    --                  81,723                  --
 Other liabilities                             --                      --                  --
                                     ------------            ------------       -------------
 Total liabilities                            214                  81,723              38,255
                                     ------------            ------------       -------------
NET ASSETS:
 For contract liabilities              $1,398,834              $2,003,735         $97,076,786
                                     ============            ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            130,005                 204,039           8,644,176
 Minimum unit fair value #*             $9.804453               $7.966476          $10.438411
 Maximum unit fair value #*            $16.926066              $16.356081          $16.752349
 Contract liability                    $1,398,834              $2,003,735         $97,074,510
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --                 209
 Minimum unit fair value #*                    --                      --          $10.876565
 Maximum unit fair value #*                    --                      --          $10.876565
 Contract liability                            --                      --              $2,276

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                  HARTFORD
                                  HARTFORD         GROWTH
                                   GROWTH      OPPORTUNITIES
                                  HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,500,451       5,140,612
                                =============  ==============
  Cost                            $14,332,970    $105,344,129
                                =============  ==============
  Market value                    $19,398,177    $153,667,926
 Due from Sponsor Company                  --              --
 Receivable from fund shares
  sold                                 52,267          36,076
 Other assets                              --               4
                                -------------  --------------
 Total assets                      19,450,444     153,704,006
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                52,267          36,076
 Payable for fund shares
  purchased                                --              --
 Other liabilities                          2              --
                                -------------  --------------
 Total liabilities                     52,269          36,076
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $19,398,175    $153,667,930
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,727,259      14,905,361
 Minimum unit fair value #*        $10.211461       $9.549799
 Maximum unit fair value #*        $16.871237      $17.505254
 Contract liability               $19,398,175    $153,666,306
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --             163
 Minimum unit fair value #*                --       $9.950737
 Maximum unit fair value #*                --       $9.950737
 Contract liability                        --          $1,624

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD
                                  HARTFORD       HARTFORD     INTERNATIONAL
                                 HIGH YIELD        INDEX      OPPORTUNITIES
                                  HLS FUND       HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  7,138,773        736,223      2,797,865
                                =============  =============  =============
  Cost                            $58,856,551    $21,375,071    $30,390,209
                                =============  =============  =============
  Market value                    $64,834,988    $21,762,958    $35,411,521
 Due from Sponsor Company                  --        136,183          1,436
 Receivable from fund shares
  sold                                176,157             --             --
 Other assets                              --              3             --
                                -------------  -------------  -------------
 Total assets                      65,011,145     21,899,144     35,412,957
                                -------------  -------------  -------------
LIABILITIES:
 Due to Sponsor Company               176,157             --             --
 Payable for fund shares
  purchased                                --        136,183          1,436
 Other liabilities                          1             --              2
                                -------------  -------------  -------------
 Total liabilities                    176,158        136,183          1,438
                                -------------  -------------  -------------
NET ASSETS:
 For contract liabilities         $64,834,987    $21,762,961    $35,411,519
                                =============  =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      4,296,410      1,587,113      3,673,476
 Minimum unit fair value #*        $11.255638     $11.425997      $8.842811
 Maximum unit fair value #*        $20.473855     $16.107393     $15.928912
 Contract liability               $64,833,466    $21,762,961    $35,411,519
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            102             --             --
 Minimum unit fair value #*        $14.931872             --             --
 Maximum unit fair value #*        $14.931872             --             --
 Contract liability                    $1,521             --             --

                                       HARTFORD
                                     SMALL/MID CAP          HARTFORD            HARTFORD
                                        EQUITY            MONEY MARKET        SMALL COMPANY
                                       HLS FUND             HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,192,938          572,265,096             592,124
                                     =============       ==============       =============
  Cost                                  $8,932,414         $572,265,096          $8,895,859
                                     =============       ==============       =============
  Market value                         $10,617,697         $572,265,096         $11,686,999
 Due from Sponsor Company                       --                   --                  --
 Receivable from fund shares
  sold                                       2,147              802,902              39,365
 Other assets                                   --                   16                  --
                                     -------------       --------------       -------------
 Total assets                           10,619,844          573,068,014          11,726,364
                                     -------------       --------------       -------------
LIABILITIES:
 Due to Sponsor Company                      2,147              802,902              39,365
 Payable for fund shares
  purchased                                     --                   --                  --
 Other liabilities                               1                   --                  --
                                     -------------       --------------       -------------
 Total liabilities                           2,148              802,902              39,365
                                     -------------       --------------       -------------
NET ASSETS:
 For contract liabilities              $10,617,696         $572,265,112         $11,686,999
                                     =============       ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             890,988          442,762,757           1,013,835
 Minimum unit fair value #*             $11.003602            $0.930856          $10.727696
 Maximum unit fair value #*             $20.629239            $9.904665          $17.675344
 Contract liability                    $10,607,733         $571,488,958         $11,686,999
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 838              713,569                  --
 Minimum unit fair value #*             $11.889440            $1.020699                  --
 Maximum unit fair value #*             $11.889440            $9.748328                  --
 Contract liability                         $9,963             $776,154                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD            HARTFORD
                                    SMALLCAP GROWTH         STOCK
                                       HLS FUND            HLS FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         438,337            103,549
                                     =============       ============
  Cost                                  $8,669,252         $4,286,591
                                     =============       ============
  Market value                         $11,152,558         $4,631,726
 Due from Sponsor Company                       --                 --
 Receivable from fund shares
  sold                                       4,927              1,220
 Other assets                                   --                 --
                                     -------------       ------------
 Total assets                           11,157,485          4,632,946
                                     -------------       ------------
LIABILITIES:
 Due to Sponsor Company                      4,927              1,220
 Payable for fund shares
  purchased                                     --                 --
 Other liabilities                               1                  1
                                     -------------       ------------
 Total liabilities                           4,928              1,221
                                     -------------       ------------
NET ASSETS:
 For contract liabilities              $11,152,557         $4,631,725
                                     =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             771,308            426,435
 Minimum unit fair value #*             $13.664294         $10.334213
 Maximum unit fair value #*             $22.089164         $17.323637
 Contract liability                    $11,152,557         $4,631,725
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                 --
 Minimum unit fair value #*                     --                 --
 Maximum unit fair value #*                     --                 --
 Contract liability                             --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD
                                    U.S. GOVERNMENT        HARTFORD         AMERICAN FUNDS
                                      SECURITIES             VALUE         ASSET ALLOCATION
                                       HLS FUND            HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,885,538           2,143,345           4,565,279
                                     =============       =============       =============
  Cost                                 $52,088,040         $21,789,716         $40,725,155
                                     =============       =============       =============
  Market value                         $52,540,400         $25,410,694         $50,405,081
 Due from Sponsor Company                       --              23,155                  --
 Receivable from fund shares
  sold                                      72,811                  --              15,618
 Other assets                                   --                  --                  --
                                     -------------       -------------       -------------
 Total assets                           52,613,211          25,433,849          50,420,699
                                     -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                     72,811                  --              15,618
 Payable for fund shares
  purchased                                     --              23,155                  --
 Other liabilities                               2                  --                   1
                                     -------------       -------------       -------------
 Total liabilities                          72,813              23,155              15,619
                                     -------------       -------------       -------------
NET ASSETS:
 For contract liabilities              $52,540,398         $25,410,694         $50,405,080
                                     =============       =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,988,331           2,264,762           4,470,937
 Minimum unit fair value #*             $10.056740          $10.397061          $10.572757
 Maximum unit fair value #*             $11.474120          $15.893106          $15.711788
 Contract liability                    $52,540,398         $25,410,694         $50,403,309
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                  --                 158
 Minimum unit fair value #*                     --                  --          $11.182217
 Maximum unit fair value #*                     --                  --          $11.182217
 Contract liability                             --                  --              $1,771

                                    AMERICAN FUNDS
                                       BLUE CHIP
                                      INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                        GROWTH                     BOND                  GLOBAL BOND
                                       HLS FUND                  HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,365,618                15,247,514                3,052,109
                                     =============            ==============            =============
  Cost                                 $28,438,179              $147,542,190              $30,911,333
                                     =============            ==============            =============
  Market value                         $34,024,302              $160,375,778              $33,890,678
 Due from Sponsor Company                       --                        --                       --
 Receivable from fund shares
  sold                                       2,166                    90,910                   17,919
 Other assets                                    2                         1                        1
                                     -------------            --------------            -------------
 Total assets                           34,026,470               160,466,689               33,908,598
                                     -------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                      2,166                    90,910                   17,919
 Payable for fund shares
  purchased                                     --                        --                       --
 Other liabilities                              --                        --                       --
                                     -------------            --------------            -------------
 Total liabilities                           2,166                    90,910                   17,919
                                     -------------            --------------            -------------
NET ASSETS:
 For contract liabilities              $34,024,304              $160,375,779              $33,890,679
                                     =============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,173,765                14,389,296                2,918,919
 Minimum unit fair value #*              $9.619146                $10.520643               $10.235216
 Maximum unit fair value #*             $15.638458                $12.916526               $12.740605
 Contract liability                    $34,024,304              $160,304,396              $33,890,679
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     6,364                       --
 Minimum unit fair value #*                     --                $11.216115                       --
 Maximum unit fair value #*                     --                $11.216115                       --
 Contract liability                             --                   $71,383                       --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       6,577,022                2,413,496
                                     =============            =============
  Cost                                 $49,773,181              $19,863,252
                                     =============            =============
  Market value                         $62,994,262              $25,231,006
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      43,151                  128,645
 Other assets                                   --                       --
                                     -------------            -------------
 Total assets                           63,037,413               25,359,651
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     43,151                  128,645
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                               1                       --
                                     -------------            -------------
 Total liabilities                          43,152                  128,645
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $62,994,261              $25,231,006
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           6,279,875                2,317,445
 Minimum unit fair value #*              $9.327855               $10.012084
 Maximum unit fair value #*             $17.164962               $17.548426
 Contract liability                    $62,992,195              $25,231,006
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 209                       --
 Minimum unit fair value #*              $9.865661                       --
 Maximum unit fair value #*              $9.865661                       --
 Contract liability                         $2,066                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS
                                    CAPITALIZATION                GROWTH                GROWTH-INCOME
                                       HLS FUND                  HLS FUND                  HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,317,306                26,130,221                14,702,776
                                     =============            ==============            ==============
  Cost                                 $36,457,885              $196,795,488              $115,474,784
                                     =============            ==============            ==============
  Market value                         $44,056,684              $273,182,342              $149,977,662
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                      78,232                   394,541                   353,453
 Other assets                                    2                         6                        --
                                     -------------            --------------            --------------
 Total assets                           44,134,918               273,576,889               150,331,115
                                     -------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     78,232                   394,541                   353,453
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                         6
                                     -------------            --------------            --------------
 Total liabilities                          78,232                   394,541                   353,459
                                     -------------            --------------            --------------
NET ASSETS:
 For contract liabilities              $44,056,686              $273,182,348              $149,977,656
                                     =============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,803,628                25,958,667                14,279,408
 Minimum unit fair value #*              $8.452170                 $9.660438                 $9.646297
 Maximum unit fair value #*             $18.613957                $17.971540                $16.147805
 Contract liability                    $44,030,674              $273,107,731              $149,905,458
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               2,903                     7,289                     7,060
 Minimum unit fair value #*              $8.960493                $10.051768                $10.226339
 Maximum unit fair value #*              $8.960493                $10.241371                $10.226339
 Contract liability                        $26,012                   $74,617                   $72,198

                                                                                      HARTFORD
                                     AMERICAN FUNDS           AMERICAN FUNDS         PORTFOLIO
                                     INTERNATIONAL               NEW WORLD          DIVERSIFIER
                                        HLS FUND                 HLS FUND             HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       21,015,935                4,692,217           21,650,832
                                     ==============            =============       ==============
  Cost                                 $155,694,818              $37,014,986         $210,475,745
                                     ==============            =============       ==============
  Market value                         $183,500,759              $44,396,108         $203,083,915
 Due from Sponsor Company                        --                       --              626,657
 Receivable from fund shares
  sold                                       71,141                   31,554                   --
 Other assets                                    --                       --                   --
                                     --------------            -------------       --------------
 Total assets                           183,571,900               44,427,662          203,710,572
                                     --------------            -------------       --------------
LIABILITIES:
 Due to Sponsor Company                      71,141                   31,554                   --
 Payable for fund shares
  purchased                                      --                       --              626,657
 Other liabilities                               --                       --                    2
                                     --------------            -------------       --------------
 Total liabilities                           71,141                   31,554              626,659
                                     --------------            -------------       --------------
NET ASSETS:
 For contract liabilities              $183,500,759              $44,396,108         $203,083,913
                                     ==============            =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           20,383,148                4,343,777           21,814,677
 Minimum unit fair value #*               $8.340471                $9.435092            $9.240778
 Maximum unit fair value #*              $15.602963               $17.458274            $9.387752
 Contract liability                    $183,461,117              $44,396,108         $203,083,913
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                4,486                       --                   --
 Minimum unit fair value #*               $8.678384                       --                   --
 Maximum unit fair value #*               $8.842079                       --                   --
 Contract liability                         $39,642                       --                   --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               LORD ABBETT
                                           LORD ABBETT         CALIBRATED
                                           FUNDAMENTAL          DIVIDEND
                                           EQUITY FUND         GROWTH FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (4)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              560,064           1,041,849
                                           ============       =============
  Cost                                       $9,665,079         $12,268,199
                                           ============       =============
  Market value                               $9,862,729         $14,815,094
 Due from Sponsor Company                        14,902                  --
 Receivable from fund shares sold                    --               1,646
 Other assets                                        --                  --
                                           ------------       -------------
 Total assets                                 9,877,631          14,816,740
                                           ------------       -------------
LIABILITIES:
 Due to Sponsor Company                              --               1,646
 Payable for fund shares purchased               14,902                  --
 Other liabilities                                    1                   1
                                           ------------       -------------
 Total liabilities                               14,903               1,647
                                           ------------       -------------
NET ASSETS:
 For contract liabilities                    $9,862,728         $14,815,093
                                           ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  817,096           1,241,220
 Minimum unit fair value #*                  $10.325540          $11.288637
 Maximum unit fair value #*                  $13.558492          $15.599461
 Contract liability                          $9,862,728         $14,807,165
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                 650
 Minimum unit fair value #*                          --          $12.195606
 Maximum unit fair value #*                          --          $12.195606
 Contract liability                                  --              $7,928

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT         LORD ABBETT
                                  BOND DEBENTURE        GROWTH AND      MFS CORE
                                       FUND             INCOME FUND   EQUITY SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     6,450,218             523,210        994,176
                                   =============       =============  =============
  Cost                               $70,514,943         $10,637,852    $17,833,789
                                   =============       =============  =============
  Market value                       $78,821,660         $12,865,736    $17,577,047
 Due from Sponsor Company                     --                  --             --
 Receivable from fund shares
  sold                                   219,019               1,190         18,959
 Other assets                                 --                  --             --
                                   -------------       -------------  -------------
 Total assets                         79,040,679          12,866,926     17,596,006
                                   -------------       -------------  -------------
LIABILITIES:
 Due to Sponsor Company                  219,019               1,190         18,959
 Payable for fund shares
  purchased                                   --                  --             --
 Other liabilities                             1                   1              2
                                   -------------       -------------  -------------
 Total liabilities                       219,020               1,191         18,961
                                   -------------       -------------  -------------
NET ASSETS:
 For contract liabilities            $78,821,659         $12,865,735    $17,577,045
                                   =============       =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    5,647,239           1,314,729      1,879,292
 Minimum unit fair value #*           $11.170958           $9.102722      $7.003984
 Maximum unit fair value #*           $17.543722          $14.267457     $16.681219
 Contract liability                  $78,821,659         $12,865,735    $17,528,173
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                           --                  --          4,659
 Minimum unit fair value #*                   --                  --      $7.713386
 Maximum unit fair value #*                   --                  --     $10.569931
 Contract liability                           --                  --        $48,872


                               MFS GROWTH     MFS GLOBAL       MFS HIGH
                                 SERIES      EQUITY SERIES  INCOME SERIES
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                2,423,596      1,533,558      24,822,543
                              =============  =============  ==============
  Cost                          $60,218,798    $19,042,563    $216,415,709
                              =============  =============  ==============
  Market value                  $69,703,084    $23,218,074    $217,941,926
 Due from Sponsor Company                --             --              --
 Receivable from fund shares
  sold                              110,336          7,373         141,977
 Other assets                            --             --               1
                              -------------  -------------  --------------
 Total assets                    69,813,420     23,225,447     218,083,904
                              -------------  -------------  --------------
LIABILITIES:
 Due to Sponsor Company             110,336          7,373         141,977
 Payable for fund shares
  purchased                              --             --              --
 Other liabilities                        2              2              --
                              -------------  -------------  --------------
 Total liabilities                  110,338          7,375         141,977
                              -------------  -------------  --------------
NET ASSETS:
 For contract liabilities       $69,703,082    $23,218,072    $217,941,927
                              =============  =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               7,548,198      1,389,809      13,218,262
 Minimum unit fair value #*       $6.569011     $14.546687      $15.319801
 Maximum unit fair value #*      $17.510852     $20.115417      $19.155468
 Contract liability             $69,612,094    $23,213,457    $217,702,992
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                   8,547            241          13,958
 Minimum unit fair value #*       $7.138561     $19.163017      $16.674415
 Maximum unit fair value #*      $11.117367     $19.163017      $18.656549
 Contract liability                 $90,988         $4,615        $238,935

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       MFS INVESTORS
                                          GROWTH           MFS INVESTORS
                                       STOCK SERIES         TRUST SERIES
                                        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         3,652,117           11,438,123
                                       =============       ==============
  Cost                                   $40,117,295         $209,196,465
                                       =============       ==============
  Market value                           $44,592,357         $262,242,756
 Due from Sponsor Company                         --                   --
 Receivable from fund shares
  sold                                        46,356              242,095
 Other assets                                     --                   --
                                       -------------       --------------
 Total assets                             44,638,713          262,484,851
                                       -------------       --------------
LIABILITIES:
 Due to Sponsor Company                       46,356              242,095
 Payable for fund shares
  purchased                                       --                   --
 Other liabilities                                --                    3
                                       -------------       --------------
 Total liabilities                            46,356              242,098
                                       -------------       --------------
NET ASSETS:
 For contract liabilities                $44,592,357         $262,242,753
                                       =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             5,079,460           24,603,479
 Minimum unit fair value #*                $7.079226            $9.713409
 Maximum unit fair value #*               $16.838482           $15.604455
 Contract liability                      $44,527,291         $262,117,086
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 6,439               11,041
 Minimum unit fair value #*                $7.658907           $10.508703
 Maximum unit fair value #*               $10.126541           $12.449433
 Contract liability                          $65,066             $125,667

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS MID CAP                MFS NEW             MFS TOTAL
                                      GROWTH SERIES           DISCOVERY SERIES      RETURN SERIES
                                       SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        8,764,112                11,760,455           40,458,565
                                      =============            ==============       ==============
  Cost                                  $60,076,055              $173,475,520         $772,445,265
                                      =============            ==============       ==============
  Market value                          $57,492,579              $184,837,536         $810,351,108
 Due from Sponsor Company                        --                        --                   --
 Receivable from fund shares
  sold                                       33,839                   102,666              597,282
 Other assets                                     1                        --                   --
                                      -------------            --------------       --------------
 Total assets                            57,526,419               184,940,202          810,948,390
                                      -------------            --------------       --------------
LIABILITIES:
 Due to Sponsor Company                      33,839                   102,666              597,282
 Payable for fund shares
  purchased                                      --                        --                   --
 Other liabilities                               --                         2                    6
                                      -------------            --------------       --------------
 Total liabilities                           33,839                   102,668              597,288
                                      -------------            --------------       --------------
NET ASSETS:
 For contract liabilities               $57,492,580              $184,837,534         $810,351,102
                                      =============            ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            9,719,218                12,128,714           55,238,509
 Minimum unit fair value #*               $5.376609                $10.374175           $10.471871
 Maximum unit fair value #*              $18.493798                $24.002034           $17.914077
 Contract liability                     $57,426,090              $184,623,328         $809,315,455
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               11,265                    11,255               66,346
 Minimum unit fair value #*               $5.817692                $12.387699           $14.456951
 Maximum unit fair value #*               $6.252232                $21.145397           $17.914077
 Contract liability                         $66,490                  $214,206           $1,035,647

                                   MFS VALUE      MFS RESEARCH        MFS RESEARCH
                                     SERIES       BOND SERIES     INTERNATIONAL SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   23,247,464      27,106,723           3,401,997
                                 ==============  ==============       =============
  Cost                             $284,287,844    $331,346,128         $47,596,008
                                 ==============  ==============       =============
  Market value                     $332,978,781    $364,024,049         $42,082,710
 Due from Sponsor Company                    --              --                  --
 Receivable from fund shares
  sold                                   48,348         433,868              66,552
 Other assets                                --              --                   3
                                 --------------  --------------       -------------
 Total assets                       333,027,129     364,457,917          42,149,265
                                 --------------  --------------       -------------
LIABILITIES:
 Due to Sponsor Company                  48,348         433,868              66,552
 Payable for fund shares
  purchased                                  --              --                  --
 Other liabilities                            3               4                  --
                                 --------------  --------------       -------------
 Total liabilities                       48,351         433,872              66,552
                                 --------------  --------------       -------------
NET ASSETS:
 For contract liabilities          $332,978,778    $364,024,045         $42,082,713
                                 ==============  ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       23,334,640      27,644,069           3,231,476
 Minimum unit fair value #*          $10.236036      $10.885646          $12.238894
 Maximum unit fair value #*          $19.317629      $14.384205          $14.584528
 Contract liability                $332,838,819    $363,960,381         $42,080,749
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            7,831           4,697                 150
 Minimum unit fair value #*          $10.665195      $12.646019          $13.064091
 Maximum unit fair value #*          $18.575127      $13.833223          $13.064091
 Contract liability                    $139,959         $63,664              $1,964

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                      BLACKROCK
                                              MFS RESEARCH              GLOBAL
                                                 SERIES          ALLOCATION V.I. FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,622,218               176,865
                                               ===========            ==========
  Cost                                         $30,692,178            $2,506,563
                                               ===========            ==========
  Market value                                 $35,445,464            $2,536,238
 Due from Sponsor Company                               --                    --
 Receivable from fund shares sold                   33,537                   336
 Other assets                                           --                    --
                                               -----------            ----------
 Total assets                                   35,479,001             2,536,574
                                               -----------            ----------
LIABILITIES:
 Due to Sponsor Company                             33,537                   336
 Payable for fund shares purchased                      --                    --
 Other liabilities                                      --                    --
                                               -----------            ----------
 Total liabilities                                  33,537                   336
                                               -----------            ----------
NET ASSETS:
 For contract liabilities                      $35,445,464            $2,536,238
                                               ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   2,615,544               246,475
 Minimum unit fair value #*                     $12.413325            $10.204702
 Maximum unit fair value #*                     $16.249356            $10.441994
 Contract liability                            $35,445,464            $2,536,238
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                    --
 Minimum unit fair value #*                             --                    --
 Maximum unit fair value #*                             --                    --
 Contract liability                                     --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               BLACKROCK               BLACKROCK             BLACKROCK
                                                 GLOBAL                LARGE CAP               EQUITY
                                        OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND     DIVIDEND V.I. FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 24,816                  85,042               901,393
                                               ==========              ==========            ==========
  Cost                                           $240,730                $763,718            $7,737,206
                                               ==========              ==========            ==========
  Market value                                   $344,957                $981,386            $8,067,469
 Due from Sponsor Company                              --                     766                 1,863
 Receivable from fund shares sold                     452                      --                    --
 Other assets                                          --                       1                     1
                                               ----------              ----------            ----------
 Total assets                                     345,409                 982,153             8,069,333
                                               ----------              ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               452                      --                    --
 Payable for fund shares purchased                     --                     766                 1,863
 Other liabilities                                      1                      --                    --
                                               ----------              ----------            ----------
 Total liabilities                                    453                     766                 1,863
                                               ----------              ----------            ----------
NET ASSETS:
 For contract liabilities                        $344,956                $981,387            $8,067,470
                                               ==========              ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     25,413                  88,149               711,362
 Minimum unit fair value #*                    $11.414543               $9.805179            $11.260778
 Maximum unit fair value #*                    $14.844845              $16.270969            $11.478547
 Contract liability                              $344,956                $981,387            $8,067,470
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                    --
 Minimum unit fair value #*                            --                      --                    --
 Maximum unit fair value #*                            --                      --                    --
 Contract liability                                    --                      --                    --

                                                              INVESCO
                                         UIF MID CAP      VAN KAMPEN V.I.        MORGAN STANLEY
                                           GROWTH            AMERICAN             FOCUS GROWTH
                                          PORTFOLIO         VALUE FUND              PORTFOLIO
                                         SUB-ACCOUNT      SUB-ACCOUNT (5)          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          2,089,480         1,055,870                 37,994
                                        =============       ===========            ===========
  Cost                                    $18,165,277       $12,247,540               $732,035
                                        =============       ===========            ===========
  Market value                            $22,232,072       $15,637,431               $868,935
 Due from Sponsor Company                          --                --                     --
 Receivable from fund shares sold              20,559             5,823                    123
 Other assets                                      --                --                     --
                                        -------------       -----------            -----------
 Total assets                              22,252,631        15,643,254                869,058
                                        -------------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company                        20,559             5,823                    123
 Payable for fund shares purchased                 --                --                     --
 Other liabilities                                 --                --                     --
                                        -------------       -----------            -----------
 Total liabilities                             20,559             5,823                    123
                                        -------------       -----------            -----------
NET ASSETS:
 For contract liabilities                 $22,232,072       $15,637,431               $868,935
                                        =============       ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              1,898,727         1,263,737                 99,336
 Minimum unit fair value #*                $10.978430        $11.384108              $8.123725
 Maximum unit fair value #*                $20.229936        $19.892593              $8.997964
 Contract liability                       $22,232,072       $15,637,431               $868,935
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                --                     --
 Minimum unit fair value #*                        --                --                     --
 Maximum unit fair value #*                        --                --                     --
 Contract liability                                --                --                     --

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MORGAN STANLEY          MORGAN STANLEY
                                      MULTI CAP                MID CAP
                                        GROWTH                  GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        141,422                  19,813
                                     ============            ============
  Cost                                 $1,838,452                $593,039
                                     ============            ============
  Market value                         $2,172,248                $635,991
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                      2,211                  16,341
 Other assets                                   1                       1
                                     ------------            ------------
 Total assets                           2,174,460                 652,333
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     2,211                  16,341
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                          2,211                  16,341
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,172,249                $635,992
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            395,141                  55,282
 Minimum unit fair value #*             $5.104420              $10.870781
 Maximum unit fair value #*            $19.729342              $11.821534
 Contract liability                    $2,172,249                $635,992
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      OPPENHEIMER
                                   MORGAN STANLEY             BLACKROCK                 CAPITAL
                                  FLEXIBLE INCOME              CAPITAL                APPRECIATION
                                     PORTFOLIO          APPRECIATION V.I. FUND          FUND/VA
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       162,568                  847,536                   55,779
                                    ============             ============             ============
  Cost                                $1,092,026               $7,049,079               $1,875,919
                                    ============             ============             ============
  Market value                        $1,035,560               $7,187,104               $2,491,089
 Due from Sponsor Company                     --                    1,827                       --
 Receivable from fund shares
  sold                                       142                       --                      522
 Other assets                                 --                       --                       --
                                    ------------             ------------             ------------
 Total assets                          1,035,702                7,188,931                2,491,611
                                    ------------             ------------             ------------
LIABILITIES:
 Due to Sponsor Company                      142                       --                      522
 Payable for fund shares
  purchased                                   --                    1,827                       --
 Other liabilities                             1                       --                       --
                                    ------------             ------------             ------------
 Total liabilities                           143                    1,827                      522
                                    ------------             ------------             ------------
NET ASSETS:
 For contract liabilities             $1,035,559               $7,187,104               $2,491,089
                                    ============             ============             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       79,905                  709,926                  242,428
 Minimum unit fair value #*           $12.051322                $9.918146                $9.560991
 Maximum unit fair value #*           $13.347653               $10.534090               $17.015590
 Contract liability                   $1,035,559               $7,187,104               $2,491,089
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                           --                       --                       --
 Minimum unit fair value #*                   --                       --                       --
 Maximum unit fair value #*                   --                       --                       --
 Contract liability                           --                       --                       --

                                                                                      OPPENHEIMER
                                     OPPENHEIMER             OPPENHEIMER              MAIN STREET
                                  GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                 FUND/VA                  FUND/VA
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        846,756                 156,669                1,396,627
                                    =============            ============            =============
  Cost                                $20,171,469              $3,085,689              $18,286,380
                                    =============            ============            =============
  Market value                        $27,307,888              $3,725,585              $27,876,675
 Due from Sponsor Company                      --                      --                       --
 Receivable from fund shares
  sold                                      9,130                     111                   13,794
 Other assets                                   2                       2                       --
                                    -------------            ------------            -------------
 Total assets                          27,317,020               3,725,698               27,890,469
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     9,130                     111                   13,794
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                             --                      --                        1
                                    -------------            ------------            -------------
 Total liabilities                          9,130                     111                   13,795
                                    -------------            ------------            -------------
NET ASSETS:
 For contract liabilities             $27,307,890              $3,725,587              $27,876,674
                                    =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,458,427                 334,198                2,228,053
 Minimum unit fair value #*            $10.457028              $10.450390               $11.723647
 Maximum unit fair value #*            $17.830793              $16.354410               $19.611299
 Contract liability                   $27,307,890              $3,725,587              $27,876,674
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                            --                      --                       --
 Minimum unit fair value #*                    --                      --                       --
 Maximum unit fair value #*                    --                      --                       --
 Contract liability                            --                      --                       --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      OPPENHEIMER          PUTNAM VT
                                         VALUE            DIVERSIFIED
                                        FUND/VA           INCOME FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         144,915           12,538,635
                                     =============       ==============
  Cost                                  $1,314,329          $84,825,371
                                     =============       ==============
  Market value                          $1,569,430          $90,905,102
 Due from Sponsor Company                       --                   --
 Receivable from fund shares
  sold                                          71               35,774
 Other assets                                   --                   --
                                     -------------       --------------
 Total assets                            1,569,501           90,940,876
                                     -------------       --------------
LIABILITIES:
 Due to Sponsor Company                         71               35,774
 Payable for fund shares
  purchased                                     --                   --
 Other liabilities                              --                   --
                                     -------------       --------------
 Total liabilities                              71               35,774
                                     -------------       --------------
NET ASSETS:
 For contract liabilities               $1,569,430          $90,905,102
                                     =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             151,367            7,129,432
 Minimum unit fair value #*              $9.461400           $12.045924
 Maximum unit fair value #*             $15.719988           $18.519662
 Contract liability                     $1,569,430          $90,905,102
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                   --
 Minimum unit fair value #*                     --                   --
 Maximum unit fair value #*                     --                   --
 Contract liability                             --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT           PUTNAM VT      PUTNAM VT
                                    GLOBAL ASSET        INTERNATIONAL  INTERNATIONAL
                                   ALLOCATION FUND       VALUE FUND     EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        529,583             140,373        115,079
                                    =============       =============  =============
  Cost                                 $6,610,955          $1,177,046     $1,255,265
                                    =============       =============  =============
  Market value                         $8,526,279          $1,305,467     $1,303,847
 Due from Sponsor Company                      --                  --             --
 Receivable from fund shares
  sold                                      9,249                 205            183
 Other assets                                  --                  --             --
                                    -------------       -------------  -------------
 Total assets                           8,535,528           1,305,672      1,304,030
                                    -------------       -------------  -------------
LIABILITIES:
 Due to Sponsor Company                     9,249                 205            183
 Payable for fund shares
  purchased                                    --                  --             --
 Other liabilities                             --                  --             --
                                    -------------       -------------  -------------
 Total liabilities                          9,249                 205            183
                                    -------------       -------------  -------------
NET ASSETS:
 For contract liabilities              $8,526,279          $1,305,467     $1,303,847
                                    =============       =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       736,311             156,408        159,185
 Minimum unit fair value #*            $10.968758           $7.606317      $7.692059
 Maximum unit fair value #*            $16.804647          $13.902110     $13.536902
 Contract liability                    $8,526,279          $1,305,467     $1,303,847
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                            --                  --             --
 Minimum unit fair value #*                    --                  --             --
 Maximum unit fair value #*                    --                  --             --
 Contract liability                            --                  --             --

                                                          PUTNAM VT
                                      PUTNAM VT           SMALL CAP           PUTNAM VT
                                   INVESTORS FUND        VALUE FUND         VOYAGER FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         11,219             146,176             215,502
                                    =============       =============       =============
  Cost                                   $113,973          $1,748,149          $7,621,487
                                    =============       =============       =============
  Market value                           $129,579          $2,235,026          $7,794,696
 Due from Sponsor Company                      --                  --               9,872
 Receivable from fund shares
  sold                                         10               4,133                  --
 Other assets                                  --                   1                  --
                                    -------------       -------------       -------------
 Total assets                             129,589           2,239,160           7,804,568
                                    -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        10               4,133                  --
 Payable for fund shares
  purchased                                    --                  --               9,872
 Other liabilities                             --                  --                   1
                                    -------------       -------------       -------------
 Total liabilities                             10               4,133               9,873
                                    -------------       -------------       -------------
NET ASSETS:
 For contract liabilities                $129,579          $2,235,027          $7,794,695
                                    =============       =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                         9,099             186,810             672,840
 Minimum unit fair value #*            $12.581848          $10.986386           $9.908602
 Maximum unit fair value #*            $16.050711          $18.112429          $14.310109
 Contract liability                      $129,579          $2,235,027          $7,794,695
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                            --                  --                  --
 Minimum unit fair value #*                    --                  --                  --
 Maximum unit fair value #*                    --                  --                  --
 Contract liability                            --                  --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 PUTNAM VT       PIMCO
                                   EQUITY      ALL ASSET
                                INCOME FUND       FUND
                                SUB-ACCOUNT   SUB-ACCOUNT
----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    79,257       141,723
                                ============  ============
  Cost                            $1,077,882    $1,568,921
                                ============  ============
  Market value                    $1,245,921    $1,626,976
 Due from Sponsor Company                 --            --
 Receivable from fund shares
  sold                                    83         1,534
 Other assets                             --            --
                                ------------  ------------
 Total assets                      1,246,004     1,628,510
                                ------------  ------------
LIABILITIES:
 Due to Sponsor Company                   83         1,534
 Payable for fund shares
  purchased                               --            --
 Other liabilities                        --            --
                                ------------  ------------
 Total liabilities                        83         1,534
                                ------------  ------------
NET ASSETS:
 For contract liabilities         $1,245,921    $1,626,976
                                ============  ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        81,472       143,177
 Minimum unit fair value #*       $12.887241    $11.156484
 Maximum unit fair value #*       $16.232605    $11.572157
 Contract liability               $1,245,921    $1,626,976
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            --            --
 Minimum unit fair value #*               --            --
 Maximum unit fair value #*               --            --
 Contract liability                       --            --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PIMCO
                                       PIMCO              GLOBAL         JENNISON 20/20
                                   EQS PATHFINDER      MULTI-ASSET           FOCUS
                                        FUND               FUND            PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       584,624             57,785             29,495
                                    ============       ============       ============
  Cost                                $6,036,073           $729,344           $350,369
                                    ============       ============       ============
  Market value                        $6,249,627           $737,330           $459,247
 Due from Sponsor Company                  1,964                 --                 --
 Receivable from fund shares
  sold                                        --                258                 70
 Other assets                                  1                 --                  1
                                    ------------       ------------       ------------
 Total assets                          6,251,592            737,588            459,318
                                    ------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                       --                258                 70
 Payable for fund shares
  purchased                                1,964                 --                 --
 Other liabilities                            --                  1                 --
                                    ------------       ------------       ------------
 Total liabilities                         1,964                259                 70
                                    ------------       ------------       ------------
NET ASSETS:
 For contract liabilities             $6,249,628           $737,329           $459,248
                                    ============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      613,597             71,070            250,217
 Minimum unit fair value #*           $10.063787         $10.263409          $1.418095
 Maximum unit fair value #*           $10.349481         $10.571584         $16.356405
 Contract liability                   $6,249,628           $737,329           $459,248
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                           --                 --                 --
 Minimum unit fair value #*                   --                 --                 --
 Maximum unit fair value #*                   --                 --                 --
 Contract liability                           --                 --                 --

                                                                         PRUDENTIAL
                                                       PRUDENTIAL          SERIES
                                     JENNISON            VALUE          INTERNATIONAL
                                     PORTFOLIO         PORTFOLIO           GROWTH
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,667             17,341             6,693
                                    ===========       ============       ===========
  Cost                                  $37,722           $320,698           $34,466
                                    ===========       ============       ===========
  Market value                          $44,157           $315,605           $35,068
 Due from Sponsor Company                    --                 --                --
 Receivable from fund shares
  sold                                        3                 16                 2
 Other assets                                --                 --                --
                                    -----------       ------------       -----------
 Total assets                            44,160            315,621            35,070
                                    -----------       ------------       -----------
LIABILITIES:
 Due to Sponsor Company                       3                 16                 2
 Payable for fund shares
  purchased                                  --                 --                --
 Other liabilities                           --                  1                --
                                    -----------       ------------       -----------
 Total liabilities                            3                 17                 2
                                    -----------       ------------       -----------
NET ASSETS:
 For contract liabilities               $44,157           $315,604           $35,068
                                    ===========       ============       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      43,669            221,467            36,866
 Minimum unit fair value #*           $1.011181          $1.195042         $0.951261
 Maximum unit fair value #*           $1.011181         $16.049431         $0.951261
 Contract liability                     $44,157           $315,604           $35,068
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                          --                 --                --
 Minimum unit fair value #*                  --                 --                --
 Maximum unit fair value #*                  --                 --                --
 Contract liability                          --                 --                --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          INVESCO
                                      VAN KAMPEN V.I.             INVESCO
                                        GROWTH AND            VAN KAMPEN V.I.
                                        INCOME FUND            COMSTOCK FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,226,221                 199,008
                                       =============            ============
  Cost                                   $34,668,194              $2,812,506
                                       =============            ============
  Market value                           $44,591,205              $2,630,890
 Due from Sponsor Company                         --                      --
 Receivable from fund shares
  sold                                        26,943                     458
 Other assets                                      1                      --
                                       -------------            ------------
 Total assets                             44,618,149               2,631,348
                                       -------------            ------------
LIABILITIES:
 Due to Sponsor Company                       26,943                     458
 Payable for fund shares
  purchased                                       --                      --
 Other liabilities                                --                       1
                                       -------------            ------------
 Total liabilities                            26,943                     459
                                       -------------            ------------
NET ASSETS:
 For contract liabilities                $44,591,206              $2,630,889
                                       =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             3,837,095                 159,504
 Minimum unit fair value #*               $10.194841              $15.421242
 Maximum unit fair value #*               $16.989759              $16.984478
 Contract liability                      $44,591,206              $2,630,889
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --                      --
 Minimum unit fair value #*                       --                      --
 Maximum unit fair value #*                       --                      --
 Contract liability                               --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         INVESCO                 INVESCO               WELLS FARGO             WELLS FARGO
                                     VAN KAMPEN V.I.         VAN KAMPEN V.I.           ADVANTAGE VT            ADVANTAGE VT
                                        AMERICAN                 MID CAP               INDEX ASSET             TOTAL RETURN
                                     FRANCHISE FUND            GROWTH FUND           ALLOCATION FUND            BOND FUND
                                   SUB-ACCOUNT (6)(7)       SUB-ACCOUNT (8)(9)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,733,185               2,110,391                  60,735                 503,841
                                      =============            ============            ============            ============
  Cost                                  $64,016,572              $8,336,078                $771,116              $5,184,945
                                      =============            ============            ============            ============
  Market value                          $62,842,074              $8,268,267                $818,108              $5,451,559
 Due from Sponsor Company                        --                      --                      --                      --
 Receivable from fund shares
  sold                                       40,302                   1,441                      45                     840
 Other assets                                     3                       1                      --                       2
                                      -------------            ------------            ------------            ------------
 Total assets                            62,882,379               8,269,709                 818,153               5,452,401
                                      -------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      40,302                   1,441                      45                     840
 Payable for fund shares
  purchased                                      --                      --                      --                      --
 Other liabilities                               --                      --                      --                      --
                                      -------------            ------------            ------------            ------------
 Total liabilities                           40,302                   1,441                      45                     840
                                      -------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $62,842,077              $8,268,268                $818,108              $5,451,561
                                      =============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            6,130,753                 839,894                 509,389               3,279,900
 Minimum unit fair value #*               $9.735705               $9.767694               $1.298791               $1.456788
 Maximum unit fair value #*              $10.441741               $9.924071              $14.881243              $13.129919
 Contract liability                     $62,759,962              $8,264,059                $818,108              $5,451,561
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                7,946                     426                      --                      --
 Minimum unit fair value #*              $10.283931               $9.882684                      --                      --
 Maximum unit fair value #*              $10.423062               $9.882684                      --                      --
 Contract liability                         $82,115                  $4,209                      --                      --

                                      WELLS FARGO             WELLS FARGO             WELLS FARGO
                                      ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                       INTRINSIC             INTERNATIONAL             SMALL CAP
                                       VALUE FUND             EQUITY FUND             GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         169,349                 256,759                 274,046
                                      ============            ============            ============
  Cost                                  $2,513,434              $1,209,065              $2,233,654
                                      ============            ============            ============
  Market value                          $2,477,580              $1,273,525              $2,159,488
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                         627                     106                     352
 Other assets                                    1                      --                       1
                                      ------------            ------------            ------------
 Total assets                            2,478,208               1,273,631               2,159,841
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        627                     106                     352
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                       1                      --
                                      ------------            ------------            ------------
 Total liabilities                             627                     107                     352
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $2,477,581              $1,273,524              $2,159,489
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,933,900                 109,977               1,299,692
 Minimum unit fair value #*              $1.168928              $11.394184               $1.530857
 Maximum unit fair value #*             $14.536818              $11.729566              $19.747345
 Contract liability                     $2,477,581              $1,273,524              $2,159,489
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8)  Funded as of April 27, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               WELLS FARGO
                                      WELLS FARGO             ADVANTAGE VT              WELLS FARGO
                                     ADVANTAGE VT               SMALL CAP              ADVANTAGE VT
                                    DISCOVERY FUND             VALUE FUND            OPPORTUNITY FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          64,323                   29,751                   17,524
                                     =============            =============            =============
  Cost                                  $1,193,496                 $356,932                 $315,686
                                     =============            =============            =============
  Market value                          $1,618,360                 $279,657                 $351,369
 Due from Sponsor Company                       --                       --                       --
 Receivable from fund shares
  sold                                          85                       14                       16
 Other assets                                   --                       --                        1
                                     -------------            -------------            -------------
 Total assets                            1,618,445                  279,671                  351,386
                                     -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                         85                       14                       16
 Payable for fund shares
  purchased                                     --                       --                       --
 Other liabilities                              --                       --                       --
                                     -------------            -------------            -------------
 Total liabilities                              85                       14                       16
                                     -------------            -------------            -------------
NET ASSETS:
 For contract liabilities               $1,618,360                 $279,657                 $351,370
                                     =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              89,517                   20,885                   25,577
 Minimum unit fair value #*             $16.846479               $13.060130               $13.093485
 Maximum unit fair value #*             $21.105571               $13.929712               $14.125238
 Contract liability                     $1,618,360                 $279,657                 $351,370
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --                       --
 Minimum unit fair value #*                     --                       --                       --
 Maximum unit fair value #*                     --                       --                       --
 Contract liability                             --                       --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                   AMERICAN CENTURY VP        AMERICAN CENTURY VP
                                       VALUE FUND                 GROWTH FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $92,851                    $2,879
                                       -----------                 ---------
EXPENSES:
 Administrative charges                         --                        --
 Mortality and expense risk
  charges                                  (43,614)                   (1,749)
                                       -----------                 ---------
  Total expenses                           (43,614)                   (1,749)
                                       -----------                 ---------
  Net investment income (loss)              49,237                     1,130
                                       -----------                 ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     33,615                         1
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              355,583                        19
                                       -----------                 ---------
  Net gain (loss) on
   investments                             389,198                        20
                                       -----------                 ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $438,435                    $1,150
                                       ===========                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $609,995                   $469,459                    $48,303
                                     -------------              -------------              -------------
EXPENSES:
 Administrative charges                         --                         --                         --
 Mortality and expense risk
  charges                                 (501,900)                  (542,457)                  (260,210)
                                     -------------              -------------              -------------
  Total expenses                          (501,900)                  (542,457)                  (260,210)
                                     -------------              -------------              -------------
  Net investment income
   (loss)                                  108,095                    (72,998)                  (211,907)
                                     -------------              -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,053,049                   (627,285)                 1,145,894
 Net realized gain on
  distributions                                 --                         --                    534,292
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,350,295                  4,822,870                  1,053,038
                                     -------------              -------------              -------------
  Net gain (loss) on
   investments                           3,403,344                  4,195,585                  2,733,224
                                     -------------              -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,511,439                 $4,122,587                 $2,521,317
                                     =============              =============              =============

                                                                                              INVESCO
                                                            ALLIANCEBERNSTEIN VPS         VAN KAMPEN V.I.
                                 ALLIANCEBERNSTEIN VPS          INTERNATIONAL                  VALUE
                                    VALUE PORTFOLIO           GROWTH PORTFOLIO          OPPORTUNITIES FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT (1)
-----------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $20,727                    $117,970                  $1,166,365
                                      -----------               -------------             ---------------
EXPENSES:
 Administrative charges                        --                          --                    (110,602)
 Mortality and expense risk
  charges                                 (19,169)                   (136,047)                 (1,375,308)
                                      -----------               -------------             ---------------
  Total expenses                          (19,169)                   (136,047)                 (1,485,910)
                                      -----------               -------------             ---------------
  Net investment income
   (loss)                                   1,558                     (18,077)                   (319,545)
                                      -----------               -------------             ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    86,756                    (160,902)                (10,000,459)
 Net realized gain on
  distributions                                --                          --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              68,968                   1,213,523                  21,380,873
                                      -----------               -------------             ---------------
  Net gain (loss) on
   investments                            155,724                   1,052,621                  11,380,414
                                      -----------               -------------             ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $157,282                  $1,034,544                 $11,060,869
                                      ===========               =============             ===============

(1)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                INVESCO V.I.              INVESCO V.I.
                                    CORE                   GOVERNMENT
                                 EQUITY FUND            SECURITIES FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,518,962               $17,914,166
                                -------------            --------------
EXPENSES:
 Administrative charges              (276,257)                 (857,086)
 Mortality and expense risk
  charges                          (2,841,949)              (10,200,648)
                                -------------            --------------
  Total expenses                   (3,118,206)              (11,057,734)
                                -------------            --------------
  Net investment income (loss)     (1,599,244)                6,856,432
                                -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             7,381,722                 5,472,575
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,959,177                (8,522,754)
                                -------------            --------------
  Net gain (loss) on
   investments                     20,340,899                (3,050,179)
                                -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $18,741,655                $3,806,253
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                               INTERNATIONAL       MID CAP CORE          SMALL CAP
                                GROWTH FUND         EQUITY FUND         EQUITY FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $2,527,225            $118,739                $ --
                               -------------       -------------       -------------
EXPENSES:
 Administrative charges             (181,247)           (272,033)             (2,332)
 Mortality and expense risk
  charges                         (2,852,639)         (3,255,234)         (2,151,150)
                               -------------       -------------       -------------
  Total expenses                  (3,033,886)         (3,527,267)         (2,153,482)
                               -------------       -------------       -------------
  Net investment income
   (loss)                           (506,661)         (3,408,528)         (2,153,482)
                               -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            6,671,785           5,279,149           8,173,596
 Net realized gain on
  distributions                           --           1,557,793                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     16,937,683          13,883,344           7,639,338
                               -------------       -------------       -------------
  Net gain (loss) on
   investments                    23,609,468          20,720,286          15,812,934
                               -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $23,102,807         $17,311,758         $13,659,452
                               =============       =============       =============

                                    INVESCO V.I.
                                   BALANCED RISK          INVESCO V.I.         AMERICAN CENTURY VP
                                     ALLOCATION            DIVERSIFIED               MID CAP
                                        FUND              DIVIDEND FUND            VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (2)           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $188,643               $7,018                  $3,101
                                    ------------            ---------               ---------
EXPENSES:
 Administrative charges                       --                   --                      --
 Mortality and expense risk
  charges                               (337,249)              (4,730)                 (1,951)
                                    ------------            ---------               ---------
  Total expenses                        (337,249)              (4,730)                 (1,951)
                                    ------------            ---------               ---------
  Net investment income
   (loss)                               (148,606)               2,288                   1,150
                                    ------------            ---------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  513,801                6,659                   1,381
 Net realized gain on
  distributions                           86,413                   --                   6,959
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,365,045               31,429                  11,530
                                    ------------            ---------               ---------
  Net gain (loss) on
   investments                         1,965,259               38,088                  19,870
                                    ------------            ---------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,816,653              $40,376                 $21,020
                                    ============            =========               =========

(2)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL
                                        GLOBAL                  GROWTH AND
                                       BOND FUND               INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,408,268               $10,004,672
                                     -------------            --------------
EXPENSES:
 Administrative charges                         --                        --
 Mortality and expense risk
  charges                               (4,615,513)               (6,571,594)
                                     -------------            --------------
  Total expenses                        (4,615,513)               (6,571,594)
                                     -------------            --------------
  Net investment income (loss)             792,755                 3,433,078
                                     -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,779,337               (10,340,667)
 Net realized gain on
  distributions                          2,366,192                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              623,149                68,336,788
                                     -------------            --------------
  Net gain (loss) on
   investments                          10,768,678                57,996,121
                                     -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $11,561,433               $61,429,199
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS              BLUE CHIP
                                        ASSET                   INCOME AND              AMERICAN FUNDS
                                   ALLOCATION FUND             GROWTH FUND                BOND FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $19,197,489               $11,659,310               $22,544,638
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                 (1,771,419)                 (905,543)               (1,598,580)
 Mortality and expense risk
  charges                              (15,964,654)               (9,719,169)              (14,147,645)
                                    --------------            --------------            --------------
  Total expenses                       (17,736,073)              (10,624,712)              (15,746,225)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                                1,461,416                 1,034,598                 6,798,413
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 46,104,263                15,952,620                 8,590,283
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           93,271,283                54,365,323                18,560,598
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         139,375,546                70,317,943                27,150,881
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $140,836,962               $71,352,541               $33,949,294
                                    ==============            ==============            ==============


                                   AMERICAN FUNDS
                                       GLOBAL                AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND            GROWTH-INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,176,960               $15,862,613               $32,437,328
                                    -------------            --------------            --------------
EXPENSES:
 Administrative charges                  (638,191)               (3,550,353)               (3,571,140)
 Mortality and expense risk
  charges                              (5,824,745)              (33,614,802)              (32,741,508)
                                    -------------            --------------            --------------
  Total expenses                       (6,462,936)              (37,165,155)              (36,312,648)
                                    -------------            --------------            --------------
  Net investment income
   (loss)                              (3,285,976)              (21,302,542)               (3,875,320)
                                    -------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                25,258,652                82,120,295                50,553,910
 Net realized gain on
  distributions                                --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          49,225,879               255,516,387               263,892,974
                                    -------------            --------------            --------------
  Net gain (loss) on
   investments                         74,484,531               337,636,682               314,446,884
                                    -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $71,198,555              $316,334,140              $310,571,564
                                    =============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS           AMERICAN FUNDS
                                  INTERNATIONAL FUND         NEW WORLD FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,892,877               $2,721,969
                                     -------------            -------------
EXPENSES:
 Administrative charges                   (952,936)                (488,783)
 Mortality and expense risk
  charges                               (8,810,020)              (4,646,191)
                                     -------------            -------------
  Total expenses                        (9,762,956)              (5,134,974)
                                     -------------            -------------
  Net investment income (loss)          (1,870,079)              (2,413,005)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,685,195               24,928,436
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           81,713,816               19,967,827
                                     -------------            -------------
  Net gain (loss) on
   investments                          86,399,011               44,896,263
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $84,528,932              $42,483,258
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                   AMERICAN FUNDS           ADVANTAGE VT           FIDELITY VIP
                                    GLOBAL SMALL               OMEGA                  GROWTH
                                 CAPITALIZATION FUND        GROWTH FUND             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,206,493                  $ --                 $26,472
                                    -------------            ----------            ------------
EXPENSES:
 Administrative charges                  (409,956)                   --                      --
 Mortality and expense risk
  charges                              (3,804,956)              (30,124)               (132,510)
                                    -------------            ----------            ------------
  Total expenses                       (4,214,912)              (30,124)               (132,510)
                                    -------------            ----------            ------------
  Net investment income
   (loss)                              (1,008,419)              (30,124)               (106,038)
                                    -------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,690,562               138,423                 326,973
 Net realized gain on
  distributions                                --               104,229                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          27,903,780                54,732                 675,666
                                    -------------            ----------            ------------
  Net gain (loss) on
   investments                         37,594,342               297,384               1,002,639
                                    -------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $36,585,923              $267,260                $896,601
                                    =============            ==========            ============


                               FIDELITY VIP        FIDELITY VIP             FIDELITY VIP
                                CONTRAFUND            MID CAP             VALUE STRATEGIES
                                 PORTFOLIO           PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,094,230            $307,650                 $19,710
                               -------------       -------------            ------------
EXPENSES:
 Administrative charges                   --                  --                      --
 Mortality and expense risk
  charges                         (1,451,256)         (1,286,705)                (95,816)
                               -------------       -------------            ------------
  Total expenses                  (1,451,256)         (1,286,705)                (95,816)
                               -------------       -------------            ------------
  Net investment income
   (loss)                           (357,026)           (979,055)                (76,106)
                               -------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            4,806,793           4,840,329                 749,621
 Net realized gain on
  distributions                           --           6,345,992                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      8,072,761            (336,243)                374,787
                               -------------       -------------            ------------
  Net gain (loss) on
   investments                    12,879,554          10,850,078               1,124,408
                               -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $12,522,528          $9,871,023              $1,048,302
                               =============       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FIDELITY VIP
                                 DYNAMIC CAPITAL       FIDELITY VIP
                                   APPRECIATION      STRATEGIC INCOME
                                    PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $13,132             $54,923
                                     --------            --------
EXPENSES:
 Administrative charges                    --                  --
 Mortality and expense risk
  charges                             (36,617)            (12,302)
                                     --------            --------
  Total expenses                      (36,617)            (12,302)
                                     --------            --------
  Net investment income (loss)        (23,485)             42,621
                                     --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               214,147               9,859
 Net realized gain on
  distributions                            --              18,183
 Net unrealized appreciation
  (depreciation) of
  investments during the year         157,324              61,314
                                     --------            --------
  Net gain (loss) on
   investments                        371,471              89,356
                                     --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $347,986            $131,977
                                     ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                                       FRANKLIN
                                      RISING                 FRANKLIN               LARGE CAP
                                     DIVIDENDS                INCOME                 GROWTH
                                  SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $11,349,894            $117,958,668               $861,863
                                    -----------            ------------            -----------
EXPENSES:
 Administrative charges              (1,025,442)             (2,571,655)              (164,032)
 Mortality and expense risk
  charges                           (11,178,450)            (28,724,483)            (1,804,293)
                                    -----------            ------------            -----------
  Total expenses                    (12,203,892)            (31,296,138)            (1,968,325)
                                    -----------            ------------            -----------
  Net investment income
   (loss)                              (853,998)             86,662,530             (1,106,462)
                                    -----------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              26,973,747              (1,328,405)             4,238,752
 Net realized gain on
  distributions                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        40,660,289             100,516,349              7,804,089
                                    -----------            ------------            -----------
  Net gain (loss) on
   investments                       67,634,036              99,187,944             12,042,841
                                    -----------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $66,780,038            $185,850,474            $10,936,379
                                    ===========            ============            ===========

                                     FRANKLIN              FRANKLIN               FRANKLIN
                                      GLOBAL             SMALL-MID CAP            SMALL CAP
                                   REAL ESTATE              GROWTH                  VALUE
                                 SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --               $584,674
                                    ----------            -----------            -----------
EXPENSES:
 Administrative charges                (12,852)              (381,965)                    --
 Mortality and expense risk
  charges                             (115,366)            (4,013,803)            (1,303,589)
                                    ----------            -----------            -----------
  Total expenses                      (128,218)            (4,395,768)            (1,303,589)
                                    ----------            -----------            -----------
  Net investment income
   (loss)                             (128,218)            (4,395,768)              (718,915)
                                    ----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (428,993)            12,329,922              5,673,968
 Net realized gain on
  distributions                             --             17,575,864                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,340,382             (5,587,565)             5,044,388
                                    ----------            -----------            -----------
  Net gain (loss) on
   investments                       1,911,389             24,318,221             10,718,356
                                    ----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $1,783,171            $19,922,453             $9,999,441
                                    ==========            ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       STRATEGIC
                                         INCOME                MUTUAL SHARES
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $60,552,130               $19,145,555
                                     --------------            --------------
EXPENSES:
 Administrative charges                  (1,160,698)               (1,443,018)
 Mortality and expense risk
  charges                               (14,111,671)              (14,869,661)
                                     --------------            --------------
  Total expenses                        (15,272,369)              (16,312,679)
                                     --------------            --------------
  Net investment income (loss)           45,279,761                 2,832,876
                                     --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  16,183,247                18,618,808
 Net realized gain on
  distributions                             997,610                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            29,324,478                92,132,100
                                     --------------            --------------
  Net gain (loss) on
   investments                           46,505,335               110,750,908
                                     --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $91,785,096              $113,583,784
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                TEMPLETON
                                       MARKETS                  FOREIGN                  GROWTH
                                   SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,357,315               $9,686,764               $8,893,425
                                    -------------            -------------            -------------
EXPENSES:
 Administrative charges                  (215,181)                (504,780)                (668,071)
 Mortality and expense risk
  charges                              (2,441,420)              (5,420,640)              (6,794,053)
                                    -------------            -------------            -------------
  Total expenses                       (2,656,601)              (5,925,420)              (7,462,124)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                                (299,286)               3,761,344                1,431,301
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 5,868,514                1,227,349               (8,787,213)
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,527,048               43,807,711               82,959,105
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                         15,395,562               45,035,060               74,171,892
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $15,096,276              $48,796,404              $75,603,193
                                    =============            =============            =============

                                                               FRANKLIN                 FRANKLIN
                                       MUTUAL                  FLEX CAP                LARGE CAP
                                  GLOBAL DISCOVERY              GROWTH                   VALUE
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,037,162                     $ --                $401,960
                                    -------------            -------------            ------------
EXPENSES:
 Administrative charges                  (651,640)                 (92,355)                (47,807)
 Mortality and expense risk
  charges                              (7,354,762)                (934,811)               (425,282)
                                    -------------            -------------            ------------
  Total expenses                       (8,006,402)              (1,027,166)               (473,089)
                                    -------------            -------------            ------------
  Net investment income
   (loss)                               4,030,760               (1,027,166)                (71,129)
                                    -------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                14,968,582                3,849,899                (127,802)
 Net realized gain on
  distributions                        24,260,349                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,363,476                  689,389               3,375,791
                                    -------------            -------------            ------------
  Net gain (loss) on
   investments                         48,592,407                4,539,288               3,247,989
                                    -------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $52,623,167               $3,512,122              $3,176,860
                                    =============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                HARTFORD
                                      GLOBAL BOND               BALANCED
                                    SECURITIES FUND             HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,549,112                $464,239
                                     -------------            ------------
EXPENSES:
 Administrative charges                         --                      --
 Mortality and expense risk
  charges                               (2,131,290)               (248,738)
                                     -------------            ------------
  Total expenses                        (2,131,290)               (248,738)
                                     -------------            ------------
  Net investment income (loss)           6,417,822                 215,501
                                     -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,585,369               1,042,548
 Net realized gain on
  distributions                            219,614                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,920,482                 301,747
                                     -------------            ------------
  Net gain (loss) on
   investments                          10,725,465               1,344,295
                                     -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,143,287              $1,559,796
                                     =============            ============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD            HARTFORD
                                   TOTAL               CAPITAL             DIVIDEND
                                RETURN BOND          APPRECIATION         AND GROWTH
                                  HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $29,797,338          $10,002,551         $10,750,300
                               --------------       --------------       -------------
EXPENSES:
 Administrative charges                    --                   --                  --
 Mortality and expense risk
  charges                         (10,435,831)         (10,157,785)         (6,878,837)
                               --------------       --------------       -------------
  Total expenses                  (10,435,831)         (10,157,785)         (6,878,837)
                               --------------       --------------       -------------
  Net investment income
   (loss)                          19,361,507             (155,234)          3,871,463
                               --------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            14,647,012           34,222,322          21,750,818
 Net realized gain on
  distributions                            --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       9,008,157           74,111,559          29,379,783
                               --------------       --------------       -------------
  Net gain (loss) on
   investments                     23,655,169          108,333,881          51,130,601
                               --------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $43,016,676         $108,178,647         $55,002,064
                               ==============       ==============       =============

                                                                             HARTFORD
                                     HARTFORD              HARTFORD         DISCIPLINED
                                 GLOBAL RESEARCH        GLOBAL GROWTH         EQUITY
                                     HLS FUND              HLS FUND          HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $14,880               $10,036          $1,515,493
                                    ----------            ----------       -------------
EXPENSES:
 Administrative charges                     --                    --                  --
 Mortality and expense risk
  charges                              (19,451)              (28,275)         (1,507,401)
                                    ----------            ----------       -------------
  Total expenses                       (19,451)              (28,275)         (1,507,401)
                                    ----------            ----------       -------------
  Net investment income
   (loss)                               (4,571)              (18,239)              8,092
                                    ----------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 29,671                46,496           5,519,920
 Net realized gain on
  distributions                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          126,102               352,666           9,204,522
                                    ----------            ----------       -------------
  Net gain (loss) on
   investments                         155,773               399,162          14,724,442
                                    ----------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $151,202              $380,923         $14,732,534
                                    ==========            ==========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD            GROWTH
                                        GROWTH          OPPORTUNITIES
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $ --
                                     ------------       -------------
EXPENSES:
 Administrative charges                        --                  --
 Mortality and expense risk
  charges                                (246,916)         (2,344,996)
                                     ------------       -------------
  Total expenses                         (246,916)         (2,344,996)
                                     ------------       -------------
  Net investment income (loss)           (246,916)         (2,344,996)
                                     ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,654,294          10,252,441
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,095,863          27,233,196
                                     ------------       -------------
  Net gain (loss) on
   investments                          3,750,157          37,485,637
                                     ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,503,241         $35,140,641
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                      HARTFORD               HARTFORD            INTERNATIONAL
                                     HIGH YIELD               INDEX              OPPORTUNITIES
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $5,488,803              $365,571                $648,752
                                    ------------            ----------            ------------
EXPENSES:
 Administrative charges                       --                    --                      --
 Mortality and expense risk
  charges                               (942,175)              (92,312)               (494,285)
                                    ------------            ----------            ------------
  Total expenses                        (942,175)              (92,312)               (494,285)
                                    ------------            ----------            ------------
  Net investment income
   (loss)                              4,546,628               273,259                 154,467
                                    ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                3,111,981                69,602               1,112,163
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (503,368)              366,888               4,442,469
                                    ------------            ----------            ------------
  Net gain (loss) on
   investments                         2,608,613               436,490               5,554,632
                                    ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,155,241              $709,749              $5,709,099
                                    ============            ==========            ============

                                      HARTFORD
                                   SMALL/MID CAP          HARTFORD                 HARTFORD
                                       EQUITY           MONEY MARKET            SMALL COMPANY
                                      HLS FUND            HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $53,964                 $ --                    $ --
                                    ------------       --------------            ------------
EXPENSES:
 Administrative charges                       --             (832,563)                     --
 Mortality and expense risk
  charges                               (159,288)         (10,037,628)               (204,593)
                                    ------------       --------------            ------------
  Total expenses                        (159,288)         (10,870,191)               (204,593)
                                    ------------       --------------            ------------
  Net investment income
   (loss)                               (105,324)         (10,870,191)               (204,593)
                                    ------------       --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  840,870                   10               1,213,224
 Net realized gain on
  distributions                        1,218,489                   --                     785
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (684,353)                  (1)                683,947
                                    ------------       --------------            ------------
  Net gain (loss) on
   investments                         1,375,006                    9               1,897,956
                                    ------------       --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,269,682         $(10,870,182)             $1,693,363
                                    ============       ==============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD               HARTFORD
                                   SMALLCAP GROWTH             STOCK
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --               $94,774
                                     ------------            ----------
EXPENSES:
 Administrative charges                        --                    --
 Mortality and expense risk
  charges                                (184,883)              (41,184)
                                     ------------            ----------
  Total expenses                         (184,883)              (41,184)
                                     ------------            ----------
  Net investment income (loss)           (184,883)               53,590
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,139,516               135,732
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             477,403                58,698
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,616,919               194,430
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,432,036              $248,020
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                  U.S. GOVERNMENT             HARTFORD             AMERICAN FUNDS
                                     SECURITIES                VALUE              ASSET ALLOCATION
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,422,652                $562,514                $809,583
                                    ------------            ------------            ------------
EXPENSES:
 Administrative charges                       --                      --                      --
 Mortality and expense risk
  charges                               (829,265)               (356,172)               (854,848)
                                    ------------            ------------            ------------
  Total expenses                        (829,265)               (356,172)               (854,848)
                                    ------------            ------------            ------------
  Net investment income
   (loss)                                593,387                 206,342                 (45,265)
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  434,004               1,185,768               2,736,652
 Net realized gain on
  distributions                               --                      --                 110,811
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (47,139)              2,123,282               4,088,981
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                           386,865               3,309,050               6,936,444
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $980,252              $3,515,392              $6,891,179
                                    ============            ============            ============

                                   AMERICAN FUNDS
                                     BLUE CHIP
                                     INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                   BOND                 GLOBAL BOND
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $393,650               $4,341,632                $972,486
                                    ------------            -------------            ------------
EXPENSES:
 Administrative charges                       --                       --                      --
 Mortality and expense risk
  charges                               (516,815)              (2,572,162)               (602,365)
                                    ------------            -------------            ------------
  Total expenses                        (516,815)              (2,572,162)               (602,365)
                                    ------------            -------------            ------------
  Net investment income
   (loss)                               (123,165)               1,769,470                 370,121
                                    ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,608,329                3,721,737               1,050,596
 Net realized gain on
  distributions                          224,747                3,563,889                 735,724
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,669,687               (3,570,703)               (625,936)
                                    ------------            -------------            ------------
  Net gain (loss) on
   investments                         3,502,763                3,714,923               1,160,384
                                    ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,379,598               $5,484,393              $1,530,505
                                    ============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME             GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,666,114                $266,293
                                     -------------            ------------
EXPENSES:
 Administrative charges                         --                      --
 Mortality and expense risk
  charges                               (1,082,665)               (436,072)
                                     -------------            ------------
  Total expenses                        (1,082,665)               (436,072)
                                     -------------            ------------
  Net investment income (loss)             583,449                (169,779)
                                     -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,977,337                 937,565
 Net realized gain on
  distributions                              6,361                 275,158
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,824,323               3,659,310
                                     -------------            ------------
  Net gain (loss) on
   investments                           8,808,021               4,872,033
                                     -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9,391,470              $4,702,254
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL           AMERICAN FUNDS           AMERICAN FUNDS
                                   CAPITALIZATION              GROWTH                GROWTH-INCOME
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $533,188                 $913,449               $1,839,836
                                    ------------            -------------            -------------
EXPENSES:
 Administrative charges                       --                       --                       --
 Mortality and expense risk
  charges                               (732,724)              (4,345,542)              (2,317,843)
                                    ------------            -------------            -------------
  Total expenses                        (732,724)              (4,345,542)              (2,317,843)
                                    ------------            -------------            -------------
  Net investment income
   (loss)                               (199,536)              (3,432,093)                (478,007)
                                    ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                2,172,894               15,545,177                7,035,053
 Net realized gain on
  distributions                        4,078,039                  796,651                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            837,035               27,043,026               14,349,650
                                    ------------            -------------            -------------
  Net gain (loss) on
   investments                         7,087,968               43,384,854               21,384,703
                                    ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,888,432              $39,952,761              $20,906,696
                                    ============            =============            =============

                                                                                  HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS        PORTFOLIO
                                    INTERNATIONAL             NEW WORLD          DIVERSIFIER
                                      HLS FUND                 HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,824,764                $713,965            $700,979
                                    -------------            ------------       -------------
EXPENSES:
 Administrative charges                        --                      --                  --
 Mortality and expense risk
  charges                              (2,756,647)               (746,942)         (1,182,681)
                                    -------------            ------------       -------------
  Total expenses                       (2,756,647)               (746,942)         (1,182,681)
                                    -------------            ------------       -------------
  Net investment income
   (loss)                                  68,117                 (32,977)           (481,702)
                                    -------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,218,502               1,841,497            (136,633)
 Net realized gain on
  distributions                                --               2,390,192                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          23,074,383               2,280,785          (6,898,674)
                                    -------------            ------------       -------------
  Net gain (loss) on
   investments                         26,292,885               6,512,474          (7,035,307)
                                    -------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $26,361,002              $6,479,497         $(7,517,009)
                                    =============            ============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           LORD ABBETT
                                    LORD ABBETT             CALIBRATED
                                    FUNDAMENTAL              DIVIDEND
                                    EQUITY FUND            GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (4)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $52,306                $443,698
                                     ----------            ------------
EXPENSES:
 Administrative charges                      --                      --
 Mortality and expense risk
  charges                               (65,539)               (233,188)
                                     ----------            ------------
  Total expenses                        (65,539)               (233,188)
                                     ----------            ------------
  Net investment income (loss)          (13,233)                210,510
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,955                 654,635
 Net realized gain on
  distributions                         141,873                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           282,212                 734,087
                                     ----------            ------------
  Net gain (loss) on
   investments                          431,040               1,388,722
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $417,807              $1,599,232
                                     ==========            ============

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                   BOND DEBENTURE             GROWTH AND               MFS CORE
                                        FUND                 INCOME FUND            EQUITY SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,343,624                $125,855                $140,036
                                    -------------            ------------            ------------
EXPENSES:
 Administrative charges                        --                      --                 (29,085)
 Mortality and expense risk
  charges                              (1,261,116)               (190,858)               (279,792)
                                    -------------            ------------            ------------
  Total expenses                       (1,261,116)               (190,858)               (308,877)
                                    -------------            ------------            ------------
  Net investment income
   (loss)                               3,082,508                 (65,003)               (168,841)
                                    -------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,130,925                 372,621                (177,375)
 Net realized gain on
  distributions                           979,179                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             982,460                 988,895               2,802,424
                                    -------------            ------------            ------------
  Net gain (loss) on
   investments                          5,092,564               1,361,516               2,625,049
                                    -------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,175,072              $1,296,513              $2,456,208
                                    =============            ============            ============


                                MFS GROWTH               MFS GLOBAL               MFS HIGH
                                  SERIES               EQUITY SERIES            INCOME SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $230,541              $16,829,609
                               -------------            ------------            -------------
EXPENSES:
 Administrative charges              (98,424)                (36,333)                (371,472)
 Mortality and expense risk
  charges                         (1,100,854)               (375,810)              (3,702,988)
                               -------------            ------------            -------------
  Total expenses                  (1,199,278)               (412,143)              (4,074,460)
                               -------------            ------------            -------------
  Net investment income
   (loss)                         (1,199,278)               (181,602)              12,755,149
                               -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            5,852,204               1,541,442                 (813,356)
 Net realized gain on
  distributions                           --                 473,105                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,388,622               2,329,244               13,522,798
                               -------------            ------------            -------------
  Net gain (loss) on
   investments                    10,240,826               4,343,791               12,709,442
                               -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $9,041,548              $4,162,189              $25,464,591
                               =============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                        GROWTH               MFS INVESTORS
                                     STOCK SERIES            TRUST SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $217,446               $2,435,937
                                     ------------            -------------
EXPENSES:
 Administrative charges                   (80,578)                (455,039)
 Mortality and expense risk
  charges                                (791,572)              (4,585,823)
                                     ------------            -------------
  Total expenses                         (872,150)              (5,040,862)
                                     ------------            -------------
  Net investment income (loss)           (654,704)              (2,604,925)
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,585,448               16,997,734
 Net realized gain on
  distributions                         2,267,209                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,876,953               30,103,230
                                     ------------            -------------
  Net gain (loss) on
   investments                          7,729,610               47,100,964
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,074,906              $44,496,039
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS MID CAP                MFS NEW            MFS TOTAL
                                    GROWTH SERIES          DISCOVERY SERIES      RETURN SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                     $ --          $23,167,093
                                    -------------            -------------       --------------
EXPENSES:
 Administrative charges                  (103,813)                (334,772)          (1,354,353)
 Mortality and expense risk
  charges                              (1,046,697)              (3,427,618)         (13,595,847)
                                    -------------            -------------       --------------
  Total expenses                       (1,150,510)              (3,762,390)         (14,950,200)
                                    -------------            -------------       --------------
  Net investment income
   (loss)                              (1,150,510)              (3,762,390)           8,216,893
                                    -------------            -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,219,505)               6,850,637            6,096,123
 Net realized gain on
  distributions                                --               17,831,089                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          11,877,793               13,450,252           63,911,508
                                    -------------            -------------       --------------
  Net gain (loss) on
   investments                          9,658,288               38,131,978           70,007,631
                                    -------------            -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,507,778              $34,369,588          $78,224,524
                                    =============            =============       ==============

                                 MFS VALUE              MFS RESEARCH             MFS RESEARCH
                                  SERIES                 BOND SERIES         INTERNATIONAL SERIES
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $5,229,487               $9,682,617               $1,037,990
                               -------------            -------------            -------------
EXPENSES:
 Administrative charges             (302,655)                (432,066)                 (77,233)
 Mortality and expense risk
  charges                         (5,125,865)              (5,387,246)                (695,032)
                               -------------            -------------            -------------
  Total expenses                  (5,428,520)              (5,819,312)                (772,265)
                               -------------            -------------            -------------
  Net investment income
   (loss)                           (199,033)               3,863,305                  265,725
                               -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           12,178,999               10,731,434               (2,793,757)
 Net realized gain on
  distributions                    2,560,572                2,353,419                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     32,127,727                1,806,784                8,605,544
                               -------------            -------------            -------------
  Net gain (loss) on
   investments                    46,867,298               14,891,637                5,811,787
                               -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $46,668,265              $18,754,942               $6,077,512
                               =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                      BLACKROCK
                                              MFS RESEARCH              GLOBAL
                                                 SERIES          ALLOCATION V.I. FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $281,456              $37,045
                                               ----------              -------
EXPENSES:
 Administrative charges                           (63,209)                  --
 Mortality and expense risk charges              (417,233)             (16,745)
                                               ----------              -------
  Total expenses                                 (480,442)             (16,745)
                                               ----------              -------
  Net investment income (loss)                   (198,986)              20,300
                                               ----------              -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,544,012               (5,645)
 Net realized gain on distributions                    --                8,266
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,674,912               59,130
                                               ----------              -------
  Net gain (loss) on investments                5,218,924               61,751
                                               ----------              -------
  Net increase (decrease) in net assets
   resulting from operations                   $5,019,938              $82,051
                                               ==========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               BLACKROCK             BLACKROCK            BLACKROCK
                                                GLOBAL               LARGE CAP              EQUITY
                                        OPPORTUNITIES V.I. FUND   GROWTH V.I. FUND    DIVIDEND V.I. FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $3,729                $13,849             $136,049
                                                -------               --------             --------
EXPENSES:
 Administrative charges                            (668)                (1,794)                  --
 Mortality and expense risk charges              (7,094)               (20,282)             (52,944)
                                                -------               --------             --------
  Total expenses                                 (7,762)               (22,076)             (52,944)
                                                -------               --------             --------
  Net investment income (loss)                   (4,033)                (8,227)              83,105
                                                -------               --------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   64,490                 88,563               36,771
 Net realized gain on distributions                  --                 71,628                6,625
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (10,815)                (5,614)             300,859
                                                -------               --------             --------
  Net gain (loss) on investments                 53,675                154,577              344,255
                                                -------               --------             --------
  Net increase (decrease) in net
   assets resulting from operations             $49,642               $146,350             $427,360
                                                =======               ========             ========

                                                                INVESCO
                                        UIF MID CAP         VAN KAMPEN V.I.       MORGAN STANLEY
                                          GROWTH                AMERICAN           FOCUS GROWTH
                                         PORTFOLIO             VALUE FUND           PORTFOLIO
                                        SUB-ACCOUNT         SUB-ACCOUNT (5)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --               $100,526                $ --
                                        ----------             ----------            --------
EXPENSES:
 Administrative charges                         --                     --              (2,120)
 Mortality and expense risk charges       (373,542)              (231,983)            (15,743)
                                        ----------             ----------            --------
  Total expenses                          (373,542)              (231,983)            (17,863)
                                        ----------             ----------            --------
  Net investment income (loss)            (373,542)              (131,457)            (17,863)
                                        ----------             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                           2,142,830              1,554,648              50,261
 Net realized gain on distributions      3,040,384                     --              40,520
 Net unrealized appreciation
  (depreciation) of investments during
  the year                              (3,089,008)             1,004,710              37,741
                                        ----------             ----------            --------
  Net gain (loss) on investments         2,094,206              2,559,358             128,522
                                        ----------             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations     $1,720,664             $2,427,901            $110,659
                                        ==========             ==========            ========

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   MORGAN STANLEY       MORGAN STANLEY
                                     MULTI CAP              MID CAP
                                       GROWTH               GROWTH
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --
                                     ----------            ---------
EXPENSES:
 Administrative charges                  (4,717)              (1,564)
 Mortality and expense risk
  charges                               (35,427)             (11,539)
                                     ----------            ---------
  Total expenses                        (40,144)             (13,103)
                                     ----------            ---------
  Net investment income (loss)          (40,144)             (13,103)
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 171,682               22,148
 Net realized gain on
  distributions                         154,113               68,884
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (48,855)             (34,906)
                                     ----------            ---------
  Net gain (loss) on
   investments                          276,940               56,126
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $236,796              $43,023
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  OPPENHEIMER
                                 MORGAN STANLEY            BLACKROCK                CAPITAL
                                 FLEXIBLE INCOME            CAPITAL               APPRECIATION
                                    PORTFOLIO        APPRECIATION V.I. FUND         FUND/VA
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $62,519                 $44,583                 $11,703
                                    ---------              ----------              ----------
EXPENSES:
 Administrative charges                (1,963)                     --                      --
 Mortality and expense risk
  charges                             (14,395)                (47,093)                (47,868)
                                    ---------              ----------              ----------
  Total expenses                      (16,358)                (47,093)                (47,868)
                                    ---------              ----------              ----------
  Net investment income
   (loss)                              46,161                  (2,510)                (36,165)
                                    ---------              ----------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (15,798)                 33,004                 183,224
 Net realized gain on
  distributions                            --                  88,077                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          68,453                 184,523                 169,969
                                    ---------              ----------              ----------
  Net gain (loss) on
   investments                         52,655                 305,604                 353,193
                                    ---------              ----------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $98,816                $303,094                $317,028
                                    =========              ==========              ==========

                                                                                  OPPENHEIMER
                                    OPPENHEIMER            OPPENHEIMER            MAIN STREET
                                 GLOBAL SECURITIES         MAIN STREET          SMALL- & MID-CAP
                                      FUND/VA                FUND/VA                FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $559,932               $26,373                $101,293
                                    ------------            ----------            ------------
EXPENSES:
 Administrative charges                       --                    --                      --
 Mortality and expense risk
  charges                               (442,623)              (63,132)               (464,550)
                                    ------------            ----------            ------------
  Total expenses                        (442,623)              (63,132)               (464,550)
                                    ------------            ----------            ------------
  Net investment income
   (loss)                                117,309               (36,759)               (363,257)
                                    ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,344,272               340,460               3,051,172
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,321,150               219,787               1,440,101
                                    ------------            ----------            ------------
  Net gain (loss) on
   investments                         4,665,422               560,247               4,491,273
                                    ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,782,731              $523,488              $4,128,016
                                    ============            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    OPPENHEIMER         PUTNAM VT
                                       VALUE           DIVERSIFIED
                                      FUND/VA          INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $19,586          $5,174,115
                                     ----------       -------------
EXPENSES:
 Administrative charges                      --                  --
 Mortality and expense risk
  charges                               (27,968)         (1,479,210)
                                     ----------       -------------
  Total expenses                        (27,968)         (1,479,210)
                                     ----------       -------------
  Net investment income (loss)           (8,382)          3,694,905
                                     ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  47,085             671,999
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           125,339           4,164,855
                                     ----------       -------------
  Net gain (loss) on
   investments                          172,424           4,836,854
                                     ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $164,042          $8,531,759
                                     ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT             PUTNAM VT
                                   GLOBAL ASSET          INTERNATIONAL         INTERNATIONAL
                                  ALLOCATION FUND          VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $57,379               $37,783               $28,844
                                    -----------            ----------            ----------
EXPENSES:
 Administrative charges                      --                    --                    --
 Mortality and expense risk
  charges                              (125,557)              (18,962)              (22,320)
                                    -----------            ----------            ----------
  Total expenses                       (125,557)              (18,962)              (22,320)
                                    -----------            ----------            ----------
  Net investment income
   (loss)                               (68,178)               18,821                 6,524
                                    -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 222,455               (13,391)              (24,449)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           757,290               195,889               249,025
                                    -----------            ----------            ----------
  Net gain (loss) on
   investments                          979,745               182,498               224,576
                                    -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $911,567              $201,319              $231,100
                                    ===========            ==========            ==========

                                                         PUTNAM VT
                                    PUTNAM VT            SMALL CAP             PUTNAM VT
                                 INVESTORS FUND          VALUE FUND           VOYAGER FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,009               $11,750               $14,943
                                    ---------            ----------            ----------
EXPENSES:
 Administrative charges                    --                    --                    --
 Mortality and expense risk
  charges                                (523)              (45,351)              (51,419)
                                    ---------            ----------            ----------
  Total expenses                         (523)              (45,351)              (51,419)
                                    ---------            ----------            ----------
  Net investment income
   (loss)                                 486               (33,601)              (36,476)
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (8)              303,233                 5,405
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,778                74,338               320,814
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                          9,770               377,571               326,219
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,256              $343,970              $289,743
                                    =========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     PUTNAM VT               PIMCO
                                       EQUITY              ALL ASSET
                                    INCOME FUND               FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $21,902               $64,693
                                     ----------            ----------
EXPENSES:
 Administrative charges                      --                    --
 Mortality and expense risk
  charges                                (7,969)              (13,091)
                                     ----------            ----------
  Total expenses                         (7,969)              (13,091)
                                     ----------            ----------
  Net investment income (loss)           13,933                51,602
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  17,973                 2,653
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           143,541                66,157
                                     ----------            ----------
  Net gain (loss) on
   investments                          161,514                68,810
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $175,447              $120,412
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            PIMCO
                                      PIMCO                GLOBAL           JENNISON 20/20
                                  EQS PATHFINDER         MULTI-ASSET             FOCUS
                                       FUND                 FUND               PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $51,593              $18,967                 $ --
                                    ----------            ---------            ---------
EXPENSES:
 Administrative charges                     --                   --                 (702)
 Mortality and expense risk
  charges                              (41,413)              (7,263)              (8,926)
                                    ----------            ---------            ---------
  Total expenses                       (41,413)              (7,263)              (9,628)
                                    ----------            ---------            ---------
  Net investment income
   (loss)                               10,180               11,704               (9,628)
                                    ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 16,642                 (213)              33,800
 Net realized gain on
  distributions                             --                2,886               19,198
 Net unrealized appreciation
  (depreciation) of
  investments during the year          210,327               15,863               (6,142)
                                    ----------            ---------            ---------
  Net gain (loss) on
   investments                         226,969               18,536               46,856
                                    ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $237,149              $30,240              $37,228
                                    ==========            =========            =========

                                                                          PRUDENTIAL
                                                      PRUDENTIAL            SERIES
                                   JENNISON              VALUE           INTERNATIONAL
                                   PORTFOLIO           PORTFOLIO            GROWTH
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --               $1,663               $ --
                                    -------            ---------            -------
EXPENSES:
 Administrative charges                 (65)                  --                 --
 Mortality and expense risk
  charges                              (894)              (5,693)              (713)
                                    -------            ---------            -------
  Total expenses                       (959)              (5,693)              (713)
                                    -------            ---------            -------
  Net investment income
   (loss)                              (959)              (4,030)              (713)
                                    -------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 122                 (303)               (54)
 Net realized gain on
  distributions                          --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         5,991               38,348              6,418
                                    -------            ---------            -------
  Net gain (loss) on
   investments                        6,113               38,045              6,364
                                    -------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $5,154              $34,015             $5,651
                                    =======            =========            =======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.            INVESCO
                                      GROWTH AND          VAN KAMPEN V.I.
                                     INCOME FUND           COMSTOCK FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $594,500               $37,706
                                     ------------            ----------
EXPENSES:
 Administrative charges                   (16,433)               (5,261)
 Mortality and expense risk
  charges                                (536,545)              (39,411)
                                     ------------            ----------
  Total expenses                         (552,978)              (44,672)
                                     ------------            ----------
  Net investment income (loss)             41,522                (6,966)
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,144,562               (83,623)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,631,867               509,055
                                     ------------            ----------
  Net gain (loss) on
   investments                          5,776,429               425,432
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,817,951              $418,466
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                 INVESCO              WELLS FARGO            WELLS FARGO
                                   VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT          ADVANTAGE VT
                                      AMERICAN                 MID CAP              INDEX ASSET           TOTAL RETURN
                                   FRANCHISE FUND            GROWTH FUND          ALLOCATION FUND           BOND FUND
                                 SUB-ACCOUNT (6)(7)       SUB-ACCOUNT (8)(9)        SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                    $ --               $12,956                $84,376
                                    -------------            ------------            ----------            -----------
EXPENSES:
 Administrative charges                   (19,164)                     --                    --                     --
 Mortality and expense risk
  charges                              (1,313,159)               (228,296)              (18,418)              (107,445)
                                    -------------            ------------            ----------            -----------
  Total expenses                       (1,332,323)               (228,296)              (18,418)              (107,445)
                                    -------------            ------------            ----------            -----------
  Net investment income
   (loss)                              (1,332,323)               (228,296)               (5,462)               (23,069)
                                    -------------            ------------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 5,870,041                 650,583                22,141                 75,118
 Net realized gain on
  distributions                                --                   2,698                    --                110,670
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,068,865                 842,432                78,041                 76,152
                                    -------------            ------------            ----------            -----------
  Net gain (loss) on
   investments                          7,938,906               1,495,713               100,182                261,940
                                    -------------            ------------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,606,583              $1,267,417               $94,720               $238,871
                                    =============            ============            ==========            ===========

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                    INTRINSIC           INTERNATIONAL           SMALL CAP
                                    VALUE FUND           EQUITY FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $35,214               $17,850                  $ --
                                    ----------            ----------            ----------
EXPENSES:
 Administrative charges                     --                    --                    --
 Mortality and expense risk
  charges                              (46,395)              (24,268)              (43,157)
                                    ----------            ----------            ----------
  Total expenses                       (46,395)              (24,268)              (43,157)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                              (11,181)               (6,418)              (43,157)
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (71,542)                3,278                 2,603
 Net realized gain on
  distributions                             --                89,016               111,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year          509,816                50,968                78,511
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         438,274               143,262               193,109
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $427,093              $136,844              $149,952
                                    ==========            ==========            ==========

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8)  Funded as of April 27, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 WELLS FARGO
                                             WELLS FARGO        ADVANTAGE VT         WELLS FARGO
                                             ADVANTAGE VT         SMALL CAP         ADVANTAGE VT
                                            DISCOVERY FUND       VALUE FUND       OPPORTUNITY FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --             $2,411                $328
                                               --------            -------             -------
EXPENSES:
 Administrative charges                              --                 --                  --
 Mortality and expense risk charges             (33,628)            (6,564)             (5,916)
                                               --------            -------             -------
  Total expenses                                (33,628)            (6,564)             (5,916)
                                               --------            -------             -------
  Net investment income (loss)                  (33,628)            (4,153)             (5,588)
                                               --------            -------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  134,475            (109,494)             3,716
 Net realized gain on distributions                  --                 --                 120
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      139,894            141,645              46,483
                                               --------            -------             -------
  Net gain (loss) on investments                274,369             32,151              50,319
                                               --------            -------             -------
  Net increase (decrease) in net assets
   resulting from operations                   $240,741            $27,998             $44,731
                                               ========            =======             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND               GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $49,237                   $1,130
 Net realized gain (loss) on
  security transactions                     33,615                        1
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              355,583                       19
                                      ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               438,435                    1,150
                                      ------------               ----------
UNIT TRANSACTIONS:
 Purchases                               3,946,379                  686,504
 Net transfers                           1,325,694                   76,496
 Surrenders for benefit
  payments and fees                       (127,920)                    (114)
 Other transactions                          1,720                        5
 Death benefits                            (48,984)                      --
 Net annuity transactions                       --                       --
                                      ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,096,889                  762,891
                                      ------------               ----------
 Net increase (decrease) in
  net assets                             5,535,324                  764,041
NET ASSETS:
 Beginning of year                       1,224,520                    1,004
                                      ------------               ----------
 End of year                            $6,759,844                 $765,045
                                      ============               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $108,095                   $(72,998)                 $(211,907)
 Net realized gain (loss) on
  security transactions                  1,053,049                   (627,285)                 1,145,894
 Net realized gain on
  distributions                                 --                         --                    534,292
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,350,295                  4,822,870                  1,053,038
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,511,439                  4,122,587                  2,521,317
                                     -------------              -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                 624,542                    205,086                    682,712
 Net transfers                           1,566,646                  1,685,005                     (5,517)
 Surrenders for benefit
  payments and fees                     (4,138,925)                (4,064,009)                (1,803,299)
 Other transactions                             45                       (564)                       337
 Death benefits                           (426,047)                  (312,654)                   (62,633)
 Net annuity transactions                       --                         --                         --
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,373,739)                (2,487,136)                (1,188,400)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets                             1,137,700                  1,635,451                  1,332,917
NET ASSETS:
 Beginning of year                      31,195,540                 33,537,808                 16,027,815
                                     -------------              -------------              -------------
 End of year                           $32,333,240                $35,173,259                $17,360,732
                                     =============              =============              =============

                                                                                            INVESCO
                                                           ALLIANCEBERNSTEIN VPS        VAN KAMPEN V.I.
                                ALLIANCEBERNSTEIN VPS          INTERNATIONAL                 VALUE
                                   VALUE PORTFOLIO           GROWTH PORTFOLIO          OPPORTUNITIES FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (1)
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,558                   $(18,077)                 $(319,545)
 Net realized gain (loss) on
  security transactions                    86,756                   (160,902)               (10,000,459)
 Net realized gain on
  distributions                                --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              68,968                  1,213,523                 21,380,873
                                     ------------              -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              157,282                  1,034,544                 11,060,869
                                     ------------              -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                  2,635                    132,221                    412,915
 Net transfers                           (273,426)                  (376,797)                   356,340
 Surrenders for benefit
  payments and fees                       (86,781)                (1,083,949)               (13,880,804)
 Other transactions                            --                      1,615                       (846)
 Death benefits                            (7,146)                   (79,738)                (1,364,727)
 Net annuity transactions                      --                   (110,602)                     7,219
                                     ------------              -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (364,718)                (1,517,250)               (14,469,903)
                                     ------------              -------------             --------------
 Net increase (decrease) in
  net assets                             (207,436)                  (482,706)                (3,409,034)
NET ASSETS:
 Beginning of year                      1,373,981                  8,296,426                 77,709,249
                                     ------------              -------------             --------------
 End of year                           $1,166,545                 $7,813,720                $74,300,215
                                     ============              =============             ==============

(1)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 INVESCO V.I.         INVESCO V.I.
                                     CORE              GOVERNMENT
                                 EQUITY FUND         SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,599,244)           $6,856,432
 Net realized gain (loss) on
  security transactions              7,381,722             5,472,575
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       12,959,177            (8,522,754)
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        18,741,655             3,806,253
                                --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           3,033,846             3,928,702
 Net transfers                     (10,396,868)           66,521,161
 Surrenders for benefit
  payments and fees                (31,242,528)         (119,692,458)
 Other transactions                     (2,924)               (1,210)
 Death benefits                     (3,252,861)          (13,949,935)
 Net annuity transactions                7,760                18,040
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (41,853,575)          (63,175,700)
                                --------------       ---------------
 Net increase (decrease) in
  net assets                       (23,111,920)          (59,369,447)
NET ASSETS:
 Beginning of year                 173,197,462           630,092,419
                                --------------       ---------------
 End of year                      $150,085,542          $570,722,972
                                ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                               INTERNATIONAL         MID CAP CORE          SMALL CAP
                                GROWTH FUND          EQUITY FUND          EQUITY FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(506,661)         $(3,408,528)         $(2,153,482)
 Net realized gain (loss) on
  security transactions             6,671,785            5,279,149            8,173,596
 Net realized gain on
  distributions                            --            1,557,793                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      16,937,683           13,883,344            7,639,338
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       23,102,807           17,311,758           13,659,452
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          7,152,204            1,027,390            1,601,680
 Net transfers                     (8,062,526)          (7,876,078)          (9,130,375)
 Surrenders for benefit
  payments and fees               (25,060,786)         (33,004,882)         (18,829,775)
 Other transactions                     2,028                9,673              (11,610)
 Death benefits                    (2,799,111)          (2,973,340)          (1,232,722)
 Net annuity transactions              (1,326)             (25,615)              (3,761)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (28,769,517)         (42,842,852)         (27,606,563)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (5,666,710)         (25,531,094)         (13,947,111)
NET ASSETS:
 Beginning of year                184,766,004          202,356,895          129,411,744
                               --------------       --------------       --------------
 End of year                     $179,099,294         $176,825,801         $115,464,633
                               ==============       ==============       ==============

                               INVESCO V.I.
                               BALANCED RISK           INVESCO V.I.        AMERICAN CENTURY VP
                                ALLOCATION             DIVERSIFIED               MID CAP
                                   FUND               DIVIDEND FUND             VALUE FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (2)           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(148,606)               $2,288                  $1,150
 Net realized gain (loss) on
  security transactions              513,801                 6,659                   1,381
 Net realized gain on
  distributions                       86,413                    --                   6,959
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,365,045                31,429                  11,530
                               -------------            ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,816,653                40,376                  21,020
                               -------------            ----------              ----------
UNIT TRANSACTIONS:
 Purchases                           817,941                    --                  67,615
 Net transfers                     8,465,640               245,369                  47,564
 Surrenders for benefit
  payments and fees               (3,433,813)              (66,724)                (14,302)
 Other transactions                      (27)                   --                     (17)
 Death benefits                     (135,444)                   --                      --
 Net annuity transactions                 --                    --                      --
                               -------------            ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                5,714,297               178,645                 100,860
                               -------------            ----------              ----------
 Net increase (decrease) in
  net assets                       7,530,950               219,021                 121,880
NET ASSETS:
 Beginning of year                16,977,551               155,299                 100,866
                               -------------            ----------              ----------
 End of year                     $24,508,501              $374,320                $222,746
                               =============            ==========              ==========

(2)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS                GLOBAL
                                         GLOBAL                  GROWTH AND
                                       BOND FUND                INCOME FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $792,755                $3,433,078
 Net realized gain (loss) on
  security transactions                   7,779,337               (10,340,667)
 Net realized gain on
  distributions                           2,366,192                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               623,149                68,336,788
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             11,561,433                61,429,199
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                1,971,769                 2,066,890
 Net transfers                             (104,580)              (22,639,605)
 Surrenders for benefit
  payments and fees                     (47,656,224)              (63,831,166)
 Other transactions                             436                       854
 Death benefits                          (5,191,806)               (6,699,081)
 Net annuity transactions                    39,781                     9,921
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (50,940,624)              (91,092,187)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (39,379,191)              (29,662,988)
NET ASSETS:
 Beginning of year                      290,358,620               434,840,746
                                     --------------            --------------
 End of year                           $250,979,429              $405,177,758
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      AMERICAN FUNDS
                                AMERICAN FUNDS           BLUE CHIP
                                    ASSET               INCOME AND          AMERICAN FUNDS
                               ALLOCATION FUND          GROWTH FUND            BOND FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $1,461,416            $1,034,598            $6,798,413
 Net realized gain (loss) on
  security transactions              46,104,263            15,952,620             8,590,283
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        93,271,283            54,365,323            18,560,598
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        140,836,962            71,352,541            33,949,294
                               ----------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            7,234,829             2,925,413             6,528,911
 Net transfers                       (7,026,955)           (8,905,430)           66,239,048
 Surrenders for benefit
  payments and fees                (169,066,359)          (97,321,730)         (169,568,127)
 Other transactions                      (3,027)                5,178                 5,765
 Death benefits                     (30,001,762)          (12,172,387)          (21,395,114)
 Net annuity transactions             1,017,714               145,126               181,767
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (197,845,560)         (115,323,830)         (118,007,750)
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                        (57,008,598)          (43,971,289)          (84,058,456)
NET ASSETS:
 Beginning of year                1,060,599,005           622,184,166           981,847,060
                               ----------------       ---------------       ---------------
 End of year                     $1,003,590,407          $578,212,877          $897,788,604
                               ================       ===============       ===============


                                    AMERICAN FUNDS
                                        GLOBAL            AMERICAN FUNDS              AMERICAN FUNDS
                                     GROWTH FUND           GROWTH FUND              GROWTH-INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,285,976)          $(21,302,542)                $(3,875,320)
 Net realized gain (loss) on
  security transactions                 25,258,652             82,120,295                  50,553,910
 Net realized gain on
  distributions                                 --                     --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           49,225,879            255,516,387                 263,892,974
                                    --------------       ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            71,198,555            316,334,140                 310,571,564
                                    --------------       ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                               1,701,088             10,761,753                  10,960,837
 Net transfers                         (23,628,610)          (125,773,980)               (103,825,919)
 Surrenders for benefit
  payments and fees                    (59,366,688)          (337,654,271)               (331,185,883)
 Other transactions                         (3,055)                20,841                      13,698
 Death benefits                         (5,811,486)           (34,897,119)                (41,540,884)
 Net annuity transactions                  (37,625)               (90,135)                    122,582
                                    --------------       ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (87,146,376)          (487,632,911)               (465,455,569)
                                    --------------       ----------------            ----------------
 Net increase (decrease) in
  net assets                           (15,947,821)          (171,298,771)               (154,884,005)
NET ASSETS:
 Beginning of year                     384,303,431          2,146,707,670               2,168,831,624
                                    --------------       ----------------            ----------------
 End of year                          $368,355,610         $1,975,408,899              $2,013,947,619
                                    ==============       ================            ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS             AMERICAN FUNDS
                                   INTERNATIONAL FUND           NEW WORLD FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,870,079)              $(2,413,005)
 Net realized gain (loss) on
  security transactions                    4,685,195                24,928,436
 Net realized gain on
  distributions                                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             81,713,816                19,967,827
                                     ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              84,528,932                42,483,258
                                     ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 3,224,794                 1,322,932
 Net transfers                           (27,469,285)              (20,838,788)
 Surrenders for benefit
  payments and fees                      (86,189,984)              (44,164,136)
 Other transactions                              143                       367
 Death benefits                           (8,651,734)               (3,355,804)
 Net annuity transactions                    (17,522)                   17,294
                                     ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (119,103,588)              (67,018,135)
                                     ---------------            --------------
 Net increase (decrease) in
  net assets                             (34,574,656)              (24,534,877)
NET ASSETS:
 Beginning of year                       584,899,178               302,814,203
                                     ---------------            --------------
 End of year                            $550,324,522              $278,279,326
                                     ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              WELLS FARGO
                                    AMERICAN FUNDS            ADVANTAGE VT       FIDELITY VIP
                                     GLOBAL SMALL                OMEGA              GROWTH
                                 CAPITALIZATION FUND          GROWTH FUND          PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,008,419)               $(30,124)          $(106,038)
 Net realized gain (loss) on
  security transactions                  9,690,562                 138,423             326,973
 Net realized gain on
  distributions                                 --                 104,229                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,903,780                  54,732             675,666
                                    --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            36,585,923                 267,260             896,601
                                    --------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               1,380,988                   9,413              85,689
 Net transfers                         (19,534,732)                (32,421)           (929,348)
 Surrenders for benefit
  payments and fees                    (38,410,714)               (332,819)           (922,733)
 Other transactions                          2,894                      --                   5
 Death benefits                         (2,899,877)                (45,149)            (65,964)
 Net annuity transactions                   41,489                      --                  --
                                    --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (59,419,952)               (400,976)         (1,832,351)
                                    --------------            ------------       -------------
 Net increase (decrease) in
  net assets                           (22,834,029)               (133,716)           (935,750)
NET ASSETS:
 Beginning of year                     249,675,792               1,566,101           8,294,299
                                    --------------            ------------       -------------
 End of year                          $226,841,763              $1,432,385          $7,358,549
                                    ==============            ============       =============


                                     FIDELITY VIP         FIDELITY VIP             FIDELITY VIP
                                      CONTRAFUND            MID CAP              VALUE STRATEGIES
                                      PORTFOLIO            PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(357,026)           $(979,055)               $(76,106)
 Net realized gain (loss) on
  security transactions                  4,806,793            4,840,329                 749,621
 Net realized gain on
  distributions                                 --            6,345,992                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,072,761             (336,243)                374,787
                                    --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,522,528            9,871,023               1,048,302
                                    --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               8,710,537            1,476,844                  50,804
 Net transfers                           2,287,670           (3,412,739)              1,575,217
 Surrenders for benefit
  payments and fees                    (10,019,490)          (7,870,327)               (920,352)
 Other transactions                          2,451                2,066                    (107)
 Death benefits                         (1,156,936)            (983,541)               (100,746)
 Net annuity transactions                       --                 (324)                     --
                                    --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (175,768)         (10,788,021)                604,816
                                    --------------       --------------            ------------
 Net increase (decrease) in
  net assets                            12,346,760             (916,998)              1,653,118
NET ASSETS:
 Beginning of year                      86,389,923           80,066,155               3,980,725
                                    --------------       --------------            ------------
 End of year                           $98,736,683          $79,149,157              $5,633,843
                                    ==============       ==============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     FIDELITY VIP
                                   DYNAMIC CAPITAL           FIDELITY VIP
                                     APPRECIATION          STRATEGIC INCOME
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(23,485)                $42,621
 Net realized gain (loss) on
  security transactions                   214,147                   9,859
 Net realized gain on
  distributions                                --                  18,183
 Net unrealized appreciation
  (depreciation) of
  investments during the year             157,324                  61,314
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              347,986                 131,977
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 19,803                 504,637
 Net transfers                          1,061,827                 184,690
 Surrenders for benefit
  payments and fees                      (305,272)               (101,127)
 Other transactions                             8                   1,091
 Death benefits                           (32,890)               (190,370)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       743,476                 398,921
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,091,462                 530,898
NET ASSETS:
 Beginning of year                      1,686,429               1,079,934
                                     ------------            ------------
 End of year                           $2,777,891              $1,610,832
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FRANKLIN                                          FRANKLIN
                                   RISING                FRANKLIN                  LARGE CAP
                                  DIVIDENDS               INCOME                     GROWTH
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(853,998)           $86,662,530               $(1,106,462)
 Net realized gain (loss) on
  security transactions             26,973,747             (1,328,405)                4,238,752
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       40,660,289            100,516,349                 7,804,089
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        66,780,038            185,850,474                10,936,379
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           5,392,483             10,577,031                   616,943
 Net transfers                      (3,447,877)           (67,471,521)               (4,769,308)
 Surrenders for benefit
  payments and fees               (112,688,674)          (287,911,272)              (18,687,734)
 Other transactions                      3,175                  7,885                       203
 Death benefits                    (11,039,389)           (31,839,601)               (1,746,994)
 Net annuity transactions               48,815                (94,307)                   (3,468)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (121,731,467)          (376,731,785)              (24,590,358)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                       (54,951,429)          (190,881,311)              (13,653,979)
NET ASSETS:
 Beginning of year                 717,250,217          1,910,454,570               110,526,719
                               ---------------       ----------------            --------------
 End of year                      $662,298,788         $1,719,573,259               $96,872,740
                               ===============       ================            ==============

                                      FRANKLIN                 FRANKLIN                  FRANKLIN
                                       GLOBAL               SMALL-MID CAP               SMALL CAP
                                    REAL ESTATE                 GROWTH                    VALUE
                                  SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(128,218)              $(4,395,768)                $(718,915)
 Net realized gain (loss) on
  security transactions                 (428,993)               12,329,922                 5,673,968
 Net realized gain on
  distributions                               --                17,575,864                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,340,382                (5,587,565)                5,044,388
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,783,171                19,922,453                 9,999,441
                                    ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                35,493                 1,647,804                   985,627
 Net transfers                            81,617                (8,861,266)               (4,369,388)
 Surrenders for benefit
  payments and fees                     (728,456)              (37,631,342)              (12,496,355)
 Other transactions                           57                    (5,415)                  (13,483)
 Death benefits                         (139,649)               (3,299,684)               (1,091,344)
 Net annuity transactions                 11,277                    (4,766)                   (9,028)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (739,661)              (48,154,669)              (16,993,971)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets                           1,043,510               (28,232,216)               (6,994,530)
NET ASSETS:
 Beginning of year                     7,344,646               242,450,445                74,940,578
                                    ------------            --------------            --------------
 End of year                          $8,388,156              $214,218,229               $67,946,048
                                    ============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FRANKLIN
                                   STRATEGIC
                                    INCOME             MUTUAL SHARES
                                SECURITIES FUND       SECURITIES FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $45,279,761             $2,832,876
 Net realized gain (loss) on
  security transactions              16,183,247             18,618,808
 Net realized gain on
  distributions                         997,610                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        29,324,478             92,132,100
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         91,785,096            113,583,784
                                ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            6,001,838              9,762,210
 Net transfers                       54,482,425            (58,279,572)
 Surrenders for benefit
  payments and fees                (145,991,428)          (144,357,073)
 Other transactions                        (572)                11,563
 Death benefits                     (14,372,385)           (15,448,188)
 Net annuity transactions               102,955                (43,022)
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (99,777,167)          (208,354,082)
                                ---------------       ----------------
 Net increase (decrease) in
  net assets                         (7,992,071)           (94,770,298)
NET ASSETS:
 Beginning of year                  867,439,928          1,004,834,769
                                ---------------       ----------------
 End of year                       $859,447,857           $910,064,471
                                ===============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON
                                      DEVELOPING                TEMPLETON                 TEMPLETON
                                       MARKETS                   FOREIGN                    GROWTH
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(299,286)               $3,761,344                $1,431,301
 Net realized gain (loss) on
  security transactions                  5,868,514                 1,227,349                (8,787,213)
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,527,048                43,807,711                82,959,105
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,096,276                48,796,404                75,603,193
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,057,599                 7,236,587                 6,002,554
 Net transfers                          (5,055,453)               (7,621,298)              (22,353,437)
 Surrenders for benefit
  payments and fees                    (23,044,183)              (53,815,880)              (67,605,779)
 Other transactions                           (215)                   (5,165)                    1,982
 Death benefits                         (1,319,262)               (5,707,473)               (6,883,120)
 Net annuity transactions                   (4,331)                  (53,787)                   14,759
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (28,365,845)              (59,967,016)              (90,823,041)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (13,269,569)              (11,170,612)              (15,219,848)
NET ASSETS:
 Beginning of year                     152,028,455               335,191,339               443,684,083
                                    --------------            --------------            --------------
 End of year                          $138,758,886              $324,020,727              $428,464,235
                                    ==============            ==============            ==============

                                                                  FRANKLIN                 FRANKLIN
                                        MUTUAL                    FLEX CAP                 LARGE CAP
                                   GLOBAL DISCOVERY                GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,030,760               $(1,027,166)                $(71,129)
 Net realized gain (loss) on
  security transactions                  14,968,582                 3,849,899                 (127,802)
 Net realized gain on
  distributions                          24,260,349                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,363,476                   689,389                3,375,791
                                    ---------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             52,623,167                 3,512,122                3,176,860
                                    ---------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,607,386                   447,643                   84,285
 Net transfers                          (42,650,780)                  736,010                 (451,155)
 Surrenders for benefit
  payments and fees                     (72,304,881)              (10,818,181)              (5,249,170)
 Other transactions                             771                    (1,992)                     303
 Death benefits                          (6,918,540)                 (713,412)                (319,432)
 Net annuity transactions                    (8,624)                   (2,454)                  (1,695)
                                    ---------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (119,274,668)              (10,352,386)              (5,936,864)
                                    ---------------            --------------            -------------
 Net increase (decrease) in
  net assets                            (66,651,501)               (6,840,264)              (2,760,004)
NET ASSETS:
 Beginning of year                      509,823,416                54,062,540               26,172,768
                                    ---------------            --------------            -------------
 End of year                           $443,171,915               $47,222,276              $23,412,764
                                    ===============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                 HARTFORD
                                      GLOBAL BOND                BALANCED
                                    SECURITIES FUND              HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT (3)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,417,822                 $215,501
 Net realized gain (loss) on
  security transactions                   2,585,369                1,042,548
 Net realized gain on
  distributions                             219,614                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,920,482                  301,747
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,143,287                1,559,796
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,955,617                  499,991
 Net transfers                              634,331                1,105,415
 Surrenders for benefit
  payments and fees                     (14,521,117)              (2,783,778)
 Other transactions                             218                       (7)
 Death benefits                          (1,317,161)                (155,256)
 Net annuity transactions                      (718)                      --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,248,830)              (1,333,635)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                              4,894,457                  226,161
NET ASSETS:
 Beginning of year                      135,531,743               15,737,165
                                     --------------            -------------
 End of year                           $140,426,200              $15,963,326
                                     ==============            =============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD              HARTFORD
                                   TOTAL                CAPITAL              DIVIDEND
                                RETURN BOND          APPRECIATION           AND GROWTH
                                  HLS FUND             HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $19,361,507             $(155,234)          $3,871,463
 Net realized gain (loss) on
  security transactions            14,647,012            34,222,322           21,750,818
 Net realized gain on
  distributions                            --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       9,008,157            74,111,559           29,379,783
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       43,016,676           108,178,647           55,002,064
                               --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                          9,945,505            10,581,407            8,721,309
 Net transfers                     47,494,766           (33,295,122)         (17,032,543)
 Surrenders for benefit
  payments and fees               (79,917,265)          (71,776,834)         (48,881,368)
 Other transactions                     1,607                 2,255                  661
 Death benefits                    (9,490,840)           (7,470,113)          (5,315,429)
 Net annuity transactions              (5,695)               (6,832)              (4,600)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (31,971,922)         (101,965,239)         (62,511,970)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets                       11,044,754             6,213,408           (7,509,906)
NET ASSETS:
 Beginning of year                713,026,834           682,351,022          478,018,128
                               --------------       ---------------       --------------
 End of year                     $724,071,588          $688,564,430         $470,508,222
                               ==============       ===============       ==============

                                                                                  HARTFORD
                                      HARTFORD                HARTFORD          DISCIPLINED
                                  GLOBAL RESEARCH          GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND            HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,571)               $(18,239)              $8,092
 Net realized gain (loss) on
  security transactions                   29,671                  46,496            5,519,920
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            126,102                 352,666            9,204,522
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             151,202                 380,923           14,732,534
                                    ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                10,716                   3,318            1,065,433
 Net transfers                           571,849                 (55,297)          (4,946,605)
 Surrenders for benefit
  payments and fees                     (174,838)               (157,538)          (9,484,094)
 Other transactions                          130                     (57)                  37
 Death benefits                               --                      --           (1,012,156)
 Net annuity transactions                     --                      --                 (860)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      407,857                (209,574)         (14,378,245)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets                             559,059                 171,349              354,289
NET ASSETS:
 Beginning of year                       839,775               1,832,386           96,722,497
                                    ------------            ------------       --------------
 End of year                          $1,398,834              $2,003,735          $97,076,786
                                    ============            ============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD              GROWTH
                                   GROWTH           OPPORTUNITIES
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(246,916)         $(2,344,996)
 Net realized gain (loss) on
  security transactions             1,654,294           10,252,441
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,095,863           27,233,196
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,503,241           35,140,641
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            286,098            2,266,625
 Net transfers                     (5,461,262)         (13,871,979)
 Surrenders for benefit
  payments and fees                (2,365,699)         (14,078,360)
 Other transactions                    (1,549)               2,238
 Death benefits                      (276,085)          (1,422,439)
 Net annuity transactions                  --                 (604)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (7,818,497)         (27,104,519)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (4,315,256)           8,036,122
NET ASSETS:
 Beginning of year                 23,713,431          145,631,808
                                -------------       --------------
 End of year                      $19,398,175         $153,667,930
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                 HARTFORD            HARTFORD          INTERNATIONAL
                                HIGH YIELD             INDEX           OPPORTUNITIES
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $4,546,628            $273,259            $154,467
 Net realized gain (loss) on
  security transactions            3,111,981              69,602           1,112,163
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (503,368)            366,888           4,442,469
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       7,155,241             709,749           5,709,099
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         1,733,459          16,721,821           3,533,637
 Net transfers                     7,692,125           3,669,292          (1,653,525)
 Surrenders for benefit
  payments and fees               (7,098,237)           (269,598)         (2,763,179)
 Other transactions                      187               2,381                 103
 Death benefits                   (1,642,310)            (74,817)           (199,037)
 Net annuity transactions               (558)                 --                  --
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  684,666          20,049,079          (1,082,001)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       7,839,907          20,758,828           4,627,098
NET ASSETS:
 Beginning of year                56,995,080           1,004,133          30,784,421
                               -------------       -------------       -------------
 End of year                     $64,834,987         $21,762,961         $35,411,519
                               =============       =============       =============

                                      HARTFORD
                                    SMALL/MID CAP          HARTFORD                  HARTFORD
                                       EQUITY            MONEY MARKET              SMALL COMPANY
                                      HLS FUND             HLS FUND                  HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(105,324)         $(10,870,191)               $(204,593)
 Net realized gain (loss) on
  security transactions                   840,870                    10                1,213,224
 Net realized gain on
  distributions                         1,218,489                    --                      785
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (684,353)                   (1)                 683,947
                                    -------------       ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,269,682           (10,870,182)               1,693,363
                                    -------------       ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 72,806            13,310,099                  101,407
 Net transfers                            701,772           419,789,340               (1,648,028)
 Surrenders for benefit
  payments and fees                    (1,001,411)         (536,294,754)              (1,155,960)
 Other transactions                             7                  (523)                   1,152
 Death benefits                          (159,032)          (26,616,345)                 (91,581)
 Net annuity transactions                    (765)              168,759                       --
                                    -------------       ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (386,623)         (129,643,424)              (2,793,010)
                                    -------------       ---------------            -------------
 Net increase (decrease) in
  net assets                              883,059          (140,513,606)              (1,099,647)
NET ASSETS:
 Beginning of year                      9,734,637           712,778,718               12,786,646
                                    -------------       ---------------            -------------
 End of year                          $10,617,696          $572,265,112              $11,686,999
                                    =============       ===============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD                 HARTFORD
                                    SMALLCAP GROWTH              STOCK
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(184,883)                $53,590
 Net realized gain (loss) on
  security transactions                  1,139,516                 135,732
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              477,403                  58,698
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,432,036                 248,020
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  53,516                  12,527
 Net transfers                             551,560               3,155,198
 Surrenders for benefit
  payments and fees                     (1,298,867)               (561,585)
 Other transactions                             (1)                      1
 Death benefits                            (83,690)                (13,924)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (777,482)              2,592,217
                                     -------------            ------------
 Net increase (decrease) in
  net assets                               654,554               2,840,237
NET ASSETS:
 Beginning of year                      10,498,003               1,791,488
                                     -------------            ------------
 End of year                           $11,152,557              $4,631,725
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD
                                   U.S. GOVERNMENT         HARTFORD              AMERICAN FUNDS
                                      SECURITIES             VALUE              ASSET ALLOCATION
                                       HLS FUND            HLS FUND                 HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $593,387            $206,342                 $(45,265)
 Net realized gain (loss) on
  security transactions                    434,004           1,185,768                2,736,652
 Net realized gain on
  distributions                                 --                  --                  110,811
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (47,139)          2,123,282                4,088,981
                                    --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               980,252           3,515,392                6,891,179
                                    --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,902,881           2,387,638                  674,549
 Net transfers                           9,752,280            (347,421)                 232,735
 Surrenders for benefit
  payments and fees                    (11,143,196)         (2,543,361)              (7,113,824)
 Other transactions                            212                 566                       98
 Death benefits                         (1,612,170)           (210,820)              (1,107,101)
 Net annuity transactions                       --                  --                 (128,885)
                                    --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,099,993)           (713,398)              (7,442,428)
                                    --------------       -------------            -------------
 Net increase (decrease) in
  net assets                              (119,741)          2,801,994                 (551,249)
NET ASSETS:
 Beginning of year                      52,660,139          22,608,700               50,956,329
                                    --------------       -------------            -------------
 End of year                           $52,540,398         $25,410,694              $50,405,080
                                    ==============       =============            =============

                                   AMERICAN FUNDS
                                      BLUE CHIP
                                     INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                     BOND                  GLOBAL BOND
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(123,165)               $1,769,470                 $370,121
 Net realized gain (loss) on
  security transactions                 1,608,329                 3,721,737                1,050,596
 Net realized gain on
  distributions                           224,747                 3,563,889                  735,724
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,669,687                (3,570,703)                (625,936)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,379,598                 5,484,393                1,530,505
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,824,933                 1,810,191                  453,226
 Net transfers                          3,742,077                14,794,546               (3,099,872)
 Surrenders for benefit
  payments and fees                    (3,202,319)              (19,858,766)              (3,996,346)
 Other transactions                        10,907                    (7,224)                  (1,851)
 Death benefits                          (374,276)               (2,317,684)                (646,400)
 Net annuity transactions                      --                    (2,618)                      --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,001,322                (5,581,555)              (7,291,243)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            7,380,920                   (97,162)              (5,760,738)
NET ASSETS:
 Beginning of year                     26,643,384               160,472,941               39,651,417
                                    -------------            --------------            -------------
 End of year                          $34,024,304              $160,375,779              $33,890,679
                                    =============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                     GLOBAL GROWTH            AMERICAN FUNDS
                                       AND INCOME              GLOBAL GROWTH
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $583,449                $(169,779)
 Net realized gain (loss) on
  security transactions                   2,977,337                  937,565
 Net realized gain on
  distributions                               6,361                  275,158
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,824,323                3,659,310
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              9,391,470                4,702,254
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  919,690                  111,872
 Net transfers                           (5,090,334)              (2,325,690)
 Surrenders for benefit
  payments and fees                      (7,531,481)              (2,222,274)
 Other transactions                          (1,814)                     376
 Death benefits                            (901,964)                (200,083)
 Net annuity transactions                      (405)                (118,545)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,606,308)              (4,754,344)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (3,214,838)                 (52,090)
NET ASSETS:
 Beginning of year                       66,209,099               25,283,096
                                     --------------            -------------
 End of year                            $62,994,261              $25,231,006
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS
                                   CAPITALIZATION                GROWTH                GROWTH-INCOME
                                      HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(199,536)              $(3,432,093)                $(478,007)
 Net realized gain (loss) on
  security transactions                 2,172,894                15,545,177                 7,035,053
 Net realized gain on
  distributions                         4,078,039                   796,651                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             837,035                27,043,026                14,349,650
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,888,432                39,952,761                20,906,696
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                518,287                15,825,781                11,224,597
 Net transfers                         (4,616,780)              (13,998,223)               (5,110,505)
 Surrenders for benefit
  payments and fees                    (4,639,422)              (27,015,375)              (14,347,931)
 Other transactions                          (556)                    7,088                    15,952
 Death benefits                          (466,336)               (2,592,160)               (1,574,788)
 Net annuity transactions                    (912)                 (127,116)                 (128,554)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (9,205,719)              (27,900,005)               (9,921,229)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (2,317,287)               12,052,756                10,985,467
NET ASSETS:
 Beginning of year                     46,373,973               261,129,592               138,992,189
                                    -------------            --------------            --------------
 End of year                          $44,056,686              $273,182,348              $149,977,656
                                    =============            ==============            ==============

                                                                                     HARTFORD
                                    AMERICAN FUNDS           AMERICAN FUNDS         PORTFOLIO
                                    INTERNATIONAL               NEW WORLD          DIVERSIFIER
                                       HLS FUND                 HLS FUND             HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $68,117                 $(32,977)           $(481,702)
 Net realized gain (loss) on
  security transactions                  3,218,502                1,841,497             (136,633)
 Net realized gain on
  distributions                                 --                2,390,192                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,074,383                2,280,785           (6,898,674)
                                    --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            26,361,002                6,479,497           (7,517,009)
                                    --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               6,453,248                  645,946          120,473,808
 Net transfers                          (2,455,503)              (2,176,597)          55,136,155
 Surrenders for benefit
  payments and fees                    (15,836,075)              (4,818,867)          (2,359,641)
 Other transactions                          2,433                     (315)               9,308
 Death benefits                         (1,664,377)                (428,452)            (391,440)
 Net annuity transactions                   (1,768)                      --                   --
                                    --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,502,042)              (6,778,285)         172,868,190
                                    --------------            -------------       --------------
 Net increase (decrease) in
  net assets                            12,858,960                 (298,788)         165,351,181
NET ASSETS:
 Beginning of year                     170,641,799               44,694,896           37,732,732
                                    --------------            -------------       --------------
 End of year                          $183,500,759              $44,396,108         $203,083,913
                                    ==============            =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              LORD ABBETT
                                     LORD ABBETT              CALIBRATED
                                     FUNDAMENTAL               DIVIDEND
                                     EQUITY FUND              GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(13,233)                $210,510
 Net realized gain (loss) on
  security transactions                     6,955                  654,635
 Net realized gain on
  distributions                           141,873                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             282,212                  734,087
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              417,807                1,599,232
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              5,765,077                  182,844
 Net transfers                            980,069               (1,163,289)
 Surrenders for benefit
  payments and fees                      (139,834)              (1,059,251)
 Other transactions                             5                        1
 Death benefits                          (396,696)                (271,533)
 Net annuity transactions                      --                     (622)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     6,208,621               (2,311,850)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            6,626,428                 (712,618)
NET ASSETS:
 Beginning of year                      3,236,300               15,527,711
                                     ------------            -------------
 End of year                           $9,862,728              $14,815,093
                                     ============            =============

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT         LORD ABBETT
                                   BOND DEBENTURE        GROWTH AND           MFS CORE
                                        FUND             INCOME FUND        EQUITY SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $3,082,508            $(65,003)          $(168,841)
 Net realized gain (loss) on
  security transactions                 3,130,925             372,621            (177,375)
 Net realized gain on
  distributions                           979,179                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             982,460             988,895           2,802,424
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,175,072           1,296,513           2,456,208
                                    -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              1,271,353             212,642             221,744
 Net transfers                          2,764,878             129,068             154,044
 Surrenders for benefit
  payments and fees                    (9,563,809)         (1,310,782)         (3,085,008)
 Other transactions                           432                  84                (173)
 Death benefits                        (1,577,406)           (183,720)           (372,112)
 Net annuity transactions                      --                  --                (263)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,104,552)         (1,152,708)         (3,081,768)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets                            1,070,520             143,805            (625,560)
NET ASSETS:
 Beginning of year                     77,751,139          12,721,930          18,202,605
                                    -------------       -------------       -------------
 End of year                          $78,821,659         $12,865,735         $17,577,045
                                    =============       =============       =============


                                 MFS GROWTH          MFS GLOBAL            MFS HIGH
                                   SERIES           EQUITY SERIES       INCOME SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,199,278)          $(181,602)         $12,755,149
 Net realized gain (loss) on
  security transactions             5,852,204           1,541,442             (813,356)
 Net realized gain on
  distributions                            --             473,105                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,388,622           2,329,244           13,522,798
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,041,548           4,162,189           25,464,591
                               --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            845,789             113,969            1,485,603
 Net transfers                     12,811,556           1,952,166           15,264,860
 Surrenders for benefit
  payments and fees               (11,114,254)         (3,183,412)         (38,276,555)
 Other transactions                    17,393                (488)              (2,312)
 Death benefits                    (1,024,557)           (268,990)          (4,319,954)
 Net annuity transactions             (10,380)              4,355               50,565
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,525,547          (1,382,400)         (25,797,793)
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets                       10,567,095           2,779,789             (333,202)
NET ASSETS:
 Beginning of year                 59,135,987          20,438,283          218,275,129
                               --------------       -------------       --------------
 End of year                      $69,703,082         $23,218,072         $217,941,927
                               ==============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                MFS INVESTORS
                                    GROWTH           MFS INVESTORS
                                 STOCK SERIES         TRUST SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(654,704)         $(2,604,925)
 Net realized gain (loss) on
  security transactions              2,585,448           16,997,734
 Net realized gain on
  distributions                      2,267,209                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,876,953           30,103,230
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         7,074,906           44,496,039
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             193,379            1,836,074
 Net transfers                      (3,725,598)         (16,058,883)
 Surrenders for benefit
  payments and fees                 (7,859,295)         (47,711,604)
 Other transactions                      7,758                2,469
 Death benefits                       (680,140)          (4,698,617)
 Net annuity transactions              (22,434)              (5,823)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (12,086,330)         (66,636,384)
                                --------------       --------------
 Net increase (decrease) in
  net assets                        (5,011,424)         (22,140,345)
NET ASSETS:
 Beginning of year                  49,603,781          284,383,098
                                --------------       --------------
 End of year                       $44,592,357         $262,242,753
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS MID CAP                 MFS NEW              MFS TOTAL
                               GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,150,510)              $(3,762,390)           $8,216,893
 Net realized gain (loss) on
  security transactions            (2,219,505)                6,850,637             6,096,123
 Net realized gain on
  distributions                            --                17,831,089                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      11,877,793                13,450,252            63,911,508
                               --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,507,778                34,369,588            78,224,524
                               --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            420,795                 1,918,090             4,399,784
 Net transfers                     (3,239,585)              (23,721,934)          (12,455,465)
 Surrenders for benefit
  payments and fees               (11,217,528)              (34,842,711)         (141,777,222)
 Other transactions                    (3,468)                   (8,782)               (1,075)
 Death benefits                      (845,024)               (2,714,167)          (16,653,911)
 Net annuity transactions              20,561                   (25,816)               93,459
                               --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (14,864,249)              (59,395,320)         (166,394,430)
                               --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                       (6,356,471)              (25,025,732)          (88,169,906)
NET ASSETS:
 Beginning of year                 63,849,051               209,863,266           898,521,008
                               --------------            --------------       ---------------
 End of year                      $57,492,580              $184,837,534          $810,351,102
                               ==============            ==============       ===============

                                 MFS VALUE           MFS RESEARCH             MFS RESEARCH
                                   SERIES            BOND SERIES          INTERNATIONAL SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(199,033)          $3,863,305                 $265,725
 Net realized gain (loss) on
  security transactions            12,178,999           10,731,434               (2,793,757)
 Net realized gain on
  distributions                     2,560,572            2,353,419                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      32,127,727            1,806,784                8,605,544
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       46,668,265           18,754,942                6,077,512
                               --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                         11,450,755            5,578,270                  177,077
 Net transfers                    (15,074,098)          67,662,758                 (850,427)
 Surrenders for benefit
  payments and fees               (47,382,480)         (58,675,746)              (7,328,689)
 Other transactions                    (2,696)                 198                      297
 Death benefits                    (4,656,891)          (5,920,134)                (688,423)
 Net annuity transactions             (38,627)             (10,295)                   1,740
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (55,704,037)           8,635,051               (8,688,425)
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets                       (9,035,772)          27,389,993               (2,610,913)
NET ASSETS:
 Beginning of year                342,014,550          336,634,052               44,693,626
                               --------------       --------------            -------------
 End of year                     $332,978,778         $364,024,045              $42,082,713
                               ==============       ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               BLACKROCK
                                     MFS RESEARCH                GLOBAL
                                        SERIES            ALLOCATION V.I. FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(198,986)                $20,300
 Net realized gain (loss) on
  security transactions                  1,544,012                  (5,645)
 Net realized gain on
  distributions                                 --                   8,266
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,674,912                  59,130
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,019,938                  82,051
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 208,945               1,895,434
 Net transfers                           3,693,178                  98,113
 Surrenders for benefit
  payments and fees                     (6,438,311)               (126,328)
 Other transactions                            142                     195
 Death benefits                           (571,561)                     --
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,107,607)              1,867,414
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             1,912,331               1,949,465
NET ASSETS:
 Beginning of year                      33,533,133                 586,773
                                     -------------            ------------
 End of year                           $35,445,464              $2,536,238
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        BLACKROCK                 BLACKROCK               BLACKROCK
                                         GLOBAL                   LARGE CAP                 EQUITY
                                 OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND       DIVIDEND V.I. FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(4,033)                   $(8,227)                $83,105
 Net realized gain (loss) on
  security transactions                     64,490                     88,563                  36,771
 Net realized gain on
  distributions                                 --                     71,628                   6,625
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (10,815)                    (5,614)                300,859
                                       -----------               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                49,642                    146,350                 427,360
                                       -----------               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      --                      6,245               4,979,685
 Net transfers                             (26,072)                   (77,058)              1,038,604
 Surrenders for benefit
  payments and fees                       (104,938)                  (234,358)               (113,683)
 Other transactions                             --                          1                   7,435
 Death benefits                            (21,943)                    (7,390)                     --
 Net annuity transactions                       --                         --                      --
                                       -----------               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (152,953)                  (312,560)              5,912,041
                                       -----------               ------------            ------------
 Net increase (decrease) in
  net assets                              (103,311)                  (166,210)              6,339,401
NET ASSETS:
 Beginning of year                         448,267                  1,147,597               1,728,069
                                       -----------               ------------            ------------
 End of year                              $344,956                   $981,387              $8,067,470
                                       ===========               ============            ============

                                                           INVESCO
                                UIF MID CAP            VAN KAMPEN V.I.          MORGAN STANLEY
                                  GROWTH                  AMERICAN               FOCUS GROWTH
                                 PORTFOLIO               VALUE FUND               PORTFOLIO
                                SUB-ACCOUNT            SUB-ACCOUNT (5)           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(373,542)               $(131,457)               $(17,863)
 Net realized gain (loss) on
  security transactions            2,142,830                1,554,648                  50,261
 Net realized gain on
  distributions                    3,040,384                       --                  40,520
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (3,089,008)               1,004,710                  37,741
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,720,664                2,427,901                 110,659
                               -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           134,144                   84,547                     500
 Net transfers                    (2,694,837)                (795,968)                  3,115
 Surrenders for benefit
  payments and fees               (3,006,996)              (1,944,806)               (322,943)
 Other transactions                     (221)                     (33)                     14
 Death benefits                     (287,978)                (155,329)                     --
 Net annuity transactions                 --                       --                      --
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,855,888)              (2,811,589)               (319,314)
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets                      (4,135,224)                (383,688)               (208,655)
NET ASSETS:
 Beginning of year                26,367,296               16,021,119               1,077,590
                               -------------            -------------            ------------
 End of year                     $22,232,072              $15,637,431                $868,935
                               =============            =============            ============

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MORGAN STANLEY         MORGAN STANLEY
                                      MULTI CAP                MID CAP
                                        GROWTH                 GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(40,144)              $(13,103)
 Net realized gain (loss) on
  security transactions                   171,682                 22,148
 Net realized gain on
  distributions                           154,113                 68,884
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (48,855)               (34,906)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              236,796                 43,023
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 28,021                     --
 Net transfers                            (88,834)               (27,720)
 Surrenders for benefit
  payments and fees                      (355,002)              (242,376)
 Other transactions                           101                      2
 Death benefits                           (65,821)                    --
 Net annuity transactions                      --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (481,535)              (270,094)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                             (244,739)              (227,071)
NET ASSETS:
 Beginning of year                      2,416,988                863,063
                                     ------------            -----------
 End of year                           $2,172,249               $635,992
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       OPPENHEIMER
                                   MORGAN STANLEY              BLACKROCK                 CAPITAL
                                  FLEXIBLE INCOME               CAPITAL                APPRECIATION
                                     PORTFOLIO          APPRECIATION V.I. FUND           FUND/VA
                                    SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $46,161                  $(2,510)                 $(36,165)
 Net realized gain (loss) on
  security transactions                  (15,798)                  33,004                   183,224
 Net realized gain on
  distributions                               --                   88,077                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             68,453                  184,523                   169,969
                                    ------------             ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              98,816                  303,094                   317,028
                                    ------------             ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                    --                4,462,043                     2,574
 Net transfers                           145,246                1,002,315                   (39,360)
 Surrenders for benefit
  payments and fees                      (65,617)                (104,595)                 (398,174)
 Other transactions                           --                    4,052                        (2)
 Death benefits                          (12,699)                      --                   (16,608)
 Net annuity transactions                     --                       --                        --
                                    ------------             ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       66,930                5,363,815                  (451,570)
                                    ------------             ------------              ------------
 Net increase (decrease) in
  net assets                             165,746                5,666,909                  (134,542)
NET ASSETS:
 Beginning of year                       869,813                1,520,195                 2,625,631
                                    ------------             ------------              ------------
 End of year                          $1,035,559               $7,187,104                $2,491,089
                                    ============             ============              ============

                                                                                      OPPENHEIMER
                                     OPPENHEIMER             OPPENHEIMER              MAIN STREET
                                  GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                 FUND/VA                  FUND/VA
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $117,309                $(36,759)               $(363,257)
 Net realized gain (loss) on
  security transactions                 1,344,272                 340,460                3,051,172
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,321,150                 219,787                1,440,101
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,782,731                 523,488                4,128,016
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                208,667                   5,356                  186,605
 Net transfers                         (3,286,983)                285,878               (1,450,269)
 Surrenders for benefit
  payments and fees                    (2,606,056)               (394,634)              (3,370,337)
 Other transactions                          (638)                  1,596                     (146)
 Death benefits                          (293,786)                (51,849)                (294,380)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,978,796)               (153,653)              (4,928,527)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           (1,196,065)                369,835                 (800,511)
NET ASSETS:
 Beginning of year                     28,503,955               3,355,752               28,677,185
                                    -------------            ------------            -------------
 End of year                          $27,307,890              $3,725,587              $27,876,674
                                    =============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     OPPENHEIMER          PUTNAM VT
                                        VALUE            DIVERSIFIED
                                       FUND/VA           INCOME FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,382)          $3,694,905
 Net realized gain (loss) on
  security transactions                    47,085              671,999
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             125,339            4,164,855
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              164,042            8,531,759
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  7,516              683,723
 Net transfers                             61,100            7,375,659
 Surrenders for benefit
  payments and fees                      (204,440)         (11,755,395)
 Other transactions                            --                 (102)
 Death benefits                                --           (1,114,062)
 Net annuity transactions                      --                   --
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (135,824)          (4,810,177)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                               28,218            3,721,582
NET ASSETS:
 Beginning of year                      1,541,212           87,183,520
                                     ------------       --------------
 End of year                           $1,569,430          $90,905,102
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT               PUTNAM VT
                                    GLOBAL ASSET           INTERNATIONAL           INTERNATIONAL
                                  ALLOCATION FUND            VALUE FUND             EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(68,178)                $18,821                  $6,524
 Net realized gain (loss) on
  security transactions                  222,455                 (13,391)                (24,449)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            757,290                 195,889                 249,025
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             911,567                 201,319                 231,100
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                51,701                   1,090                  21,888
 Net transfers                         1,392,253                 166,709                 (40,937)
 Surrenders for benefit
  payments and fees                     (927,505)               (301,959)               (131,096)
 Other transactions                          (47)                    (59)                    117
 Death benefits                          (21,715)                     --                 (27,594)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      494,687                (134,219)               (177,622)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,406,254                  67,100                  53,478
NET ASSETS:
 Beginning of year                     7,120,025               1,238,367               1,250,369
                                    ------------            ------------            ------------
 End of year                          $8,526,279              $1,305,467              $1,303,847
                                    ============            ============            ============

                                                           PUTNAM VT
                                    PUTNAM VT              SMALL CAP               PUTNAM VT
                                  INVESTORS FUND           VALUE FUND             VOYAGER FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $486                $(33,601)               $(36,476)
 Net realized gain (loss) on
  security transactions                     (8)                303,233                   5,405
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,778                  74,338                 320,814
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,256                 343,970                 289,743
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              96,715                  21,641               4,014,186
 Net transfers                         (47,412)               (590,302)              1,612,656
 Surrenders for benefit
  payments and fees                       (665)               (333,338)               (149,658)
 Other transactions                         27                    (118)                    482
 Death benefits                             --                  (5,849)                (52,075)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     48,665                (907,966)              5,425,591
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            58,921                (563,996)              5,715,334
NET ASSETS:
 Beginning of year                      70,658               2,799,023               2,079,361
                                    ----------            ------------            ------------
 End of year                          $129,579              $2,235,027              $7,794,695
                                    ==========            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      PUTNAM VT                 PIMCO
                                        EQUITY                ALL ASSET
                                     INCOME FUND                 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $13,933                 $51,602
 Net realized gain (loss) on
  security transactions                    17,973                   2,653
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             143,541                  66,157
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              175,447                 120,412
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                140,184               1,140,158
 Net transfers                            118,637                  82,659
 Surrenders for benefit
  payments and fees                       (40,336)                (28,016)
 Other transactions                          (126)                    148
 Death benefits                           (31,279)                     --
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       187,080               1,194,949
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              362,527               1,315,361
NET ASSETS:
 Beginning of year                        883,394                 311,615
                                     ------------            ------------
 End of year                           $1,245,921              $1,626,976
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              PIMCO
                                       PIMCO                  GLOBAL            JENNISON 20/20
                                   EQS PATHFINDER          MULTI-ASSET              FOCUS
                                        FUND                   FUND               PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $10,180               $11,704               $(9,628)
 Net realized gain (loss) on
  security transactions                   16,642                  (213)               33,800
 Net realized gain on
  distributions                               --                 2,886                19,198
 Net unrealized appreciation
  (depreciation) of
  investments during the year            210,327                15,863                (6,142)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             237,149                30,240                37,228
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             3,926,814               408,381                    84
 Net transfers                           901,038                38,711               (72,791)
 Surrenders for benefit
  payments and fees                      (92,377)               (4,757)               (4,427)
 Other transactions                           81                    (5)                   --
 Death benefits                               --                    --               (13,523)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,735,556               442,330               (90,657)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           4,972,705               472,570               (53,429)
NET ASSETS:
 Beginning of year                     1,276,923               264,759               512,677
                                    ------------            ----------            ----------
 End of year                          $6,249,628              $737,329              $459,248
                                    ============            ==========            ==========

                                                                              PRUDENTIAL
                                                         PRUDENTIAL             SERIES
                                    JENNISON               VALUE             INTERNATIONAL
                                    PORTFOLIO            PORTFOLIO              GROWTH
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(959)              $(4,030)               $(713)
 Net realized gain (loss) on
  security transactions                   122                  (303)                 (54)
 Net realized gain on
  distributions                            --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,991                38,348                6,418
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,154                34,015                5,651
                                    ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                    84                   --
 Net transfers                             --                    --                   --
 Surrenders for benefit
  payments and fees                        (2)               (3,008)                  (1)
 Other transactions                        --                    (1)                  --
 Death benefits                            --                    --                   --
 Net annuity transactions                  --                    --                   --
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (2)               (2,925)                  (1)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets                            5,152                31,090                5,650
NET ASSETS:
 Beginning of year                     39,005               284,514               29,418
                                    ---------            ----------            ---------
 End of year                          $44,157              $315,604              $35,068
                                    =========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.              INVESCO
                                       GROWTH AND            VAN KAMPEN V.I.
                                      INCOME FUND             COMSTOCK FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $41,522                 $(6,966)
 Net realized gain (loss) on
  security transactions                   2,144,562                 (83,623)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,631,867                 509,055
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,817,951                 418,466
                                     --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  250,548                   6,902
 Net transfers                           (4,353,405)               (156,746)
 Surrenders for benefit
  payments and fees                      (5,592,311)               (340,443)
 Other transactions                          (1,415)                      3
 Death benefits                            (783,754)                (12,748)
 Net annuity transactions                        --                      --
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,480,337)               (503,032)
                                     --------------            ------------
 Net increase (decrease) in
  net assets                             (4,662,386)                (84,566)
NET ASSETS:
 Beginning of year                       49,253,592               2,715,455
                                     --------------            ------------
 End of year                            $44,591,206              $2,630,889
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                   INVESCO                WELLS FARGO             WELLS FARGO
                                   VAN KAMPEN V.I.           VAN KAMPEN V.I.           ADVANTAGE VT            ADVANTAGE VT
                                       AMERICAN                  MID CAP                INDEX ASSET            TOTAL RETURN
                                    FRANCHISE FUND             GROWTH FUND            ALLOCATION FUND            BOND FUND
                                  SUB-ACCOUNT (6)(7)        SUB-ACCOUNT (8)(9)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,332,323)                $(228,296)               $(5,462)                $(23,069)
 Net realized gain (loss) on
  security transactions                  5,870,041                   650,583                 22,141                   75,118
 Net realized gain on
  distributions                                 --                     2,698                     --                  110,670
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,068,865                   842,432                 78,041                   76,152
                                    --------------            --------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,606,583                 1,267,417                 94,720                  238,871
                                    --------------            --------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 635,123                   195,441                  4,511                   23,421
 Net transfers                          (6,024,823)              (16,984,479)               162,708                  763,230
 Surrenders for benefit
  payments and fees                    (12,084,218)               (1,533,351)              (337,656)              (1,177,557)
 Other transactions                          2,655                    (4,322)                     2                      336
 Death benefits                         (1,144,224)                  (50,400)                    --                 (314,610)
 Net annuity transactions                   66,013                     4,356                     --                       --
                                    --------------            --------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (18,549,474)              (18,372,755)              (170,435)                (705,180)
                                    --------------            --------------            -----------            -------------
 Net increase (decrease) in
  net assets                           (11,942,891)              (17,105,338)               (75,715)                (466,309)
NET ASSETS:
 Beginning of year                      74,784,968                25,373,606                893,823                5,917,870
                                    --------------            --------------            -----------            -------------
 End of year                           $62,842,077                $8,268,268               $818,108               $5,451,561
                                    ==============            ==============            ===========            =============

                                    WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                     INTRINSIC             INTERNATIONAL             SMALL CAP
                                     VALUE FUND             EQUITY FUND             GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,181)                $(6,418)               $(43,157)
 Net realized gain (loss) on
  security transactions                  (71,542)                  3,278                   2,603
 Net realized gain on
  distributions                               --                  89,016                 111,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year            509,816                  50,968                  78,511
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             427,093                 136,844                 149,952
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                17,865                  10,558                   7,110
 Net transfers                          (174,634)                 92,613                 (79,934)
 Surrenders for benefit
  payments and fees                     (434,948)               (331,537)               (387,040)
 Other transactions                            5                      --                       4
 Death benefits                          (39,076)                (21,796)                (19,873)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (630,788)               (250,162)               (479,733)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (203,695)               (113,318)               (329,781)
NET ASSETS:
 Beginning of year                     2,681,276               1,386,842               2,489,270
                                    ------------            ------------            ------------
 End of year                          $2,477,581              $1,273,524              $2,159,489
                                    ============            ============            ============

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8)  Funded as of April 27, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             WELLS FARGO
                                     WELLS FARGO            ADVANTAGE VT           WELLS FARGO
                                     ADVANTAGE VT             SMALL CAP            ADVANTAGE VT
                                    DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(33,628)               $(4,153)              $(5,588)
 Net realized gain (loss) on
  security transactions                   134,475               (109,494)                3,716
 Net realized gain on
  distributions                                --                     --                   120
 Net unrealized appreciation
  (depreciation) of
  investments during the year             139,894                141,645                46,483
                                     ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              240,741                 27,998                44,731
                                     ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     --                     --                    --
 Net transfers                              6,949                 26,977               (37,581)
 Surrenders for benefit
  payments and fees                      (185,352)              (201,448)               (8,095)
 Other transactions                            (2)                  (101)                    1
 Death benefits                           (45,092)               (10,556)                   --
 Net annuity transactions                      --                     --                    --
                                     ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (223,497)              (185,128)              (45,675)
                                     ------------            -----------            ----------
 Net increase (decrease) in
  net assets                               17,244               (157,130)                 (944)
NET ASSETS:
 Beginning of year                      1,601,116                436,787               352,314
                                     ------------            -----------            ----------
 End of year                           $1,618,360               $279,657              $351,370
                                     ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND               GROWTH FUND
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (B)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,983                   $ --
 Net realized gain (loss) on
  security transactions                      1,134                     --
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               49,112                     (3)
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                                53,229                     (3)
                                      ------------                -------
UNIT TRANSACTIONS:
 Purchases                                 945,396                  1,000
 Net transfers                             232,514                     --
 Surrenders for benefit
  payments and fees                         (7,018)                    --
 Other transactions                            399                      7
 Death benefits                                 --                     --
 Net annuity transactions                       --                     --
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,171,291                  1,007
                                      ------------                -------
 Net increase (decrease) in
  net assets                             1,224,520                  1,004
NET ASSETS:
 Beginning of year                              --                     --
                                      ------------                -------
 End of year                            $1,224,520                 $1,004
                                      ============                =======

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $205,930                   $925,054                  $(228,117)
 Net realized gain (loss) on
  security transactions                    441,944                    (69,227)                   355,468
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,034,707)                (9,074,106)                (1,966,440)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,386,833)                (8,218,279)                (1,839,089)
                                     -------------              -------------              -------------
UNIT TRANSACTIONS:
 Purchases                               1,387,462                    405,982                    757,929
 Net transfers                             974,291                  3,829,518                 (3,190,768)
 Surrenders for benefit
  payments and fees                     (3,401,291)                (2,153,638)                (1,220,151)
 Other transactions                             80                        938                        (67)
 Death benefits                           (727,792)                  (394,527)                   (90,725)
 Net annuity transactions                       --                         --                         --
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,767,250)                 1,688,273                 (3,743,782)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets                            (3,154,083)                (6,530,006)                (5,582,871)
NET ASSETS:
 Beginning of year                      34,349,623                 40,067,814                 21,610,686
                                     -------------              -------------              -------------
 End of year                           $31,195,540                $33,537,808                $16,027,815
                                     =============              =============              =============

                                                           ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                ALLIANCEBERNSTEIN VPS          INTERNATIONAL         BASIC VALUE
                                   VALUE PORTFOLIO           GROWTH PORTFOLIO            FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,128)                  $112,249             $(985,722)
 Net realized gain (loss) on
  security transactions                    15,248                     91,554            (4,970,512)
 Net realized gain on
  distributions                                --                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (49,586)                (1,969,717)            1,574,355
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (39,466)                (1,765,914)           (4,381,879)
                                     ------------              -------------        --------------
UNIT TRANSACTIONS:
 Purchases                                  9,132                     82,797               536,064
 Net transfers                            258,362                   (261,242)           (8,626,555)
 Surrenders for benefit
  payments and fees                      (104,596)                  (457,842)          (15,537,211)
 Other transactions                            --                       (157)                 (211)
 Death benefits                                --                     (9,055)           (1,514,558)
 Net annuity transactions                      --                    123,475               (16,772)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       162,898                   (522,024)          (25,159,243)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets                              123,432                 (2,287,938)          (29,541,122)
NET ASSETS:
 Beginning of year                      1,250,549                 10,584,364           107,250,371
                                     ------------              -------------        --------------
 End of year                           $1,373,981                 $8,296,426           $77,709,249
                                     ============              =============        ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.         INVESCO V.I.
                                        CAPITAL                CORE
                                   APPRECIATION FUND       EQUITY FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(804,190)         $(2,004,876)
 Net realized gain (loss) on
  security transactions                     171,174            6,423,564
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,537,979)          (6,376,719)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,170,995)          (1,958,031)
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  242,835            1,755,901
 Net transfers                           (1,532,555)         (14,586,290)
 Surrenders for benefit
  payments and fees                      (8,422,753)         (29,960,130)
 Other transactions                             216                 (273)
 Death benefits                            (695,459)          (3,071,985)
 Net annuity transactions                   (19,115)             (30,895)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,426,831)         (45,893,672)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                            (14,597,826)         (47,851,703)
NET ASSETS:
 Beginning of year                       52,753,498          221,049,165
                                     --------------       --------------
 End of year                            $38,155,672         $173,197,462
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                INVESCO V.I.               INVESCO V.I.         INVESCO V.I.
                                 GOVERNMENT               INTERNATIONAL         MID CAP CORE
                               SECURITIES FUND             GROWTH FUND          EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT (C)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $12,143,323                  $(453,562)         $(3,726,396)
 Net realized gain (loss) on
  security transactions             1,226,834                 (2,095,686)           1,640,201
 Net realized gain on
  distributions                            --                         --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      25,910,095                (13,841,984)         (16,722,959)
                               --------------             --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       39,280,252                (16,391,232)         (18,809,154)
                               --------------             --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          4,893,447                  4,261,890            1,738,757
 Net transfers                     (5,270,198)                 1,509,019           (2,823,979)
 Surrenders for benefit
  payments and fees              (112,457,886)               (22,490,404)         (39,006,157)
 Other transactions                     4,302                      3,551                1,722
 Death benefits                   (13,787,045)                (2,898,257)          (2,932,521)
 Net annuity transactions             (85,662)                   (18,499)               7,290
                               --------------             --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (126,703,042)               (19,632,700)         (43,014,888)
                               --------------             --------------       --------------
 Net increase (decrease) in
  net assets                      (87,422,790)               (36,023,932)         (61,824,042)
NET ASSETS:
 Beginning of year                717,515,209                220,789,936          264,180,937
                               --------------             --------------       --------------
 End of year                     $630,092,419               $184,766,004         $202,356,895
                               ==============             ==============       ==============

                                                                                  INVESCO V.I.
                                INVESCO V.I.             INVESCO V.I.             BALANCED RISK
                                 SMALL CAP                  CAPITAL                ALLOCATION
                                EQUITY FUND            DEVELOPMENT FUND               FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,546,426)               $(630,063)                $232,175
 Net realized gain (loss) on
  security transactions               651,002               (1,537,025)                 250,439
 Net realized gain on
  distributions                            --                       --                1,641,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,813,077)              (2,841,893)              (1,286,082)
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (4,708,501)              (5,008,981)                 838,111
                               --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          2,169,275                  388,316                  478,680
 Net transfers                      6,438,512               26,192,426                3,034,480
 Surrenders for benefit
  payments and fees               (19,854,465)              (6,025,473)              (1,407,424)
 Other transactions                     2,767                     (429)                     142
 Death benefits                    (2,084,706)                (416,604)                      --
 Net annuity transactions              35,145                       --                       --
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,293,472)              20,138,236                2,105,878
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (18,001,973)              15,129,255                2,943,989
NET ASSETS:
 Beginning of year                147,413,717               10,244,351               14,033,562
                               --------------            -------------            -------------
 End of year                     $129,411,744              $25,373,606              $16,977,551
                               ==============            =============            =============

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.         AMERICAN CENTURY VP
                                       DIVIDEND                 MID CAP
                                     GROWTH FUND               VALUE FUND
                                  SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $603                      $68
 Net realized gain (loss) on
  security transactions                  (15,621)                     166
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11,299                    4,915
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (3,719)                   5,149
                                      ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                    --                   96,188
 Net transfers                            14,662                     (473)
 Surrenders for benefit
  payments and fees                      (47,783)                      --
 Other transactions                           --                        2
 Death benefits                               --                       --
 Net annuity transactions                     --                       --
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (33,121)                  95,717
                                      ----------               ----------
 Net increase (decrease) in
  net assets                             (36,840)                 100,866
NET ASSETS:
 Beginning of year                       192,139                       --
                                      ----------               ----------
 End of year                            $155,299                 $100,866
                                      ==========               ==========

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL             AMERICAN FUNDS
                                        GLOBAL             GROWTH AND               ASSET
                                      BOND FUND            INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,936,092            $4,634,855               $984,855
 Net realized gain (loss) on
  security transactions                  1,271,213           (15,205,296)            16,337,882
 Net realized gain on
  distributions                          1,536,506                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,471,131           (20,814,871)           (19,569,934)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,214,942           (31,385,312)            (2,247,197)
                                    --------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               2,268,712             3,236,679              5,113,601
 Net transfers                          31,558,425           (23,889,508)           (23,764,725)
 Surrenders for benefit
  payments and fees                    (44,348,619)          (59,143,963)          (160,235,474)
 Other transactions                         (2,866)               23,946                 16,229
 Death benefits                         (4,176,843)           (7,531,899)           (22,184,529)
 Net annuity transactions                    7,923               (34,716)               190,581
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,693,268)          (87,339,461)          (200,864,317)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets                            (7,478,326)         (118,724,773)          (203,111,514)
NET ASSETS:
 Beginning of year                     297,836,946           553,565,519          1,263,710,519
                                    --------------       ---------------       ----------------
 End of year                          $290,358,620          $434,840,746         $1,060,599,005
                                    ==============       ===============       ================

                                    AMERICAN FUNDS
                                       BLUE CHIP                                 AMERICAN FUNDS
                                      INCOME AND           AMERICAN FUNDS            GLOBAL
                                      GROWTH FUND            BOND FUND             GROWTH FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(555,019)           $12,397,385           $(2,163,287)
 Net realized gain (loss) on
  security transactions                     404,068                (21,090)           14,868,690
 Net realized gain on
  distributions                                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (17,177,849)            31,346,797           (58,900,899)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (17,328,800)            43,723,092           (46,195,496)
                                    ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                4,279,184              6,752,348             2,320,360
 Net transfers                          (25,839,916)           (24,043,236)          (23,414,585)
 Surrenders for benefit
  payments and fees                     (94,604,325)          (156,560,878)          (63,000,156)
 Other transactions                           6,376                  2,582                11,215
 Death benefits                         (11,942,408)           (21,064,905)           (6,448,646)
 Net annuity transactions                   (58,788)                99,751               (45,192)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (128,159,877)          (194,814,338)          (90,577,004)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                           (145,488,677)          (151,091,246)         (136,772,500)
NET ASSETS:
 Beginning of year                      767,672,843          1,132,938,306           521,075,931
                                    ---------------       ----------------       ---------------
 End of year                           $622,184,166           $981,847,060          $384,303,431
                                    ===============       ================       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                 AMERICAN FUNDS              AMERICAN FUNDS
                                  GROWTH FUND              GROWTH-INCOME FUND
                                  SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(29,659,083)                $(6,070,125)
 Net realized gain (loss) on
  security transactions               23,086,451                 (14,267,195)
 Net realized gain on
  distributions                               --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (127,214,556)                (60,410,497)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (133,787,188)                (80,747,817)
                                ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                            14,959,586                  16,129,282
 Net transfers                      (133,628,541)               (101,660,498)
 Surrenders for benefit
  payments and fees                 (346,371,261)               (317,149,817)
 Other transactions                       (4,810)                     30,830
 Death benefits                      (37,043,744)                (46,060,532)
 Net annuity transactions                  1,698                      89,988
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (502,087,072)               (448,620,747)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets                        (635,874,260)               (529,368,564)
NET ASSETS:
 Beginning of year                 2,782,581,930               2,698,200,188
                                ----------------            ----------------
 End of year                      $2,146,707,670              $2,168,831,624
                                ================            ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS             AMERICAN FUNDS              GLOBAL SMALL
                                  INTERNATIONAL FUND           NEW WORLD FUND           CAPITALIZATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(545,590)                 $(683,733)               $(1,446,581)
 Net realized gain (loss) on
  security transactions                   5,041,321                 12,984,227                  5,823,383
 Net realized gain on
  distributions                                  --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,400,406)               (72,315,464)               (72,665,172)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (108,904,675)               (60,014,970)               (68,288,370)
                                    ---------------            ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                4,358,794                  2,316,512                  2,002,350
 Net transfers                          (22,190,695)               (38,757,562)               (37,867,961)
 Surrenders for benefit
  payments and fees                     (95,067,513)               (53,838,101)               (47,596,729)
 Other transactions                         (16,464)                    (9,714)                    11,118
 Death benefits                          (9,991,168)                (4,329,005)                (3,154,046)
 Net annuity transactions                   (21,857)                    (2,609)                   (31,993)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (122,928,903)               (94,620,479)               (86,637,261)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets                           (231,833,578)              (154,635,449)              (154,925,631)
NET ASSETS:
 Beginning of year                      816,732,756                457,449,652                404,601,423
                                    ---------------            ---------------            ---------------
 End of year                           $584,899,178               $302,814,203               $249,675,792
                                    ===============            ===============            ===============

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH           CONTRAFUND
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,306)              $(128,099)          $(718,559)
 Net realized gain (loss) on
  security transactions                   75,177                  40,261           2,237,970
 Net realized gain on
  distributions                           15,894                  26,040                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,767)               (301,013)         (5,486,698)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (123,002)               (362,811)         (3,967,287)
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 4,109                  62,553           4,673,687
 Net transfers                           (66,422)              5,042,749          (1,142,951)
 Surrenders for benefit
  payments and fees                     (252,300)               (483,991)         (6,357,962)
 Other transactions                          206                     (50)              7,124
 Death benefits                          (36,808)                (18,598)           (583,349)
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (351,215)              4,602,663          (3,403,451)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (474,217)              4,239,852          (7,370,738)
NET ASSETS:
 Beginning of year                     2,040,318               4,054,447          93,760,661
                                    ------------            ------------       -------------
 End of year                          $1,566,101              $8,294,299         $86,389,923
                                    ============            ============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 FIDELITY VIP             FIDELITY VIP
                                   MID CAP              VALUE STRATEGIES
                                  PORTFOLIO                 PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,419,448)                $(65,715)
 Net realized gain (loss) on
  security transactions              1,224,110                  272,727
 Net realized gain on
  distributions                        154,086                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,505,639)                (824,854)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (11,546,891)                (617,842)
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           3,024,727                  144,340
 Net transfers                          12,909                 (784,696)
 Surrenders for benefit
  payments and fees                 (5,103,369)                (539,518)
 Other transactions                      6,130                       12
 Death benefits                       (934,304)                (101,437)
 Net annuity transactions                1,021                       --
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (2,992,886)              (1,281,299)
                                --------------            -------------
 Net increase (decrease) in
  net assets                       (14,539,777)              (1,899,141)
NET ASSETS:
 Beginning of year                  94,605,932                5,879,866
                                --------------            -------------
 End of year                       $80,066,155               $3,980,725
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP                                       FRANKLIN
                                  DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                    APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,354)                $29,620               $(1,655,324)
 Net realized gain (loss) on
  security transactions                  160,089                   4,393                 2,643,191
 Net realized gain on
  distributions                               --                  16,511                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,905)                (31,673)               28,701,991
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (43,170)                 18,851                29,689,858
                                    ------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                (2,062)                612,400                 5,790,524
 Net transfers                           117,538                 104,213                21,645,114
 Surrenders for benefit
  payments and fees                     (246,855)                (20,073)              (94,989,857)
 Other transactions                           29                      (4)                    9,328
 Death benefits                           (6,680)                     --                (9,972,951)
 Net annuity transactions                     --                      --                   (20,894)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (138,030)                696,536               (77,538,736)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (181,200)                715,387               (47,848,878)
NET ASSETS:
 Beginning of year                     1,867,629                 364,547               765,099,095
                                    ------------            ------------            --------------
 End of year                          $1,686,429              $1,079,934              $717,250,217
                                    ============            ============            ==============

                                                              FRANKLIN                 FRANKLIN
                                   FRANKLIN                  LARGE CAP                  GLOBAL
                                    INCOME                     GROWTH                 REAL ESTATE
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $83,541,143               $(1,479,988)                $536,148
 Net realized gain (loss) on
  security transactions             (14,607,833)                  191,533                 (364,552)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (53,899,508)               (2,789,549)                (756,479)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         15,033,802                (4,078,004)                (584,883)
                               ----------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           14,152,302                   703,390                    5,272
 Net transfers                      (14,772,901)               (2,607,141)                (250,391)
 Surrenders for benefit
  payments and fees                (259,227,084)              (18,175,110)                (972,322)
 Other transactions                      16,622                      (314)                    (384)
 Death benefits                     (31,689,572)               (1,759,617)                 (98,371)
 Net annuity transactions              (161,343)                  (11,483)                   3,869
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (291,681,976)              (21,850,275)              (1,312,327)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets                       (276,648,174)              (25,928,279)              (1,897,210)
NET ASSETS:
 Beginning of year                2,187,102,744               136,454,998                9,241,856
                               ----------------            --------------            -------------
 End of year                     $1,910,454,570              $110,526,719               $7,344,646
                               ================            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,434,774)                $(879,377)
 Net realized gain (loss) on
  security transactions                   9,524,426                 3,766,760
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,165,464)               (7,931,383)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,075,812)               (5,044,000)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,266,598                 1,584,929
 Net transfers                          (25,115,038)              (19,452,493)
 Surrenders for benefit
  payments and fees                     (43,940,697)               (9,684,569)
 Other transactions                          (2,110)                     (873)
 Death benefits                          (4,119,634)                 (800,357)
 Net annuity transactions                    72,535                    (7,685)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (70,838,346)              (28,361,048)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (88,914,158)              (33,405,048)
NET ASSETS:
 Beginning of year                      331,364,603               108,345,626
                                     --------------            --------------
 End of year                           $242,450,445               $74,940,578
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FRANKLIN                                         TEMPLETON
                                  STRATEGIC                                        DEVELOPING
                                   INCOME             MUTUAL SHARES                 MARKETS
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $40,271,363             $6,266,840               $(1,215,690)
 Net realized gain (loss) on
  security transactions              7,412,307             (1,282,132)                 (412,927)
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (38,831,976)           (32,489,682)              (33,318,971)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,851,694            (27,504,974)              (34,947,588)
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,229,241              9,139,131                 1,486,466
 Net transfers                      31,305,080            (41,265,109)              (27,657,316)
 Surrenders for benefit
  payments and fees               (135,721,466)          (140,230,581)              (27,565,307)
 Other transactions                      1,055                  7,243                    (1,972)
 Death benefits                    (12,881,302)           (17,235,586)               (1,866,055)
 Net annuity transactions               54,497                 62,817                       503
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (109,012,895)          (189,522,085)              (55,603,681)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                      (100,161,201)          (217,027,059)              (90,551,269)
NET ASSETS:
 Beginning of year                 967,601,129          1,221,861,828               242,579,724
                               ---------------       ----------------            --------------
 End of year                      $867,439,928         $1,004,834,769              $152,028,455
                               ===============       ================            ==============


                                  TEMPLETON             TEMPLETON                   MUTUAL
                                   FOREIGN               GROWTH                GLOBAL DISCOVERY
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(479,009)          $(2,069,702)                $3,045,835
 Net realized gain (loss) on
  security transactions                513,042           (21,142,516)                   515,071
 Net realized gain on
  distributions                             --                    --                 11,850,565
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (45,816,906)          (18,594,467)               (41,882,141)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (45,782,873)          (41,806,685)               (26,470,670)
                               ---------------       ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           4,117,880             4,707,897                  5,552,442
 Net transfers                        (131,326)          (22,751,812)               (18,404,816)
 Surrenders for benefit
  payments and fees                (56,859,676)          (67,344,920)               (70,178,383)
 Other transactions                      3,886                  (284)                    10,329
 Death benefits                     (5,733,194)           (7,697,915)                (6,400,290)
 Net annuity transactions              (29,541)              (20,771)                   (22,173)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (58,631,971)          (93,107,805)               (89,442,891)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets                      (104,414,844)         (134,914,490)              (115,913,561)
NET ASSETS:
 Beginning of year                 439,606,183           578,598,573                625,736,977
                               ---------------       ---------------            ---------------
 End of year                      $335,191,339          $443,684,083               $509,823,416
                               ===============       ===============            ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,071,817)               $(159,825)
 Net realized gain (loss) on
  security transactions                    151,736                  (74,350)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,314,274)              (1,788,522)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,234,355)              (2,022,697)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 575,690                  101,424
 Net transfers                           5,159,104                1,832,911
 Surrenders for benefit
  payments and fees                     (7,516,271)              (3,926,132)
 Other transactions                           (469)                    (745)
 Death benefits                           (636,902)                (430,742)
 Net annuity transactions                   (2,779)                  (1,623)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,421,627)              (2,424,907)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (6,655,982)              (4,447,604)
NET ASSETS:
 Beginning of year                      60,718,522               30,620,372
                                     -------------            -------------
 End of year                           $54,062,540              $26,172,768
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                      TEMPLETON            HARTFORD              TOTAL
                                     GLOBAL BOND           ADVISERS           RETURN BOND
                                   SECURITIES FUND         HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,537,614             $35,338          $(9,191,048)
 Net realized gain (loss) on
  security transactions                   (266,832)            (34,976)           4,128,322
 Net realized gain on
  distributions                            918,991                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,900,691)             25,890           45,362,542
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,710,918)             26,252           40,299,816
                                    --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               5,496,691             299,437           14,945,365
 Net transfers                           8,068,090           2,769,351          (10,096,828)
 Surrenders for benefit
  payments and fees                     (8,850,924)         (1,148,792)         (49,712,526)
 Other transactions                          1,474                 (67)                 557
 Death benefits                         (1,286,302)           (131,467)          (7,371,471)
 Net annuity transactions                    2,381                  --               39,213
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,431,410           1,788,462          (52,195,690)
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets                              (279,508)          1,814,714          (11,895,874)
NET ASSETS:
 Beginning of year                     135,811,251          13,922,451          724,922,708
                                    --------------       -------------       --------------
 End of year                          $135,531,743         $15,737,165         $713,026,834
                                    ==============       =============       ==============

                                  HARTFORD              HARTFORD
                                   CAPITAL              DIVIDEND                HARTFORD
                                APPRECIATION           AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND              HLS FUND                HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,921,456)          $3,106,407               $(11,887)
 Net realized gain (loss) on
  security transactions             13,579,751            5,039,471                 24,860
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (104,516,112)          (8,318,674)              (113,407)
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (95,857,817)            (172,796)              (100,434)
                               ---------------       --------------            -----------
UNIT TRANSACTIONS:
 Purchases                          15,978,994           11,774,164                158,571
 Net transfers                      10,243,357           (1,151,050)                70,114
 Surrenders for benefit
  payments and fees                (47,985,749)         (29,848,089)               (26,062)
 Other transactions                      4,908                3,006                     --
 Death benefits                     (6,911,041)          (3,972,350)                    --
 Net annuity transactions               56,068               39,414                     --
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (28,613,463)         (23,154,905)               202,623
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets                      (124,471,280)         (23,327,701)               102,189
NET ASSETS:
 Beginning of year                 806,822,302          501,345,829                737,586
                               ---------------       --------------            -----------
 End of year                      $682,351,022         $478,018,128               $839,775
                               ===============       ==============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH           EQUITY
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(29,959)           $(347,201)
 Net realized gain (loss) on
  security transactions                       497            2,024,048
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (319,455)          (1,709,247)
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (348,917)             (32,400)
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 71,363            2,043,707
 Net transfers                            364,241           (2,144,819)
 Surrenders for benefit
  payments and fees                       (98,615)          (5,723,159)
 Other transactions                            89               (2,111)
 Death benefits                            (3,247)            (980,471)
 Net annuity transactions                      --                2,474
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       333,831           (6,804,379)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              (15,086)          (6,836,779)
NET ASSETS:
 Beginning of year                      1,847,472          103,559,276
                                     ------------       --------------
 End of year                           $1,832,386          $96,722,497
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(280,243)         $(2,400,829)         $3,917,068
 Net realized gain (loss) on
  security transactions              736,496            5,223,251             791,593
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,923)         (18,176,369)         (3,196,509)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (2,292,670)         (15,353,947)          1,512,152
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           768,114            3,788,337           3,000,317
 Net transfers                     2,793,896           (6,094,751)         (2,769,109)
 Surrenders for benefit
  payments and fees               (1,601,226)          (9,092,599)         (4,005,870)
 Other transactions                      220               (1,021)                419
 Death benefits                     (280,525)          (1,248,160)           (653,036)
 Net annuity transactions                 --                1,699               1,764
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,680,479          (12,646,495)         (4,425,515)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                        (612,191)         (28,000,442)         (2,913,363)
NET ASSETS:
 Beginning of year                24,325,622          173,632,250          59,908,443
                               -------------       --------------       -------------
 End of year                     $23,713,431         $145,631,808         $56,995,080
                               =============       ==============       =============

                                                         HARTFORD                 HARTFORD
                                      HARTFORD         INTERNATIONAL            SMALL/MID CAP
                                       INDEX           OPPORTUNITIES               EQUITY
                                      HLS FUND           HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,552           $(494,776)               $(179,296)
 Net realized gain (loss) on
  security transactions                    2,641            (142,771)                 193,114
 Net realized gain on
  distributions                               --                  --                  779,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year              9,380          (4,727,540)              (1,184,840)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              24,573          (5,365,087)                (391,132)
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               582,752           2,059,503                   66,781
 Net transfers                           305,615           2,105,230                 (900,617)
 Surrenders for benefit
  payments and fees                      (26,016)         (1,847,024)                (578,915)
 Other transactions                           20               2,679                      262
 Death benefits                               --            (125,333)                 (82,114)
 Net annuity transactions                     --                  --                   10,461
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      862,371           2,195,055               (1,484,142)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                             886,944          (3,170,032)              (1,875,274)
NET ASSETS:
 Beginning of year                       117,189          33,954,453               11,609,911
                                    ------------       -------------            -------------
 End of year                          $1,004,133         $30,784,421               $9,734,637
                                    ============       =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD                  HARTFORD
                                 MONEY MARKET              SMALL COMPANY
                                   HLS FUND                  HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(13,286,656)               $(232,100)
 Net realized gain (loss) on
  security transactions                      --                  423,173
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               (1,208,563)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (13,286,656)              (1,017,490)
                                ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                           15,045,927                  473,717
 Net transfers                      551,801,331                  524,572
 Surrenders for benefit
  payments and fees                (539,808,237)                (813,424)
 Other transactions                      (1,716)                      98
 Death benefits                     (33,572,181)                 (95,075)
 Net annuity transactions                (6,284)                      --
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,541,160)                  89,888
                                ---------------            -------------
 Net increase (decrease) in
  net assets                        (19,827,816)                (927,602)
NET ASSETS:
 Beginning of year                  732,606,534               13,714,248
                                ---------------            -------------
 End of year                       $712,778,718              $12,786,646
                                ===============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                      HARTFORD                 HARTFORD             U.S. GOVERNMENT
                                   SMALLCAP GROWTH              STOCK                 SECURITIES
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(165,927)                $(7,236)                $640,376
 Net realized gain (loss) on
  security transactions                    48,499                 109,506                 (136,113)
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (252,751)               (164,467)                 921,734
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (370,179)                (62,197)               1,425,997
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                219,507                  25,552                  930,594
 Net transfers                          3,255,862                (126,953)               7,370,430
 Surrenders for benefit
  payments and fees                      (673,105)               (240,853)              (4,556,407)
 Other transactions                           249                       7                       92
 Death benefits                          (104,412)                    (56)                (509,651)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,698,101                (342,303)               3,235,058
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                            2,327,922                (404,500)               4,661,055
NET ASSETS:
 Beginning of year                      8,170,081               2,195,988               47,999,084
                                    -------------            ------------            -------------
 End of year                          $10,498,003              $1,791,488              $52,660,139
                                    =============            ============            =============

                                                                                AMERICAN FUNDS
                                                                                   BLUE CHIP
                                 HARTFORD              AMERICAN FUNDS             INCOME AND
                                   VALUE              ASSET ALLOCATION              GROWTH
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $70,950                $(146,432)               $(439,201)
 Net realized gain (loss) on
  security transactions              188,610                  274,783                  418,107
 Net realized gain on
  distributions                           --                    3,757                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (916,386)                (594,665)                (693,264)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (656,826)                (462,557)                (714,358)
                               -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           880,650                2,036,838                1,333,556
 Net transfers                        67,693                6,117,984                 (107,922)
 Surrenders for benefit
  payments and fees               (1,165,699)              (2,478,151)              (1,543,221)
 Other transactions                    2,775                      904                     (165)
 Death benefits                     (162,039)                (551,943)                (203,211)
 Net annuity transactions                 --                  123,497                       --
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (376,620)               5,249,129                 (520,963)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (1,033,446)               4,786,572               (1,235,321)
NET ASSETS:
 Beginning of year                23,642,146               46,169,757               27,878,705
                               -------------            -------------            -------------
 End of year                     $22,608,700              $50,956,329              $26,643,384
                               =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           AMERICAN FUNDS
                                          BOND                  GLOBAL BOND
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,835,790                 $254,086
 Net realized gain (loss) on
  security transactions                     584,124                   36,159
 Net realized gain on
  distributions                              50,004                  283,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,380,897                  206,607
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,850,815                  780,032
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,899,381                  493,724
 Net transfers                           (3,496,713)               6,825,192
 Surrenders for benefit
  payments and fees                     (10,487,771)              (2,016,151)
 Other transactions                            (173)                      45
 Death benefits                          (1,923,792)                (389,347)
 Net annuity transactions                    (2,575)                      --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,011,643)               4,913,463
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (6,160,828)               5,693,495
NET ASSETS:
 Beginning of year                      166,633,769               33,957,922
                                     --------------            -------------
 End of year                           $160,472,941              $39,651,417
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                     AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS             GLOBAL SMALL
                                      AND INCOME              GLOBAL GROWTH            CAPITALIZATION
                                       HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $418,812                $(170,791)                $(163,310)
 Net realized gain (loss) on
  security transactions                  1,736,492                  420,617                 1,824,422
 Net realized gain on
  distributions                                 --                       --                   298,956
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,156,229)              (3,339,884)              (13,735,953)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,000,925)              (3,090,058)              (11,775,885)
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,199,660                  901,149                 1,801,681
 Net transfers                          (2,960,755)                (543,931)               (3,606,922)
 Surrenders for benefit
  payments and fees                     (3,435,633)              (1,288,347)               (2,882,973)
 Other transactions                           (954)                    (607)                      105
 Death benefits                           (280,764)                (509,627)                 (345,898)
 Net annuity transactions                     (413)                 123,848                      (986)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,478,859)              (1,317,515)               (5,034,993)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (10,479,784)              (4,407,573)              (16,810,878)
NET ASSETS:
 Beginning of year                      76,688,883               29,690,669                63,184,851
                                    --------------            -------------            --------------
 End of year                           $66,209,099              $25,283,096               $46,373,973
                                    ==============            =============            ==============


                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH                GROWTH-INCOME             INTERNATIONAL
                                       HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,501,902)              $(2,350,517)                 $172,921
 Net realized gain (loss) on
  security transactions                  7,894,989                 2,770,869                 1,153,178
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,542,725)               (5,832,488)              (30,943,529)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,149,638)               (5,412,136)              (29,617,430)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               9,916,423                 5,661,035                 5,878,004
 Net transfers                          (9,066,560)               (3,405,384)                9,778,899
 Surrenders for benefit
  payments and fees                    (15,608,167)               (9,014,742)              (10,368,402)
 Other transactions                            861                     1,017                      (677)
 Death benefits                         (2,746,988)               (1,330,479)               (1,352,406)
 Net annuity transactions                  122,869                   120,924                       (20)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,381,562)               (7,967,629)                3,935,398
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (33,531,200)              (13,379,765)              (25,682,032)
NET ASSETS:
 Beginning of year                     294,660,792               152,371,954               196,323,831
                                    --------------            --------------            --------------
 End of year                          $261,129,592              $138,992,189              $170,641,799
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              HARTFORD
                                    AMERICAN FUNDS            PORTFOLIO
                                      NEW WORLD              DIVERSIFIER
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (I)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(217,770)               $63,632
 Net realized gain (loss) on
  security transactions                  1,799,969                 (6,873)
 Net realized gain on
  distributions                                 --                 65,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,240,951)              (493,157)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (8,658,752)              (370,895)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                               1,504,279             31,048,611
 Net transfers                          (6,282,836)             7,085,629
 Surrenders for benefit
  payments and fees                     (3,724,031)               (35,264)
 Other transactions                          2,710                  4,651
 Death benefits                           (211,266)                    --
 Net annuity transactions                       --                     --
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,711,144)            38,103,627
                                    --------------          -------------
 Net increase (decrease) in
  net assets                           (17,369,896)            37,732,732
NET ASSETS:
 Beginning of year                      62,064,792                     --
                                    --------------          -------------
 End of year                           $44,694,896            $37,732,732
                                    ==============          =============

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT            LORD ABBETT            LORD ABBETT
                                   FUNDAMENTAL         CAPITAL STRUCTURE       BOND DEBENTURE
                                   EQUITY FUND               FUND                   FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,398)              $218,412             $3,236,433
 Net realized gain (loss) on
  security transactions                   2,152                110,790                198,640
 Net realized gain on
  distributions                          88,300                     --                559,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (121,882)              (501,537)            (1,941,258)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (34,828)              (172,335)             2,053,151
                                   ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                            2,573,932                411,165              1,139,998
 Net transfers                          400,017              2,872,019              2,306,634
 Surrenders for benefit
  payments and fees                     (10,461)            (1,494,450)            (5,204,020)
 Other transactions                         222                   (153)                   217
 Death benefits                              --                (23,220)            (1,128,530)
 Net annuity transactions                    --                  8,181                     --
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,963,710              1,773,542             (2,885,701)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets                          2,928,882              1,601,207               (832,550)
NET ASSETS:
 Beginning of year                      307,418             13,926,504             78,583,689
                                   ------------          -------------          -------------
 End of year                         $3,236,300            $15,527,711            $77,751,139
                                   ============          =============          =============

                                LORD ABBETT
                                GROWTH AND
                                  INCOME            MFS CORE          MFS GROWTH
                                   FUND           EQUITY SERIES         SERIES
                                SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(113,568)         $(150,771)         $(963,938)
 Net realized gain (loss) on
  security transactions              394,283           (711,907)            37,345
 Net realized gain on
  distributions                           --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,390,001)           390,166           (564,338)
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,109,286)          (472,512)        (1,490,931)
                               -------------      -------------      -------------
UNIT TRANSACTIONS:
 Purchases                           284,203            111,346            660,244
 Net transfers                      (672,706)           168,374         13,582,046
 Surrenders for benefit
  payments and fees               (1,055,454)        (2,945,915)        (9,676,951)
 Other transactions                    1,743               (435)             5,505
 Death benefits                      (42,314)          (295,867)          (865,746)
 Net annuity transactions                 --              9,194             45,913
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,484,528)        (2,953,303)         3,751,011
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets                      (2,593,814)        (3,425,815)         2,260,080
NET ASSETS:
 Beginning of year                15,315,744         21,628,420         56,875,907
                               -------------      -------------      -------------
 End of year                     $12,721,930        $18,202,605        $59,135,987
                               =============      =============      =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL            MFS HIGH
                                EQUITY SERIES       INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(223,383)         $15,005,656
 Net realized gain (loss) on
  security transactions               137,504           12,005,788
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,342,036)         (21,660,302)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,427,915)           5,351,142
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            190,226            1,795,428
 Net transfers                      1,447,348          (11,380,940)
 Surrenders for benefit
  payments and fees                (3,008,772)         (37,677,420)
 Other transactions                     1,344                1,353
 Death benefits                      (375,695)          (3,286,559)
 Net annuity transactions                  --               39,953
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,745,549)         (50,508,185)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (3,173,464)         (45,157,043)
NET ASSETS:
 Beginning of year                 23,611,747          263,432,172
                                -------------       --------------
 End of year                      $20,438,283         $218,275,129
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                       GROWTH           MFS INVESTORS         MFS MID CAP
                                    STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(603,244)         $(2,973,159)         $(1,510,746)
 Net realized gain (loss) on
  security transactions                   247,171            4,427,683            5,546,286
 Net realized gain on
  distributions                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (314,212)         (12,254,184)          (9,391,929)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (670,285)         (10,799,660)          (5,356,389)
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                317,893            2,145,812              594,063
 Net transfers                          8,015,109          (12,097,286)         (24,938,479)
 Surrenders for benefit
  payments and fees                    (8,343,406)         (44,018,846)         (13,739,620)
 Other transactions                          (506)              (2,776)                (296)
 Death benefits                        (1,031,300)          (6,265,093)          (1,155,391)
 Net annuity transactions                 (45,249)             (40,266)               2,587
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,087,459)         (60,278,455)         (39,237,136)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (1,757,744)         (71,078,115)         (44,593,525)
NET ASSETS:
 Beginning of year                     51,361,525          355,461,213          108,442,576
                                    -------------       --------------       --------------
 End of year                          $49,603,781         $284,383,098          $63,849,051
                                    =============       ==============       ==============


                                       MFS NEW              MFS TOTAL             MFS VALUE
                                   DISCOVERY SERIES       RETURN SERIES             SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,850,062)            $7,790,019            $(865,623)
 Net realized gain (loss) on
  security transactions                  9,334,050             (8,367,741)          (1,110,840)
 Net realized gain on
  distributions                         29,235,853                     --            1,405,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,613,120)             1,795,022           (5,310,603)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (26,893,279)             1,217,300           (5,882,061)
                                    --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,941,425              6,613,506            6,591,863
 Net transfers                            (639,334)           (19,612,961)           6,089,474
 Surrenders for benefit
  payments and fees                    (41,571,387)          (130,435,102)         (38,227,649)
 Other transactions                          5,886                  4,692                5,594
 Death benefits                         (3,182,524)           (17,259,126)          (5,512,710)
 Net annuity transactions                  (44,362)               (98,770)             (23,769)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (43,490,296)          (160,787,761)         (31,077,197)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                           (70,383,575)          (159,570,461)         (36,959,258)
NET ASSETS:
 Beginning of year                     280,246,841          1,058,091,469          378,973,808
                                    --------------       ----------------       --------------
 End of year                          $209,863,266           $898,521,008         $342,014,550
                                    ==============       ================       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS RESEARCH              MFS RESEARCH
                                 BOND SERIES           INTERNATIONAL SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $3,151,113                   $80,935
 Net realized gain (loss) on
  security transactions              4,445,717                (1,119,986)
 Net realized gain on
  distributions                      3,839,366                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,265,544                (5,315,521)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        15,701,740                (6,354,572)
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,194,881                   293,094
 Net transfers                      29,502,591                 2,636,619
 Surrenders for benefit
  payments and fees                (45,489,993)               (6,171,032)
 Other transactions                        640                       823
 Death benefits                     (4,111,287)               (1,100,868)
 Net annuity transactions               28,395                         2
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (11,874,773)               (4,341,362)
                                --------------            --------------
 Net increase (decrease) in
  net assets                         3,826,967               (10,695,934)
NET ASSETS:
 Beginning of year                 332,807,085                55,389,560
                                --------------            --------------
 End of year                      $336,634,052               $44,693,626
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BLACKROCK                BLACKROCK
                                   MFS RESEARCH              GLOBAL                   GLOBAL
                                      SERIES          ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (J)            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(156,610)             $11,785                   $(6,162)
 Net realized gain (loss) on
  security transactions                  394,268                  (20)                   49,839
 Net realized gain on
  distributions                               --               12,420                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (524,933)             (29,455)                 (124,568)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (287,275)              (5,270)                  (80,891)
                                   -------------           ----------               -----------
UNIT TRANSACTIONS:
 Purchases                               201,310              488,770                        --
 Net transfers                         3,465,559              104,928                    27,473
 Surrenders for benefit
  payments and fees                   (4,651,569)              (1,370)                 (200,273)
 Other transactions                           (5)                (285)                       (1)
 Death benefits                         (475,356)                  --                   (56,476)
 Net annuity transactions                     --                   --                        --
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,460,061)             592,043                  (229,277)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets                          (1,747,336)             586,773                  (310,168)
NET ASSETS:
 Beginning of year                    35,280,469                   --                   758,435
                                   -------------           ----------               -----------
 End of year                         $33,533,133             $586,773                  $448,267
                                   =============           ==========               ===========

                                    BLACKROCK             BLACKROCK         UIF MID CAP
                                    LARGE CAP               EQUITY            GROWTH
                                 GROWTH V.I. FUND     DIVIDEND V.I. FUND     PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (K)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(14,212)               $8,289          $(359,925)
 Net realized gain (loss) on
  security transactions                  95,498                   912          1,903,991
 Net realized gain on
  distributions                           2,699                 9,285             11,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (56,665)               29,403         (3,731,190)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,320                47,889         (2,175,488)
                                   ------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                3,998             1,497,971            223,080
 Net transfers                          213,793               182,870            634,957
 Surrenders for benefit
  payments and fees                    (336,759)               (1,143)        (1,925,677)
 Other transactions                           1                   482                (90)
 Death benefits                         (10,359)                   --           (376,388)
 Net annuity transactions                    --                    --                 --
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (129,326)            1,680,180         (1,444,118)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets                           (102,006)            1,728,069         (3,619,606)
NET ASSETS:
 Beginning of year                    1,249,603                    --         29,986,902
                                   ------------          ------------      -------------
 End of year                         $1,147,597            $1,728,069        $26,367,296
                                   ============          ============      =============

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.        MORGAN STANLEY
                                       MID CAP             FOCUS GROWTH
                                     VALUE FUND             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(133,750)             $(20,830)
 Net realized gain (loss) on
  security transactions                   221,015                11,824
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,011)              (98,216)
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (165,746)             (107,222)
                                    -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                174,053                    --
 Net transfers                            244,970               196,260
 Surrenders for benefit
  payments and fees                    (1,039,977)             (162,012)
 Other transactions                           152                    --
 Death benefits                          (129,794)                   --
 Net annuity transactions                      --                    --
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (750,596)               34,248
                                    -------------          ------------
 Net increase (decrease) in
  net assets                             (916,342)              (72,974)
NET ASSETS:
 Beginning of year                     16,937,461             1,150,564
                                    -------------          ------------
 End of year                          $16,021,119            $1,077,590
                                    =============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY       MORGAN STANLEY
                                    MULTI CAP              MID CAP          MORGAN STANLEY
                                      GROWTH               GROWTH          FLEXIBLE INCOME
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (L)         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(49,589)            $(15,469)            $41,286
 Net realized gain (loss) on
  security transactions                 120,232               (5,059)             (4,368)
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (312,301)             (84,259)            (18,029)
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (241,658)            (104,787)             18,889
                                   ------------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                7,644                  225                  --
 Net transfers                         (236,622)             245,478             152,612
 Surrenders for benefit
  payments and fees                    (397,003)            (124,456)            (82,093)
 Other transactions                          (6)                 (19)                 --
 Death benefits                        (113,958)                  --                  --
 Net annuity transactions                    --                   --                  --
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (739,945)             121,228              70,519
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets                           (981,603)              16,441              89,408
NET ASSETS:
 Beginning of year                    3,398,591              846,622             780,405
                                   ------------          -----------          ----------
 End of year                         $2,416,988             $863,063            $869,813
                                   ============          ===========          ==========

                                                            OPPENHEIMER
                                      BLACKROCK               CAPITAL              OPPENHEIMER
                                       CAPITAL              APPRECIATION        GLOBAL SECURITIES
                               APPRECIATION V.I. FUND         FUND/VA                FUND/VA
                                   SUB-ACCOUNT (K)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,168                $(44,122)             $(177,048)
 Net realized gain (loss) on
  security transactions                      156                  81,329                257,297
 Net realized gain on
  distributions                           31,579                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (46,499)               (109,578)            (3,463,672)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (12,596)                (72,371)            (3,383,423)
                                    ------------            ------------          -------------
UNIT TRANSACTIONS:
 Purchases                             1,333,645                  39,706                256,881
 Net transfers                           200,847                 132,666              1,545,441
 Surrenders for benefit
  payments and fees                       (1,083)               (196,710)            (1,699,818)
 Other transactions                         (618)                     26                    339
 Death benefits                               --                 (78,228)              (218,229)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,532,791                (102,540)              (115,386)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets                           1,520,195                (174,911)            (3,498,809)
NET ASSETS:
 Beginning of year                            --               2,800,542             32,002,764
                                    ------------            ------------          -------------
 End of year                          $1,520,195              $2,625,631            $28,503,955
                                    ============            ============          =============

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                     OPPENHEIMER              MAIN STREET
                                     MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT (M)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(28,647)               $(342,760)
 Net realized gain (loss) on
  security transactions                    (7,159)               1,736,315
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (26,810)              (2,211,536)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (62,616)                (817,981)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 14,317                  249,996
 Net transfers                          1,036,932               (1,661,294)
 Surrenders for benefit
  payments and fees                      (116,623)              (1,761,512)
 Other transactions                           (45)                      85
 Death benefits                           (53,227)                (289,051)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       881,354               (3,461,776)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              818,738               (4,279,757)
NET ASSETS:
 Beginning of year                      2,537,014               32,956,942
                                     ------------            -------------
 End of year                           $3,355,752              $28,677,185
                                     ============            =============

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER          PUTNAM VT                PUTNAM VT
                                       VALUE            DIVERSIFIED              GLOBAL ASSET
                                      FUND/VA           INCOME FUND            ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,442)          $8,430,281                $211,459
 Net realized gain (loss) on
  security transactions                    9,204             (521,192)                 37,508
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (110,937)         (12,259,471)               (376,047)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (114,175)          (4,350,382)               (127,080)
                                    ------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,080              663,537                  67,195
 Net transfers                           446,964           (7,955,217)                 72,572
 Surrenders for benefit
  payments and fees                     (185,091)          (6,970,103)               (482,274)
 Other transactions                          (22)                 326                     (26)
 Death benefits                               --           (1,504,822)                (53,120)
 Net annuity transactions                     --                   --                      --
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      265,931          (15,766,279)               (395,653)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets                             151,756          (20,116,661)               (522,733)
NET ASSETS:
 Beginning of year                     1,389,456          107,300,181               7,642,758
                                    ------------       --------------            ------------
 End of year                          $1,541,212          $87,183,520              $7,120,025
                                    ============       ==============            ============

                                     PUTNAM VT               PUTNAM VT
                                   INTERNATIONAL           INTERNATIONAL            PUTNAM VT
                                     VALUE FUND             EQUITY FUND          INVESTORS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,240                 $25,043                 $352
 Net realized gain (loss) on
  security transactions                      958                  10,951                 (585)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (230,058)               (316,512)                 256
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (215,860)               (280,518)                  23
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                   924                   8,166                6,628
 Net transfers                            69,478                 115,059               11,589
 Surrenders for benefit
  payments and fees                      (31,657)               (118,122)                (235)
 Other transactions                        1,363                      20                   12
 Death benefits                               --                  (4,353)                  --
 Net annuity transactions                     --                      --                   --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       40,108                     770               17,994
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                            (175,752)               (279,748)              18,017
NET ASSETS:
 Beginning of year                     1,414,119               1,530,117               52,641
                                    ------------            ------------            ---------
 End of year                          $1,238,367              $1,250,369              $70,658
                                    ============            ============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                     SMALL CAP             PUTNAM VT
                                     VALUE FUND           VOYAGER FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,461)              $(8,210)
 Net realized gain (loss) on
  security transactions                  (97,450)               (3,918)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (208,258)             (202,876)
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (339,169)             (215,004)
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 8,893             1,170,149
 Net transfers                         1,128,699               635,770
 Surrenders for benefit
  payments and fees                     (226,259)              (25,656)
 Other transactions                          (43)                  185
 Death benefits                           (6,366)                   --
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      904,924             1,780,448
                                    ------------          ------------
 Net increase (decrease) in
  net assets                             565,755             1,565,444
NET ASSETS:
 Beginning of year                     2,233,268               513,917
                                    ------------          ------------
 End of year                          $2,799,023            $2,079,361
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT             PIMCO                PIMCO
                                   EQUITY            ALL ASSET          EQS PATHFINDER
                                INCOME FUND             FUND                 FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (N)      SUB-ACCOUNT (K)
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $4,552              $8,311                 $(819)
 Net realized gain (loss)
  on security transactions            2,126                  (2)                  221
 Net realized gain on
  distributions                          --                  --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (13,301)             (8,102)                3,227
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,623)                207                 2,629
                                 ----------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                          138,363             235,070             1,123,037
 Net transfers                      287,124              79,043               152,397
 Surrenders for benefit
  payments and fees                 (24,157)             (2,705)                 (944)
 Other transactions                    (632)                 --                  (196)
 Death benefits                          --                  --                    --
 Net annuity transactions                --                  --                    --
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 400,698             311,408             1,274,294
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets                        394,075             311,615             1,276,923
NET ASSETS:
 Beginning of year                  489,319                  --                    --
                                 ----------          ----------          ------------
 End of year                       $883,394            $311,615            $1,276,923
                                 ==========          ==========          ============

                                   PIMCO
                                   GLOBAL          JENNISON 20/20
                                MULTI-ASSET            FOCUS
                                    FUND             PORTFOLIO
                              SUB-ACCOUNT (O)       SUB-ACCOUNT
---------------------------  --------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(138)            $(9,097)
 Net realized gain (loss)
  on security transactions               (4)             20,934
 Net realized gain on
  distributions                       1,662                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (7,877)            (41,382)
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,357)            (29,545)
                                 ----------          ----------
UNIT TRANSACTIONS:
 Purchases                           91,215                  84
 Net transfers                      179,899              66,500
 Surrenders for benefit
  payments and fees                      --              (6,153)
 Other transactions                       2                  --
 Death benefits                          --             (41,478)
 Net annuity transactions                --                  --
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 271,116              18,953
                                 ----------          ----------
 Net increase (decrease) in
  net assets                        264,759             (10,592)
NET ASSETS:
 Beginning of year                       --             523,269
                                 ----------          ----------
 End of year                       $264,759            $512,677
                                 ==========          ==========

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,828)              $(4,276)
 Net realized gain (loss) on
  security transactions                   2,829                11,152
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,210)              (28,533)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,209)              (21,657)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    84
 Net transfers                           (7,986)               35,834
 Surrenders for benefit
  payments and fees                     (44,542)               (6,491)
 Other transactions                          --                     1
 Death benefits                         (11,908)              (48,310)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (64,436)              (18,882)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (67,645)              (40,539)
NET ASSETS:
 Beginning of year                      106,650               325,053
                                     ----------            ----------
 End of year                            $39,005              $284,514
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PRUDENTIAL               INVESCO
                                     SERIES             VAN KAMPEN V.I.             INVESCO
                                  INTERNATIONAL           GROWTH AND            VAN KAMPEN V.I.
                                     GROWTH               INCOME FUND            COMSTOCK FUND
                                 SUB-ACCOUNT (P)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(553)                $(94,621)                $(9,697)
 Net realized gain (loss) on
  security transactions                   (47)               1,050,830                 (66,204)
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,815)              (2,259,436)                (28,764)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,415)              (1,303,227)               (104,665)
                                    ---------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  228,924                     800
 Net transfers                         35,833                 (464,722)                (35,147)
 Surrenders for benefit
  payments and fees                        --               (4,238,044)               (233,316)
 Other transactions                        --                    1,186                       1
 Death benefits                            --                 (890,473)                (17,354)
 Net annuity transactions                  --                       --                      --
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    35,833               (5,363,129)               (285,016)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets                           29,418               (6,666,356)               (389,681)
NET ASSETS:
 Beginning of year                         --               55,919,948               3,105,136
                                    ---------            -------------            ------------
 End of year                          $29,418              $49,253,592              $2,715,455
                                    =========            =============            ============

                                       INVESCO                WELLS FARGO
                                   VAN KAMPEN V.I.            ADVANTAGE VT
                                       CAPITAL                INDEX ASSET
                                     GROWTH FUND            ALLOCATION FUND
                                  SUB-ACCOUNT (F)(Q)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(827,358)                 $9,509
 Net realized gain (loss) on
  security transactions                  6,854,635                  (8,860)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,128,714)                 41,816
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,101,437)                 42,465
                                    --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 366,275                   2,570
 Net transfers                          19,031,374                 (22,103)
 Surrenders for benefit
  payments and fees                    (10,246,210)               (183,294)
 Other transactions                            860                     705
 Death benefits                           (733,768)                 (5,492)
 Net annuity transactions                   (9,615)                     --
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,408,916                (207,614)
                                    --------------            ------------
 Net increase (decrease) in
  net assets                             4,307,479                (165,149)
NET ASSETS:
 Beginning of year                      32,321,817               1,058,972
                                    --------------            ------------
 End of year                           $36,629,296                $893,823
                                    ==============            ============

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT
                                     TOTAL RETURN              INTRINSIC
                                       BOND FUND               VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $51,473                $(37,881)
 Net realized gain (loss) on
  security transactions                     36,823                  49,765
 Net realized gain on
  distributions                            257,841                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               47,468                (113,622)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               393,605                (101,738)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  68,856                  12,260
 Net transfers                             (89,446)               (144,114)
 Surrenders for benefit
  payments and fees                       (973,887)               (413,089)
 Other transactions                            562                      78
 Death benefits                            (78,779)                (91,386)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,072,694)               (636,251)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (679,089)               (737,989)
NET ASSETS:
 Beginning of year                       6,596,959               3,419,265
                                     -------------            ------------
 End of year                            $5,917,870              $2,681,276
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,353)               $(51,067)               $(35,157)
 Net realized gain (loss) on
  security transactions                   38,714                 (63,668)                 44,111
 Net realized gain on
  distributions                           73,308                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (318,820)                (60,331)                (33,706)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (232,151)               (175,066)                (24,752)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 5,364                   3,413                      --
 Net transfers                            75,478                (144,988)               (215,360)
 Surrenders for benefit
  payments and fees                     (277,630)               (424,799)                (49,137)
 Other transactions                       (3,029)                     60                      11
 Death benefits                          (67,600)                (44,146)                     --
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (267,417)               (610,460)               (264,486)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (499,568)               (785,526)               (289,238)
NET ASSETS:
 Beginning of year                     1,886,410               3,274,796               1,890,354
                                    ------------            ------------            ------------
 End of year                          $1,386,842              $2,489,270              $1,601,116
                                    ============            ============            ============

                                    WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (R)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,508)              $(5,507)
 Net realized gain (loss) on
  security transactions                  28,282               (18,419)
 Net realized gain on
  distributions                              --                19,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (76,232)              (24,489)
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (53,458)              (28,545)
                                    -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   136
 Net transfers                          (54,811)               23,568
 Surrenders for benefit
  payments and fees                     (42,618)               (3,655)
 Other transactions                          --                     5
 Death benefits                              --                    --
 Net annuity transactions                    --                    --
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (97,429)               20,054
                                    -----------            ----------
 Net increase (decrease) in
  net assets                           (150,887)               (8,491)
NET ASSETS:
 Beginning of year                      587,674               360,805
                                    -----------            ----------
 End of year                           $436,787              $352,314
                                    ===========            ==========

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco Van Kampen V.I. Value Opportunities Fund (formerly Invesco V.I. Basic Value Fund), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund (formerly Invesco V.I. Dividend Growth Fund), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure Fund), Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. American Value Fund (formerly Invesco Van Kampen V.I. Mid Cap Value
    Fund), Morgan Stanley Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio, Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Flexible Income Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund,

-------------------------------------------------------------------------------

    PIMCO All Asset Fund, PIMCO EqS Pathfinder Fund, PIMCO Global Multi-Asset Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (merged with Invesco V.I. Capital Appreciation Fund) (formerly Invesco Van Kampen V.I. Capital Growth Fund), Invesco Van Kampen V.I. Mid Cap Growth Fund (merged with Invesco V.I. Capital Development Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                        $5,863,949        $717,824
American Century VP Growth Fund                          767,172           3,150
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             5,105,026       7,370,673
AllianceBernstein VPS International Value
 Portfolio                                             4,139,451       6,699,584
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             5,378,735       6,244,748
AllianceBernstein VPS Value Portfolio                    421,469         784,629
AllianceBernstein VPS International Growth
 Portfolio                                               723,906       2,259,234
Invesco Van Kampen V.I. Value Opportunities
 Fund*                                                15,967,555      30,757,011
Invesco V.I. Core Equity Fund                         14,601,700      58,054,547
Invesco V.I. Government Securities Fund              151,058,094     207,377,303
Invesco V.I. International Growth Fund                20,334,439      49,610,649
Invesco V.I. Mid Cap Core Equity Fund                 22,424,549      67,118,105
Invesco V.I. Small Cap Equity Fund                    14,987,664      44,747,702
Invesco V.I. Balanced Risk Allocation Fund            11,659,059       6,006,955
Invesco V.I. Diversified Dividend Fund*                  345,242         164,309
American Century VP Mid Cap Value Fund                   131,828          22,860
American Funds Global Bond Fund                       41,997,124      89,778,798
American Funds Global Growth and Income Fund          24,945,131     112,604,244
American Funds Asset Allocation Fund                  60,695,705     257,079,831
American Funds Blue Chip Income and Growth Fund       47,764,640     162,053,872
American Funds Bond Fund                             124,117,832     235,327,148
American Funds Global Growth Fund                     16,492,100     106,924,451
American Funds Growth Fund                            51,690,809     560,626,291
American Funds Growth-Income Fund                     68,106,066     537,436,982
American Funds International Fund                     28,035,020     149,008,687
American Funds New World Fund                         17,424,549      86,855,692
American Funds Global Small Capitalization Fund       13,032,467      73,460,847
Wells Fargo Advantage VT Omega Growth Fund               299,194         626,065
Fidelity VIP Growth Portfolio                          2,503,541       4,441,928
Fidelity VIP Contrafund Portfolio                     20,825,614      21,358,401
Fidelity VIP Mid Cap Portfolio                        12,069,581      17,490,666
Fidelity VIP Value Strategies Portfolio                4,414,104       3,885,393
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                             2,282,528       1,562,536
Fidelity VIP Strategic Income Portfolio                  998,792         539,068
Franklin Rising Dividends Securities Fund             51,703,083     174,288,542
Franklin Income Securities Fund                      167,288,124     457,357,394
Franklin Large Cap Growth Securities Fund             10,550,005      36,246,823
Franklin Global Real Estate Securities Fund              599,002       1,466,881
Franklin Small-Mid Cap Growth Securities Fund         45,862,405      80,836,978
Franklin Small Cap Value Securities Fund              33,280,807      50,993,694
Franklin Strategic Income Securities Fund            166,350,899     219,850,684
Mutual Shares Securities Fund                         40,850,907     246,372,116
Templeton Developing Markets Securities Fund          19,854,908      48,520,036
Templeton Foreign Securities Fund                     38,326,222      94,531,894
Templeton Growth Securities Fund                      26,379,826     115,771,569
Mutual Global Discovery Securities Fund               49,321,677     140,305,235

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund             $19,837,639     $31,217,193
Franklin Large Cap Value Securities Fund              14,653,074      20,661,064
Templeton Global Bond Securities Fund                 25,730,054      31,341,439
Hartford Balanced HLS Fund*                            5,228,380       6,346,513
Hartford Total Return Bond HLS Fund                  108,489,367     121,099,772
Hartford Capital Appreciation HLS Fund                42,788,421     144,908,867
Hartford Dividend and Growth HLS Fund                 37,167,246      95,807,759
Hartford Global Research HLS Fund                        728,756         325,470
Hartford Global Growth HLS Fund                          705,169         932,982
Hartford Disciplined Equity HLS Fund                   7,060,369      21,430,524
Hartford Growth HLS Fund                               3,176,480      11,241,893
Hartford Growth Opportunities HLS Fund                 7,391,959      36,841,476
Hartford High Yield HLS Fund                          31,297,211      26,065,913
Hartford Index HLS Fund                               22,182,407       1,860,072
Hartford International Opportunities HLS Fund         10,120,759      11,048,292
Hartford Small/Mid Cap Equity HLS Fund                 4,621,836       3,895,294
Hartford Money Market HLS Fund                       474,937,405     615,450,995
Hartford Small Company HLS Fund                        2,467,202       5,464,020
Hartford SmallCap Growth HLS Fund                      4,462,984       5,425,347
Hartford Stock HLS Fund                                3,801,911       1,156,102
Hartford U.S. Government Securities HLS Fund          30,394,030      30,900,632
Hartford Value HLS Fund                                8,654,626       9,161,681
American Funds Asset Allocation HLS Fund               8,702,852      16,079,732
American Funds Blue Chip Income and Growth HLS
 Fund                                                 14,231,562      10,128,660
American Funds Bond HLS Fund                          36,932,214      37,180,412
American Funds Global Bond HLS Fund                    5,015,149      11,200,549
American Funds Global Growth and Income HLS
 Fund                                                  6,216,311      18,216,536
American Funds Global Growth HLS Fund                  1,561,530       6,226,770
American Funds Global Small Capitalization HLS
 Fund                                                  6,998,902      12,326,121
American Funds Growth HLS Fund                        29,884,202      60,419,676
American Funds Growth-Income HLS Fund                 23,929,018      34,328,239
American Funds International HLS Fund                 19,732,570      33,166,494
American Funds New World HLS Fund                      8,708,500      13,129,572
Hartford Portfolio Diversifier HLS Fund              179,630,491       7,244,001
Lord Abbett Fundamental Equity Fund                    7,466,365       1,129,103
Lord Abbett Calibrated Dividend Growth Fund*           1,512,203       3,613,542
Lord Abbett Bond Debenture Fund                       21,679,587      24,722,450
Lord Abbett Growth and Income Fund                     1,116,926       2,334,637
MFS Core Equity Series                                 1,787,793       5,038,399
MFS Growth Series                                     39,030,250      38,703,980
MFS Global Equity Series                               9,407,629      10,498,525
MFS High Income Series                                81,178,177      94,220,824
MFS Investors Growth Stock Series                     13,403,535      23,877,361
MFS Investors Trust Series                            28,820,931      98,062,237
MFS Mid Cap Growth Series                              8,963,895      24,978,653
MFS New Discovery Series                              50,846,111      96,172,731
MFS Total Return Series                               57,601,560     215,779,103
MFS Value Series                                      53,249,820     106,592,302
MFS Research Bond Series                             119,856,103     105,004,324

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS Research International Series                     $4,976,658     $13,399,362
MFS Research Series                                   10,608,532      13,915,127
BlackRock Global Allocation V.I. Fund                  2,381,635         485,655
BlackRock Global Opportunities V.I. Fund                  22,066         179,051
BlackRock Large Cap Growth V.I. Fund                     110,358         359,518
BlackRock Equity Dividend V.I. Fund                    6,787,955         786,186
UIF Mid Cap Growth Portfolio                           6,522,988       9,712,031
Invesco Van Kampen V.I. American Value Fund*           6,709,075       9,652,121
Morgan Stanley Focus Growth Portfolio                    409,996         706,653
Morgan Stanley Multi Cap Growth Portfolio                484,597         852,162
Morgan Stanley Mid Cap Growth Portfolio                  431,966         646,280
Morgan Stanley Flexible Income Portfolio                 260,351         147,260
BlackRock Capital Appreciation V.I. Fund               6,361,276         911,895
Oppenheimer Capital Appreciation Fund/VA                 258,677         746,413
Oppenheimer Global Securities Fund/VA                  1,849,815       7,711,302
Oppenheimer Main Street Fund/VA                        2,418,020       2,608,433
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA                                               4,713,821      10,005,603
Oppenheimer Value Fund/VA                                266,261         410,467
Putnam VT Diversified Income Fund                     20,663,302      21,778,579
Putnam VT Global Asset Allocation Fund                 1,709,111       1,282,602
Putnam VT International Value Fund                       392,146         507,544
Putnam VT International Equity Fund                      162,759         333,858
Putnam VT Investors Fund                                 102,904          53,754
Putnam VT Small Cap Value Fund                         1,285,700       2,227,267
Putnam VT Voyager Fund                                 6,422,527       1,033,411
Putnam VT Equity Income Fund                             480,853         279,839
PIMCO All Asset Fund                                   1,416,261         169,710
PIMCO EqS Pathfinder Fund                              5,313,145         567,410
PIMCO Global Multi-Asset Fund                            489,890          32,968
Jennison 20/20 Focus Portfolio                           121,842         202,930
Jennison Portfolio                                            --             961
Prudential Value Portfolio                                 1,744           8,697
Prudential Series International Growth                        --             713
Invesco Van Kampen V.I. Growth and Income Fund         1,594,127      12,032,942
Invesco Van Kampen V.I. Comstock Fund                    105,369         615,366
Invesco Van Kampen V.I. American Franchise
 Fund*                                                64,858,895      84,740,690
Invesco Van Kampen V.I. Mid Cap Growth Fund*          20,871,432      39,469,787
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                    179,938         355,833
Wells Fargo Advantage VT Total Return Bond Fund        1,186,382       1,803,894
Wells Fargo Advantage VT Intrinsic Value Fund             51,804         693,775
Wells Fargo Advantage VT International Equity
 Fund                                                    244,121         411,685
Wells Fargo Advantage VT Small Cap Growth Fund           204,546         615,444
Wells Fargo Advantage VT Discovery Fund                  260,936         518,061
Wells Fargo Advantage VT Small Cap Value Fund             51,578         240,859
Wells Fargo Advantage VT Opportunity Fund                  5,761          56,904

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value
 Fund                                552,353         73,664         478,689
American Century VP Growth
 Fund                                 75,217            226          74,991
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           439,299        679,336        (240,037)
AllianceBernstein VPS
 International Value
 Portfolio                           650,869      1,049,391        (398,522)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           396,288        514,821        (118,533)
AllianceBernstein VPS Value
 Portfolio                            47,435         90,350         (42,915)
AllianceBernstein VPS
 International Growth
 Portfolio                            86,507        291,885        (205,378)
Invesco Van Kampen V.I. Value
 Opportunities Fund*              13,114,164     26,087,370     (12,973,206)
Invesco V.I. Core Equity Fund      1,115,313      4,559,133      (3,443,820)
Invesco V.I. Government
 Securities Fund                  99,178,293    145,157,183     (45,978,890)
Invesco V.I. International
 Growth Fund                       4,272,393     19,614,262     (15,341,869)
Invesco V.I. Mid Cap Core
 Equity Fund                      12,194,218     37,074,216     (24,879,998)
Invesco V.I. Small Cap Equity
 Fund                              1,053,451      2,889,944      (1,836,493)
Invesco V.I. Balanced Risk
 Allocation Fund                   1,001,361        496,475         504,886
Invesco V.I. Diversified
 Dividend Fund*                       31,750         14,482          17,268
American Century VP Mid Cap
 Value Fund                           11,601          1,997           9,604
American Funds Global Bond
 Fund                              2,712,691      6,640,490      (3,927,799)
American Funds Global Growth
 and Income Fund                   1,465,990      9,989,128      (8,523,138)
American Funds Asset
 Allocation Fund                   3,214,019     17,025,894     (13,811,875)
American Funds Blue Chip
 Income and Growth Fund           34,809,996    138,499,358    (103,689,362)
American Funds Bond Fund           7,054,528     14,805,725      (7,751,197)
American Funds Global Growth
 Fund                              1,022,810      6,977,452      (5,954,642)
American Funds Growth Fund         3,388,928     43,167,523     (39,778,595)
American Funds Growth-Income
 Fund                              3,028,129     38,122,417     (35,094,288)
American Funds International
 Fund                              1,748,251     10,941,067      (9,192,816)
American Funds New World Fund        654,365      3,439,684      (2,785,319)
American Funds Global Small
 Capitalization Fund                 652,999      4,318,826      (3,665,827)
Wells Fargo Advantage VT
 Omega Growth Fund                    14,685         44,905         (30,220)
Fidelity VIP Growth Portfolio        251,875        448,433        (196,558)
Fidelity VIP Contrafund
 Portfolio                         1,715,329      1,895,443        (180,114)
Fidelity VIP Mid Cap
 Portfolio                           490,097      1,500,602      (1,010,505)
Fidelity VIP Value Strategies
 Portfolio                           418,584        362,841          55,743
Fidelity VIP Dynamic Capital
 Appreciation Portfolio              206,118        141,371          64,747
Fidelity VIP Strategic Income
 Portfolio                            73,662         45,399          28,263
Franklin Rising Dividends
 Securities Fund                   2,797,216     10,443,896      (7,646,680)
Franklin Income Securities
 Fund                              3,542,988     26,607,477     (23,064,489)
Franklin Large Cap Growth
 Securities Fund                     858,202      2,996,455      (2,138,253)
Franklin Global Real Estate
 Securities Fund                      35,280         76,028         (40,748)
Franklin Small-Mid Cap Growth
 Securities Fund                   2,537,421      6,995,176      (4,457,755)
Franklin Small Cap Value
 Securities Fund                   3,257,711      4,960,610      (1,702,899)
Franklin Strategic Income
 Securities Fund                   6,268,678     11,664,199      (5,395,521)
Mutual Shares Securities Fund      1,773,879     16,092,055     (14,318,176)
Templeton Developing Markets
 Securities Fund                   1,045,147      2,471,982      (1,426,835)
Templeton Foreign Securities
 Fund                              2,681,895      7,773,296      (5,091,401)
Templeton Growth Securities
 Fund                              1,647,906      9,331,438      (7,683,532)
Mutual Global Discovery
 Securities Fund                     800,850      7,015,944      (6,215,094)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Flex Cap Growth
 Securities Fund                   1,700,845      2,637,049        (936,204)
Franklin Large Cap Value
 Securities Fund                   1,438,605      1,999,872        (561,267)
Templeton Global Bond
 Securities Fund                   1,348,759      2,210,036        (861,277)
Hartford Balanced HLS Fund*          437,771        561,960        (124,189)
Hartford Total Return Bond
 HLS Fund                          6,914,037      9,503,682      (2,589,645)
Hartford Capital Appreciation
 HLS Fund                          3,584,771     14,395,111     (10,810,340)
Hartford Dividend and Growth
 HLS Fund                          2,565,496      8,401,274      (5,835,778)
Hartford Global Research HLS
 Fund                                 72,490         30,945          41,545
Hartford Global Growth HLS
 Fund                                 82,243        112,009         (29,766)
Hartford Disciplined Equity
 HLS Fund                            520,925      1,887,314      (1,366,389)
Hartford Growth HLS Fund             295,354      1,069,221        (773,867)
Hartford Growth Opportunities
 HLS Fund                            788,401      3,581,041      (2,792,640)
Hartford High Yield HLS Fund       1,861,355      1,782,752          78,603
Hartford Index HLS Fund            1,621,727        115,977       1,505,750
Hartford International
 Opportunities HLS Fund            1,051,452      1,209,343        (157,891)
Hartford Small/Mid Cap Equity
 HLS Fund                            305,239        336,444         (31,205)
Hartford Money Market HLS
 Fund                            353,739,480    475,714,343    (121,974,863)
Hartford Small Company HLS
 Fund                                220,545        469,090        (248,545)
Hartford SmallCap Growth HLS
 Fund                                323,096        388,811         (65,715)
Hartford Stock HLS Fund              347,056        103,978         243,078
Hartford U.S. Government
 Securities HLS Fund               2,782,331      2,899,764        (117,433)
Hartford Value HLS Fund              773,145        840,229         (67,084)
American Funds Asset
 Allocation HLS Fund                 752,204      1,437,191        (684,987)
American Funds Blue Chip
 Income and Growth HLS Fund        1,310,377        953,436         356,941
American Funds Bond HLS Fund       2,679,529      3,184,773        (505,244)
American Funds Global Bond
 HLS Fund                            299,773        935,836        (636,063)
American Funds Global Growth
 and Income HLS Fund                 454,527      1,834,999      (1,380,472)
American Funds Global Growth
 HLS Fund                            110,506        598,127        (487,621)
American Funds Global Small
 Capitalization HLS Fund             280,391      1,373,163      (1,092,772)
American Funds Growth HLS
 Fund                              2,653,126      5,735,148      (3,082,022)
American Funds Growth-Income
 HLS Fund                          2,073,038      3,276,188      (1,203,150)
American Funds International
 HLS Fund                          1,984,036      3,688,004      (1,703,968)
American Funds New World HLS
 Fund                                606,539      1,338,934        (732,395)
Hartford Portfolio
 Diversifier HLS Fund             18,851,848        746,117      18,105,731
Lord Abbett Fundamental
 Equity Fund                         621,117         96,815         524,302
Lord Abbett Calibrated
 Dividend Growth Fund*                95,539        296,225        (200,686)
Lord Abbett Bond Debenture
 Fund                              1,265,885      1,790,438        (524,553)
Lord Abbett Growth and Income
 Fund                                102,322        230,066        (127,744)
MFS Core Equity Series               189,791        537,347        (347,556)
MFS Growth Series                  4,544,245      4,507,875          36,370
MFS Global Equity Series             594,959        681,607         (86,648)
MFS High Income Series             4,207,434      5,926,211      (1,718,777)
MFS Investors Growth Stock
 Series                            1,380,416      2,828,474      (1,448,058)
MFS Investors Trust Series         2,686,448      9,370,830      (6,684,382)
MFS Mid Cap Growth Series          1,628,572      4,278,092      (2,649,520)
MFS New Discovery Series           2,305,327      6,553,226      (4,247,899)
MFS Total Return Series            2,778,973     14,328,025     (11,549,052)
MFS Value Series                   3,458,771      7,296,753      (3,837,982)
MFS Research Bond Series           8,562,492      7,849,196         713,296

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS Research International
 Series                              342,483      1,049,363        (706,880)
MFS Research Series                  822,828      1,052,032        (229,204)
BlackRock Global Allocation
 V.I. Fund                           232,386         47,964         184,422
BlackRock Global
 Opportunities V.I. Fund               1,539         12,961         (11,422)
BlackRock Large Cap Growth
 V.I. Fund                             2,085         31,334         (29,249)
BlackRock Equity Dividend
 V.I. Fund                           611,531         68,877         542,654
UIF Mid Cap Growth Portfolio         304,734        818,198        (513,464)
Invesco Van Kampen V.I.
 American Value Fund*                596,361        825,214        (228,853)
Morgan Stanley Focus Growth
 Portfolio                            42,613         81,381         (38,768)
Morgan Stanley Multi Cap
 Growth Portfolio                     61,172        148,434         (87,262)
Morgan Stanley Mid Cap Growth
 Portfolio                            31,192         56,098         (24,906)
Morgan Stanley Flexible
 Income Portfolio                     16,191         10,616           5,575
BlackRock Capital
 Appreciation V.I. Fund              630,709         88,636         542,073
Oppenheimer Capital
 Appreciation Fund/VA                 25,492         69,323         (43,831)
Oppenheimer Global Securities
 Fund/VA                             132,473        717,452        (584,979)
Oppenheimer Main Street
 Fund/VA                             227,314        240,231         (12,917)
Oppenheimer Main Street
 Small- & Mid-Cap Fund/VA            392,985        823,307        (430,322)
Oppenheimer Value Fund/VA             25,862         40,449         (14,587)
Putnam VT Diversified Income
 Fund                              1,305,278      1,669,191        (363,913)
Putnam VT Global Asset
 Allocation Fund                     151,647        104,313          47,334
Putnam VT International Value
 Fund                                 45,534         69,066         (23,532)
Putnam VT International
 Equity Fund                          18,709         43,460         (24,751)
Putnam VT Investors Fund               7,470          3,612           3,858
Putnam VT Small Cap Value
 Fund                                116,623        203,309         (86,686)
Putnam VT Voyager Fund               571,659         95,221         476,438
Putnam VT Equity Income Fund          32,292         19,608          12,684
PIMCO All Asset Fund                 126,442         14,454         111,988
PIMCO EqS Pathfinder Fund            531,896         54,765         477,131
PIMCO Global Multi-Asset Fund         46,414          2,695          43,719
Jennison 20/20 Focus
 Portfolio                            19,545        142,279        (122,734)
Jennison Portfolio                        --             --              --
Prudential Value Portfolio                72            196            (124)
Prudential Series
 International Growth                     --             --              --
Invesco Van Kampen V.I.
 Growth and Income Fund               91,798      1,036,507        (944,709)
Invesco Van Kampen V.I.
 Comstock Fund                         4,308         37,397         (33,089)
Invesco Van Kampen V.I.
 American Franchise Fund*          9,990,131     42,747,812     (32,757,681)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund*                  2,133,671      4,593,503      (2,459,832)
Wells Fargo Advantage VT
 Index Asset Allocation Fund          30,793        249,619        (218,826)
Wells Fargo Advantage VT
 Total Return Bond Fund              546,272      1,106,586        (560,314)
Wells Fargo Advantage VT
 Intrinsic Value Fund                 14,340        544,370        (530,030)
Wells Fargo Advantage VT
 International Equity Fund            12,925         36,317         (23,392)
Wells Fargo Advantage VT
 Small Cap Growth Fund                55,003        338,717        (283,714)
Wells Fargo Advantage VT
 Discovery Fund                       14,376         28,807         (14,431)
Wells Fargo Advantage VT
 Small Cap Value Fund                  3,706         19,077         (15,371)
Wells Fargo Advantage VT
 Opportunity Fund                        436          3,873          (3,437)

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value
 Fund                                133,548          9,676         123,872
American Century VP Growth
 Fund                                    110             --             110
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           586,981        779,632        (192,651)
AllianceBernstein VPS
 International Value
 Portfolio                         1,169,940        868,335         301,605
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           568,428        911,175        (342,747)
AllianceBernstein VPS Value
 Portfolio                            75,020         50,645          24,375
AllianceBernstein VPS
 International Growth
 Portfolio                           118,236        179,348         (61,112)
Invesco V.I. Basic Value Fund      7,481,190     31,955,216     (24,474,026)
Invesco V.I. Capital
 Appreciation Fund                 4,398,978     13,699,922      (9,300,944)
Invesco V.I. Core Equity Fund      2,395,591      6,261,895      (3,866,304)
Invesco V.I. Government
 Securities Fund                 107,974,853    205,436,607     (97,461,754)
Invesco V.I. International
 Growth Fund                       9,882,916     20,838,348     (10,955,432)
Invesco V.I. Mid Cap Core
 Equity Fund                      17,150,321     43,345,511     (26,195,190)
Invesco V.I. Small Cap Equity
 Fund                              5,334,111      6,297,297        (963,186)
Invesco V.I. Capital
 Development Fund                  7,069,734      4,979,185       2,090,549
Invesco V.I. Balanced Risk
 Allocation Fund                   2,134,814      1,566,241         568,573
Invesco V.I. Dividend Growth
 Fund                                 20,944         23,115          (2,171)
American Century VP Mid Cap
 Value Fund                           10,899            484          10,415
American Funds Global Bond
 Fund                              6,735,504      7,947,523      (1,212,019)
American Funds Global Growth
 and Income Fund                   1,964,000     10,459,028      (8,495,028)
American Funds Asset
 Allocation Fund                   3,543,375     18,631,630     (15,088,255)
American Funds Blue Chip
 Income and Growth Fund           28,449,586    155,321,457    (126,871,871)
American Funds Bond Fund           7,343,492     20,783,471     (13,439,979)
American Funds Global Growth
 Fund                              1,642,727      7,859,229      (6,216,502)
American Funds Growth Fund         6,740,501     49,542,608     (42,802,107)
American Funds Growth-Income
 Fund                              4,976,800     41,178,195     (36,201,395)
American Funds International
 Fund                              3,180,935     12,058,159      (8,877,224)
American Funds New World Fund      1,067,567      4,806,159      (3,738,592)
American Funds Global Small
 Capitalization Fund               1,398,697      6,209,217      (4,810,520)
Wells Fargo Advantage VT
 Omega Growth Fund                    13,687         41,527         (27,840)
Fidelity VIP Growth Portfolio        865,130        380,723         484,407
Fidelity VIP Contrafund
 Portfolio                         1,327,082      1,801,690        (474,608)
Fidelity VIP Mid Cap
 Portfolio                         1,275,729      1,619,646        (343,917)
Fidelity VIP Value Strategies
 Portfolio                           178,184        315,043        (136,859)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio              165,370        175,754         (10,384)
Fidelity VIP Strategic Income
 Portfolio                            92,389         29,160          63,229
Franklin Rising Dividends
 Securities Fund                   5,544,282     10,840,631      (5,296,349)
Franklin Income Securities
 Fund                              8,271,366     26,433,420     (18,162,054)
Franklin Large Cap Growth
 Securities Fund                   1,208,447      3,223,656      (2,015,209)
Franklin Global Real Estate
 Securities Fund                      27,127        107,508         (80,381)
Franklin Small-Mid Cap Growth
 Securities Fund                   4,931,134     11,366,735      (6,435,601)
Franklin Small Cap Value
 Securities Fund                   3,007,327      5,982,005      (2,974,678)
Franklin Strategic Income
 Securities Fund                   7,421,825     13,315,420      (5,893,595)
Mutual Shares Securities Fund      3,082,133     16,259,170     (13,177,037)
Templeton Developing Markets
 Securities Fund                   1,806,731      4,462,519      (2,655,788)
Templeton Foreign Securities
 Fund                              4,476,435      9,003,002      (4,526,567)
Templeton Growth Securities
 Fund                              2,282,342     10,051,803      (7,769,461)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Mutual Global Discovery
 Securities Fund                   2,802,196      7,286,930      (4,484,734)
Franklin Flex Cap Growth
 Securities Fund                   1,537,440      1,797,495        (260,055)
Franklin Large Cap Value
 Securities Fund                     932,548      1,177,864        (245,316)
Templeton Global Bond
 Securities Fund                   2,273,781      2,005,875         267,906
Hartford Advisers HLS Fund           520,665        348,063         172,602
Hartford Total Return Bond
 HLS Fund                          9,321,148     13,852,753      (4,531,605)
Hartford Capital Appreciation
 HLS Fund                          8,825,888     11,832,374      (3,006,486)
Hartford Dividend and Growth
 HLS Fund                          3,604,050      6,152,557      (2,548,507)
Hartford Global Research HLS
 Fund                                 40,352         23,473          16,879
Hartford Global Growth HLS
 Fund                                 86,530         68,175          18,355
Hartford Disciplined Equity
 HLS Fund                            869,792      1,607,769        (737,977)
Hartford Growth HLS Fund           1,155,003        978,253         176,750
Hartford Growth Opportunities
 HLS Fund                          1,886,146      3,254,130      (1,367,984)
Hartford High Yield HLS Fund       2,421,760      2,746,874        (325,114)
Hartford Index HLS Fund               87,382         14,461          72,921
Hartford International
 Opportunities HLS Fund              867,649        648,016         219,633
Hartford Small/Mid Cap Equity
 HLS Fund                            347,978        502,457        (154,479)
Hartford Money Market HLS
 Fund                            578,987,386    595,902,575     (16,915,189)
Hartford Small Company HLS
 Fund                                827,656        877,981         (50,325)
Hartford SmallCap Growth HLS
 Fund                              1,061,302        871,544         189,758
Hartford Stock HLS Fund               47,035         79,301         (32,266)
Hartford U.S. Government
 Securities HLS Fund               2,655,554      2,356,878         298,676
Hartford Value HLS Fund              337,526        372,372         (34,846)
American Funds Asset
 Allocation HLS Fund               1,136,749        632,101         504,648
American Funds Blue Chip
 Income and Growth HLS Fund          560,340        636,582         (76,242)
American Funds Bond HLS Fund       2,862,075      4,112,822      (1,250,747)
American Funds Global Bond
 HLS Fund                          1,138,276        709,122         429,154
American Funds Global Growth
 and Income HLS Fund                 437,873      1,110,953        (673,080)
American Funds Global Growth
 HLS Fund                            384,337        540,943        (156,606)
American Funds Global Small
 Capitalization HLS Fund             857,535      1,362,251        (504,716)
American Funds Growth HLS
 Fund                              2,651,017      4,682,444      (2,031,427)
American Funds Growth-Income
 HLS Fund                          1,178,560      2,199,624      (1,021,064)
American Funds International
 HLS Fund                          3,198,608      2,731,905         466,703
American Funds New World HLS
 Fund                                825,584      1,725,653        (900,069)
Hartford Portfolio
 Diversifier HLS Fund              3,795,139         86,193       3,708,946
Lord Abbett Fundamental
 Equity Fund                         285,616         16,858         268,758
Lord Abbett Capital Structure
 Fund                                402,101        234,097         168,004
Lord Abbett Bond Debenture
 Fund                              1,190,983      1,432,081        (241,098)
Lord Abbett Growth and Income
 Fund                                180,697        354,716        (174,019)
MFS Core Equity Series               281,589        620,912        (339,323)
MFS Growth Series                  5,027,380      4,446,292         581,088
MFS Global Equity Series             422,530        541,933        (119,403)
MFS High Income Series             5,510,519      9,056,210      (3,545,691)
MFS Investors Growth Stock
 Series                            2,685,612      2,742,039         (56,427)
MFS Investors Trust Series         2,290,951      8,665,508      (6,374,557)
MFS Mid Cap Growth Series          2,442,755      9,637,195      (7,194,440)
MFS New Discovery Series           6,042,332      8,886,605      (2,844,273)
MFS Total Return Series            4,014,340     15,693,632     (11,679,292)
MFS Value Series                   3,353,413      5,414,491      (2,061,078)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS Research Bond Series          10,651,041     11,588,658        (937,617)
MFS Research International
 Series                              637,384        976,911        (339,527)
MFS Research Series                1,278,412      1,366,426         (88,014)
BlackRock Global Allocation
 V.I. Fund                            62,161            108          62,053
BlackRock Global
 Opportunities V.I. Fund               2,092         18,982         (16,890)
BlackRock Large Cap Growth
 V.I. Fund                            31,356         40,264          (8,908)
BlackRock Equity Dividend
 V.I. Fund                           172,642          3,934         168,708
UIF Mid Cap Growth Portfolio         726,444        825,798         (99,354)
Invesco Van Kampen V.I. Mid
 Cap Value Fund                      341,667        414,049         (72,382)
Morgan Stanley Focus Growth
 Portfolio                           146,305        144,709           1,596
Morgan Stanley Multi Cap
 Growth Portfolio                     26,125        157,370        (131,245)
Morgan Stanley Mid Cap Growth
 Portfolio                           113,310        105,107           8,203
Morgan Stanley Flexible
 Income Portfolio                     23,451         17,308           6,143
BlackRock Capital
 Appreciation V.I. Fund              169,938          2,085         167,853
Oppenheimer Capital
 Appreciation Fund/VA                 27,775         39,640         (11,865)
Oppenheimer Global Securities
 Fund/VA                             498,380        557,828         (59,448)
Oppenheimer Main Street
 Fund/VA                             206,850        115,990          90,860
Oppenheimer Main Street
 Small- & Mid-Cap Fund/VA            295,242        576,103        (280,861)
Oppenheimer Value Fund/VA             61,001         38,147          22,854
Putnam VT Diversified Income
 Fund                                587,244      1,868,452      (1,281,208)
Putnam VT Global Asset
 Allocation Fund                      47,187         85,318         (38,131)
Putnam VT International Value
 Fund                                 20,012         15,230           4,782
Putnam VT International
 Equity Fund                          30,389         31,002            (613)
Putnam VT Investors Fund               3,378          1,932           1,446
Putnam VT Small Cap Value
 Fund                                223,266        153,053          70,213
Putnam VT Voyager Fund               174,437         12,388         162,049
Putnam VT Equity Income Fund          37,905          5,818          32,087
PIMCO All Asset Fund                  31,313            124          31,189
PIMCO EqS Pathfinder Fund            138,379          1,913         136,466
PIMCO Global Multi-Asset Fund         27,351             --          27,351
Jennison 20/20 Focus
 Portfolio                            49,268         31,721          17,547
Jennison Portfolio                        --         72,965         (72,965)
Prudential Value Portfolio            32,946         80,767         (47,821)
Prudential Series
 International Growth                 36,866             --          36,866
Invesco Van Kampen V.I.
 Growth and Income Fund              397,375        832,940        (435,565)
Invesco Van Kampen V.I.
 Comstock Fund                        10,749         30,087         (19,338)
Invesco Van Kampen V.I.
 Capital Growth Fund              11,048,418      9,969,917       1,078,501
Wells Fargo Advantage VT
 Index Asset Allocation Fund           2,145        169,811        (167,666)
Wells Fargo Advantage VT
 Total Return Bond Fund              634,038      1,451,758        (817,720)
Wells Fargo Advantage VT
 Intrinsic Value Fund                129,104        706,192        (577,088)
Wells Fargo Advantage VT
 International Equity Fund            18,893         40,614         (21,721)
Wells Fargo Advantage VT
 Small Cap Growth Fund               144,024        509,672        (365,648)
Wells Fargo Advantage VT
 Discovery Fund                       21,001         38,396         (17,395)
Wells Fargo Advantage VT
 Small Cap Value Fund                  1,508          9,590          (8,082)
Wells Fargo Advantage VT
 Opportunity Fund                      9,099          7,986           1,113

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2012                                   602,561      $11.098644      to      $11.299348          $6,759,844
 2011                                   123,872        9.832919      to        9.911162           1,224,520
AMERICAN CENTURY VP GROWTH
 FUND
 2012                                    75,101       10.128418      to       10.298559             765,045
 2011                                       110        9.119972      to        9.119972               1,004
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                                 3,030,432       14.160826      to       14.221715          32,333,240
 2011                                 3,270,469       12.552780      to       12.887048          31,195,540
 2010                                 3,463,120       13.013398      to       13.657129          34,349,623
 2009                                 3,097,549        9.114205      to       12.721089          28,139,542
 2008                                 1,637,255        7.330877      to        7.429046          12,085,723
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                                 5,518,052       11.774115      to       12.248184          35,173,259
 2011                                 5,916,574       10.362271      to       11.024641          33,537,808
 2010                                 5,614,969       12.965766      to       14.066329          40,067,814
 2009                                 5,442,097        6.886029      to       13.862706          37,579,414
 2008                                 2,961,422        5.088962      to        5.163673          15,187,727
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2012                                 1,355,729       17.919889      to       19.116247          17,360,732
 2011                                 1,474,262       15.095870      to       16.585689          16,027,815
 2010                                 1,817,009       16.602960      to       18.656812          21,610,686
 2009                                   975,129       13.181415      to       15.157142           9,182,618
 2008                                   837,521        6.627915      to        6.725040           5,589,361
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                                   127,984        9.326908      to       14.015967           1,166,545
 2011                                   170,899        8.141254      to       12.462581           1,373,981
 2010                                   146,524        8.532977      to       13.306209           1,250,549
 2009                                   157,063        7.500797      to        7.723828           1,211,305
 2008                                    96,592        6.363950      to        6.435801             618,256
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                   995,976        8.024004      to       14.576755           7,813,720
 2011                                 1,201,354        7.022522      to       13.001977           8,296,426
 2010                                 1,262,466        8.459877      to       15.918710          10,584,364
 2009                                 1,400,767        7.555373      to       14.530519          10,578,825
 2008                                 1,069,518        5.397825      to        5.477105           5,817,476
INVESCO VAN KAMPEN V.I. VALUE
 OPPORTUNITIES FUND+
 2012                                63,041,114        1.290481      to       16.684637          74,300,215
 2011                                76,014,320        1.105738      to       14.577489          77,709,249
 2010                               100,488,346        1.150245      to       15.463136         107,250,371
 2009                               140,628,597        1.080634      to       14.813450         141,583,993
 2008                               129,593,925        0.665662      to        0.736367          90,052,859

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2012                           0.50%     to       1.50%      1.86%     to       1.97%      12.87%     to       14.01%
 2011                           0.50%     to       1.50%      0.91%     to       1.35%      (1.67)%    to       (0.89)%
AMERICAN CENTURY VP GROWTH
 FUND
 2012                           0.50%     to       1.50%      0.36%     to       0.83%      11.80%     to       12.92%
 2011                           0.50%     to       0.50%        --      to         --       (8.80)%    to       (8.80)%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                           0.50%     to       2.70%      1.92%     to       1.92%      10.36%     to       12.81%
 2011                           0.50%     to       2.70%      2.11%     to       2.24%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      0.97%     to       2.50%       7.36%     to        9.75%
 2009                           0.85%     to       2.70%      0.85%     to       0.85%      21.14%     to       23.40%
 2008                           0.85%     to       2.45%      1.93%     to       3.40%     (29.40)%    to      (28.64)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                           0.50%     to       2.75%      1.26%     to       1.46%      11.10%     to       13.62%
 2011                           0.50%     to       2.75%      4.08%     to       4.38%     (21.62)%    to      (19.84)%
 2010                           0.30%     to       2.75%      2.51%     to       2.59%       1.47%     to        3.99%
 2009                           0.75%     to       2.75%      1.75%     to       3.21%      30.72%     to       33.36%
 2008                           0.75%     to       2.50%        --      to         --      (52.73)%    to      (52.18)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2012                           0.30%     to       2.75%      0.28%     to       0.29%      15.26%     to       18.11%
 2011                           0.50%     to       2.75%      0.23%     to       0.26%     (11.10)%    to       (9.08)%
 2010                           0.50%     to       2.75%      0.17%     to       0.27%      23.16%     to       25.96%
 2009                           0.50%     to       2.70%        --      to         --       31.81%     to       38.86%
 2008                           0.75%     to       2.50%        --      to         --      (38.49)%    to      (37.77)%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                           0.85%     to       2.70%      1.15%     to       1.69%      12.46%     to       14.56%
 2011                           0.85%     to       2.70%      1.19%     to       1.23%      (6.34)%    to       (4.59)%
 2010                           0.85%     to       2.70%      0.13%     to       1.70%       8.45%     to       10.48%
 2009                           0.85%     to       2.45%      3.17%     to       3.54%      18.11%     to       20.01%
 2008                           0.85%     to       2.20%        --      to         --      (39.68)%    to      (39.14)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                           0.85%     to       2.75%      1.42%     to       1.42%      12.11%     to       14.26%
 2011                           0.85%     to       2.75%      2.78%     to       2.94%     (18.32)%    to      (16.76)%
 2010                           0.75%     to       2.75%      1.84%     to       1.86%       9.55%     to       11.77%
 2009                           0.85%     to       2.75%      4.39%     to       4.39%      35.46%     to       38.06%
 2008                           0.75%     to       2.50%        --      to         --      (48.31)%    to      (47.70)%
INVESCO VAN KAMPEN V.I. VALUE
 OPPORTUNITIES FUND+
 2012                           0.85%     to       2.80%      1.43%     to       1.46%      14.45%     to       16.71%
 2011                           0.85%     to       2.80%      0.86%     to       0.87%      (5.73)%    to       (3.87)%
 2010                           0.85%     to       2.80%      0.26%     to       0.59%       4.39%     to        6.44%
 2009                           0.85%     to       2.80%      1.44%     to       1.69%      43.92%     to       46.75%
 2008                           0.85%     to       2.55%      0.92%     to       0.96%     (52.98)%    to      (52.18)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2012                                11,898,914      $14.548531      to      $14.694872        $150,085,542
 2011                                15,342,734       12.998894      to       13.157943         173,197,462
 2010                                19,209,038       13.102525      to       13.533453         221,049,165
 2009                                22,425,144        9.264497      to       12.697518         239,994,420
 2008                                23,035,719        7.300601      to        8.328570         196,232,507
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                               417,384,035        1.493465      to       10.760303         570,722,972
 2011                               463,362,925        1.469836      to       10.798522         630,092,419
 2010                               560,824,679        1.373740      to       10.291202         717,515,209
 2009                               654,236,729        1.314467      to       10.041028         807,517,157
 2008                               880,321,619        1.198564      to        1.325847       1,103,726,475
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                                62,561,007       14.555785      to       15.649249         179,099,294
 2011                                77,902,876       12.667199      to       13.929807         184,766,004
 2010                                88,806,753       13.660318      to       15.377007         220,293,502
 2009                               105,872,803       12.155095      to       14.004381         224,332,816
 2008                               104,393,779        1.289787      to        6.439210         153,766,478
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                                99,059,893       14.042863      to       14.137527         176,825,801
 2011                               123,939,891       12.758355      to       13.103319         202,356,895
 2010                               150,135,081       13.714290      to       14.393534         264,180,937
 2009                               176,230,138        1.668104      to       12.978635         275,873,635
 2008                               190,237,301        1.167979      to        1.291991         232,714,670
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                                 7,433,990       16.472537      to       16.643733         115,464,633
 2011                                 9,270,483       14.687915      to       14.873553         129,411,744
 2010                                10,233,669       14.878357      to       15.407794         147,413,717
 2009                                10,428,859       11.627684      to       12.333851         120,693,959
 2008                                10,669,710        7.574625      to        9.512314         104,456,902
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                                 2,056,847       11.658928      to       12.138297          24,508,501
 2011                                 1,551,961       10.831402      to       11.043461          16,977,551
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                                    33,339       11.144356      to       11.315423             374,320
 2011                                    16,071        9.624256      to        9.689302             155,299
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                                    20,019       11.065449      to       11.279374             222,746
 2011                                    10,415        9.664327      to        9.753198             100,866
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                                18,858,203       12.209321      to       12.236047         250,979,429
 2011                                22,786,002       11.572225      to       11.849529         290,358,620
 2010                                23,998,021       11.142028      to       11.656969         297,836,946
 2009                                25,055,459       11.391928      to       12.351206         300,655,023
 2008                                24,291,410       10.931491      to       11.355894         270,406,970
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                                35,231,469      $15.445997      to       16.514694         405,177,758
 2011                                43,754,607       13.224868      to       14.439786         434,840,746
 2010                                52,249,635       13.990010      to       15.599767         553,565,519
 2009                                58,536,438        9.896204      to       14.344043         563,375,596
 2008                                61,773,066        6.817920      to        7.143265         432,262,076

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2012                           0.50%     to       2.80%      0.88%     to       0.98%      10.74%     to       13.05%
 2011                           0.50%     to       2.75%      1.01%     to       1.09%      (2.77)%    to       (0.79)%
 2010                           0.50%     to       2.75%      1.00%     to       1.09%       6.58%     to        8.70%
 2009                           0.85%     to       2.75%      1.98%     to       4.88%      24.82%     to       26.90%
 2008                           0.85%     to       2.55%      1.65%     to      15.17%     (31.90)%    to      (29.79)%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                           0.85%     to       2.80%      3.05%     to       3.30%      (0.35)%    to        1.61%
 2011                           0.85%     to       2.80%      2.87%     to       3.63%       4.93%     to        7.00%
 2010                           0.85%     to       2.80%      4.61%     to       7.34%       2.49%     to        4.51%
 2009                           0.85%     to       2.80%      4.53%     to       4.91%      (2.77)%    to       (0.86)%
 2008                           0.85%     to       2.55%      5.27%     to       5.42%       9.48%     to       11.36%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                           0.30%     to       2.80%      1.32%     to       1.42%      12.34%     to       14.91%
 2011                           0.30%     to       2.80%        --      to       0.96%      (9.32)%    to       (7.27)%
 2010                           0.30%     to       2.75%      1.71%     to       3.51%       9.80%     to       12.27%
 2009                           0.50%     to       2.75%      2.08%     to       2.12%      21.55%     to       31.58%
 2008                           0.75%     to       2.55%      0.62%     to       0.68%     (41.88)%    to      (37.60)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                           0.50%     to       2.80%        --      to       0.06%       7.89%     to       10.07%
 2011                           0.50%     to       2.80%      0.12%     to       0.30%      (8.96)%    to       (6.97)%
 2010                           0.50%     to       2.80%      0.03%     to       0.35%      10.96%     to       13.21%
 2009                           0.85%     to       2.75%      1.00%     to       1.38%      26.68%     to       29.11%
 2008                           0.85%     to       2.55%      1.30%     to       1.74%     (30.32)%    to      (29.12)%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                           0.30%     to       2.80%        --      to         --       10.75%     to       13.32%
 2011                           0.30%     to       2.80%        --      to         --       (3.47)%    to       (1.28)%
 2010                           0.30%     to       2.80%        --      to         --       24.99%     to       27.83%
 2009                           0.50%     to       2.75%      0.08%     to       0.23%      16.28%     to       18.00%
 2008                           0.85%     to       2.55%        --      to         --      (33.04)%    to      (29.50)%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                           0.50%     to       2.75%      0.76%     to       1.29%       7.64%     to       10.09%
 2011                           0.30%     to       2.75%        --      to         --        8.31%     to       10.43%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                           1.35%     to       2.20%      1.82%     to       1.84%      15.79%     to       16.78%
 2011                           1.35%     to       2.20%        --      to         --       (3.76)%    to       (3.11)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                           0.50%     to       1.50%      2.03%     to       2.33%      14.50%     to       15.65%
 2011                           0.50%     to       1.50%      0.70%     to       0.96%      (3.36)%    to       (2.47)%
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                           0.65%     to       2.80%      1.93%     to       2.23%       3.26%     to        5.51%
 2011                           0.65%     to       2.80%      3.89%     to       4.22%       1.65%     to        3.86%
 2010                           0.65%     to       2.80%      3.34%     to       6.43%       2.33%     to        4.55%
 2009                           0.85%     to       2.80%      1.07%     to       1.52%       7.03%     to        8.77%
 2008                           0.85%     to       2.55%      5.81%     to       6.12%       0.88%     to        2.61%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                           0.65%     to       2.75%      2.51%     to       2.56%      14.37%     to       16.80%
 2011                           0.65%     to       2.75%      2.78%     to       3.49%      (7.44)%    to       (5.47)%
 2010                           0.65%     to       2.75%      3.29%     to       3.98%       8.75%     to       11.06%
 2009                           0.85%     to       2.75%      2.45%     to       4.54%      35.93%     to       38.54%
 2008                           0.85%     to       2.55%      2.41%     to       2.41%     (42.65)%    to      (41.67)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                                66,582,529      $15.080782      to      $15.187357      $ 1,003,590,407
 2011                                80,394,404       13.156241      to       13.347677        1,060,599,005
 2010                                95,482,659       13.072647      to       13.551269        1,263,710,519
 2009                               110,121,440       12.386762      to       13.181732        1,315,830,916
 2008                               125,356,837        9.236588      to       10.837267        1,227,623,202
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                               506,585,479       15.020566      to       15.403526          578,212,877
 2011                               610,274,841       13.563831      to       13.613919          622,184,166
 2010                               737,146,712       13.827471      to       14.076226          767,672,843
 2009                               852,132,365        1.027151      to       12.887096          802,148,242
 2008                               970,925,678        0.708958      to        0.817424          726,259,062
AMERICAN FUNDS BOND FUND
 2012                                58,235,722       12.362435      to       12.399383          897,788,604
 2011                                65,986,919       11.808492      to       12.101132          981,847,060
 2010                                79,426,898       11.201828      to       11.728856        1,132,938,306
 2009                                88,782,576       11.331571      to       14.955291        1,210,172,832
 2008                                85,570,323       11.336185      to       13.354404        1,052,329,260
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                                23,297,560       15.224659      to       16.840885          368,355,610
 2011                                29,252,202       12.502940      to       14.130584          384,303,431
 2010                                35,468,704       13.811815      to       15.949598          521,075,931
 2009                                42,042,116       14.414604      to       14.678047          564,442,292
 2008                                47,022,498        7.177236      to       10.185296          451,115,905
AMERICAN FUNDS GROWTH FUND
 2012                               154,222,841       16.159627      to       17.232698        1,975,408,899
 2011                               194,001,436       13.796623      to       15.032330        2,146,707,670
 2010                               236,803,543       14.507099      to       16.150261        2,782,581,930
 2009                               278,473,601       10.036055      to       13.994219        2,810,286,971
 2008                               308,892,269        5.694785      to        7.238556        2,276,942,766
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                               143,073,284       15.280936      to       15.481384        2,013,947,619
 2011                               178,167,572       13.091810      to       13.551641        2,168,831,624
 2010                               214,368,967       13.422867      to       14.196547        2,698,200,188
 2009                               250,556,442       12.679438      to       13.102236        2,873,227,510
 2008                               281,377,923        8.412561      to        9.714458        2,497,519,431
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                                39,932,318       13.208125      to       14.967902          550,324,522
 2011                                49,125,134       11.275200      to       13.054980          584,899,178
 2010                                58,002,358       13.190771      to       15.605553          816,732,756
 2009                                66,689,461       14.527484      to       14.965713          892,966,418
 2008                                74,837,894        7.140203      to       10.209922          712,873,720
AMERICAN FUNDS NEW WORLD FUND
 2012                                10,721,388       14.573424      to       16.796944          278,279,326
 2011                                13,506,707       12.449689      to       14.653549          302,814,203
 2010                                17,245,299       14.561933      to       17.504054          457,449,652
 2009                                18,331,452       15.263363      to       25.730818          420,801,786
 2008                                18,467,416       14.217246      to       17.525901          288,741,037

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                           0.65%     to       2.80%      1.94%     to       2.00%      12.98%     to       15.44%
 2011                           0.65%     to       2.80%      1.86%     to       2.88%      (1.50)%    to        0.64%
 2010                           0.65%     to       2.80%      1.65%     to       4.11%       9.40%     to       11.78%
 2009                           0.70%     to       2.80%      3.14%     to       7.23%      20.56%     to       23.12%
 2008                           0.55%     to       2.55%      2.46%     to       2.61%     (31.29)%    to      (29.90)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                           0.65%     to       2.80%      2.04%     to       2.76%      10.74%     to       13.15%
 2011                           0.65%     to       2.80%      1.62%     to       2.37%      (3.64)%    to       (1.54)%
 2010                           0.65%     to       2.80%      2.97%     to       3.42%       9.23%     to       11.60%
 2009                           0.70%     to       2.80%      2.16%     to       6.46%      24.44%     to       27.08%
 2008                           0.55%     to       2.55%      2.00%     to       2.09%     (38.11)%    to      (36.85)%
AMERICAN FUNDS BOND FUND
 2012                           0.65%     to       2.80%      2.41%     to       2.58%       2.46%     to        4.69%
 2011                           0.65%     to       2.80%      3.69%     to       3.77%       3.17%     to        5.42%
 2010                           0.65%     to       2.80%      4.16%     to       5.14%       3.51%     to        5.76%
 2009                           0.55%     to       2.80%      3.20%     to      10.69%       9.50%     to       11.99%
 2008                           0.55%     to       2.55%      5.59%     to       5.66%     (11.63)%    to       (9.85)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                           0.65%     to       2.80%      0.50%     to       0.86%      19.18%     to       21.77%
 2011                           0.65%     to       2.80%      1.60%     to       1.96%     (11.40)%    to       (9.48)%
 2010                           0.65%     to       2.80%      1.02%     to       1.98%       8.66%     to       11.02%
 2009                           0.55%     to       2.80%      1.46%     to       2.00%      35.92%     to       41.52%
 2008                           0.55%     to       2.55%      1.68%     to       1.85%     (39.94)%    to      (38.73)%
AMERICAN FUNDS GROWTH FUND
 2012                           0.65%     to       2.80%      0.78%     to       0.79%      14.64%     to       17.13%
 2011                           0.65%     to       2.80%      0.64%     to       0.79%      (6.92)%    to       (4.90)%
 2010                           0.65%     to       2.80%      0.94%     to       1.22%      15.41%     to       17.91%
 2009                           0.55%     to       2.80%      0.59%     to       1.12%      32.07%     to       38.65%
 2008                           0.55%     to       2.55%      0.80%     to       0.83%     (45.39)%    to      (44.28)%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                           0.65%     to       2.80%      1.56%     to       1.66%      14.24%     to       16.72%
 2011                           0.65%     to       2.80%      1.68%     to       2.20%      (4.54)%    to       (2.47)%
 2010                           0.65%     to       2.80%      2.04%     to       2.30%       8.35%     to       10.71%
 2009                           0.55%     to       2.80%      1.39%     to       3.76%      24.90%     to       30.52%
 2008                           0.55%     to       2.55%      1.71%     to       1.76%     (39.42)%    to      (38.19)%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                           0.65%     to       2.80%      1.28%     to       1.51%      14.65%     to       17.14%
 2011                           0.65%     to       2.80%      1.80%     to       2.56%     (16.34)%    to      (14.52)%
 2010                           0.65%     to       2.80%      2.96%     to       4.35%       4.28%     to        6.54%
 2009                           0.55%     to       2.80%      1.58%     to       3.34%      37.18%     to       42.29%
 2008                           0.55%     to       2.55%      1.97%     to       2.09%     (43.58)%    to      (42.44)%
AMERICAN FUNDS NEW WORLD FUND
 2012                           0.65%     to       2.75%      1.04%     to       1.06%      14.63%     to       17.06%
 2011                           0.65%     to       2.75%      1.90%     to       2.11%     (16.28)%    to      (14.51)%
 2010                           0.65%     to       2.75%      1.59%     to       4.69%      14.68%     to       17.11%
 2009                           0.70%     to       2.75%      1.55%     to       2.77%      45.60%     to       48.61%
 2008                           0.55%     to       2.55%      1.32%     to       1.52%     (43.83)%    to      (42.69)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                                13,188,391      $14.519414      to      $17.854160        $226,841,763
 2011                                16,854,218       12.366148      to       15.536661         249,675,792
 2010                                21,664,738       15.393902      to       19.761879         404,601,423
 2009                                25,122,762       16.601381      to       17.875929         392,264,008
 2008                                25,065,083        7.836227      to       11.177252         246,757,458
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                                   104,126       13.572767      to       13.961098           1,432,385
 2011                                   134,346       11.559204      to       11.754063           1,566,101
 2010                                   162,186       12.547037      to       12.612644           2,040,318
FIDELITY VIP GROWTH PORTFOLIO
 2012                                   734,617       10.304407      to       16.387763           7,358,549
 2011                                   931,175        9.084006      to       14.716451           8,294,299
 2010                                   446,768        9.164587      to       15.124416           4,054,447
 2009                                   560,655        7.462172      to       12.544552           4,141,042
 2008                                   403,793        5.800294      to        5.886127           2,358,388
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                                 8,812,415       16.290581      to       16.359378          98,736,683
 2011                                 8,992,529       14.068742      to       14.478379          86,389,923
 2010                                 9,467,137       14.515135      to       15.308626          93,760,661
 2009                                 9,611,878       12.438700      to       13.457210          82,127,987
 2008                                 6,682,592        6.291088      to        6.384129          42,378,745
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                                 6,913,830       15.876932      to       17.250225          79,149,157
 2011                                 7,924,335       13.900375      to       15.477138          80,066,155
 2010                                 8,268,252       15.639395      to       17.845997          94,605,932
 2009                                 8,140,962       12.188298      to       14.266791          72,872,680
 2008                                 4,186,745        6.372199      to        6.466418          26,881,180
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                                   475,907       11.906677      to       22.119855           5,633,843
 2011                                   420,164        9.450521      to       17.884524           3,980,725
 2010                                   557,023       10.478206      to       20.200241           5,879,866
 2009                                   786,487        8.364557      to       16.426200           6,639,905
 2008                                   421,702        5.307455      to        5.368003           2,245,363
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                                   237,850       11.827863      to       18.033810           2,777,891
 2011                                   173,103        9.757881      to       15.155307           1,686,429
 2010                                   183,487       10.121386      to       16.013691           1,867,629
 2009                                   113,620        8.651675      to       13.943700           1,015,690
 2008                                   143,725        6.356132      to        6.404294             916,034
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                                   121,527       11.167056      to       14.039233           1,610,832
 2011                                    93,264       10.283412      to       12.774186           1,079,934
 2010                                    30,035       12.074240      to       12.266327             364,547
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                                40,176,164       15.618264      to       16.693201         662,298,788
 2011                                47,822,844       14.367859      to       14.978484         717,250,217
 2010                                53,119,193       13.918257      to       14.187159         765,099,095
 2009                                56,788,487       11.785164      to       11.863931         689,906,815
 2008                                63,290,958       10.091165      to       11.000356         666,810,750

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                           0.65%     to       2.80%      0.84%     to       1.38%      14.92%     to       17.41%
 2011                           0.65%     to       2.80%      1.15%     to       2.21%     (21.38)%    to      (19.67)%
 2010                           0.65%     to       2.80%      1.47%     to       2.09%      19.04%     to       21.62%
 2009                           0.85%     to       2.80%      0.28%     to       0.70%      54.15%     to       59.93%
 2008                           0.85%     to       2.55%        --      to         --      (54.70)%    to      (53.92)%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                           1.35%     to       2.50%        --      to         --       17.42%     to       18.78%
 2011                           1.35%     to       2.50%        --      to         --       (7.87)%    to       (6.81)%
 2010                           1.35%     to       2.50%        --      to         --       25.47%     to       26.13%
FIDELITY VIP GROWTH PORTFOLIO
 2012                           0.85%     to       2.70%      0.20%     to       0.34%      11.36%     to       13.43%
 2011                           0.85%     to       2.70%      0.12%     to       0.25%      (2.70)%    to       (0.88)%
 2010                           0.85%     to       2.70%      0.03%     to       0.03%      20.57%     to       22.81%
 2009                           0.85%     to       2.70%      0.17%     to       0.69%      24.56%     to       26.88%
 2008                           0.75%     to       2.50%      0.87%     to       2.52%     (43.76)%    to      (43.10)%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                           0.30%     to       2.75%      0.33%     to       1.00%      12.99%     to       15.79%
 2011                           0.30%     to       2.75%      0.62%     to       0.74%      (5.42)%    to       (3.08)%
 2010                           0.30%     to       2.75%      0.90%     to       1.06%      13.76%     to       16.58%
 2009                           0.50%     to       2.75%      2.47%     to       2.47%      24.39%     to       31.79%
 2008                           0.75%     to       2.50%      2.19%     to       3.04%     (40.61)%    to      (39.91)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                           0.30%     to       2.75%      0.39%     to       0.46%      11.46%     to       14.22%
 2011                           0.30%     to       2.75%      0.02%     to       0.02%     (13.27)%    to      (11.12)%
 2010                           0.30%     to       2.75%      0.12%     to       0.12%      25.09%     to       28.19%
 2009                           0.50%     to       2.75%      0.34%     to       0.92%      21.88%     to       35.96%
 2008                           0.75%     to       2.50%      0.16%     to       0.33%     (37.75)%    to      (37.02)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                           0.85%     to       2.70%      0.38%     to       0.56%      23.68%     to       25.99%
 2011                           0.85%     to       2.70%      0.38%     to       0.38%     (11.46)%    to       (9.81)%
 2010                           0.85%     to       2.70%      0.28%     to       0.33%      22.98%     to       25.27%
 2009                           0.85%     to       2.70%      0.54%     to       0.61%      52.97%     to       55.82%
 2008                           0.85%     to       2.20%      0.79%     to       4.57%     (49.20)%    to      (48.73)%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                           0.85%     to       2.70%      0.32%     to       0.82%      18.99%     to       21.21%
 2011                           0.85%     to       2.70%        --      to         --       (5.36)%    to       (3.59)%
 2010                           0.85%     to       2.70%      0.22%     to       0.22%      14.85%     to       16.99%
 2009                           0.85%     to       2.70%      0.02%     to       0.02%      32.17%     to       34.64%
 2008                           1.25%     to       2.15%      1.28%     to       1.62%     (38.19)%    to      (37.82)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                           0.30%     to       1.50%      3.09%     to       4.42%       8.59%     to        9.90%
 2011                           0.30%     to       1.50%      4.03%     to       6.29%       2.90%     to        4.14%
 2010                           0.30%     to       1.35%      4.18%     to       5.85%       7.77%     to        8.90%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                           0.30%     to       2.80%      1.63%     to       2.08%       8.87%     to       11.45%
 2011                           0.30%     to       2.75%      1.53%     to       4.77%       3.12%     to        5.58%
 2010                           0.30%     to       2.80%        --      to         --       17.32%     to       20.26%
 2009                           0.50%     to       2.80%        --      to         --       14.10%     to       17.85%
 2008                           0.85%     to       2.55%      1.86%     to       1.89%     (28.94)%    to      (27.72)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                               102,120,192      $15.388596      to      $16.841320      $ 1,719,573,259
 2011                               125,184,681       13.712449      to       15.374150        1,910,454,570
 2010                               143,346,735       13.446228      to       15.442759        2,187,102,744
 2009                               160,127,135       11.971516      to       14.094785        2,216,727,164
 2008                               165,132,386       10.385353      to       11.827442        1,752,120,045
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2012                                 8,233,202       12.895936      to       14.535767           96,872,740
 2011                                10,371,455       11.574093      to       13.302631          110,526,719
 2010                                12,386,664       11.851458      to       13.889879          136,454,998
 2009                                14,365,380       10.711239      to       12.800540          144,387,367
 2008                                15,968,201        7.561687      to        8.326926          125,964,840
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2012                                   427,626       16.267952      to       25.142071            8,388,156
 2011                                   468,374       13.130368      to       19.921270            7,344,646
 2010                                   548,755       14.312813      to       21.316773            9,241,856
 2009                                   637,074       12.309712      to       17.789569            9,000,416
 2008                                   785,874       10.604290      to       15.081477            9,475,830
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                                19,266,572       16.655423      to       17.369101          214,218,229
 2011                                23,724,327       15.079099      to       16.113728          242,450,445
 2010                                30,159,928       15.865896      to       17.412948          331,364,603
 2009                                32,796,484        9.231949      to       14.031014          289,505,463
 2008                                33,371,636        4.482015      to        6.485092          209,034,623
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                                 5,956,979       17.857456      to       17.965353           67,946,048
 2011                                 7,659,878       15.144592      to       15.597887           74,940,578
 2010                                10,634,556       15.801926      to       16.659671          108,345,626
 2009                                 6,741,933       12.356241      to       13.354695           55,570,910
 2008                                 8,378,810        6.021529      to        6.154292           52,560,862
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                                46,615,479       14.126080      to       15.291336          859,447,857
 2011                                52,011,000       12.575498      to       13.901316          867,439,928
 2010                                57,904,595       12.310267      to       13.909880          967,601,129
 2009                                59,876,681       11.124740      to       12.862796          925,656,939
 2008                                50,072,620        8.776149      to       12.729023          652,335,749
MUTUAL SHARES SECURITIES FUND
 2012                                61,262,938       14.625294      to       14.925091          910,064,471
 2011                                75,581,114       13.108724      to       13.165196        1,004,834,769
 2010                                88,758,151       13.297008      to       13.681947        1,221,861,828
 2009                               100,339,030       11.997004      to       12.653638        1,274,585,592
 2008                               105,165,586       10.174951      to       11.313602        1,104,945,522
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                                 7,081,848        9.532598      to       18.195185          138,758,886
 2011                                 8,508,683        8.495257      to       16.491969          152,028,455
 2010                                11,164,471       10.175555      to       19.932125          242,579,724
 2009                                12,316,364        8.732082      to       17.449578          235,582,011
 2008                                 9,464,965       12.027511      to       14.404613          112,605,404

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                           0.30%     to       2.80%      4.20%     to       6.26%       9.54%     to       12.22%
 2011                           0.30%     to       2.80%      6.05%     to      19.05%      (0.44)%    to        1.98%
 2010                           0.30%     to       2.80%      6.52%     to       6.52%       9.56%     to       12.21%
 2009                           0.50%     to       2.80%        --      to         --       19.72%     to       31.85%
 2008                           0.55%     to       2.55%      5.39%     to       5.91%     (31.43)%    to      (30.04)%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2012                           0.85%     to       2.80%      0.79%     to       0.84%       9.27%     to       11.42%
 2011                           0.85%     to       2.80%      0.65%     to       0.66%      (4.23)%    to       (2.34)%
 2010                           0.85%     to       2.80%      0.81%     to       0.82%       8.51%     to       10.65%
 2009                           0.85%     to       2.80%      1.41%     to       1.41%      26.15%     to       28.63%
 2008                           0.85%     to       2.55%      1.28%     to       1.33%     (36.18)%    to      (35.08)%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2012                           0.95%     to       2.80%        --      to         --       23.90%     to       26.21%
 2011                           0.95%     to       2.80%      7.75%     to       7.95%      (8.26)%    to       (6.55)%
 2010                           0.95%     to       2.80%      2.90%     to       2.90%      17.63%     to       19.83%
 2009                           0.95%     to       2.55%     12.70%     to      12.89%      16.08%     to       17.96%
 2008                           0.95%     to       2.55%      1.06%     to       1.08%     (43.85)%    to      (42.94)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                           0.30%     to       2.80%        --      to         --        7.79%     to       10.45%
 2011                           0.30%     to       2.80%        --      to         --       (7.46)%    to       (5.24)%
 2010                           0.50%     to       2.80%        --      to         --       24.10%     to       26.86%
 2009                           0.75%     to       2.80%        --      to         --       39.61%     to       42.36%
 2008                           0.75%     to       2.55%        --      to         --      (43.95)%    to      (39.50)%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                           0.30%     to       2.75%      0.42%     to       0.69%      15.18%     to       17.91%
 2011                           0.30%     to       2.75%      0.58%     to       1.45%      (6.48)%    to       (4.16)%
 2010                           0.30%     to       2.75%      0.57%     to       0.60%      24.75%     to       27.76%
 2009                           0.50%     to       2.75%        --      to         --       23.56%     to       25.65%
 2008                           0.85%     to       2.55%      1.00%     to       1.00%     (34.71)%    to      (33.59)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                           0.30%     to       2.80%      5.97%     to       6.85%      10.00%     to       12.33%
 2011                           0.30%     to       2.80%      5.14%     to       6.20%      (0.06)%    to        2.15%
 2010                           0.30%     to       2.80%      0.69%     to       4.02%       8.14%     to       10.55%
 2009                           0.50%     to       2.80%        --      to         --       11.25%     to       22.63%
 2008                           0.75%     to       2.55%      0.10%     to       7.08%     (13.94)%    to      (13.27)%
MUTUAL SHARES SECURITIES FUND
 2012                           0.30%     to       2.80%      1.97%     to       2.22%      11.09%     to       13.86%
 2011                           0.30%     to       2.80%      2.21%     to       2.37%      (3.78)%    to       (1.42)%
 2010                           0.30%     to       2.80%      1.59%     to       1.77%       8.13%     to       10.73%
 2009                           0.50%     to       2.80%      1.34%     to       1.34%      19.97%     to       22.57%
 2008                           0.70%     to       2.55%      2.94%     to       3.12%     (38.70)%    to      (37.55)%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                           0.75%     to       2.75%      1.01%     to       1.19%      10.33%     to       12.21%
 2011                           0.75%     to       2.75%      0.63%     to       0.95%     (18.17)%    to      (16.51)%
 2010                           0.75%     to       2.75%      1.70%     to       2.16%      14.23%     to       16.53%
 2009                           0.75%     to       2.75%        --      to         --       67.77%     to       71.16%
 2008                           0.85%     to       2.55%      3.02%     to       3.06%     (53.82)%    to      (53.02)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                                25,530,448      $14.177873      to      $15.014915        $324,020,727
 2011                                30,621,849       12.037378      to       13.059903         335,191,339
 2010                                35,148,416       13.526398      to       15.029693         439,606,183
 2009                                39,305,115       12.505424      to       14.257529         464,064,550
 2008                                44,395,837        8.211268      to        9.905208         391,326,688
TEMPLETON GROWTH SECURITIES
 FUND
 2012                                33,705,543       14.725005      to       15.056806         428,464,235
 2011                                41,389,075       12.228197      to       12.789762         443,684,083
 2010                                49,158,536       13.235127      to       14.139739         578,598,573
 2009                                56,734,405        8.295438      to       13.539810         634,592,844
 2008                                63,501,647        8.149626      to        9.996674         558,083,971
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                                22,385,208       13.776603      to       13.803965         443,171,915
 2011                                28,600,302       12.162700      to       12.498146         509,823,416
 2010                                33,085,036       12.649536      to       13.233093         625,736,977
 2009                                35,942,342       11.329533      to       12.158107         622,592,616
 2008                                34,555,722       14.666576      to       16.272435         510,476,533
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                                 4,107,370       14.446576      to       14.567498          47,222,276
 2011                                 5,043,574       13.469106      to       13.590297          54,062,540
 2010                                 5,303,629       14.164422      to       14.674408          60,718,522
 2009                                 5,711,918       10.523196      to       12.981022          57,258,381
 2008                                 5,262,657        7.477473      to        7.981607          40,416,653
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2012                                 2,181,390       11.514010      to       14.472108          23,412,764
 2011                                 2,742,657       10.147083      to       12.998546          26,172,768
 2010                                 2,987,973       10.802373      to       14.118514          30,620,372
 2009                                 2,892,137        9.534345      to       12.686720          26,397,874
 2008                                 2,791,875        7.106541      to        7.585679          20,461,652
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                                 9,846,675       14.217363      to       14.720601         140,426,200
 2011                                10,707,952       12.403534      to       13.160981         135,531,743
 2010                                10,440,046       12.561085      to       13.658852         135,811,251
 2009                                 8,491,030       11.012978      to       12.284599          98,263,968
 2008                                 3,938,294        9.818817      to        9.963562          38,964,928
HARTFORD BALANCED HLS FUND+
 2012                                 1,398,794       11.733583      to       15.495238          15,963,326
 2011                                 1,522,983       10.553187      to       14.210738          15,737,165
 2010                                 1,350,381       10.438913      to       14.333781          13,922,451
 2009                                 1,161,612        9.090703      to        9.379221          10,831,382
 2008                                   491,945        7.150381      to        7.252987           3,545,130
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                                59,560,748       13.067525      to       13.152914         724,071,588
 2011                                62,150,393       12.267804      to       12.490344         713,026,834
 2010                                66,681,998       11.500607      to       11.999561         724,922,708
 2009                                57,948,359       10.729090      to       11.472136         593,460,287
 2008                                24,778,814        8.935942      to        9.067679         223,357,956

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                           0.30%     to       2.80%      2.90%     to       2.91%      14.97%     to       17.78%
 2011                           0.30%     to       2.80%      1.57%     to       1.74%     (13.11)%    to      (11.01)%
 2010                           0.30%     to       2.80%      1.64%     to       1.83%       5.42%     to        8.06%
 2009                           0.50%     to       2.80%        --      to         --       25.05%     to       33.26%
 2008                           0.85%     to       2.55%      2.32%     to       2.45%     (41.88)%    to      (40.88)%
TEMPLETON GROWTH SECURITIES
 FUND
 2012                           0.50%     to       2.80%      1.50%     to       2.08%      17.73%     to       20.42%
 2011                           0.50%     to       2.80%      1.03%     to       1.34%      (9.55)%    to       (7.61)%
 2010                           0.50%     to       2.80%      1.02%     to       1.20%       4.43%     to        6.78%
 2009                           0.75%     to       2.80%      6.80%     to       6.80%      27.48%     to       30.00%
 2008                           0.85%     to       2.55%      1.82%     to       1.86%     (43.78)%    to      (42.81)%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                           0.30%     to       2.80%      2.26%     to       3.01%      10.23%     to       12.93%
 2011                           0.50%     to       2.80%      2.08%     to       2.24%      (5.64)%    to       (3.56)%
 2010                           0.30%     to       2.75%      1.24%     to       1.32%       8.84%     to       11.54%
 2009                           0.50%     to       2.75%      1.84%     to       1.84%      13.30%     to       19.85%
 2008                           0.70%     to       2.55%      2.13%     to       2.24%     (30.26)%    to      (28.95)%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                           0.50%     to       2.75%        --      to         --        6.30%     to        8.70%
 2011                           0.30%     to       2.75%        --      to         --       (7.49)%    to       (5.19)%
 2010                           0.50%     to       2.75%        --      to         --       13.05%     to       15.51%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
 2008                           0.85%     to       2.55%      0.12%     to       0.15%     (36.95)%    to      (35.86)%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2012                           0.85%     to       2.75%      1.53%     to       1.57%      11.34%     to       13.47%
 2011                           0.85%     to       2.75%      0.14%     to       1.19%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.80%     to       1.87%      11.23%     to       13.30%
 2009                           0.85%     to       2.75%      2.03%     to       2.03%      23.32%     to       25.69%
 2008                           0.85%     to       2.55%        --      to         --      (36.81)%    to      (35.72)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                           0.30%     to       2.75%      6.09%     to       7.15%      11.85%     to       14.62%
 2011                           0.30%     to       2.75%      4.33%     to       5.41%      (3.65)%    to       (1.25)%
 2010                           0.30%     to       2.75%      1.44%     to       2.40%      11.19%     to       13.94%
 2009                           0.50%     to       2.75%     16.79%     to      16.79%      10.13%     to       15.37%
 2008                           0.75%     to       2.50%        --      to         --       (0.73)%    to        0.43%
HARTFORD BALANCED HLS FUND+
 2012                           0.75%     to       2.70%      2.99%     to       3.02%       9.04%     to       11.19%
 2011                           0.75%     to       2.70%      1.71%     to       1.89%      (0.86)%    to        1.09%
 2010                           0.75%     to       2.70%      1.27%     to       1.48%       9.15%     to       11.30%
 2009                           0.75%     to       2.45%      2.34%     to       2.72%      27.14%     to       29.32%
 2008                           0.75%     to       2.45%      5.42%     to       6.98%     (31.24)%    to      (30.45)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                           0.30%     to       2.75%      4.03%     to       4.12%       4.62%     to        7.21%
 2011                           0.30%     to       2.75%      0.22%     to       0.24%       4.09%     to        6.67%
 2010                           0.30%     to       2.75%      2.74%     to       6.55%       4.60%     to        7.19%
 2009                           0.30%     to       2.75%      5.87%     to      22.15%       7.29%     to       11.89%
 2008                           0.75%     to       2.50%     16.36%     to      29.92%      (9.98)%    to       (8.93)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                                68,624,191      $15.244506      to      $16.636703        $688,564,430
 2011                                79,434,531       12.920811      to       14.450352         682,351,022
 2010                                82,441,017       14.628010      to       16.766082         806,822,302
 2009                                78,045,334       12.593871      to       14.792221         659,065,133
 2008                                43,672,953        5.781273      to        5.866837         254,647,624
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                                42,105,152       15.042672      to       15.651725         470,508,222
 2011                                47,940,930       13.611727      to       13.820191         478,018,128
 2010                                50,489,437       13.681473      to       13.809581         501,345,829
 2009                                44,929,705       12.121774      to       12.538452         396,534,660
 2008                                22,097,872        7.085590      to        7.190301         157,942,539
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                   130,005       15.426160      to       16.651025           1,398,834
 2011                                    88,460       13.094975      to       14.448983             839,775
 2010                                    71,581       14.507418      to       16.364089             737,586
 2009                                    65,904        8.721844      to       14.491203             578,301
 2008                                    30,948        6.106590      to        6.173557             190,268
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                                   204,039       14.807648      to       15.571566           2,003,735
 2011                                   233,805       12.059227      to       12.963226           1,832,386
 2010                                   215,450       14.074125      to       15.466292           1,847,472
 2009                                   205,716        7.272846      to       13.907338           1,501,314
 2008                                   125,959        5.333167      to        5.407566             676,394
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                                 8,644,385       15.916413      to       16.095854          97,076,786
 2011                                10,010,774       13.725731      to       13.909134          96,722,497
 2010                                10,748,751       13.610018      to       14.134186         103,559,276
 2009                                 9,206,773       11.957704      to       12.738728          78,491,692
 2008                                 3,989,035        6.766446      to        6.866486          27,201,082
HARTFORD GROWTH HLS FUND
 2012                                 1,727,259       15.345232      to       16.095081          19,398,175
 2011                                 2,501,126       13.023500      to       13.970522          23,713,431
 2010                                 2,324,376       14.375631      to       15.772276          24,325,622
 2009                                 1,431,534       12.103351      to       13.588484          12,637,252
 2008                                   518,183        6.519796      to        6.607896           3,414,560
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                                14,905,524       16.631719      to       16.756013         153,667,930
 2011                                17,698,164       13.248092      to       13.475723         145,631,808
 2010                                19,066,148       14.581705      to       15.200544         173,632,250
 2009                                17,064,962       12.427873      to       13.289584         133,087,759
 2008                                 8,008,622        5.991598      to        6.080213          48,366,463
HARTFORD HIGH YIELD HLS FUND
 2012                                 4,296,512       17.012470      to       19.452754          64,834,987
 2011                                 4,217,909       14.927279      to       17.491587          56,995,080
 2010                                 4,543,023       14.300738      to       17.173016          59,908,443
 2009                                 2,901,797       12.336945      to       15.197270          33,366,703
 2008                                   441,369        7.575364      to        7.677483           3,365,795

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                           0.30%     to       2.75%      1.20%     to       1.89%      15.13%     to       17.98%
 2011                           0.30%     to       2.75%      0.75%     to       0.89%     (13.81)%    to      (11.67)%
 2010                           0.30%     to       2.75%      0.81%     to       1.51%      13.34%     to       16.15%
 2009                           0.30%     to       2.75%      1.66%     to       4.78%      25.94%     to       41.72%
 2008                           0.75%     to       2.50%      5.62%     to       6.32%     (45.28)%    to      (44.63)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                           0.30%     to       2.75%      1.94%     to       2.45%      10.51%     to       13.25%
 2011                           0.30%     to       2.75%      2.11%     to       2.23%      (1.43)%    to        1.01%
 2010                           0.30%     to       2.75%      1.94%     to       2.69%      10.14%     to       12.87%
 2009                           0.30%     to       2.75%      5.38%     to      11.29%      21.22%     to       21.29%
 2008                           0.75%     to       2.50%      6.04%     to       9.11%     (32.31)%    to      (31.52)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                           0.50%     to       2.70%      1.13%     to       1.16%      15.24%     to       17.80%
 2011                           0.50%     to       2.70%      0.01%     to       0.02%     (11.70)%    to       (9.74)%
 2010                           0.50%     to       2.70%      1.24%     to       2.26%      12.92%     to       15.43%
 2009                           0.85%     to       2.70%      0.87%     to       2.15%      38.34%     to       40.92%
 2008                           1.15%     to       2.45%      5.46%     to       5.46%     (41.64)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                           0.50%     to       2.70%      0.55%     to       0.72%      20.12%     to       22.79%
 2011                           0.50%     to       2.70%      0.03%     to       0.06%     (16.18)%    to      (14.32)%
 2010                           0.50%     to       2.70%      0.37%     to       0.39%      11.21%     to       13.68%
 2009                           0.85%     to       2.70%      1.13%     to       1.13%      32.03%     to       34.49%
 2008                           0.85%     to       2.50%      1.04%     to       1.65%     (49.17)%    to      (48.61)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                           0.30%     to       2.75%      1.56%     to       1.60%      14.43%     to       17.27%
 2011                           0.30%     to       2.75%      1.04%     to       1.26%      (1.59)%    to        0.85%
 2010                           0.30%     to       2.75%      1.30%     to       1.37%      10.95%     to       13.70%
 2009                           0.50%     to       2.75%      1.60%     to       2.98%      19.58%     to       22.24%
 2008                           0.75%     to       2.50%      1.65%     to       3.79%     (33.88)%    to      (33.10)%
HARTFORD GROWTH HLS FUND
 2012                           0.50%     to       2.75%        --      to         --       15.21%     to       17.83%
 2011                           0.50%     to       2.75%      0.16%     to       0.18%     (11.42)%    to       (9.41)%
 2010                           0.50%     to       2.75%      0.03%     to       0.03%      16.14%     to       18.77%
 2009                           0.50%     to       2.70%      0.36%     to       0.72%      21.03%     to       30.67%
 2008                           0.85%     to       2.45%      0.47%     to       1.29%     (38.66)%    to      (38.00)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                           0.30%     to       2.75%        --      to         --       23.42%     to       26.48%
 2011                           0.30%     to       2.75%        --      to         --      (11.35)%    to       (9.15)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      14.38%     to       17.21%
 2009                           0.50%     to       2.75%      0.75%     to       0.93%      24.28%     to       26.09%
 2008                           0.75%     to       2.50%      0.66%     to       1.19%     (41.05)%    to      (40.36)%
HARTFORD HIGH YIELD HLS FUND
 2012                           0.30%     to       2.75%      9.90%     to       9.91%      11.21%     to       13.97%
 2011                           0.30%     to       2.75%      5.90%     to       6.73%       1.86%     to        4.38%
 2010                           0.30%     to       2.75%      0.61%     to       0.65%      13.00%     to       15.80%
 2009                           0.50%     to       2.75%     14.70%     to      14.70%      23.37%     to       46.38%
 2008                           0.85%     to       2.45%     40.66%     to      46.73%     (26.72)%    to      (25.94)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2012                                 1,587,113      $12.531221      to      $16.107393         $21,762,961
 2011                                    81,363       11.028703      to       14.105504           1,004,133
 2010                                     8,442       13.851916      to       13.883156             117,189
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                                 3,673,476       14.390206      to       15.133826          35,411,519
 2011                                 3,831,367       12.032333      to       12.941874          30,784,421
 2010                                 3,611,734       14.098886      to       15.463917          33,954,453
 2009                                 2,899,688       12.339469      to       13.883352          23,991,348
 2008                                 1,930,946        6.185773      to        6.277231          12,038,929
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                                   891,826       11.889440      to       19.680033          10,617,696
 2011                                   923,031       10.348355      to       17.457586           9,734,637
 2010                                 1,077,510       10.556605      to       18.151035          11,609,911
 2009                                 1,125,985        8.476602      to       14.826600           9,718,275
 2008                                   409,385        5.693823      to        5.770819           2,349,054
HARTFORD MONEY MARKET HLS
 FUND
 2012                               443,476,326        8.926799      to        9.899871         572,265,112
 2011                               565,451,189        9.194513      to        9.929569         712,778,718
 2010                               582,366,378        9.450894      to        9.959449         732,606,534
 2009                               790,306,695        9.714418      to        9.979280       1,000,952,621
 2008                              1,376,766,956       1.030094      to       10.087274       1,646,344,749
HARTFORD SMALL COMPANY HLS
 FUND
 2012                                 1,013,835       16.747977      to       16.793087          11,686,999
 2011                                 1,262,380       14.555495      to       14.926697          12,786,646
 2010                                 1,312,705       15.137320      to       15.877007          13,714,248
 2009                                 1,509,460        8.587429      to       13.146736          12,865,101
 2008                                   903,464        6.597309      to        6.686452           6,003,322
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                                   771,308       14.763938      to       21.029882          11,152,557
 2011                                   837,023       12.683496      to       18.403649          10,498,003
 2010                                   647,265       12.612474      to       18.642624           8,170,081
 2009                                   394,942        9.314788      to       14.024950           3,723,172
 2008                                   214,705        6.846178      to        6.938674           1,479,209
HARTFORD STOCK HLS FUND
 2012                                   426,435       11.220310      to       17.042120           4,631,725
 2011                                   183,357        9.883129      to       15.306610           1,791,488
 2010                                   215,623       10.067692      to       15.899777           2,195,988
 2009                                   247,875        8.835711      to       14.228649           2,244,934
 2008                                   125,095        6.200603      to        6.289721             781,427
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                                 4,988,331       10.477812      to       11.474120          52,540,398
 2011                                 5,105,764       10.386061      to       11.098416          52,660,139
 2010                                 4,807,088       10.179357      to       10.582456          47,999,084
 2009                                 4,488,604        9.916951      to       10.080811          43,863,750
 2008                                 2,938,364        9.524540      to        9.656858          28,182,183

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2012                           0.50%     to       1.50%      2.07%     to       2.07%      13.62%     to       14.77%
 2011                           0.30%     to       1.50%      1.32%     to       1.61%       0.09%     to        1.30%
 2010                           0.50%     to       0.65%      2.17%     to       2.31%      13.71%     to       13.88%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                           0.50%     to       2.75%      1.95%     to       1.95%      16.94%     to       19.60%
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.31)%    to      (14.40)%
 2010                           0.30%     to       2.75%      1.26%     to       1.40%      11.39%     to       14.14%
 2009                           0.50%     to       2.75%      2.57%     to       2.71%      23.40%     to       29.84%
 2008                           0.75%     to       2.50%      7.20%     to       8.47%     (40.48)%    to      (39.78)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                           0.85%     to       2.75%      0.59%     to       0.60%      12.73%     to       14.89%
 2011                           0.85%     to       2.75%        --      to         --       (3.82)%    to       (1.97)%
 2010                           0.85%     to       2.75%      0.66%     to       0.70%      22.42%     to       24.77%
 2009                           0.75%     to       2.75%      0.35%     to       0.72%      43.86%     to       46.76%
 2008                           0.85%     to       2.45%      1.25%     to       1.58%     (44.34)%    to      (43.74)%
HARTFORD MONEY MARKET HLS
 FUND
 2012                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.30)%
 2011                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2010                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2009                           0.50%     to       2.75%        --      to         --       (2.64)%    to       (0.21)%
 2008                           0.75%     to       2.55%      0.49%     to       1.65%      (0.44)%    to        0.60%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                           0.50%     to       2.75%        --      to         --       12.50%     to       15.06%
 2011                           0.50%     to       2.75%        --      to         --       (5.99)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.77%     to       23.51%
 2009                           0.75%     to       2.75%      0.01%     to       0.01%      25.78%     to       28.32%
 2008                           0.85%     to       2.45%      0.32%     to       0.45%     (36.85)%    to      (36.17)%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                           0.85%     to       2.70%        --      to         --       14.27%     to       16.40%
 2011                           0.85%     to       2.70%        --      to         --       (1.28)%    to        0.56%
 2010                           0.85%     to       2.70%        --      to         --       32.93%     to       35.40%
 2009                           0.85%     to       2.70%      0.08%     to       0.10%      31.78%     to       34.24%
 2008                           0.85%     to       2.45%      0.64%     to       0.75%     (35.52)%    to      (34.82)%
HARTFORD STOCK HLS FUND
 2012                           0.75%     to       2.70%      2.17%     to       2.59%      11.34%     to       13.53%
 2011                           0.75%     to       2.70%      0.52%     to       1.41%      (3.73)%    to       (1.83)%
 2010                           0.75%     to       2.70%      1.21%     to       1.22%      11.75%     to       13.94%
 2009                           0.75%     to       2.70%      1.65%     to       2.22%      37.77%     to       40.48%
 2008                           0.75%     to       2.45%      3.75%     to       6.34%     (41.61)%    to      (40.94)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                           0.30%     to       2.75%      0.96%     to       1.87%       0.88%     to        3.39%
 2011                           0.30%     to       2.75%      0.16%     to       2.49%       2.03%     to        4.56%
 2010                           0.50%     to       2.75%      4.55%     to       5.94%       0.98%     to        3.28%
 2009                           0.75%     to       2.75%      0.04%     to       0.04%       0.58%     to        2.61%
 2008                           0.85%     to       2.50%     13.82%     to      19.13%      (2.65)%    to       (1.58)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2012                                 2,264,762      $15.099867      to      $15.653317         $25,410,694
 2011                                 2,331,846       13.267078      to       13.447480          22,608,700
 2010                                 2,366,692       13.784560      to       13.909418          23,642,146
 2009                                   834,530        8.528526      to        8.799340           7,270,741
 2008                                   488,049        7.042157      to        7.122333           3,451,141
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2012                                 4,471,095       14.927757      to       15.211500          50,405,080
 2011                                 5,156,082       13.174899      to       13.249650          50,956,329
 2010                                 4,651,434       13.042443      to       13.482401          46,169,757
 2009                                 4,374,728       11.689368      to       12.358442          38,878,300
 2008                                 2,970,740        7.192825      to        7.275350          21,482,558
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2012                                 3,173,765       14.888469      to       15.431678          34,024,304
 2011                                 2,816,824       13.472579      to       13.633115          26,643,384
 2010                                 2,893,066       13.796937      to       14.007941          27,878,705
 2009                                 2,788,722       12.382862      to       12.851649          23,912,534
 2008                                 1,601,993        6.626079      to        6.679716          10,673,807
AMERICAN FUNDS BOND HLS FUND
 2012                                14,395,660       12.272102      to       12.388469         160,375,779
 2011                                14,900,904       11.832293      to       12.011818         160,472,941
 2010                                16,151,651       11.212517      to       11.664880         166,633,769
 2009                                15,055,971       10.583985      to       11.295400         148,368,692
 2008                                 6,032,284        8.829886      to        8.933982          53,586,884
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2012                                 2,918,919       12.129664      to       12.225408          33,890,679
 2011                                 3,554,982       11.586350      to       11.756560          39,651,417
 2010                                 3,125,828       11.144250      to       11.588445          33,957,922
 2009                                 3,212,884       10.650417      to       11.360991          33,795,357
 2008                                 2,008,133        9.689117      to        9.799988          19,565,569
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2012                                 6,280,084       15.470801      to       16.308430          62,994,261
 2011                                 7,660,556       13.229196      to       14.291132          66,209,099
 2010                                 8,333,636       13.995685      to       15.494577          76,688,883
 2009                                 9,040,118       12.587813      to       14.295567          75,088,531
 2008                                 6,194,830        5.958336      to        6.026788          37,113,004
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2012                                 2,317,445       15.135133      to       16.706891          25,231,006
 2011                                 2,805,066       12.510652      to       14.024610          25,283,096
 2010                                 2,961,672       13.775736      to       15.873990          29,690,669
 2009                                 2,953,099       12.427257      to       14.653651          26,727,214
 2008                                 2,150,832        6.300038      to        6.372372          13,617,813
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                                 4,806,531       14.540582      to       17.685054          44,056,686
 2011                                 5,899,303       12.375597      to       15.425020          46,373,973
 2010                                 6,404,019       15.400798      to       19.672721          63,184,851
 2009                                 6,596,997       12.642178      to       16.565575          53,538,564
 2008                                 3,367,081        5.011352      to        5.070685          16,975,677

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2012                           0.50%     to       2.75%      2.15%     to       2.92%      13.81%     to       16.40%
 2011                           0.50%     to       2.75%      0.81%     to       2.69%      (4.62)%    to       (2.45)%
 2010                           0.50%     to       2.75%      1.19%     to       1.78%      11.56%     to       14.10%
 2009                           0.75%     to       2.45%      2.58%     to       2.67%      21.36%     to       23.44%
 2008                           0.85%     to       2.20%      2.62%     to       6.85%     (33.74)%    to      (33.13)%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2012                           0.30%     to       2.75%      1.47%     to       1.54%      12.67%     to       15.46%
 2011                           0.30%     to       2.75%      1.31%     to       1.32%      (1.73)%    to        0.71%
 2010                           0.50%     to       2.75%      1.75%     to       2.40%       9.10%     to       11.58%
 2009                           0.50%     to       2.75%      2.60%     to       2.60%      16.89%     to       20.24%
 2008                           0.75%     to       2.45%        --      to         --      (28.59)%    to      (27.77)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2012                           0.30%     to       2.70%      0.68%     to       1.19%      10.51%     to       13.19%
 2011                           0.30%     to       2.70%        --      to       0.02%      (3.82)%    to       (1.48)%
 2010                           0.50%     to       2.70%      2.85%     to       5.60%       9.00%     to       11.42%
 2009                           0.50%     to       2.70%      1.31%     to       1.31%      23.83%     to       24.06%
 2008                           1.25%     to       2.45%        --      to         --      (35.17)%    to      (34.65)%
AMERICAN FUNDS BOND HLS FUND
 2012                           0.30%     to       2.75%      2.87%     to       2.97%       2.17%     to        4.70%
 2011                           0.30%     to       2.75%      2.64%     to       3.26%       2.97%     to        5.53%
 2010                           0.30%     to       2.75%      2.27%     to       2.27%       3.27%     to        5.83%
 2009                           0.50%     to       2.75%      3.21%     to       3.21%       5.84%     to        9.19%
 2008                           0.75%     to       2.50%        --      to         --      (11.85)%    to      (10.82)%
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2012                           0.30%     to       2.70%        --      to       2.62%       3.01%     to        5.52%
 2011                           0.30%     to       2.75%      2.03%     to       3.91%       1.45%     to        3.97%
 2010                           0.30%     to       2.75%      0.99%     to       1.06%       2.00%     to        4.53%
 2009                           0.50%     to       2.75%      2.78%     to       2.78%       6.46%     to        6.50%
 2008                           0.75%     to       2.45%        --      to         --       (2.93)%    to       (1.83)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2012                           0.30%     to       2.75%      2.19%     to       2.56%      14.12%     to       16.94%
 2011                           0.30%     to       2.75%      2.24%     to       2.50%      (7.77)%    to       (5.48)%
 2010                           0.30%     to       2.75%      1.71%     to       2.05%       8.39%     to       11.07%
 2009                           0.50%     to       2.75%      2.48%     to       2.48%      25.88%     to       35.59%
 2008                           0.75%     to       2.45%        --      to         --      (40.88)%    to      (40.20)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2012                           0.50%     to       2.70%      1.02%     to       1.04%      18.94%     to       21.59%
 2011                           0.30%     to       2.75%      1.05%     to       1.11%     (11.65)%    to       (9.46)%
 2010                           0.50%     to       2.75%      0.91%     to       1.31%       8.39%     to       10.85%
 2009                           0.50%     to       2.70%      1.84%     to       1.84%      24.27%     to       38.00%
 2008                           0.75%     to       2.45%        --      to         --      (37.36)%    to      (36.64)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                           0.30%     to       2.75%      1.16%     to       1.28%      14.65%     to       17.49%
 2011                           0.30%     to       2.75%      1.36%     to       1.68%     (21.59)%    to      (19.64)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      18.76%     to       21.70%
 2009                           0.50%     to       2.75%      0.08%     to       0.08%      26.42%     to       56.41%
 2008                           0.75%     to       2.50%        --      to         --      (50.32)%    to      (49.74)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                                25,965,956      $16.197244      to      $17.074712        $273,182,348
 2011                                29,047,978       13.819059      to       14.928787         261,129,592
 2010                                31,079,405       14.524331      to       16.080226         294,660,792
 2009                                30,747,662       12.295824      to       13.964315         248,475,238
 2008                                17,690,992        5.783494      to        5.851955         102,913,055
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2012                                14,286,468       15.322911      to       15.341976         149,977,656
 2011                                15,489,618       13.117335      to       13.459244         138,992,189
 2010                                16,510,682       13.441479      to       14.134195         152,371,954
 2009                                16,710,339       12.121401      to       13.075097         139,993,210
 2008                                 9,436,604        6.393426      to        6.469048          60,687,008
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                                20,387,634       13.239421      to       14.824209         183,500,759
 2011                                22,091,602       11.294208      to       12.959643         170,641,799
 2010                                21,624,899       13.207404      to       15.531653         196,323,831
 2009                                19,383,728       12.377279      to       14.931026         165,985,999
 2008                                11,027,862        5.988522      to        6.059340          66,450,276
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2012                                 4,343,777       14.595736      to       16.587150          44,396,108
 2011                                 5,076,172       12.461947      to       14.513316          44,694,896
 2010                                 5,976,241       14.573354      to       17.393936          62,064,792
 2009                                 5,768,948       12.423452      to       15.210443          51,022,990
 2008                                 3,446,773        5.903393      to        5.973191          20,462,894
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2012                                21,814,677        9.240778      to        9.387752         203,083,913
 2011                                 3,708,946       10.149291      to       10.208088          37,732,732
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                                   817,096       11.567545      to       13.558492           9,862,728
 2011                                   292,794       10.618667      to       12.297888           3,236,300
 2010                                    24,036       11.285819      to       12.880117             307,418
 2009                                       700       10.875521      to       10.875521               7,609
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                 1,241,870       12.195606      to       14.912990          14,815,093
 2011                                 1,442,556       10.937377      to       13.624033          15,527,711
 2010                                 1,274,552       11.009334      to       13.969711          13,926,504
 2009                                 1,122,995        9.674588      to       12.505226          10,848,407
 2008                                   440,544        7.801894      to        7.906371           3,466,201
LORD ABBETT BOND DEBENTURE
 FUND
 2012                                 5,647,239       14.225698      to       16.669209          78,821,659
 2011                                 6,171,792       12.679270      to       15.225477          77,751,139
 2010                                 6,412,890       12.150902      to       14.992803          78,583,689
 2009                                 6,609,066       10.872900      to       13.721049          73,176,274
 2008                                 3,102,985        8.259432      to        8.380467          25,825,763

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                           0.30%     to       2.75%      0.31%     to       0.33%      14.37%     to       17.21%
 2011                           0.30%     to       2.75%        --      to         --       (7.16)%    to       (4.86)%
 2010                           0.30%     to       2.75%      0.51%     to       0.54%      15.15%     to       18.01%
 2009                           0.50%     to       2.75%      0.49%     to       0.81%      22.96%     to       35.25%
 2008                           0.75%     to       2.50%      1.57%     to       2.12%     (42.59)%    to      (41.92)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2012                           0.30%     to       2.75%      1.21%     to       1.53%      13.99%     to       16.81%
 2011                           0.30%     to       2.75%        --      to         --       (4.78)%    to       (2.41)%
 2010                           0.30%     to       2.75%      1.19%     to       5.47%       8.10%     to       10.78%
 2009                           0.50%     to       2.75%      1.70%     to       2.02%      21.21%     to       27.31%
 2008                           0.75%     to       2.50%      2.61%     to       2.90%     (37.24)%    to      (36.50)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                           0.30%     to       2.75%      1.43%     to       1.57%      14.39%     to       17.22%
 2011                           0.30%     to       2.75%      1.48%     to       1.69%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       1.34%       4.02%     to        6.60%
 2009                           0.50%     to       2.75%      1.30%     to       1.30%      23.77%     to       38.88%
 2008                           0.75%     to       2.50%        --      to         --      (40.47)%    to      (39.76)%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2012                           0.30%     to       2.75%      1.26%     to       1.58%      14.29%     to       17.12%
 2011                           0.30%     to       2.75%      1.34%     to       2.36%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       0.96%      14.36%     to       17.19%
 2009                           0.50%     to       2.75%      1.49%     to       1.49%      24.24%     to       45.10%
 2008                           0.75%     to       2.50%        --      to         --      (41.27)%    to      (40.58)%
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2012                           0.50%     to       1.50%      0.38%     to       0.47%      (8.95)%    to       (8.04)%
 2011                           0.50%     to       1.50%      0.79%     to       0.89%       1.51%     to        2.09%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                           0.30%     to       1.50%      0.56%     to       0.57%       8.94%     to       10.25%
 2011                           0.30%     to       1.50%      0.26%     to       0.45%      (5.91)%    to       (4.78)%
 2010                           0.50%     to       1.50%      0.26%     to       0.67%      12.86%     to       18.43%
 2009                           0.50%     to       0.50%      0.15%     to       0.15%       8.76%     to        8.76%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                           0.85%     to       2.70%      2.89%     to       3.07%       9.46%     to       11.50%
 2011                           0.85%     to       2.70%      2.61%     to       2.78%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.70%      2.93%     to       2.98%      11.71%     to       13.80%
 2009                           0.85%     to       2.70%      4.64%     to      10.35%      20.12%     to       22.36%
 2008                           0.85%     to       2.45%     11.86%     to      14.59%     (24.64)%    to      (23.83)%
LORD ABBETT BOND DEBENTURE
 FUND
 2012                           0.30%     to       2.75%      5.68%     to       5.97%       9.48%     to       12.20%
 2011                           0.30%     to       2.75%      5.54%     to       6.65%       1.55%     to        4.07%
 2010                           0.50%     to       2.75%      5.59%     to      16.58%       9.27%     to       11.75%
 2009                           0.50%     to       2.75%     10.06%     to      17.07%       8.73%     to       30.67%
 2008                           0.75%     to       2.50%      8.63%     to      18.49%     (19.58)%    to      (18.64)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                                 1,314,729      $12.760933      to      $13.639447         $12,865,735
 2011                                 1,442,473       11.441826      to       12.501447          12,721,930
 2010                                 1,616,492       12.243627      to       13.675170          15,315,744
 2009                                 1,513,943        8.196534      to       11.965883          12,347,559
 2008                                 1,023,336        6.845272      to        6.945580           7,066,666
MFS CORE EQUITY SERIES
 2012                                 1,883,951       11.853744      to       16.545102          17,577,045
 2011                                 2,231,507       10.296034      to       14.639099          18,202,605
 2010                                 2,570,830       10.501399      to       15.210128          21,628,420
 2009                                 3,042,503        9.044579      to       13.344441          22,258,659
 2008                                 3,614,121        4.343066      to        6.894720          20,293,395
MFS GROWTH SERIES
 2012                                 7,556,745       16.275030      to       16.770507          69,703,082
 2011                                 7,520,375       14.041207      to       14.692034          59,135,987
 2010                                 6,939,287       14.119829      to       15.158747          56,875,907
 2009                                 7,633,607        8.914161      to       13.523277          54,840,968
 2008                                 7,924,377        3.915227      to        6.530042          41,586,870
MFS GLOBAL EQUITY SERIES
 2012                                 1,390,050       16.593040      to       19.929000          23,218,072
 2011                                 1,476,698       13.828035      to       16.295758          20,438,283
 2010                                 1,596,101       14.856419      to       17.177739          23,611,747
 2009                                 1,808,474       13.590605      to       15.418702          24,208,687
 2008                                 2,067,387        9.205089      to       11.782035          21,351,995
MFS HIGH INCOME SERIES
 2012                                13,232,220       18.483806      to       18.999284         217,941,927
 2011                                14,950,997       16.253396      to       17.035508         218,275,129
 2010                                18,496,688       15.745804      to       16.828511         263,432,172
 2009                                19,130,781       13.841030      to       15.083900         242,007,067
 2008                                14,675,417        8.508150      to        9.590820         129,967,916
MFS INVESTORS GROWTH STOCK
 SERIES
 2012                                 5,085,899       11.043655      to       16.735353          44,592,357
 2011                                 6,533,957        9.521792      to       14.705781          49,603,781
 2010                                 6,590,384        9.547958      to       15.029221          51,361,525
 2009                                 8,432,589        8.561398      to       13.734560          59,297,756
 2008                                 9,374,062        4.308344      to        6.187191          48,168,652
MFS INVESTORS TRUST SERIES
 2012                                24,614,520       15.014115      to       15.306120         262,242,753
 2011                                31,298,902       12.944985      to       12.955093         284,383,098
 2010                                37,673,459       13.332258      to       13.620354         355,461,213
 2009                                43,284,748        9.629790      to       12.614593         373,439,007
 2008                                47,116,354        6.595768      to        7.641920         325,835,726
MFS MID CAP GROWTH SERIES
 2012                                 9,730,483        6.541223      to       18.342938          57,492,580
 2011                                12,380,003        5.653302      to       16.189354          63,849,051
 2010                                19,574,443        6.057099      to       17.714186         108,442,576
 2009                                19,146,637        4.704525      to       14.057845          83,348,406
 2008                                17,582,772        3.136146      to        3.341523          55,162,219

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                           0.50%     to       2.70%      1.00%     to       1.03%       9.10%     to       11.53%
 2011                           0.50%     to       2.70%      0.73%     to       1.02%      (8.58)%    to       (6.55)%
 2010                           0.50%     to       2.70%      0.58%     to       1.16%      14.29%     to       16.83%
 2009                           0.75%     to       2.70%      1.15%     to       2.43%      15.73%     to       18.01%
 2008                           0.75%     to       2.50%      5.29%     to      20.93%     (34.88)%    to      (34.12)%
MFS CORE EQUITY SERIES
 2012                           0.95%     to       2.80%      0.75%     to       0.77%      13.02%     to       15.13%
 2011                           0.95%     to       2.80%      0.90%     to       0.96%      (3.75)%    to       (1.96)%
 2010                           0.95%     to       2.80%      1.06%     to       1.06%      13.98%     to       16.11%
 2009                           0.95%     to       2.80%      1.71%     to       1.71%      28.78%     to       31.18%
 2008                           0.95%     to       2.55%      0.66%     to       0.81%     (40.69)%    to      (39.73)%
MFS GROWTH SERIES
 2012                           0.50%     to       2.80%        --      to         --       14.15%     to       16.49%
 2011                           0.30%     to       2.80%      0.02%     to       0.19%      (3.08)%    to       (0.86)%
 2010                           0.50%     to       2.80%        --      to         --       12.16%     to       14.45%
 2009                           0.85%     to       2.75%      0.25%     to       0.25%      33.94%     to       36.51%
 2008                           0.85%     to       2.55%      0.20%     to       0.23%     (39.00)%    to      (37.95)%
MFS GLOBAL EQUITY SERIES
 2012                           0.85%     to       2.75%      1.13%     to       1.15%      20.00%     to       22.30%
 2011                           0.85%     to       2.75%      0.84%     to       0.90%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.75%      0.93%     to       1.05%       9.31%     to       11.41%
 2009                           0.85%     to       2.75%      2.21%     to       2.92%      28.40%     to       30.87%
 2008                           0.85%     to       2.55%      0.97%     to       1.03%     (35.44)%    to      (34.33)%
MFS HIGH INCOME SERIES
 2012                           0.85%     to       2.80%      7.62%     to       7.77%      11.53%     to       13.72%
 2011                           0.85%     to       2.80%      9.04%     to       9.35%       1.23%     to        3.22%
 2010                           0.85%     to       2.80%      1.82%     to       6.70%      11.57%     to       13.76%
 2009                           0.85%     to       2.80%      7.16%     to       7.16%      41.08%     to       43.85%
 2008                           0.85%     to       2.55%      9.07%     to       9.21%     (30.29)%    to      (29.10)%
MFS INVESTORS GROWTH STOCK
 SERIES
 2012                           0.85%     to       2.75%      0.23%     to       0.41%      13.80%     to       15.98%
 2011                           0.85%     to       2.75%      0.52%     to       0.56%      (2.15)%    to       (0.27)%
 2010                           0.85%     to       2.75%      0.39%     to       0.44%       9.43%     to       11.52%
 2009                           0.85%     to       2.75%      0.77%     to       0.77%      35.77%     to       38.37%
 2008                           0.85%     to       2.55%      0.53%     to       0.59%     (38.47)%    to      (37.41)%
MFS INVESTORS TRUST SERIES
 2012                           0.50%     to       2.80%      0.72%     to       0.89%      15.89%     to       18.24%
 2011                           0.50%     to       2.80%      0.88%     to       0.93%      (4.88)%    to       (2.90)%
 2010                           0.50%     to       2.80%      0.75%     to       0.75%       8.03%     to       10.33%
 2009                           0.70%     to       2.75%      1.56%     to       1.87%      23.46%     to       26.01%
 2008                           0.70%     to       2.55%      0.86%     to       0.89%     (34.77)%    to      (33.55)%
MFS MID CAP GROWTH SERIES
 2012                           0.70%     to       2.80%        --      to         --       13.30%     to       15.71%
 2011                           0.70%     to       2.80%        --      to         --       (8.61)%    to       (6.67)%
 2010                           0.70%     to       2.80%        --      to         --       26.08%     to       28.75%
 2009                           0.70%     to       2.75%      0.30%     to       0.30%      37.93%     to       40.79%
 2008                           0.70%     to       2.55%        --      to         --      (52.78)%    to      (51.90)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2012                                12,139,969      $10.574906      to      $23.806222        $184,837,534
 2011                                16,387,868        8.790789      to       20.195587         209,863,266
 2010                                19,232,141       20.562993      to       23.146322         280,246,841
 2009                                23,055,911       15.211050      to       17.468198         251,682,405
 2008                                25,604,459        5.168903      to        6.771751         174,055,576
MFS TOTAL RETURN SERIES
 2012                                55,304,855       13.520426      to       13.825762         810,351,102
 2011                                66,853,907       12.497472      to       12.500488         898,521,008
 2010                                78,533,199       12.342474      to       12.628741       1,058,091,469
 2009                                88,500,101       11.280481      to       11.814046       1,108,001,544
 2008                                95,143,804       10.592590      to       11.412340       1,036,620,837
MFS VALUE SERIES
 2012                                23,342,471       14.718539      to       14.976078         332,978,778
 2011                                27,180,453       12.962336      to       13.019258         342,014,550
 2010                                29,241,531       13.062233      to       13.429849         378,973,808
 2009                                28,820,130       11.768356      to       12.367556         349,973,875
 2008                                22,373,767        7.307428      to       11.556828         244,740,665
MFS RESEARCH BOND SERIES
 2012                                27,648,766       13.064074      to       13.149603         364,024,045
 2011                                26,935,470       12.239764      to       12.596936         336,634,052
 2010                                27,873,087       11.529682      to       12.135843         332,807,085
 2009                                22,402,627       10.776388      to       11.587143         254,666,493
 2008                                12,659,031        9.750337      to       10.403409         126,850,761
MFS RESEARCH INTERNATIONAL
 SERIES
 2012                                 3,231,626       13.944898      to       14.524906          42,082,713
 2011                                 3,938,506       12.051524      to       12.799862          44,693,626
 2010                                 4,278,033       13.637966      to       14.770591          55,389,560
 2009                                 4,858,774       12.412738      to       13.723028          57,768,376
 2008                                 5,390,099        8.987191      to        9.566686          49,832,168
MFS RESEARCH SERIES
 2012                                 2,615,544       14.183107      to       16.149826          35,445,464
 2011                                 2,844,748       12.197402      to       14.162098          33,533,133
 2010                                 2,932,762       12.357294      to       14.630500          35,280,469
 2009                                 3,296,011        9.903811      to       10.753312          34,627,175
 2008                                 3,017,275        7.782479      to        8.307570          24,661,227
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2012                                   246,475       10.204702      to       10.441994           2,536,238
 2011                                    62,053        9.419996      to        9.506683             586,773
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                                    25,413       11.923223      to       13.781237             344,956
 2011                                    36,835       10.549517      to       12.309800             448,267
 2010                                    53,725       12.211586      to       14.385458             758,435
 2009                                    70,233       10.770930      to       13.965835             891,650
 2008                                    79,543        8.323313      to        9.958971             746,826

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2012                           0.50%     to       2.80%        --      to         --       17.88%     to       20.30%
 2011                           0.50%     to       2.80%        --      to         --      (12.75)%    to      (12.09)%
 2010                           0.85%     to       2.80%        --      to         --       32.58%     to       35.19%
 2009                           0.85%     to       2.75%        --      to         --       58.76%     to       61.80%
 2008                           0.55%     to       2.55%        --      to         --      (40.86)%    to      (39.66)%
MFS TOTAL RETURN SERIES
 2012                           0.30%     to       2.80%      0.29%     to       2.72%       8.19%     to       10.60%
 2011                           0.30%     to       2.80%      0.31%     to       2.70%      (1.04)%    to        1.28%
 2010                           0.30%     to       2.80%      1.88%     to       1.88%       6.90%     to        9.30%
 2009                           0.50%     to       2.80%        --      to         --       12.81%     to       14.77%
 2008                           0.55%     to       2.55%      3.11%     to       3.16%     (24.10)%    to      (22.56)%
MFS VALUE SERIES
 2012                           0.30%     to       2.80%      1.29%     to       1.58%      13.05%     to       15.54%
 2011                           0.30%     to       2.80%      1.31%     to       1.70%      (3.06)%    to       (0.76)%
 2010                           0.30%     to       2.80%        --      to         --        8.46%     to       10.88%
 2009                           0.50%     to       2.75%        --      to         --       17.68%     to       19.13%
 2008                           0.75%     to       2.55%      1.34%     to       1.34%     (34.28)%    to      (30.68)%
MFS RESEARCH BOND SERIES
 2012                           0.30%     to       2.80%      2.75%     to       2.94%       4.39%     to        6.73%
 2011                           0.30%     to       2.80%      2.00%     to       2.69%       3.80%     to        6.16%
 2010                           0.30%     to       2.80%        --      to         --        4.50%     to        6.88%
 2009                           0.50%     to       2.75%      1.21%     to       1.21%       7.76%     to       12.77%
 2008                           0.85%     to       2.55%      2.28%     to       3.10%      (4.82)%    to       (3.19)%
MFS RESEARCH INTERNATIONAL
 SERIES
 2012                           0.85%     to       2.80%      2.37%     to       2.43%      13.48%     to       15.71%
 2011                           0.85%     to       2.80%      1.94%     to       1.96%     (13.34)%    to      (11.63)%
 2010                           0.85%     to       2.80%      1.61%     to       1.61%       7.75%     to        9.87%
 2009                           0.85%     to       2.70%      1.71%     to       1.71%      27.37%     to       29.75%
 2008                           0.85%     to       2.55%      0.75%     to       0.77%     (43.85)%    to      (42.88)%
MFS RESEARCH SERIES
 2012                           0.85%     to       2.80%      0.77%     to       0.79%      14.04%     to       16.28%
 2011                           0.85%     to       2.80%      0.83%     to       0.90%      (3.20)%    to       (1.29)%
 2010                           0.85%     to       2.80%      0.92%     to       0.92%      12.70%     to       14.92%
 2009                           0.85%     to       2.55%      1.44%     to       1.47%      27.26%     to       29.44%
 2008                           0.85%     to       2.55%      0.51%     to       0.53%     (37.70)%    to      (36.63)%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2012                           0.30%     to       1.50%      0.09%     to       0.99%       8.33%     to        9.64%
 2011                           0.50%     to       1.50%      3.26%     to       6.18%      (5.80)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                           1.40%     to       2.35%      0.85%     to       0.92%      11.95%     to       13.02%
 2011                           1.40%     to       2.35%      0.95%     to       0.96%     (14.43)%    to      (13.61)%
 2010                           1.40%     to       2.35%      3.10%     to       3.11%       8.65%     to        9.68%
 2009                           1.40%     to       2.35%      2.33%     to       2.87%      29.63%     to       30.86%
 2008                           1.40%     to       2.40%      0.12%     to       0.37%     (47.21)%    to      (46.68)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                                    88,149      $10.242183      to      $16.270969            $981,387
 2011                                   117,398        9.014259      to       10.039407           1,147,597
 2010                                   126,306        8.922495      to       10.037166           1,249,603
 2009                                   141,637        7.795563      to        8.857504           1,221,554
 2008                                   156,427        6.265303      to        7.190320           1,080,663
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2012                                   711,362       11.260778      to       11.478547           8,067,470
 2011                                   168,708       10.215239      to       10.309221           1,728,069
UIF MID CAP GROWTH PORTFOLIO
 2012                                 1,898,727       11.946499      to       19.300529          22,232,072
 2011                                 2,412,191       11.094492      to       18.285948          26,367,296
 2010                                 2,511,545       12.042001      to       20.248660          29,986,902
 2009                                 2,781,163        9.172671      to       15.735172          25,455,912
 2008                                 1,725,399        5.787808      to        5.867795          10,078,157
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                                 1,263,737       12.298679      to       19.017410          15,637,431
 2011                                 1,492,590       10.594517      to       16.687980          16,021,119
 2010                                 1,564,972       10.597346      to       17.004157          16,937,461
 2009                                 1,624,403        8.747530      to       14.297989          14,588,118
 2008                                   977,151        6.339560      to        6.860736           6,480,460
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2012                                    99,336        8.123725      to        8.997964             868,935
 2011                                   138,104        7.317129      to        8.011904           1,077,590
 2010                                   136,508        7.978864      to        8.636505           1,150,564
 2009                                   138,532        6.437888      to        6.888948             935,934
 2008                                   127,454        3.850448      to        4.073139             510,578
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                                   395,141        5.104420      to        5.653693           2,172,249
 2011                                   482,403        4.710467      to        5.157715           2,416,988
 2010                                   613,648        5.246144      to        5.678500           3,398,591
 2009                                   720,229        4.244987      to        4.542372           3,200,877
 2008                                   850,255        2.571081      to        2.719763           2,269,513
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2012                                    55,282       10.870781      to       11.821534             635,992
 2011                                    80,188       10.110543      to       11.070503             863,063
 2010                                    71,985       11.168445      to       12.088848             846,622
 2009                                    81,181        8.644265      to        9.249819             734,230
 2008                                    74,773        5.538087      to        5.858325             429,576
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2012                                    79,905       12.051322      to       13.347653           1,035,559
 2011                                    74,330       10.959190      to       11.999312             869,813
 2010                                    68,187       10.783596      to       11.672055             780,405
 2009                                    75,321       10.157929      to       10.869185             803,795
 2008                                    67,079        8.718935      to        9.222830             611,362
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2012                                   709,926        9.918146      to       10.110023           7,187,104
 2011                                   167,853        8.865043      to        8.946664           1,520,195

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                           1.40%     to       2.60%      0.95%     to       1.39%      12.27%     to       13.62%
 2011                           1.40%     to       2.40%      0.63%     to       0.78%       0.02%     to        1.03%
 2010                           1.40%     to       2.40%      1.14%     to       1.63%      12.75%     to       13.88%
 2009                           1.40%     to       2.40%      0.01%     to       0.01%      23.19%     to       24.42%
 2008                           1.40%     to       2.40%      0.26%     to       0.45%     (42.11)%    to      (41.52)%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2012                           0.50%     to       1.50%      2.03%     to       2.29%      10.24%     to       11.34%
 2011                           0.50%     to       1.50%      2.00%     to       2.29%       2.15%     to        3.09%
UIF MID CAP GROWTH PORTFOLIO
 2012                           0.75%     to       2.75%        --      to         --        5.55%     to        7.68%
 2011                           0.75%     to       2.75%      0.23%     to       0.26%      (9.69)%    to       (7.87)%
 2010                           0.75%     to       2.75%        --      to         --       28.68%     to       31.28%
 2009                           0.75%     to       2.75%        --      to         --       53.11%     to       56.19%
 2008                           0.85%     to       2.50%      0.22%     to       0.22%     (45.91)%    to      (45.31)%
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                           0.85%     to       2.70%      0.62%     to       0.64%      13.96%     to       16.09%
 2011                           0.85%     to       2.70%      0.59%     to       0.61%      (1.86)%    to       (0.03)%
 2010                           0.85%     to       2.70%      0.83%     to       0.86%      18.93%     to       21.15%
 2009                           0.85%     to       2.70%      1.16%     to       1.53%      35.46%     to       37.98%
 2008                           0.85%     to       2.50%      0.25%     to       0.80%     (42.87)%    to      (39.56)%
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2012                           1.35%     to       2.50%        --      to         --       11.02%     to       12.31%
 2011                           1.35%     to       2.50%        --      to         --       (8.29)%    to       (7.23)%
 2010                           1.35%     to       2.50%        --      to         --       23.94%     to       25.37%
 2009                           1.35%     to       2.50%        --      to         --       67.20%     to       69.13%
 2008                           1.35%     to       2.50%      0.07%     to       0.07%     (52.77)%    to      (52.22)%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                           1.35%     to       2.50%        --      to         --        8.36%     to        9.62%
 2011                           1.35%     to       2.50%        --      to         --      (10.21)%    to       (9.17)%
 2010                           1.35%     to       2.50%        --      to         --       23.58%     to       25.01%
 2009                           1.35%     to       2.50%        --      to         --       65.11%     to       67.01%
 2008                           1.35%     to       2.50%        --      to         --      (50.42)%    to      (49.84)%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2012                           1.35%     to       2.20%        --      to         --        5.88%     to        6.78%
 2011                           1.35%     to       2.50%        --      to       0.15%      (9.47)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
 2008                           1.35%     to       2.50%      0.46%     to       0.72%     (49.48)%    to      (48.89)%
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2012                           1.35%     to       2.50%      6.26%     to       6.27%       9.97%     to       11.24%
 2011                           1.35%     to       2.50%      6.27%     to       6.95%       1.63%     to        2.80%
 2010                           1.35%     to       2.50%      6.00%     to       6.07%       6.16%     to        7.39%
 2009                           1.35%     to       2.50%      6.93%     to       7.04%      16.50%     to       17.85%
 2008                           1.35%     to       2.50%      1.76%     to       2.12%     (23.82)%    to      (22.94)%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2012                           0.50%     to       1.50%      0.63%     to       0.70%      11.88%     to       13.00%
 2011                           0.50%     to       1.50%      0.68%     to       1.13%     (11.35)%    to      (10.53)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                                   242,428      $10.354264      to      $16.233549          $2,491,089
 2011                                   286,259        9.175765      to       14.661738           2,625,631
 2010                                   298,124        9.383033      to       15.280537           2,800,542
 2009                                   338,692        8.670403      to       14.390901           2,983,346
 2008                                   175,373        5.983369      to        6.066067           1,057,142
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                                 2,458,427       11.379499      to       17.011297          27,307,890
 2011                                 3,043,406        9.479173      to       14.456531          28,503,955
 2010                                 3,102,854       10.440769      to       16.244864          32,002,764
 2009                                 3,330,171        9.091739      to       14.431646          30,069,311
 2008                                 2,412,375        6.478219      to        6.573235          15,754,488
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                                   334,198       11.290049      to       16.056067           3,725,587
 2011                                   347,115        9.764597      to       14.152904           3,355,752
 2010                                   256,255        9.879026      to       14.593482           2,537,014
 2009                                   251,866        8.602066      to       12.950825           2,174,143
 2008                                   148,530        6.688394      to        6.777960           1,001,478
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                                 2,228,053       12.757530      to       18.710163          27,876,674
 2011                                 2,658,375       10.923371      to       16.343630          28,677,185
 2010                                 2,939,236       11.274242      to       17.209473          32,956,942
 2009                                 3,185,866        9.230857      to       14.374862          29,411,750
 2008                                 1,596,779        6.696166      to        6.794283          10,774,226
OPPENHEIMER VALUE FUND/ VA
 2012                                   151,367       10.221740      to       15.028094           1,569,430
 2011                                   165,954        9.115962      to       13.652516           1,541,212
 2010                                   143,100        9.199060      to        9.625296           1,389,456
 2009                                   212,399        8.211525      to        8.455636           1,798,331
 2008                                   171,612        6.295470      to        6.366550           1,085,350
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                                 7,129,432       13.109378      to       17.668133          90,905,102
 2011                                 7,493,345       11.843122      to       16.283898          87,183,520
 2010                                 8,774,553       12.322677      to       17.285592         107,300,181
 2009                                 9,270,764       11.019201      to       15.769223         101,820,907
 2008                                 4,282,230        7.042341      to        7.146244          30,391,469
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                                   736,311       10.968758      to       11.908654           8,526,279
 2011                                   688,977       10.506520      to       15.010968           7,120,025
 2010                                   727,108       10.630143      to       15.440421           7,642,758
 2009                                   726,166        9.338424      to       13.789621           6,730,516
 2008                                   335,763        6.877682      to        6.952999           2,322,036
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                                   156,408        8.100248      to       13.845310           1,305,467
 2011                                   179,940        6.712534      to       11.544659           1,238,367
 2010                                   175,158        7.851992      to       13.757115           1,414,119
 2009                                   186,215        7.392382      to       13.193438           1,399,090
 2008                                   114,700        5.844073      to        5.908142             674,450

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                           0.85%     to       2.75%      0.40%     to       0.48%      10.72%     to       12.84%
 2011                           0.85%     to       2.75%      0.11%     to       0.12%      (4.05)%    to       (2.21)%
 2010                           0.85%     to       2.75%        --      to         --        6.18%     to        8.22%
 2009                           0.85%     to       2.75%        --      to         --       40.25%     to       42.93%
 2008                           0.85%     to       2.50%        --      to         --      (44.90)%    to      (44.29)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                           0.75%     to       2.75%      1.92%     to       2.53%      17.67%     to       20.05%
 2011                           0.75%     to       2.75%      1.06%     to       1.06%     (11.01)%    to       (9.21)%
 2010                           0.75%     to       2.75%      1.22%     to       1.24%      12.56%     to       14.84%
 2009                           0.75%     to       2.75%      2.27%     to       2.27%      35.58%     to       38.32%
 2008                           0.75%     to       2.50%        --      to         --      (38.72)%    to      (38.00)%
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                           0.85%     to       2.75%      0.66%     to       0.76%      13.45%     to       15.62%
 2011                           0.85%     to       2.75%      0.59%     to       0.65%      (3.02)%    to       (1.16)%
 2010                           0.85%     to       2.75%      0.67%     to       0.89%      12.68%     to       14.85%
 2009                           0.85%     to       2.75%      1.36%     to       1.36%      24.53%     to       26.91%
 2008                           0.85%     to       2.45%        --      to         --      (36.53)%    to      (35.85)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                           0.75%     to       2.75%      0.33%     to       0.33%      14.48%     to       16.79%
 2011                           0.75%     to       2.75%      0.39%     to       0.40%      (5.03)%    to       (3.11)%
 2010                           0.75%     to       2.75%      0.36%     to       0.42%      19.72%     to       22.14%
 2009                           0.75%     to       2.75%      0.23%     to       0.23%      33.18%     to       35.86%
 2008                           0.75%     to       2.50%        --      to         --      (36.25)%    to      (35.50)%
OPPENHEIMER VALUE FUND/ VA
 2012                           0.85%     to       2.70%      1.13%     to       1.13%      10.08%     to       12.13%
 2011                           0.85%     to       2.70%        --      to       0.88%      (7.03)%    to       (5.29)%
 2010                           0.85%     to       2.45%      0.89%     to       0.89%      12.03%     to       13.83%
 2009                           0.85%     to       2.45%      0.16%     to       0.36%      29.37%     to       31.45%
 2008                           0.85%     to       2.20%        --      to         --      (41.51)%    to      (40.98)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                           0.75%     to       2.75%      5.43%     to       5.52%       8.50%     to       10.69%
 2011                           0.75%     to       2.75%      9.55%     to       9.62%      (5.79)%    to       (3.89)%
 2010                           0.75%     to       2.75%     13.81%     to      13.88%       9.62%     to       11.83%
 2009                           0.75%     to       2.75%      4.65%     to       4.65%      51.15%     to       54.20%
 2008                           0.75%     to       2.50%        --      to         --      (31.12)%    to      (30.31)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                           0.75%     to       2.45%        --      to       0.73%      11.44%     to       13.35%
 2011                           0.75%     to       2.40%      3.70%     to       4.30%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      2.06%     to       4.63%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%        --      to         --       32.00%     to       34.20%
 2008                           0.85%     to       2.15%        --      to         --      (33.14)%    to      (32.56)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                           0.85%     to       2.40%      2.90%     to       4.98%      18.82%     to       20.67%
 2011                           0.85%     to       2.70%      2.54%     to       2.55%     (16.08)%    to      (14.51)%
 2010                           0.85%     to       2.70%      3.38%     to       3.41%       4.27%     to        6.22%
 2009                           0.85%     to       2.70%        --      to         --       22.83%     to       25.12%
 2008                           0.85%     to       2.15%        --      to         --      (44.71)%    to      (44.23)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                                   159,185       $8.034559      to      $13.289604          $1,303,847
 2011                                   183,936        6.673092      to       11.204386           1,250,369
 2010                                   184,549        8.227517      to       13.865393           1,530,117
 2009                                   214,939        7.486362      to       13.002746           1,630,606
 2008                                   135,003        6.036515      to        6.102674             818,726
PUTNAM VT INVESTORS FUND
 2012                                     9,099       12.581848      to       16.050711             129,579
 2011                                     5,241       10.926607      to       13.807398              70,658
 2010                                     3,795       13.870722      to       13.870722              52,641
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                                   186,810       11.928452      to       17.818061           2,235,027
 2011                                   273,496       10.229368      to       15.580789           2,799,023
 2010                                   203,283       10.787046      to       16.801794           2,233,268
 2009                                   176,203        8.587762      to       13.701124           1,560,968
 2008                                    97,653        6.532869      to        6.604529             642,194
PUTNAM VT VOYAGER FUND
 2012                                   672,840       10.125015      to       14.310109           7,794,695
 2011                                   196,402        8.997772      to       12.590426           2,079,361
 2010                                    34,353       11.118426      to       15.402708             513,917
 2009                                       375       12.814702      to       12.814702               4,805
PUTNAM VT EQUITY INCOME FUND
 2012                                    81,472       12.887241      to       16.232605           1,245,921
 2011                                    68,788       10.965150      to       13.578750             883,394
 2010                                    36,701       10.921139      to       13.389583             489,319
 2009                                        71       11.950208      to       11.950208                 854
PIMCO ALL ASSET FUND
 2012                                   143,177       11.309358      to       11.572157           1,626,976
 2011                                    31,189        9.999541      to       10.091449             311,615
PIMCO EQS PATHFINDER FUND
 2012                                   613,597       10.153212      to       10.349481           6,249,628
 2011                                   136,466        9.389138      to        9.475458           1,276,923
PIMCO GLOBAL MULTI-ASSET FUND
 2012                                    71,070       10.371089      to       10.571584             737,329
 2011                                    27,351        9.678566      to        9.767544             264,759
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                                   250,217        1.523865      to       16.356405             459,248
 2011                                   372,951        1.312477      to        1.401227             512,677
 2010                                   355,404        1.407108      to        1.492525             523,269
 2009                                   360,460        1.341763      to        1.414006             504,354
 2008                                   420,029        0.872678      to        0.913715             380,416
JENNISON PORTFOLIO
 2012                                    43,669        1.011181      to        1.011181              44,157
 2011                                    43,669        0.893188      to        0.893188              39,005
 2010                                   116,634        0.897947      to        0.924809             106,650
 2009                                   139,798        0.825281      to        0.873620             118,032
 2008                                   145,348        0.592850      to        0.623193              88,007

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                           1.25%     to       2.75%      2.16%     to       2.18%      18.61%     to       20.40%
 2011                           1.25%     to       2.75%      3.20%     to       3.38%     (19.19)%    to      (17.97)%
 2010                           0.85%     to       2.75%        --      to         --        7.04%     to        9.10%
 2009                           1.25%     to       2.40%        --      to         --       21.68%     to       23.09%
 2008                           0.85%     to       2.15%        --      to         --      (42.46)%    to      (41.96)%
PUTNAM VT INVESTORS FUND
 2012                           0.50%     to       1.45%      1.02%     to       1.29%      15.15%     to       16.25%
 2011                           0.50%     to       1.45%        --      to       1.15%      (1.40)%    to       (0.46)%
 2010                           0.50%     to       0.50%      0.53%     to       0.53%      13.35%     to       13.35%
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                           0.75%     to       2.70%      0.44%     to       0.44%      14.36%     to       16.61%
 2011                           0.75%     to       2.70%      0.42%     to       0.49%      (7.27)%    to       (5.44)%
 2010                           0.85%     to       2.70%      0.30%     to       0.30%      22.63%     to       24.92%
 2009                           1.15%     to       2.70%      1.44%     to       1.44%      28.03%     to       30.03%
 2008                           1.15%     to       2.45%        --      to         --      (36.58)%    to      (36.02)%
PUTNAM VT VOYAGER FUND
 2012                           0.50%     to       1.50%      0.28%     to       0.30%      12.53%     to       13.66%
 2011                           0.50%     to       1.50%        --      to         --      (19.07)%    to      (18.26)%
 2010                           0.50%     to       1.50%      0.89%     to       0.89%      11.18%     to       20.20%
 2009                           0.50%     to       0.50%        --      to         --       28.15%     to       28.15%
PUTNAM VT EQUITY INCOME FUND
 2012                           0.30%     to       1.50%        --      to       2.00%      17.53%     to       18.95%
 2011                           0.50%     to       1.50%      1.55%     to       2.12%       0.40%     to        1.41%
 2010                           0.50%     to       1.50%      0.95%     to       0.95%       9.21%     to       12.05%
 2009                           0.50%     to       0.50%        --      to         --       19.50%     to       19.50%
PIMCO ALL ASSET FUND
 2012                           0.30%     to       1.50%      4.76%     to       5.18%      13.10%     to       14.46%
 2011                           0.50%     to       1.50%      4.00%     to       4.64%         --      to        0.91%
PIMCO EQS PATHFINDER FUND
 2012                           0.50%     to       1.50%      0.84%     to       0.94%       8.14%     to        9.22%
 2011                           0.50%     to       1.50%      0.09%     to       0.16%      (6.11)%    to       (5.25)%
PIMCO GLOBAL MULTI-ASSET FUND
 2012                           0.50%     to       1.50%      3.35%     to       3.50%       7.16%     to        8.23%
 2011                           0.50%     to       1.50%        --      to         --       (3.21)%    to       (2.32)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                           1.70%     to       2.60%        --      to         --        7.78%     to        8.75%
 2011                           1.70%     to       2.35%        --      to         --       (6.73)%    to       (6.12)%
 2010                           1.70%     to       2.35%        --      to         --        4.87%     to        5.55%
 2009                           1.70%     to       2.35%        --      to         --       53.75%     to       54.75%
 2008                           1.70%     to       2.35%        --      to         --      (40.81)%    to      (40.42)%
JENNISON PORTFOLIO
 2012                           2.20%     to       2.20%        --      to         --       13.21%     to       13.21%
 2011                           2.20%     to       2.20%        --      to         --       (2.26)%    to       (2.26)%
 2010                           2.05%     to       2.40%      0.02%     to       0.02%       8.81%     to        9.19%
 2009                           1.70%     to       2.40%      0.28%     to       0.29%      39.21%     to       40.19%
 2008                           1.70%     to       2.40%      0.07%     to       0.07%     (39.04)%    to      (38.61)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2012                                   221,467       $1.263664      to      $16.049431            $315,604
 2011                                   221,591        1.126140      to       14.410334             284,514
 2010                                   269,412        1.176590      to        1.217103             325,053
 2009                                   269,804        1.059167      to        1.091807             292,267
 2008                                   304,801        0.750512      to        0.785419             237,098
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2012                                    36,866        0.951261      to        0.951261              35,068
 2011                                    36,866        0.797967      to        0.797967              29,418
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                                 3,837,095       11.014058      to       14.461375          44,591,206
 2011                                 4,781,804        9.714248      to       12.992792          49,253,592
 2010                                 5,217,369       10.023866      to       13.657326          55,919,948
 2009                                 5,136,540        9.010887      to       12.506409          49,876,282
 2008                                 2,944,931        7.322402      to       10.893737          24,622,036
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                                   159,504       15.421242      to       16.984478           2,630,889
 2011                                   192,593       13.295328      to       14.475731           2,715,455
 2010                                   211,931       13.925507      to       14.988434           3,105,136
 2009                                   226,033       12.341037      to       13.131153           2,910,971
 2008                                   243,451        9.854026      to       10.365093           2,482,506
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                                 6,138,699       10.083217      to       10.441741          62,842,077
 2011                                 3,990,162        9.117538      to        9.259472          36,629,296
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                                   840,320        9.767694      to        9.924071           8,268,268
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                                   509,389        1.298791      to        1.461617             818,108
 2011                                   728,215        1.178104      to        1.310634             893,823
 2010                                   895,881        1.134366      to        1.247548           1,058,972
 2009                                   982,610        1.026647      to        1.116172           1,046,224
 2008                                 1,187,869        0.911719      to        0.979889           1,116,169
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                                 3,279,900        1.639407      to       12.785324           5,451,561
 2011                                 3,840,214        1.566088      to       12.385714           5,917,870
 2010                                 4,657,934        1.332467      to        1.465421           6,596,959
 2009                                 4,948,130        1.276163      to        1.387455           7,296,678
 2008                                 5,612,820        1.168078      to        1.255427           6,782,288
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                                 1,933,900        1.168928      to        1.315436           2,477,581
 2011                                 2,463,930        1.003183      to        1.116024           2,681,276
 2010                                 3,041,018        1.051224      to        1.156101           3,419,265
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                                   109,977       11.394184      to       11.729566           1,273,524
 2011                                   133,369       10.294596      to       10.476517           1,386,842
 2010                                   155,090       12.120069      to       12.193157           1,886,410
 2009                                 1,913,891        0.920576      to        1.000862           1,856,144
 2008                                 1,919,370        0.837840      to        0.900500           1,675,898

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2012                           1.70%     to       2.45%      0.55%     to       0.55%      11.37%     to       12.21%
 2011                           1.70%     to       2.45%        --      to       0.50%      (8.17)%    to       (7.47)%
 2010                           1.70%     to       2.05%      0.33%     to       0.34%      11.09%     to       11.48%
 2009                           1.70%     to       2.05%      1.65%     to       1.74%      38.52%     to       39.01%
 2008                           1.70%     to       2.35%      1.40%     to       1.75%     (43.89)%    to      (43.53)%
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2012                           2.20%     to       2.20%        --      to         --       19.21%     to       19.21%
 2011                           2.20%     to       2.20%      0.45%     to       0.45%     (17.16)%    to      (17.16)%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                           0.85%     to       2.70%      1.28%     to       1.54%      11.30%     to       13.38%
 2011                           0.85%     to       2.70%      1.00%     to       1.04%      (4.87)%    to       (3.09)%
 2010                           0.85%     to       2.70%      0.10%     to       0.10%       9.20%     to       11.24%
 2009                           0.85%     to       2.70%      3.58%     to       4.54%      20.80%     to       23.06%
 2008                           0.85%     to       2.50%      1.86%     to       1.86%     (33.89)%    to      (30.20)%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                           1.35%     to       2.50%      1.42%     to       1.45%      15.99%     to       17.33%
 2011                           1.35%     to       2.50%      1.34%     to       1.36%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.14%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.20%     to       4.32%      25.24%     to       26.69%
 2008                           1.35%     to       2.50%      2.35%     to       2.53%     (37.39)%    to      (36.66)%
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                           0.85%     to       2.80%        --      to         --       10.59%     to       12.77%
 2011                           0.85%     to       2.80%        --      to         --       (8.82)%    to       (7.41)%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                           0.85%     to       2.75%        --      to         --       (2.32)%    to       (0.76)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                           1.35%     to       2.50%      1.38%     to       1.53%      10.24%     to       11.52%
 2011                           1.35%     to       2.50%      2.48%     to       2.86%       3.86%     to        5.06%
 2010                           1.35%     to       2.50%      1.73%     to       1.74%      10.49%     to       11.77%
 2009                           1.35%     to       2.50%      2.02%     to       2.04%      12.61%     to       13.91%
 2008                           1.35%     to       2.50%      2.44%     to       2.45%     (30.87)%    to      (30.07)%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                           1.35%     to       2.75%      1.44%     to       1.45%       3.23%     to        4.68%
 2011                           1.35%     to       2.75%      1.70%     to       2.69%       5.38%     to        6.87%
 2010                           1.35%     to       2.50%      3.37%     to       3.42%       4.41%     to        5.62%
 2009                           1.35%     to       2.50%      4.51%     to       4.52%       9.25%     to       10.52%
 2008                           1.35%     to       2.50%      4.81%     to       4.81%      (0.15)%    to        1.01%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                           1.35%     to       2.50%      1.35%     to       1.35%      16.52%     to       17.87%
 2011                           1.35%     to       2.50%      0.52%     to       0.54%      (4.57)%    to       (3.47)%
 2010                           1.35%     to       2.50%      0.53%     to       0.79%      11.02%     to       12.30%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                           1.35%     to       2.50%      1.35%     to       1.37%      10.68%     to       11.96%
 2011                           1.35%     to       2.50%      0.29%     to       0.31%     (15.06)%    to      (14.08)%
 2010                           1.35%     to       2.50%        --      to         --       21.20%     to       21.93%
 2009                           1.35%     to       2.50%      3.01%     to       3.20%       9.88%     to       11.15%
 2008                           1.35%     to       2.50%      1.98%     to       2.05%     (44.81)%    to      (44.17)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                                 1,299,692       $1.530857      to       $1.722746          $2,159,489
 2011                                 1,583,406        1.455057      to        1.618725           2,489,270
 2010                                 1,949,054        1.563785      to        1.719780           3,274,796
 2009                                 2,298,885        1.264746      to        1.375020           3,049,986
 2008                                 2,570,222        0.849501      to        0.913021           2,271,934
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2012                                    89,517       17.968169      to       20.805660           1,618,360
 2011                                   103,948       15.468782      to       18.109556           1,601,116
 2010                                   121,343       15.612951      to       18.480499           1,890,354
 2009                                   111,407       11.675368      to       13.972442           1,272,221
 2008                                   113,249        8.181197      to        8.434447             935,355
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                                    20,885       13.060130      to       13.929712             279,657
 2011                                    36,256       11.711416      to       12.385528             436,787
 2010                                    44,338       12.909634      to       13.537143             587,674
 2009                                    49,368       11.255012      to       11.702245             566,482
 2008                                    78,053        7.182592      to        7.404895             568,514
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                                    25,577       13.093485      to       14.125238             351,370
 2011                                    29,014       11.603564      to       12.393407             352,314
 2010                                    23,563       12.679284      to       13.295704             307,789
 2009                                    13,895       10.473260      to       10.740753             147,847
 2008                                    16,003        7.246621      to        7.391000             117,257

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                           1.35%     to       2.50%        --      to         --        5.21%     to        6.43%
 2011                           1.35%     to       2.50%        --      to         --       (6.95)%    to       (5.88)%
 2010                           1.35%     to       2.50%        --      to         --       23.64%     to       25.07%
 2009                           1.35%     to       2.50%        --      to         --       48.88%     to       50.60%
 2008                           1.35%     to       2.50%        --      to         --      (42.87)%    to      (42.21)%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2012                           1.35%     to       2.45%        --      to         --       14.89%     to       16.16%
 2011                           1.35%     to       2.45%        --      to         --       (2.01)%    to       (0.92)%
 2010                           1.35%     to       2.45%        --      to         --       32.26%     to       33.73%
 2009                           1.35%     to       2.45%        --      to         --       36.91%     to       38.43%
 2008                           1.35%     to       2.20%        --      to         --      (45.57)%    to      (45.10)%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                           1.35%     to       2.20%      0.81%     to       0.86%      11.52%     to       12.47%
 2011                           1.35%     to       2.20%      0.67%     to       0.79%      (9.28)%    to       (8.51)%
 2010                           1.35%     to       2.20%      1.48%     to       1.59%      14.70%     to       15.68%
 2009                           1.35%     to       2.20%      1.22%     to       1.30%      56.70%     to       58.03%
 2008                           1.35%     to       2.20%        --      to         --      (45.76)%    to      (45.29)%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                           1.35%     to       2.35%      0.10%     to       0.10%      12.84%     to       13.97%
 2011                           1.35%     to       2.35%        --      to       0.14%      (7.71)%    to       (6.79)%
 2010                           1.35%     to       2.20%      0.55%     to       0.55%      21.06%     to       22.10%
 2009                           1.65%     to       2.20%        --      to         --       44.53%     to       45.32%
 2008                           1.65%     to       2.20%      2.49%     to       2.73%     (41.40)%    to      (41.08)%

    *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the
       Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  ***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;
       inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

       MAV/EPB Death Benefit Charge maximum of .30%

       MAV Plus (same as MAV/EPB) maximum of .30%

       The Hartford's Principal First Charge maximum of .75%

       The Hartford's Principal First Preferred Charge maximum of .20%

       MAV 70 Death Benefit Charge maximum of .20%

       Optional Death Benefit Charge maximum of .15%

       Earnings Protection Benefit Charge maximum of .20%

       Return of Premium Death Benefit maximum of .75%

       MAV III maximum of 1.50%

       MAV IV maximum of 1.50%

       MAV V maximum of 1.50%

       Legacy lock maximum of 1.50%

       Daily lock maximum of 2.50%

       Return of Premium III maximum of 0.75%

       Return of Premium IV maximum of 0.75%

       Return of Premium V maximum of 0.75%

       Maximum daily value maximum of 1.50%

       Safety Plus maximum of 2.50%

       Future6 maximum of 2.50%

       Future5 maximum of 2.50%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2012 and through the issuance date of the Account's financial statements, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2012 and 2011, and for the Years Ended December 31, 2012, 2011 and 2010

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-41

[DELOITTE LOGO]                                                     DELOITTE & TOUCHE LLP
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                                                                    185 Asylum Street
                                                                    Hartford,CT 06103-3402
                                                                    USA
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                                                                    www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows each of the three years in the period ended December 31, 2012, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

/s/ Deloitte & Touche LLP

April 10, 2013

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2012                      2011
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $13,760,107,102           $11,394,354,135
 Common and preferred stocks          833,792,149             1,017,063,560
 Mortgage loans on real
  estate                              907,375,838               660,905,198
 Real estate                           24,674,594                25,506,912
 Contract loans                       375,218,562               370,655,282
 Cash and short-term
  investments                       2,012,782,902             3,179,543,702
 Derivatives                          673,239,577             1,602,784,576
 Other invested assets                279,355,350               251,264,156
                              -------------------       -------------------
     TOTAL CASH AND INVESTED
                      ASSETS       18,866,546,074            18,502,077,521
                              -------------------       -------------------
 Investment income due and
  accrued                             200,098,931               167,669,384
 Amounts recoverable for
  reinsurance                         226,878,415                82,357,163
 Federal income tax
  recoverable                                  --                66,466,241
 Deferred tax asset                   394,723,616               529,817,226
 Receivables from parent,
  subsidiaries and
  affiliates                           13,512,043                19,756,182
 Other assets                         157,051,791               134,763,018
 Separate Account assets           45,851,885,131            48,255,070,982
                              -------------------       -------------------
       TOTAL ADMITTED ASSETS      $65,710,696,001           $67,757,977,717
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                  $9,208,744,094           $11,213,317,982
 Liability for deposit-type
  contracts                         1,543,283,228                65,824,777
 Policy and contract claim
  liabilities                          74,111,929                48,092,766
 Asset valuation reserve              162,571,194               179,493,239
 Interest maintenance
  reserve                              88,321,743                60,883,805
 Payables to parent,
  subsidiaries and
  affiliates                           35,894,640                23,109,160
 Accrued expense allowances
  and other amounts due from
  Separate Accounts                  (670,087,726)             (884,460,194)
 Funds held under
  reinsurance treaties with
  unauthorized reinsurers           2,981,569,933             2,552,745,907
 Payable for investment
  repurchase program                1,614,859,275                        --
 Collateral on derivatives            467,830,775             1,488,105,981
 Other liabilities                  1,325,497,396               824,354,242
 Separate Account
  liabilities                      45,851,885,131            48,255,070,982
                              -------------------       -------------------
           TOTAL LIABILITIES       62,684,481,612            63,826,538,647
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par value
  $1,250 per share, 3,000
  shares authorized, 2,000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins for
  other than special surplus
  funds                               169,606,804               174,887,393
 Gross paid-in and
  contributed surplus               2,771,903,231             2,893,378,493
 Aggregate write-ins for
  special surplus funds                        --               176,605,742
 Unassigned surplus                    82,204,354               684,067,442
                              -------------------       -------------------
   TOTAL CAPITAL AND SURPLUS        3,026,214,389             3,931,439,070
                              -------------------       -------------------
       TOTAL LIABILITIES AND
         CAPITAL AND SURPLUS      $65,710,696,001           $67,757,977,717
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2012                     2011                     2010
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                        $1,288,798,535           $1,401,142,759           $1,110,039,826
 Net investment income                                         687,977,036              637,017,383              651,852,402
 Commissions and expense allowances on reinsurance              49,989,787               34,051,212               90,333,930
  ceded
 Reserve adjustments on reinsurance ceded                   (8,032,092,137)          (7,279,328,984)          (6,345,615,060)
 Fee income                                                  1,206,201,964            1,366,934,784            1,452,299,854
 Other revenues                                                 22,453,259               13,413,968               26,435,811
                                                        ------------------       ------------------       ------------------
                                        TOTAL REVENUES      (4,776,671,556)          (3,826,768,878)          (3,014,653,237)
                                                        ------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    759,877,305              703,019,683              696,946,177
 Disability and other benefits                                   8,161,076                9,127,886                9,295,233
 Surrenders and other fund withdrawals                         305,668,254              331,833,655              283,345,881
 Commissions and expense allowances                            468,295,588              523,282,542              509,398,932
 (Decrease) increase in aggregate reserves for life           (378,937,282)           2,416,785,246              648,536,025
  and accident and health policies
 General insurance expenses                                    354,659,954              308,877,214              367,574,662
 Net transfers from Separate Accounts                       (7,601,449,859)          (7,446,610,318)          (6,144,421,221)
 Modified coinsurance adjustment on reinsurance               (292,387,321)            (201,842,919)            (236,815,941)
  assumed
 Other expenses                                                125,643,377              230,507,595              148,320,783
                                                        ------------------       ------------------       ------------------
                           TOTAL BENEFITS AND EXPENSES      (6,250,468,908)          (3,125,019,416)          (3,717,819,469)
                                                        ------------------       ------------------       ------------------
 NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME       1,473,797,352             (701,749,462)             703,166,232
                                 TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          323,855,226              115,068,345              (65,495,355)
                                                        ------------------       ------------------       ------------------
                       NET GAIN (LOSS) FROM OPERATIONS       1,149,942,126             (816,817,807)             768,661,587
                                                        ------------------       ------------------       ------------------
 Net realized capital losses, after tax                       (438,565,374)             (41,037,858)            (688,717,817)
                                                        ------------------       ------------------       ------------------
                                     NET INCOME (LOSS)        $711,376,752            $(857,855,665)             $79,943,770
                                                        ------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,893,378,493           2,890,696,495           2,889,208,215
 Capital (return) contribution                                  (121,475,262)              2,681,998               1,488,280
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,771,903,231           2,893,378,493           2,890,696,495
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      174,887,393             182,105,606             189,963,147
 Amortization of gain on inforce reinsurance                      (5,280,589)             (7,218,213)             (7,857,541)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        169,606,804             174,887,393             182,105,606
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      176,605,742             181,471,058             266,358,000
 Change in additional admitted deferred tax asset               (176,605,742)             (4,865,316)            (84,886,942)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR                 --             176,605,742             181,471,058
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      684,067,442             805,765,945             737,571,154
 Net income (loss)                                               711,376,752            (857,855,665)             79,943,770
 Change in net unrealized capital (losses) gains on             (106,980,222)            352,961,532            (342,230,129)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital              (823,914,426)            265,927,783             151,724,446
  (losses) gains
 Change in net deferred income tax                                72,756,668             499,609,022              47,041,083
 Change in asset valuation reserve                                16,922,045            (162,934,104)              9,004,550
 Change in nonadmitted assets                                   (648,630,747)           (219,410,471)            211,752,886
 Cumulative effect of change in accounting principles            176,605,742                      --                      --
 Change in liability for reinsurance in unauthorized                   1,100                   3,400               4,736,976
  companies
 Dividends to stockholder                                                 --                      --             (72,000,000)
 Correction of prior year error                                           --                      --             (21,778,791)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR         82,204,354             684,067,442             805,765,945
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,026,214,389          $3,931,439,070          $4,062,539,104
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,289,285,920          $1,399,332,372          $1,167,274,877
 Net investment income                                           702,155,801             613,946,357             763,045,855
 Reserve adjustments on reinsurance                           (8,032,092,137)         (7,279,328,984)         (6,345,615,060)
 Miscellaneous income                                          1,261,070,634           1,409,156,457           1,553,382,340
                                                           -----------------       -----------------       -----------------
  Total income                                                (4,779,579,782)         (3,856,893,798)         (2,861,911,988)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                   861,678,272           1,061,260,232             549,412,033
 Federal income tax (recoveries) payments                        (75,830,891)           (115,479,588)            363,856,309
 Net transfers from Separate Accounts                         (7,815,822,328)         (7,863,768,436)         (6,455,732,342)
 Other expenses                                                1,837,953,351              64,878,126             327,668,851
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (5,192,021,596)         (6,853,109,666)         (5,214,795,149)
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES        412,441,814           2,996,215,868           2,352,883,161
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,156,517,642           5,209,426,005           5,961,461,765
 Common and preferred stocks                                     199,580,266              53,875,698             133,591,230
 Mortgage loans                                                   69,995,071              34,571,199              82,742,398
 Derivatives and other                                            33,818,042             251,024,069             600,107,338
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,459,911,021           5,548,896,971           6,777,902,731
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         8,537,855,101           6,908,483,885           6,988,480,966
 Common and preferred stocks                                      15,489,335             146,121,947              51,045,814
 Mortgage loans                                                  316,475,000             256,825,000              33,125,000
 Real estate                                                         236,398                      --                 106,600
 Derivatives and other                                         1,207,268,735             119,866,202           1,755,491,882
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                  10,077,324,569           7,431,297,034           8,828,250,262
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                    4,563,280               6,146,082              11,680,007
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (3,621,976,828)         (1,888,546,145)         (2,062,027,538)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to stockholder                                                 --                      --             (72,000,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                     428,824,026             552,976,734            (154,549,016)
 Collateral received on investment repurchase program          1,614,859,275                      --                      --
 Net other cash used                                                (909,087)            (54,575,550)            (73,312,602)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                 MISCELLANEOUS ACTIVITIES      2,042,774,214             498,401,184            (299,861,618)
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                  (1,166,760,800)          1,606,070,907              (9,005,995)
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            3,179,543,702           1,573,472,795           1,582,478,790
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $2,012,782,902          $3,179,543,702          $1,573,472,795
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           5,189,550               2,681,998               1,488,280
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation              2,721,550               1,736,296                      --
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary Hartford Life International, Ltd.                            --                      --              29,472,142

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2012 AND 2011 AND 2010

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses. See Notes 14 and 15.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2012                     2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $711,376,752            $(857,855,665)            $79,943,770
State prescribed practice:
Reinsurance reserve credit (as described above)                 (88,280,194)             161,739,538              (3,086,978)
                                                          -----------------       ------------------       -----------------
                                                                (88,280,194)             161,739,538              (3,086,978)
                             NET INCOME (LOSS), NAIC SAP      $ 799,656,946         $ (1,019,595,203)           $ 83,030,748
                                                          -----------------       ------------------       -----------------
Statutory capital and surplus, State of Connecticut
 Basis                                                       $3,026,214,389           $3,931,439,071          $4,062,539,104
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           307,774,786              396,054,980             234,315,442
                                                          -----------------       ------------------       -----------------
                                                                307,774,786              396,054,980             234,315,442
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,718,439,603          $ 3,535,384,091         $ 3,828,223,662
                                                          -----------------       ------------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Approximately $1.5 billion of policyholder reserves on annuities assumed from Hartford Life Insurance K.K., a Japan based affiliate, that were previously recorded within Aggregate reserves for future benefits have been reclassified to Liability for deposit-type contracts in the current period at the direction of the Department. Prior periods have not been reclassified.

Certain other reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 4 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2012 and 2011, the Company had $15,553,422,110 and $17,416,612,680, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2012 and 2011 totaled $64,681,219 and $74,633,381, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for the General Account and Separate Accounts as of December 31, 2012 is presented below:

                                                                  SEPARATE
                                                                  ACCOUNTS        SEPARATE
                                                  GENERAL           WITH          ACCOUNTS
                                                  ACCOUNT        GUARANTEES     NONGUARANTEED        TOTAL          % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. With fair value adjustment                 $1,504,858,853       $ --                  $ --   $1,504,858,853         3.28%
 2. At book value less current surrender
  charge of 5% or more                            179,906,297         --                    --      179,906,297         0.39%
 3. At fair value                                          --         --        41,311,170,020   41,311,170,020        89.94%
                                              ---------------       ----       ---------------  ---------------       ------
 4. Total with adjustment or at fair value      1,684,765,150         --        41,311,170,020   42,995,935,170        93.61%
 5. At book value without adjustment
  (minimal or no charge or adjustment)          2,445,873,881         --                    --    2,445,873,881         5.32%
B. Not subject to discretionary withdrawal        360,640,185         --           130,875,400      491,515,585         1.07%
                                              ---------------       ----       ---------------  ---------------       ------
C. Total (gross)                                4,491,279,216         --        41,442,045,420   45,933,324,636       100.00%
D. Reinsurance ceded                              212,088,582         --                    --      212,088,582
                                              ---------------       ----       ---------------  ---------------       ------
E. Total (net)                                 $4,279,190,634       $ --       $41,442,045,420  $45,721,236,054
                                              ---------------       ----       ---------------  ---------------       ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                        $2,732,473,849
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                              3,433,555
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                          1,543,283,230
                                              ---------------
 4. Subtotal                                    4,279,190,634
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                        41,442,045,420
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                     --
 7. Policyholder dividend and coupon
  accumulations                                            --
 8. Policyholder premiums                                  --
 9. Guaranteed interest contracts                          --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                     --
                                              ---------------
 11. Subtotal                                  41,442,045,420
                                              ---------------
 12. Combined total                           $45,721,236,054
                                              ---------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company's investment value in a foreign insurance subsidiary is affected by adjusting GAAP annuity account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2012 and 2011.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the lower of cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $162,571,194 and $179,493,239 as of December 31, 2012 and 2011, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2012 and 2011 were $88,321,737, and $60,883,805, respectively. The net capital gains captured in the IMR, net of taxes, in 2012, 2011, and 2010 were $44,533,696, $22,055,099 and $67,929,917, respectively. The amount of income amortized from the IMR net of taxes in 2012, 2011, and 2010 included in the Company's Statements of Operations, was $17,095,758, $4,967,011 and $15,097,035, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $21,190,901, $9,684,957 and $16,191,903 for the years ended December 31, 2012, 2011 and 2010, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $33,439, $245,204 and $0 for the years ended December 31, 2012, 2011 and 2010, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2012, 2011 and 2010, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $565,263, $682,306 and $2,561,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

FUTURE ADOPTION OF ACCOUNTING STANDARDS

Offsetting of Financial Assets and Liabilities:

In December 2012, the Statutory Accounting Principles Working Group ("SAPWG") of the National Association of Insurance Commissioners ("NAIC") adopted revisions to the following SSAPs: SSAP No. 64, Offsetting and Netting of Assets and Liabilities; SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities; and SSAP No. 103 Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. The effect of these revisions, effective for financial statements issued beginning January 1, 2013, will allow offsetting of financial assets and liabilities in only certain limited circumstances and will therefore disallow netting derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company will adopt these changes effective January 1, 2013, and as a result both Derivative assets and Derivative liabilities will be increased in the first quarter 2013 statutory financial statements by approximately $793 million, from balances as of December 31, 2012.

-------------------------------------------------------------------------------

3.  INVESTMENTS

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                                   2012          2011          2010
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $575,468,717  $509,808,728  $469,730,083
Interest income from contract loans              22,174,261    22,747,522    20,359,950
Interest income from mortgage loans on real
 estate                                          41,558,591    30,291,082    27,188,650
Interest and dividends from other investments    64,491,175    86,751,995   150,668,061
Gross investment income                         703,692,744   649,599,327   667,946,744
 Less: investment expenses                       15,715,708    12,581,944    16,094,342
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $687,977,036  $637,017,383  $651,852,402
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,362,269,460     $1,023,591,266     $442,646,698
Gross unrealized capital losses                 (66,702,724)      (161,289,941)      (195,775,301)
Net unrealized capital gains                   1,295,566,736       862,301,325        246,871,397
Balance, beginning of year                      862,301,325        246,871,397       (141,761,000)
                                               ------------       ------------       ------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS ON
             BONDS AND SHORT-TERM INVESTMENTS  $433,265,411       $615,429,928       $388,632,397
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                     $720,924         $4,123,643         $2,105,046
Gross unrealized capital losses                (209,618,658)      (174,273,946)      (337,772,932)
Net unrealized capital losses                  (208,897,734)      (170,150,303)      (335,667,886)
Balance, beginning of year                     (170,150,303)      (335,667,886)       (17,158,000)
                                               ------------       ------------       ------------
    CHANGE IN NET UNREALIZED CAPITAL (LOSSES)  $(38,747,431)      $165,517,583       $(318,509,886)
         GAINS ON COMMON AND PREFERRED STOCKS
                                               ------------       ------------       ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Bonds and short-term investments               $(22,131,292)       $56,145,379        $57,288,750
Common stocks -- unaffiliated                     1,259,413            144,514             10,124
Common stocks -- affiliated                      36,605,566                 --                 --
Preferred stocks -- unaffiliated                         --           (245,204)                --
Mortgage loans on real estate                      (126,000)                --        (43,549,377)
Derivatives                                    (392,397,711)       (77,242,753)      (614,797,438)
Other invested assets                             8,941,445         12,472,692          5,232,690
Net realized capital losses                    (367,848,579)        (8,725,372)      (595,815,251)
Capital gains tax expense                        26,183,099         10,257,387         24,972,649
Net realized capital losses, after tax         (394,031,678)       (18,982,759)      (620,787,900)
 Less: amounts transferred to IMR                44,533,696         22,055,099         67,929,917
                                               ------------       ------------       ------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(438,565,374)     $(41,037,858)      $(688,717,817)
                                               ------------       ------------       ------------

For the years ended December 31, 2012, 2011 and 2010, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,348,001,597, $6,028,566,737 and $6,758,918,000, gross realized capital gains of $122,902,196,
$103,207,903 and $113,537,000, and gross realized capital losses of $47,294,722,
$46,490,884 and $40,731,000 respectively, before transfers to the IMR.

For the years ended December 31, 2012, 2011 and 2010, sales of unaffiliated common and preferred stocks resulted in proceeds of $68,765,398, $875,698 and $10,124, gross realized capital gains of $4,275,703, $152,187 and $10,124, and gross realized capital losses of $2,982,847, $7,673 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, swaptions, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2012 and 2011, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2012 and 2011, the average fair value for derivatives held for other investment and/or risk management activities was $879,622,080 and $994,929,586, respectively. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                       AS OF DECEMBER 31, 2012                            AS OF DECEMBER 31, 2011
                              NOTIONAL           FAIR          CARRYING        NOTIONAL             FAIR           CARRYING
(AMOUNTS IN THOUSANDS)          VALUE            VALUE           VALUE         VALUE               VALUE            VALUE
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps            $100,000          $2,419            $ --          $360,000          $24,656             $ --
 Foreign currency swaps           20,082            (589)         (2,098)           56,751           12,986            6,971
 Japan 3Win foreign
  currency swaps               1,553,624        (127,149)             --         1,775,646          183,792               --
Fair value hedges
 Interest rate swaps              27,999             (50)             --           109,945             (763)              --
Replication transactions
 Credit default swaps            252,500           4,076           2,608            26,900             (279)            (255)
Other investment and/or
 Risk Management activities
 Interest rate caps               54,077              --              --            54,077                5                5
 Credit default swaps            144,490          (1,060)         (1,060)          274,555            3,715            3,715
 Credit default swaps --
  offsetting                     519,972          (2,764)         (2,764)          574,372           (5,047)          (5,047)
 Foreign currency swaps           50,000          (9,072)         (9,072)           50,000           (7,205)          (7,205)
 U.S. GMWB hedging
  derivatives                 13,280,533         508,651         508,651        11,173,683          729,864          729,864
 Equity index options             45,458           2,270           2,270            13,790              569              569
 Interest rate swaps              20,000           4,034           4,034           460,645              (86)             (86)
 Interest rate swaps --
  offsetting                     260,010         (15,767)        (15,767)          225,000          (16,422)         (16,422)
 U.S. macro hedge program      7,442,223         285,785         285,785         6,819,099          356,561          356,561
 International program
  hedging instruments         22,450,857        (167,597)       (167,597)       17,044,723          497,931          497,931
                             -----------       ---------       ---------       -----------       ----------       ----------
                      TOTAL  $46,221,825        $483,187        $604,990       $39,019,186       $1,780,277       $1,566,601
                             -----------       ---------       ---------       -----------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. As of December 31, 2012 the Company did not hold cash flow qualifying forward starting swap agreements. For the year ended December 31, 2012, the Company reported a gain of $4,520,509 classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                         REALIZED GAINS (LOSSES)
                                        FOR THE YEAR ENDED                 FOR THE YEAR ENDED              FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  DECEMBER 31, 2012                   DECEMBER 31, 2011               DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------------------------------------
BY STRATEGY
Credit default swaps                                $2,904                            $738                          $1,329
Credit default swaps -- offsetting                  (1,314)                           (265)                             (4)
Foreign currency swaps                              12,448                              --                            (993)
U.S. GMWB hedging derivatives                     (242,461)                       (162,431)                       (144,744)
Equity index options                                    48                             (66)                             --
Interest rate swaps and futures                      9,294                             112                           5,772
Interest rate swaps -- offsetting                     (596)                             --                           5,822
U.S. macro hedge program                           (92,869)                       (276,125)                       (342,821)
International program hedging                     (104,440)                        326,758                        (171,159)
 instruments
                                               -----------                     -----------                     -----------
                                 TOTAL           $(416,986)                      $(111,279)                      $(646,798)
                                               -----------                     -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2012

                                             NOTIONAL        FAIR         CARRYING
(AMOUNTS IN THOUSANDS)                      AMOUNT (2)       VALUE         VALUE
---------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $340,953        $4,280        $2,796
 Below investment grade risk exposure          14,313          (188)         (188)
Basket credit default swaps (4)
 Investment grade risk exposure               190,059         1,104         1,119
 Investment grade risk exposure                70,000        (2,835)       (2,835)
Credit linked notes
 Investment grade risk exposure                50,000        45,040        49,920
                                             --------       -------       -------
                                 TOTAL       $665,325       $47,401       $50,812
                                             --------       -------       -------

                                                                   UNDERLYING REFERENCED
                                                                 CREDIT OBLIGATION(S) (1)
                                            WEIGHTED
                                             AVERAGE                                 AVERAGE
                                            YEARS TO                                 CREDIT
(AMOUNTS IN THOUSANDS)                      MATURITY            TYPE                 RATING
--------------------------------------  --------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              4 years             Corporate             A+
                                                           Credit/ Foreign
                                                                      Gov.
                                                                 Corporate
 Below investment grade risk exposure         1 year                Credit             B+
Basket credit default swaps (4)
                                                                 Corporate
 Investment grade risk exposure              4 years                Credit            BBB+
 Investment grade risk exposure              4 years           CMBS Credit             A+
Credit linked notes
                                                                 Corporate
 Investment grade risk exposure              4 years                Credit            BBB-
                                             -------       ---------------            -----
                                 TOTAL
                                             -------       ---------------            -----


                                            OFFSETTING         OFFSETTING        OFFSETTING
                                             NOTIONAL             FAIR            CARRYING
(AMOUNTS IN THOUSANDS)                      AMOUNT (3)         VALUE (3)         VALUE (3)
--------------------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure               $94,053            $(2,340)          $(2,340)

 Below investment grade risk exposure          14,313              (452)             (452)
Basket credit default swaps (4)

 Investment grade risk exposure                78,276              (875)             (875)
 Investment grade risk exposure                70,000             2,835             2,835
Credit linked notes

 Investment grade risk exposure                    --                --                --
                                             --------            ------            ------
                                 TOTAL       $256,642             $(832)            $(832)
                                             --------            ------            ------

                            AS OF DECEMBER 31, 2011

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-----------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $148,153      $(2,394)     $(2,370)
 Below investment grade risk exposure         14,313          (36)         (36)
Basket credit default swaps (4)
 Investment grade risk exposure              209,543       (2,110)      (2,110)
 Investment grade risk exposure               70,000       (6,374)      (6,374)
Credit linked notes
 Investment grade risk exposure               50,000       39,875       49,900
                                            --------      -------      -------
                                 TOTAL      $492,009      $28,961      $39,010
                                            --------      -------      -------

                                                                  UNDERLYING REFERENCED
                                                                CREDIT OBLIGATION(S) (1)
                                            WEIGHTED
                                            AVERAGE
                                            YEARS TO                               AVERAGE
(AMOUNTS IN THOUSANDS)                      MATURITY           TYPE             CREDIT RATING
--------------------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              2 years            Corporate             A-
                                                          Credit/ Foreign
                                                                     Gov.
 Below investment grade risk exposure        2 years            Corporate            BB+
                                                                   Credit
Basket credit default swaps (4)
 Investment grade risk exposure              5 years            Corporate            BBB+
                                                                   Credit
 Investment grade risk exposure              7 years          CMBS Credit             A+
Credit linked notes
 Investment grade risk exposure              6 years            Corporate            BB+
                                                                   Credit
                                            --------      ---------------          --------
                                 TOTAL
                                            --------      ---------------          --------


                                             OFFSETTING          OFFSETTING         OFFSETTING
                                              NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                       AMOUNT (3)           VALUE (3)          VALUE (3)
--------------------------------------  ----------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                 $121,253            $(1,644)           $(1,644)

 Below investment grade risk exposure             14,313             (1,252)            (1,252)

Basket credit default swaps (4)
 Investment grade risk exposure                   78,781                929                929

 Investment grade risk exposure                   70,000              6,374              6,374
Credit linked notes
 Investment grade risk exposure                       --                 --                 --

                                            ------------          ---------          ---------
                                 TOTAL          $284,347             $4,407             $4,407
                                            ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $260,059 and $279,543 as of December 31, 2012 and 2011,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2012, 2011, and 2010 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2012 and 2011, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                                  GROSS          GROSS              ESTIMATED
                                                              STATEMENT        UNREALIZED      UNREALIZED              FAIR
                                                                VALUE             GAINS          LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored -- excluding
  asset-backed                                               $1,701,238,189     $113,882,510  $(11,282,937)        $1,803,837,762
 -- Guaranteed and sponsored -- asset-backed                  2,269,303,170       65,613,690      (740,169)         2,334,176,691
States, municipalities and political subdivisions               541,077,559       83,135,680       (20,027)           624,193,212
International governments                                       425,402,388       20,370,687        (9,328)           445,763,747
All other corporate -- excluding asset-backed                 6,361,023,917      892,122,605    (2,845,895)         7,250,300,627
All other corporate -- asset-backed                           1,258,505,776       85,716,013   (49,217,597)         1,295,004,192
Hybrid securities                                                47,181,632        3,906,596    (2,586,771)            48,501,457
Short-term investments                                        1,218,426,755               --            --          1,218,426,755
Affiliated bond                                               1,156,374,471       97,521,679            --          1,253,896,150
                                                           ----------------  ---------------  ------------       ----------------
                   TOTAL BONDS AND SHORT-TERM INVESTMENTS   $14,978,533,857   $1,362,269,460  $(66,702,724)       $16,274,100,593
                                                           ----------------  ---------------  ------------       ----------------

                                                                            GROSS               GROSS                ESTIMATED
                                                                         UNREALIZED           UNREALIZED               FAIR
                                                       COST                 GAINS               LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                         $102,656,234          $720,924            $(4,963,989)          $98,413,169
Common stocks -- affiliated                            931,351,749                --           (204,239,309)          727,112,440
                                                 -----------------       -----------       ----------------       ---------------
                            TOTAL COMMON STOCKS     $1,034,007,983          $720,924          $(209,203,298)         $825,525,609
                                                 -----------------       -----------       ----------------       ---------------

                                                                                    GROSS           GROSS             ESTIMATED
                                                                  STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                                                    VALUE           GAINS           LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated                                   $8,266,540        $ --           $(415,361)         $7,851,179
                                                                -------------        ----        ------------       -------------
                                        TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                                                -------------        ----        ------------       -------------

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                   GROSS            GROSS             ESTIMATED
                                                                 STATEMENT       UNREALIZED      UNREALIZED             FAIR
                                                                   VALUE           GAINS           LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                  $8,446,226        $ --          $(1,257,001)         $7,189,225
                                                               -------------        ----        -------------       -------------
                                       TOTAL PREFERRED STOCKS     $8,446,226        $ --          $(1,257,001)         $7,189,225
                                                               -------------        ----        -------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2012 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $1,825,114,648     $1,840,353,897
Due after one year through five years           3,500,123,823      3,659,567,243
Due after five years through ten years          4,525,043,655      4,871,237,647
Due after ten years                             5,128,251,731      5,902,941,806
                                           ------------------  -----------------
                                    TOTAL     $14,978,533,857    $16,274,100,593
                                           ------------------  -----------------

At December 31, 2012 and 2011, securities with a statement value of $3,951,872 and $3,849,385, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 4.30% and 3.00% and 5.20% and 3.44% for loans during 2012 and 2011, respectively. During 2012 and 2011, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2012 and 2011, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 78.02% and 75.47%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2012 and 2011, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2012 and 2011, there were impaired loans with a related allowance for credit losses of $565,263 and $682,306 with interest income recognized during the period the loans were impaired of $5,330,564 and $4,961,927, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2012, 2011 and 2010.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

In 2012, the Company entered into repurchase agreement and dollar roll transactions to earn incremental income and additional liquidity. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or bonds. The Company accounts for the repurchase agreement and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreement and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275 as of December 31, 2012. The aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227 as of December 31, 2012.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged of $110,458,232 and $369,461,123, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2012 and 2011, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $645,472,822 and $1,708,566,498, respectively. At December 31, 2012 and 2011, cash collateral of $483,734,283 and $1,488,105,981, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $483,734,283 and $1,488,105,981 as of December 31, 2012 and 2011, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2012 and 2011. As of December 31, 2012 and 2011, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2012 and 2011.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                           LESS THAN 12 MONTHS
                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST               VALUE               LOSSES
----------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored                 $223,652            $212,369            $(11,283)
  -- guaranteed &
   sponsored
  -- asset-backed             249,828             249,091                (737)
States, municipalities
 & political
 subdivisions                   1,055               1,035                 (20)
International
 governments                      528                 518                 (10)
All other corporate
 including
 international                287,700             285,851              (1,849)
All other corporate --
 asset-backed                  51,133              45,653              (5,480)
Hybrid securities                  --                  --                  --
                             --------            --------            --------
TOTAL FIXED MATURITIES        813,896             794,517             (19,379)
Common stock --
 unaffiliated                  60,000              56,280              (3,720)
Common stock --
 affiliated                        --                  --                  --
Preferred stock --
 unaffiliated                      --                  --                  --
                             --------            --------            --------
TOTAL STOCKS                   60,000              56,280              (3,720)
                             --------            --------            --------
TOTAL SECURITIES             $873,896            $850,797            $(23,099)
                             --------            --------            --------

                                    12 MONTHS OR MORE
                        AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)    COST            VALUE           LOSSES
----------------------  -----------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored                 $ --            $ --            $ --
  -- guaranteed &
   sponsored
  -- asset-backed              78              75              (3)
States, municipalities
 & political
 subdivisions                  --              --              --
International
 governments                   --              --              --
All other corporate
 including
 international             47,003          46,006            (997)
All other corporate --
 asset-backed             499,760         456,023         (43,737)
Hybrid securities          26,057          23,470          (2,587)
                        ---------       ---------        --------
TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock --
 unaffiliated              11,397          10,153          (1,244)
Common stock --
 affiliated               931,352         727,113        (204,239)
Preferred stock --
 unaffiliated               8,044           7,629            (415)
                        ---------       ---------        --------
TOTAL STOCKS              950,793         744,895        (205,898)
                        ---------       ---------        --------
TOTAL SECURITIES        $1,523,691      $1,270,469      $(253,222)
                        ---------       ---------        --------

                                           TOTAL
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored              $223,652         $212,369        $(11,283)
  -- guaranteed &
   sponsored
  -- asset-backed          249,906          249,166            (740)
States, municipalities
 & political
 subdivisions                1,055            1,035             (20)
International
 governments                   528              518             (10)
All other corporate
 including
 international             334,703          331,857          (2,846)
All other corporate --
 asset-backed              550,893          501,676         (49,217)
Hybrid securities           26,057           23,470          (2,587)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES   1,386,794        1,320,091         (66,703)
Common stock --
 unaffiliated               71,397           66,433          (4,964)
Common stock --
 affiliated                931,352          727,113        (204,239)
Preferred stock --
 unaffiliated                8,044            7,629            (415)
                        ----------       ----------        --------
TOTAL STOCKS             1,010,793          801,175        (209,618)
                        ----------       ----------        --------
TOTAL SECURITIES        $2,397,587       $2,121,266       $(276,321)
                        ----------       ----------        --------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDOs"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                        LESS THAN 12 MONTHS
                        AMORTIZED           FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE                LOSSES
----------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &         $125,903         $124,854             $(1,049)
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed           36,541           36,477                 (64)
States, municipalities      74,804           74,119                (685)
 & political
 subdivisions
International                  315              315                  --
 governments
All other corporate        649,737          625,937             (23,800)
 including
 international
All other corporate --     369,249          341,134             (28,115)
 asset-backed
Hybrid securities            2,257            2,200                 (57)
                        ----------       ----------            --------
TOTAL FIXED MATURITIES   1,258,806        1,205,036             (53,770)
Common stock --             62,886           53,088              (9,798)
 unaffiliated
Common stock --                 --               --                  --
 affiliated
Preferred stock --              --               --                  --
 unaffiliated
                        ----------       ----------            --------
TOTAL STOCKS                62,886           53,088              (9,798)
                        ----------       ----------            --------
TOTAL SECURITIES        $1,321,692       $1,258,124            $(63,568)
                        ----------       ----------            --------

                                     12 MONTHS OR MORE
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &             $ --             $ --            $ --
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed              126              124              (2)
States, municipalities      10,000            9,731            (269)
 & political
 subdivisions
International                5,000            4,607            (393)
 governments
All other corporate         78,131           73,593          (4,538)
 including
 international
All other corporate --     429,162          349,507         (79,655)
 asset-backed
Hybrid securities           61,557           38,894         (22,663)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES     583,976          476,456        (107,520)
Common stock --                  3               --              (3)
 unaffiliated
Common stock --            931,352          768,136        (163,216)
 affiliated
Preferred stock --           8,248            6,991          (1,257)
 unaffiliated
                        ----------       ----------        --------
TOTAL STOCKS               939,603          775,127        (164,476)
                        ----------       ----------        --------
TOTAL SECURITIES        $1,523,579       $1,251,583       $(271,996)
                        ----------       ----------        --------

                                           TOTAL
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &         $125,903         $124,854         $(1,049)
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed           36,667           36,601             (66)
States, municipalities      84,804           83,850            (954)
 & political
 subdivisions
International                5,315            4,922            (393)
 governments
All other corporate        727,868          699,530         (28,338)
 including
 international
All other corporate --     798,411          690,641        (107,770)
 asset-backed
Hybrid securities           63,814           41,094         (22,720)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES   1,842,782        1,681,492        (161,290)
Common stock --             62,889           53,088          (9,801)
 unaffiliated
Common stock --            931,352          768,136        (163,216)
 affiliated
Preferred stock --           8,248            6,991          (1,257)
 unaffiliated
                        ----------       ----------        --------
TOTAL STOCKS             1,002,489          828,215        (174,274)
                        ----------       ----------        --------
TOTAL SECURITIES        $2,845,271       $2,509,707       $(335,564)
                        ----------       ----------        --------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2012, the Company recognized losses for OTTIs on loan-backed and structured securities of $48,850 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $2,985,511 and $2,936,661, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2012, recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                        2
                                     BOOK/ADJ
                                     CARRYING
                                      VALUE                   3
                                    AMORTIZED           PRESENT VALUE
                                   COST BEFORE                OF
              1                   CURRENT PERIOD          PROJECTED
            CUSIP                      OTTI               CASH FLOWS
-------------------------------------------------------------------------
00503N            AB        7        $7,535,388            $1,959,990
05947U            HT        8         3,987,817             3,981,363
059497            BW        6         9,725,618             9,468,201
059500            BK        3           324,723               301,919
07383F            YN        2         1,426,119             1,353,732
07388N            AX        4         8,656,256             6,740,942
15188R            AB        8           985,186                77,012
173067            AJ        8           685,067               541,014
22540V            V3        3         2,653,742             2,644,326
22541N            VA        4         2,380,022             2,338,979
22545X            BB        8           508,624               368,740
36158Y            BE        8           309,993               306,870
361849            N6        5         1,365,928               690,902
46625M            CY        3           644,072               572,350
46625M            KQ        1         1,741,503             1,562,570
46625Y            JP        9           787,944               729,302
46625Y            WE        9         3,076,000             2,571,757
55312Y            BD        3         2,224,569             1,767,229
75970J            AU        0            10,731                 9,123
92978T            BU        4         1,892,277             1,301,900
93364L            AD        0         7,945,532             5,903,490
75970J            AU        0             7,970                   344
00503N            AB        7         1,693,311             1,186,748
00503N            AB        7         1,050,813               497,908
22541N            NJ        4         5,519,877             4,981,232
00503N            AB        7           339,385                    (1)
46625M            CY        3           131,678               112,628
83611Y            AD        4         2,291,525             2,256,378
22540V            V3        3           744,763               707,340
36158Y            BE        8            44,757                25,424
46625M            CY        3            81,434                46,372
46625M            KQ        1           530,791               475,970
07383F            MR        6           132,490               127,782
22540V            V3        3           302,095               212,829
46625M            PS        2         1,058,378               914,896
61746W            HJ        2           368,434               260,421
38500X            AC        6           213,094                51,334
05947U            HT        8           291,112                39,845
07383F            MR        6            49,165                 7,321
173067            AJ        8           224,795               162,576
79548C            DK        9           158,872                26,374
                                                                TOTAL


                                                                              7
                                                                           DATE OF
                                      5                     6             FINANCIAL
                   4              AMORTIZED                FAIR           STATEMENT
              RECOGNIZED          COST AFTER             VALUE AT           WHERE
                 OTTI                OTTI              TIME OF OTTI        REPORTED
----------  -------------------------------------------------------------------------
00503N          $(5,575,398)       $1,959,990              $607,018         9/30/2009
05947U               (6,454)        3,981,363             3,980,969         9/30/2009
059497             (257,417)        9,468,201             8,381,882         9/30/2009
059500              (22,804)          301,919               279,440         9/30/2009
07383F              (72,387)        1,353,732             1,587,169         9/30/2009
07388N           (1,915,314)        6,740,942             6,301,194         9/30/2009
15188R             (908,174)           77,012               251,926         9/30/2009
173067             (144,053)          541,014               766,378         9/30/2009
22540V               (9,416)        2,644,326             2,502,017         9/30/2009
22541N              (41,043)        2,338,979             2,347,354         9/30/2009
22545X             (139,884)          368,740               339,617         9/30/2009
36158Y               (3,123)          306,870               288,672         9/30/2009
361849             (675,026)          690,902               946,149         9/30/2009
46625M              (71,722)          572,350               526,565         9/30/2009
46625M             (178,933)        1,562,570             1,521,277         9/30/2009
46625Y              (58,642)          729,302               741,670         9/30/2009
46625Y             (504,243)        2,571,757             3,146,164         9/30/2009
55312Y             (457,340)        1,767,229             1,494,736         9/30/2009
75970J               (1,608)            9,123                 1,859         9/30/2009
92978T             (590,377)        1,301,900             1,439,999         9/30/2009
93364L           (2,042,042)        5,903,490             2,400,000         9/30/2009
75970J               (7,626)              344                   169        12/31/2009
00503N             (506,563)        1,186,748               364,211         3/31/2010
00503N             (552,905)          497,908               333,860         6/30/2010
22541N             (538,645)        4,981,232             4,846,253         6/30/2010
00503N             (339,386)               (1)                   --         9/30/2010
46625M              (19,050)          112,628                45,254         3/31/2011
83611Y              (35,147)        2,256,378             1,591,947         3/31/2011
22540V              (37,423)          707,340               434,108         6/30/2011
36158Y              (19,333)           25,424                21,738         6/30/2011
46625M              (35,062)           46,372                27,758         6/30/2011
46625M              (54,821)          475,970               401,846         6/30/2011
07383F               (4,708)          127,782                70,900        12/31/2011
22540V              (89,266)          212,829                53,423        12/31/2011
46625M             (143,482)          914,896               779,975        12/31/2011
61746W             (108,013)          260,421               344,430        12/31/2011
38500X             (161,760)           51,334               560,040         6/30/2012
05947U             (251,267)           39,845                31,173        12/31/2012
07383F              (41,844)            7,321                   271        12/31/2012
173067              (62,219)          162,576               330,003        12/31/2012
79548C             (132,498)           26,374                    21        12/31/2012
            ---------------      ------------          ------------      ------------
               $(16,816,418)
            ---------------      ------------          ------------      ------------

4.  FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2012 and 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair
 value
All other corporate --
 asset-backed                                   $ --                     $12                   $2,418                  $2,430
Common stocks                                 98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
Derivative assets
 Credit derivatives                               --                  (2,669)                   1,519                  (1,150)
 Equity derivatives                               --                      --                    1,800                   1,800
 Foreign exchange derivatives                     --                 (11,171)                      --                 (11,171)
 Interest rate derivatives                        --                  26,228                       --                  26,228
 GMWB hedging instruments                         --                  98,244                  341,565                 439,809
 US macro hedge program                           --                      --                  333,449                 333,449
 International program hedging
  instruments                                     --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
Separate Account assets (1)               45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                             $ --                  $1,452                  $(1,519)                   $(67)
 Equity derivatives                               --                      --                      470                     470
 Interest rate derivatives                        --                 (37,960)                      --                 (37,960)
 GMWB hedging instruments                         --                     891                   67,951                  68,842
 US macro hedge program                           --                      --                  (47,664)                (47,664)
 International program hedging
  instruments                                     --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                     DECEMBER 31, 2011
                                  QUOTED PRICES IN
                                   ACTIVE MARKETS                                        SIGNIFICANT
                                   FOR IDENTICAL               SIGNIFICANT              UNOBSERVABLE
                                       ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)               (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair
 value
All other corporate --
 asset-backed                                $ --                     $ --                     $2,468                  $2,468
Common stocks                             146,956                       --                          4                 146,960
                                   --------------              -----------              -------------          --------------
       TOTAL BONDS AND STOCKS             146,956                       --                      2,472                 149,428
Derivative assets
 Credit derivatives                            --                   (1,075)                      (512)                 (1,587)
 Equity derivatives                            --                       --                        569                     569
 Foreign exchange derivatives                  --                     (234)                        --                    (234)
 Interest rate derivatives                     --                   19,676                          5                  19,681
 GMWB hedging instruments                      --                   43,792                    686,072                 729,864
 US macro hedge program                        --                       --                    356,561                 356,561
 International program
  hedging instruments                          --                  518,083                    (20,152)                497,931
                                   --------------              -----------              -------------          --------------
      TOTAL DERIVATIVE ASSETS                  --                  580,242                  1,022,543               1,602,785
Separate Account assets (1)            48,234,930                       --                         --              48,234,930
                                   --------------              -----------              -------------          --------------
TOTAL ASSETS ACCOUNTED FOR AT
                   FAIR VALUE         $48,381,886                 $580,242                 $1,025,015             $49,987,143
                                   --------------              -----------              -------------          --------------
Liabilities accounted for at
 fair value
Derivative liabilities
 Interest rate derivatives                   $ --                 $(36,184)                      $ --                $(36,184)
                                   --------------              -----------              -------------          --------------
  TOTAL LIABILITIES ACCOUNTED
            FOR AT FAIR VALUE                $ --                 $(36,184)                      $ --                $(36,184)
                                   --------------              -----------              -------------          --------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within Hartford Investment Management Company ("HIMCO") that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third-parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Working Group considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Working Group places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Working Group ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Working Group determines that there is a more appropriate fair value based upon the available market data, the price received from the third-party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2012 and 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

        Asset-backed securities -- Primary inputs include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

        Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

        Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

        Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

        Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

        Equity derivatives -- Significant unobservable inputs may include equity volatility.

        Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2012
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
CMBS                     $1,918         Discounted       Spread                   1,267bps
                                        cash flows       (encompasses
                                                         prepayment,
                                                         default risk and
                                                         loss severity)
RMBS                        500         Discounted       Spread                     568bps
                                        cash flows
                                                         Constant                       2%
                                                         prepayment rate
                                                         Constant default              10%
                                                         rate
                                                         Loss severity                 95%

                                         DECEMBER 31, 2012
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
CMBS                     1,267bps         1,267bps        Decrease

RMBS                       642bps           616bps        Decrease

                               2%               2%        Decrease

                              24%              19%        Decrease

                             100%              97%        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                                   DECEMBER 31, 2012
                                           PREDOMINANT           SIGNIFICANT                                       IMPACT OF
                                            VALUATION           UNOBSERVABLE                                   INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  FAIR VALUE            METHOD                INPUT          MINIMUM       MAXIMUM       ON FAIR VALUE (1)
--------------------------------------------------------------------------------------------------------------------------------
FREE STANDING
 DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options          $276,922       Option model            Equity                  10%           31%      Increase
                                                                volatility
 Customized swaps         132,594       Discounted cash         Equity                  10%           10%      Increase
                                        flows                   volatility
U.S. Macro hedge
 program
 Equity options           285,785       Option model            Equity                  24%           43%      Increase
                                                                volatility
International program
 hedging
 Equity options          (60,425)       Option model            Equity                  26%           28%      Increase
                                                                volatility

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended December 31, 2012, no significant adjustments were made to broker prices received by the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

                                         FAIR VALUE           TRANSFERS         TRANSFERS
                                           AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)                  JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
---------------------------------------------------------------------------------------------
Assets
All other corporate                            $ --              $ --               $ --
All other corporate -- asset-backed           2,468               355               (581)
All other -- asset-backed                        --                --                 --
Preferred stocks                                 --                --                 --
Common stocks                                     4                --                 --
                                         ----------             -----            -------
                TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                         ----------             -----            -------
Derivatives
 Credit derivatives                           $(512)             $ --               $(20)
 Equity derivatives                             569                --                 --
 Interest rate derivatives                        5                --                 --
 GMWB hedging instruments                   686,072                --             21,718
 US macro hedge program                     356,561                --                 --
 International program hedging              (20,152)               --              7,755
                                         ----------             -----            -------
                 TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                         ----------             -----            -------

                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                     GAINS (LOSSES)
                                                      INCLUDED IN:
                                                NET
(AMOUNTS IN THOUSANDS)                      INCOME (1)                SURPLUS      PURCHASES
--------------------------------------  ---------------------------------------------------------
Assets
All other corporate                               $ --                  $ --            $ --
All other corporate -- asset-backed                 95                   256              --
All other -- asset-backed                           --                    --              --
Preferred stocks                                    --                    --              --
Common stocks                                       --                    --              --
                                             ---------                 -----       ---------
                TOTAL BONDS AND STOCKS            $ 95                  $256            $ --
                                             ---------                 -----       ---------
Derivatives
 Credit derivatives                             $1,881                  $ --            $ --
 Equity derivatives                                120                    --           2,042
 Interest rate derivatives                          (5)                   --              --
 GMWB hedging instruments                     (341,264)                   --          55,490
 US macro hedge program                       (322,425)                   --         251,649
 International program hedging                 (89,472)                   --         (33,801)
                                             ---------                 -----       ---------
                 TOTAL DERIVATIVES (3)       $(751,165)                 $ --        $275,380
                                             ---------                 -----       ---------


                                                                            FAIR VALUE
                                                                               AS OF
(AMOUNTS IN THOUSANDS)                  SALES          SETTLEMENTS         DEC. 31, 2012
--------------------------------------  ---------------------------------------------------
Assets
All other corporate                      $ --                $ --                 $ --
All other corporate -- asset-backed      (134)                (41)               2,418
All other -- asset-backed                  --                  --                   --
Preferred stocks                           --                  --                   --
Common stocks                              --                  --                    4
                                        -----            --------            ---------
                TOTAL BONDS AND STOCKS  $(134)               $(41)              $2,422
                                        -----            --------            ---------
Derivatives
 Credit derivatives                      $ --             $(1,349)                $ --
 Equity derivatives                        --                (461)               2,270
 Interest rate derivatives                 --                  --                   --
 GMWB hedging instruments                  --             (12,500)             409,516
 US macro hedge program                    --                  --              285,785
 International program hedging             --              75,246              (60,424)
                                        -----            --------            ---------
                 TOTAL DERIVATIVES (3)   $ --             $60,936             $637,147
                                        -----            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                            FAIR VALUE           TRANSFERS          TRANSFERS
                                               AS OF               INTO               OUT OF
(AMOUNTS IN THOUSANDS)                     JAN. 1, 2011         LEVEL 3 (2)        LEVEL 3 (2)
--------------------------------------------------------------------------------------------------
Assets
All other corporate                               $ --               $ --                $ --
All other corporate -- asset-backed                644              7,050             (18,160)
All other -- asset-backed                           --             21,466             (21,466)
Preferred stocks                                    --                233                  --
Common stocks                                        4                 --                  --
                                             ---------            -------            --------
                TOTAL BONDS AND STOCKS            $648            $28,749            $(39,626)
                                             ---------            -------            --------
Derivatives
 Credit derivatives                             $1,201               $ --                $ --
 Equity derivatives                                 --                 --                  --
 Interest rate derivatives                          85                 --                  --
 GMWB hedging instruments                      502,834                 --                  --
 US macro hedge program                        203,468                 --                  --
 International program hedging                   4,543                 --                  --
                                             ---------            -------            --------
                 TOTAL DERIVATIVES (3)        $712,131               $ --                $ --
                                             ---------            -------            --------

                                                     TOTAL
                                              REALIZED/UNREALIZED
                                                GAINS (LOSSES)
                                                 INCLUDED IN:
                                              NET
(AMOUNTS IN THOUSANDS)                    INCOME (1)           SURPLUS        PURCHASES
--------------------------------------  ----------------------------------------------------
Assets
All other corporate                           $(12)                 $14            $ --
All other corporate -- asset-backed            (35)              (1,472)         14,500
All other -- asset-backed                       --                   --              --
Preferred stocks                              (241)                   8              --
Common stocks                                   --                   --              --
                                             -----            ---------       ---------
                TOTAL BONDS AND STOCKS       $(288)             $(1,450)        $14,500
                                             -----            ---------       ---------
Derivatives
 Credit derivatives                           $ --                 $475           $(945)

 Equity derivatives                             --                 (114)            683
 Interest rate derivatives                      --                  (80)             --
 GMWB hedging instruments                       --              179,416          22,530
 US macro hedge program                         --             (128,357)        346,500
 International program hedging                  --               (2,917)        (21,778)
                                             -----            ---------       ---------
                 TOTAL DERIVATIVES (3)        $ --              $48,423        $346,990

                                             -----            ---------       ---------


                                                                                FAIR VALUE
                                                                                  AS OF
(AMOUNTS IN THOUSANDS)                      SALES         SETTLEMENTS         DEC. 31, 2011
--------------------------------------  -------------------------------------------------------
Assets
All other corporate                          $(2)               $ --                  $ --
All other corporate -- asset-backed           --                 (59)                2,468
All other -- asset-backed                     --                  --                    --
Preferred stocks                              --                  --                    --
Common stocks                                 --                  --                     4
                                             ---            --------            ----------
                TOTAL BONDS AND STOCKS       $(2)               $(59)               $2,472
                                             ---            --------            ----------
Derivatives
 Credit derivatives                            $             $(1,243)                $(512)
                                              --
 Equity derivatives                           --                  --                   569
 Interest rate derivatives                    --                  --                     5
 GMWB hedging instruments                     --             (18,708)              686,072
 US macro hedge program                       --             (65,050)              356,561
 International program hedging                --                  --               (20,152)
                                             ---            --------            ----------
                 TOTAL DERIVATIVES (3)         $            $(85,001)           $1,022,543
                                              --
                                             ---            --------            ----------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                           DECEMBER 31, 2012
                                                                              NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)         (CARRYING VALUE)
--------------------------------------  -------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                          $14,478,232          $381,834               $ --
 Bonds -- affiliated                             --         1,253,896                 --
 Preferred stocks -- unaffiliated             7,629               222                 --
 Common stocks -- unaffiliated                   --                 4                 --
 Mortgage loans on real estate                   --           931,986                 --
 Derivative related assets                  (86,916)          638,360                 --
 Contract loans                                  --           443,179                 --
 Surplus debentures                          18,221                --                 --
 Separate Account assets (1)                     --                --                 --
                                        -----------       -----------              -----
                          TOTAL ASSETS  $14,417,166        $3,649,481               $ --
                                        -----------       -----------              -----
Liabilities
 Liability for deposit-type contracts          $ --       $(1,543,283)              $ --
 Derivative related liabilities             (67,042)           (1,214)                --
 Separate Account liabilities                    --                --                 --
                                        -----------       -----------              -----
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              $ --
                                        -----------       -----------              -----

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2011
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $13,288,236                  $12,493,941                $120,301
 Bonds -- affiliated                            1,364,226                    1,296,220                      --
 Preferred stocks -- unaffiliated                   7,189                        8,446                      --
 Common stocks -- unaffiliated                    146,026                      146,026                 146,022
 Mortgage loans on real estate                    687,446                      660,905                      --
 Derivative related assets                      1,816,460                    1,602,785                      --
 Contract loans                                   442,771                      370,655                      --
 Surplus debentures                                 3,140                        3,121                      --
 Separate Account assets (1)                   48,234,930                   48,234,930              48,234,930
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $65,990,424                  $64,817,029             $48,501,253
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts            $(65,825)                    $(65,825)                   $ --
 Derivative related liabilities                   (36,184)                     (36,184)                     --
 Separate Account liabilities                 (48,234,930)                 (48,234,930)            (48,234,930)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(48,336,939)                $(48,336,939)           $(48,234,930)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2011
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)        (LEVEL 3)         (CARRYING VALUE)
--------------------------------------  ------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                          $12,666,026         $501,909               $ --
 Bonds -- affiliated                             --        1,364,226                 --
 Preferred stocks -- unaffiliated             6,991              198                 --
 Common stocks -- unaffiliated                   --                4                 --
 Mortgage loans on real estate                   --          687,446                 --
 Derivative related assets                  793,917        1,022,543                 --
 Contract loans                                  --          442,771                 --
 Surplus debentures                           3,140               --                 --
 Separate Account assets (1)                     --               --                 --
                                        -----------       ----------              -----
                          TOTAL ASSETS  $13,470,074       $4,019,097               $ --
                                        -----------       ----------              -----
Liabilities
 Liability for deposit-type contracts          $ --         $(65,825)              $ --
 Derivative related liabilities             (36,184)              --                 --
 Separate Account liabilities                    --               --                 --
                                        -----------       ----------              -----
                     TOTAL LIABILITIES     $(36,184)        $(65,825)              $ --
                                        -----------       ----------              -----

(1) Excludes approximately $20.1 million, at December 31, 2011, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2012 and 2011, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                                2012
                                              ORDINARY         CAPITAL          TOTAL
-------------------------------------------------------------------------------------------
1 (a) Gross DTA                             $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation allowance
  adjustments                                           --             --                --
 (c) Adjusted gross DTA                      1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets nonadmitted         1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted deferred tax
  assets                                       891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities                  511,264,849     12,811,948       524,076,797
                                          ----------------  -------------  ----------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)          $380,665,516    $14,058,100      $394,723,616
                                          ----------------  -------------  ----------------

                                                                     2012
                                              ORDINARY              CAPITAL          TOTAL
------------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                            $ --                $ --              $ --
 (b) Adjusted gross DTA expected to be
  realized                                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to be realized
   after the balance sheet date              1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per limitation
   threshold                                           XXX                 XXX       394,723,616
 (c) DTA's offset against DTLs                 511,264,849          12,811,948       524,076,797
                                          ----------------       -------------  ----------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101                 $891,930,365         $26,870,048      $918,800,413
                                          ----------------       -------------  ----------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                     1,822%
 (b) Adjusted capital and surplus used
  to determine 2(b) thresholds               2,631,490,773

                                                               2012
                                             ORDINARY         CAPITAL          TOTAL
                                             PERCENT          PERCENT         PERCENT
-----------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                                 0%               0%         0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted
  adjusted gross DTAs)                                 0%               0%         0%
 (c) Do the tax planning strategies
  include the use of reinsurance?                    Yes            No  X

                                                                 2011
                                              ORDINARY         CAPITAL           TOTAL
--------------------------------------------------------------------------------------------
1 (a) Gross DTA                             $1,573,302,985    $177,028,688    $1,750,331,673
 (b) Statutory valuation allowance
  adjustments                                           --              --                --
 (c) Adjusted gross DTA                      1,573,302,985     177,028,688     1,750,331,673
 (d) Deferred tax assets nonadmitted           326,583,260     171,377,688       497,960,948
 (e) Subtotal net admitted deferred tax
  assets                                     1,246,719,725       5,651,000     1,252,370,725
 (f) Deferred tax liabilities                  722,553,499              --       722,553,499
                                          ----------------  --------------  ----------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)          $524,166,226      $5,651,000      $529,817,226
                                          ----------------  --------------  ----------------

XXX represents not applicable amounts.

                                                                     2011
                                              ORDINARY             CAPITAL          TOTAL
-----------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                            $ --               $ --              $ --
 (b) Adjusted gross DTA expected to be
  realized                                     524,166,226          5,651,000       529,817,226
  (1) DTA's expected to be realized
   after the balance sheet date                739,232,000          5,651,000       744,883,000
  (2) DTA's allowed per limitation
   threshold                                           XXX                XXX       529,817,226
 (c) DTA's offset against DTLs                 722,553,499                 --       722,553,499
                                          ----------------       ------------  ----------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101               $1,246,719,725         $5,651,000    $1,252,370,725
                                          ----------------       ------------  ----------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                     1,917%
 (b) Adjusted capital and surplus used
  to determine 2(b) thresholds               3,898,065,927

                                                               2011
                                             ORDINARY         CAPITAL           TOTAL
                                             PERCENT          PERCENT          PERCENT
------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                                 0%               0%          0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                               18%               1%         19%
 (c) Do the tax planning strategies
  include the use of reinsurance?                    Yes            No  X

                                                              CHANGE DURING 2012
                                             ORDINARY               CAPITAL                TOTAL
----------------------------------------------------------------------------------------------------------
1 (a) Gross DTA                              $418,693,711         $(103,060,627)         $315,633,084
 (b) Statutory valuation allowance
  adjustments                                          --                    --                    --
 (c) Adjusted gross DTA                       418,693,711          (103,060,627)          315,633,084
 (d) Deferred tax assets nonadmitted          773,483,071          (124,279,675)          649,203,396
 (e) Subtotal net admitted deferred tax
  assets                                     (354,789,360)           21,219,048          (333,570,312)
 (f) Deferred tax liabilities                (211,288,650)           12,811,948          (198,476,702)
                                          ---------------       ---------------       ---------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)        $(143,500,710)           $8,407,100         $(135,093,610)
                                          ---------------       ---------------       ---------------

                                                              CHANGE DURING 2012
                                          ORDINARY                   CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                             $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be
  realized                                     (143,500,710)          8,407,100          (135,093,610)
  (1) DTA's expected to be realized
   after the balance sheet date                 377,177,900           8,407,100           385,585,000
  (2) DTA's allowed per limitation
   threshold                                            XXX                 XXX          (135,093,610)
 (c) DTA's offset against DTLs                 (211,288,650)         12,811,948          (198,476,702)
                                          -----------------       -------------       ---------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101                 $(354,789,360)        $21,219,048         $(333,570,312)
                                          -----------------       -------------       ---------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                        -95%
 (b) Adjusted capital and surplus used
  to determine 2(b) threshold                (1,266,575,154)

                                                              CHANGE DURING 2012
                                          ORDINARY                 CAPITAL                TOTAL
                                          PERCENT                  PERCENT               PERCENT
----------------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                             0%                   0%                    0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         %                    %                     %

B.  DTLs are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2012            2011           CHANGE
----------------------------------------------------------------------------------------
 (a) Federal                                $323,810,575    $115,054,696    $208,755,879
 (b) Foreign                                      44,651          13,649          31,002
                                          --------------  --------------  --------------
 (c) Subtotal                                323,855,226     115,068,345     208,786,881
 (d) Federal income tax on net capital
  gains                                       26,183,099      10,257,387      15,925,712
 (e) Utilization of capital loss
  carry-forwards                                      --              --              --
 (f) Other                                            --              --              --
                                          --------------  --------------  --------------
 (g) Federal and foreign income taxes
  incurred                                  $350,038,325    $125,325,732    $224,712,593
                                          --------------  --------------  --------------

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2012              2011              CHANGE
----------------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                     $805,988,168       $817,813,096      $(11,824,928)
 Tax deferred acquisition costs                253,002,416        266,456,659       (13,454,243)
 Employee benefits                              11,447,285          5,054,636         6,392,649
 Bonds and other investments                   666,125,537        281,153,876       384,971,661
 NOL/Min tax credit/Foreign tax credits        242,327,721        190,524,387        51,803,334
 Other                                          13,105,569         12,300,331           805,238
                                          ----------------  -----------------  ----------------
  Subtotal: DTA Ordinary                     1,991,996,696      1,573,302,985       418,693,711
  Ordinary Statutory Valuation Allowance                --                 --                --
                                          ----------------  -----------------  ----------------
  Total adjusted gross ordinary DTA          1,991,996,696      1,573,302,985       418,693,711
  Nonadmitted ordinary DTA                   1,100,066,331        326,583,260       773,483,071
                                          ----------------  -----------------  ----------------
  Admitted ordinary DTA                        891,930,365      1,246,719,725      (354,789,360)
                                          ----------------  -----------------  ----------------
DTA: CAPITAL
 Bonds and other investments                    73,968,061        177,028,688      (103,060,627)
                                          ----------------  -----------------  ----------------
  Subtotal: DTA Capital                         73,968,061        177,028,688      (103,060,627)
  Capital Statutory Valuation Allowance                 --                 --                --
                                          ----------------  -----------------  ----------------
  Total adjusted gross capital DTA              73,968,061        177,028,688      (103,060,627)
  Nonadmitted capital DTA                       47,098,013        171,377,688      (124,279,675)
                                          ----------------  -----------------  ----------------
  Admitted capital DTA                          26,870,048          5,651,000        21,219,048
                                          ----------------  -----------------  ----------------
                      TOTAL ADMITTED DTA      $918,800,413     $1,252,370,725     $(333,570,312)
                                          ----------------  -----------------  ----------------
DTL: ORDINARY
  Bonds and other investments                 $345,583,220       $534,665,193     $(189,081,973)
  Deferred and uncollected                      25,872,755         24,610,814         1,261,941
  Reserves                                     131,595,482        154,167,836       (22,572,354)
  Other                                          8,213,392          9,109,656          (896,264)
                                          ----------------  -----------------  ----------------
   Gross DTL Ordinary                          511,264,849        722,553,499      (211,288,650)
                                          ----------------  -----------------  ----------------
DTL: CAPITAL
  Investment related                            12,811,948                 --        12,811,948
  Other                                                 --                 --                --
                                          ----------------  -----------------  ----------------
   Gross DTL Capital                            12,811,948                 --        12,811,948
                                          ----------------  -----------------  ----------------
                               TOTAL DTL      $524,076,797       $722,553,499     $(198,476,702)
                                          ----------------  -----------------  ----------------
                  NET ADJUSTED DTA/(DTL)      $394,723,616       $529,817,226     $(135,093,610)
                                          ----------------  -----------------  ----------------
Adjust for the change in deferred tax on                                           (443,824,011)
 unrealized gains/losses
Adjust for the stock compensation                                                     2,470,893
 transfer
Adjust for the change in nonadmitted                                                649,203,396
 deferred tax
Other Adjustments                                                                            --
                                                                               ----------------
Adjusted change in net deferred Income                                              $72,756,668
 Tax
                                                                               ----------------

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                             % OF PRE-TAX
                                            2012                INCOME            2011
                                         TAX EFFECT         $1,061,415,077     TAX EFFECT
------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $371,495,277             35.00%       $(256,385,476)
Tax preferred investments                (89,000,000)            -8.39%         (91,500,000)
Affiliated dividends                     (12,600,000)            -1.19%         (25,714,500)
Valuation Allowance                               --              0.00%                  --
All other                                  7,386,380              0.70%            (683,314)
                                        ------------             -----        -------------
 TOTAL STATUTORY INCOME TAX             $277,281,657             26.12%       $(374,283,290)
                                        ------------             -----        -------------
Federal and foreign income taxes
 incurred                               $350,038,325             32.98%        $125,325,732
Change in net deferred income taxes      (72,756,668)            -6.86%        (499,609,022)
                                        ------------             -----        -------------
 TOTAL STATUTORY INCOME TAX             $277,281,657             26.12%       $(374,283,290)
                                        ------------             -----        -------------

                                          % OF PRE-TAX                          % OF PRE-TAX
                                             INCOME           2010                 INCOME
                                         $(732,529,932)    TAX EFFECT           $39,421,066
--------------------------------------  -------------------------------------------------------
Statutory tax -- 35%                          35.00%       $13,797,373               35.00%
Tax preferred investments                     12.49%       (92,800,000)            -235.41%
Affiliated dividends                           3.51%       (49,000,000)            -124.30%
Valuation Allowance                            0.00%        18,491,508               46.91%
All other                                      0.09%        21,947,331               55.68%
                                             ------       ------------            --------
 TOTAL STATUTORY INCOME TAX                   51.09%      $(87,563,788)            -222.12%
                                             ------       ------------            --------
Federal and foreign income taxes
 incurred                                    -17.11%      $(40,522,705)            -102.79%
Change in net deferred income taxes           68.20%       (47,041,083)            -119.33%
                                             ------       ------------            --------
 TOTAL STATUTORY INCOME TAX                   51.09%      $(87,563,788)            -222.12%
                                             ------       ------------            --------

E. 1. At December 31, 2012, the Company had $83,580,308 of net operating loss carryforward and $45,533,890 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2012                             $ --
2011                             $ --
2010                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2012.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Woodbury Financial Services, Inc.
Fencourt Reinsurance Company, Ltd.                     Hartford Life, Ltd.
Heritage Reinsurance Co., Ltd.                         Hartford Life Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford Life and Annuity Insurance Company
Hartford Investment Management Co.                     Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 White River Life Reinsurance Company
Business Management Group, Inc.                        Hartford Fund Management Group, Inc.

  2.   Federal Income Tax Allocation

     The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $23,783,887 and $538,948,935 respectively, as of December 31, 2012 and $27,899,817 and $200,232,730 respectively, as of December 31, 2011.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                         Direct            Assumed             Ceded                   Net
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                        Direct            Assumed             Ceded                    Net
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

                                                          DIRECT           ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits                 $9,741,574,542    $3,144,059,280    $(4,095,902,315)        $8,789,731,507
Policy and contract claim liabilities                      54,934,084        10,325,147        (23,615,797)            41,643,434
Premium and annuity considerations                      2,667,556,144       652,323,718     (2,209,840,036)         1,110,039,826
Death, annuity, disability and other benefits             487,561,170       390,966,382       (172,286,142)           706,241,410
Surrenders and other fund withdrawals                   8,302,516,938       209,026,355     (8,228,197,412)           283,345,881

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2012, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, have reserve credits totaling $596 million and $483 million for Transamerica Life Insurance Company and Connecticut General Life Insurance Company, respectively.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $307,774,786 in 2012, a decrease of $88,280,194 from the 2011 balance of $396,054,980. The total amount of reinsurance credits taken for this agreement was $473,499,670 in 2012, a decrease of $135,815,684 from the 2011 balance of $609,315,354.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $172,316,300, $179,915,572 and $160,823,000 for the
    years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $826,283, $859,383 and $824,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $3,294,187, $3,559,447 and $3,413,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,817,698, $3,044,045 and $2,952,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd. The Company assumes 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2012 and 2011, the Company recorded a net (payable)/receivable of $(1,490,759) and $35,984,078, respectively, and collected premiums of $9,541,634, $10,370,089, and $344,271,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK; and, as of November 1, 2010, GMDB and GMWB riders assumed by the Company from HLL.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2012 and 2011, the Company recorded a receivable of $172,250,508 and $0 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $527,400,013 and $221,498,890, respectively, reported within Other liabilities ; Funds held under reinsurance treaties with unauthorized reinsurers of $212,088,584 and $189,281,081, respectively; and paid premiums of $719,723,726, $885,985,397, and $1,558,884,000, for the years ended
December 31, 2012, 2011, and 2010, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $200,281,441, $209,973,214 and $348,509,000 for the years ended December 31,
2012, 2011 and 2010, respectively. See Note 16.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity. Because of this transaction, the Company will cease ceding new business to WRR.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2012                                      2011
                                              Gross             Net of Loading          Gross             Net of Loading
----------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                        $1,616,249             $1,988,768         $3,057,394             $3,574,806
Ordinary renewal                             17,869,947             21,931,463         16,480,250             13,986,006
Group life                                       49,363                 32,976             54,208                 35,800
                                          -------------          -------------      -------------          -------------
                                   TOTAL    $19,535,559            $23,953,207        $19,591,852            $17,596,612
                                          -------------          -------------      -------------          -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees were charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2012 and 2011, the Company reported $13,512,043 and $19,756,182, respectively, as receivables from and $35,894,640 and $23,109,160, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012. The Hartford announced these changes in April 2012.

For the years ended December 31, 2012, 2011 and 2010, the Company incurred expenses related to the Pension Plans of $22,147,339, $18,704,662 and $15,265,680, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The Hartford announced these changes in April 2012. For the years ended December 31, 2012, 2011 and 2010, the Company incurred expense related to the other postretirement benefit plans of $664,015, $1,383,478 and $1,567,512, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of base salary, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012, 2011 and 2010 were $4,731,580, $4,883,327 and $5,756,026, respectively.

Effective January 1, 2013, the Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Hartford's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2012, 2011, and 2010, the Company was allocated expenses under these plans of $591,375, $664,382, and $712,102, respectively. In addition, expenses for the Company under this plan were $125,785, $32,433 and ($395,700) for the years ended December 31, 2012, 2011 and 2010, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2012, 2011, and 2010, ordinary dividends of $0, $0 and $72,000,000, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $82,204,354 in 2013.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                                2012             2011
--------------------------------------------------------------------------
Unrealized capital losses, net of tax         $934,084,695    $201,370,652
Nonadmitted asset values                     1,168,207,992     519,577,245
Asset valuation reserve                        162,571,194     179,493,239
Provision for reinsurance                               --           1,100

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $45,851,885,131 and $48,255,070,982 as of December 31, 2012 and 2011, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2012 and 2011, the Company's Separate Account statement included legally insulated assets of $45,851,885,131 and $48,255,070,982, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $971,069,837, $1,095,419,763 and $1,172,978,000 for the years ended December 31, 2012, 2011 and 2010, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2012 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for        $ --             $ --              $ --             $905,791,935       $905,791,935
 the year ended 2012:
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           45,201,230,236     45,201,230,236
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           45,201,230,236     45,201,230,236
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value               --               --                --                       --                 --
  adjustment and with surrender charge
  of 5% or more
 At fair value                                  --               --                --           45,070,354,835     45,070,354,835
 At book value without fair value               --               --                --                       --                 --
  adjustment and with surrender charge
  of less than 5%
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           45,070,354,835     45,070,354,835
 Not subject to discretionary                   --               --                --              130,875,401        130,875,401
  withdrawal
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --         $ 45,201,230,236   $ 45,201,230,236
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $905,791,935            $866,204,030          $1,066,846,000
Transfer from Separate Accounts                                8,502,888,504           8,302,354,037           7,208,445,000
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (7,597,096,569)         (7,436,150,007)         (6,141,599,000)
Internal exchanges and other Separate Account activity            (4,353,290)            (10,460,311)             (2,822,000)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of         $(7,601,449,859)        $(7,446,610,318)        $(6,144,421,000)
 Operations
                                                           -----------------       -----------------       -----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $41,397 (which includes refunds received), $777,869 and $166,851 in 2012, 2011 and 2010 respectively, of which $202,259, $694,413 and $34,365 in 2012, 2011 and
2010 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,635,667 and $3,433,408 as of December 31, 2012 and 2011, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $7,635,952, $8,039,174 and $6,941,575 in 2012, 2011 and 2010, respectively.
Future minimum rental commitments are as follows:

2013                               $4,807,155
2014                                3,331,208
2015                                2,612,822
2016                                1,943,629
2017                                1,202,669
                                -------------
Total                             $13,897,483
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the fourth quarter of 2012 and is expected to conclude by the end of 2014. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $83,835,300, $119,417,997 and $88,631,465 related to the Separate Account DRD for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(5,164,700), $938,384 and $(4,168,534) in 2012,
2011 and 2010, respectively.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,614,650, $6,751,856, and $2,396,560 related to Separate Account foreign tax credit in the years ended December 31, 2012, 2011 and 2010, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2012, the Company had outstanding commitments totaling $2,189,520 of which $2,189,520 is committed to fund limited partnership investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting decreased net income by approximately $0 and $1,973,000, for 2011 and 2010, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2011 and 2010.

14.  SALES OF AFFILIATES

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc. ("Woodbury Financial Services", "WFS"), a wholly-owned subsidiary, to AIG Advisor Group, Inc. ("AIG Advisor Group"), a subsidiary of American International Group, Inc. The disposition resulted in a gain of $37 million before tax.

15.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2012, through April 10, 2013, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America ("Prudential"), a subsidiary of Prudential Financial, Inc. for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and is estimated to result in a before tax gain greater than $1.0 billion consisting of a reinsurance gain and investment-related gains, and an estimated increase to surplus greater than $1.0 billion, before tax. A reinsurance gain of approximately $600 million will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of separate account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The Company simultaneously recaptured the individual life insurance assumed by an affiliate, Champlain Life Reinsurance Company ("Champlain"). As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

On February 5, 2013, the Company received permission from the Commissioner to pay an extraordinary dividend of $1,050,000,000 to its parent, HLIC. The Company paid this return of capital on February 22, 2013.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement. (2)
       (3)    (b) Form of Dealer Agreement. (1)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract. (3)
       (4)    (a) Guaranteed Minimum Withdrawal Benefit Plus Rider (Single Life)
                  (4)
       (4)    (b) Guaranteed Minimum Accumulation Benefit Rider (4)
       (4)    (c) Guaranteed Minimum Accumulation Benefit Plus Rider (4)
       (4)    (d) Guaranteed Minimum Withdrawal Benefit Rider (Joint Life/
                  Spousal) (4)
       (4)    (e) Guaranteed Minimum Withdrawal Benefit Plus Rider (Joint Life/
                  Spousal) (4)
       (4)    (f) Guaranteed Minimum Withdrawal Benefit Rider (Single Life) (4)
       (4)    (g) Return Of Premium Death Benefit Rider Iii (4)
       (4)    (h) Maximum Anniversary Value Death Benefit Rider Iii (4)
       (4)    (I) Personal Pension Account Annuity Rider Endorsement (4)
       (5)    Form of Application. (5)
       (6)    (a) Certificate of Incorporation of Hartford. (6)
       (6)    (b) Bylaws of Hartford. (3)
       (7)    Form of Reinsurance Agreement. (2)
       (8)    Fund Participation Agreements and Amendments
              (a) AIM Variable Insurance Funds (7)
              (b) AllianceBernstein Variable Products Series Fund, Inc. (7)
              (c) American Century Variable Portfolios, Inc. (7)
              (d) BlackRock Variable Series Funds, Inc. (7)
              (e) Fidelity Variable Insurance Products Funds (7)
              (f) Franklin Templeton Variable Insurance Products Trust (7)
              (g) Hartford HLS Series Fund II, Inc. (7)
                  Hartford Series Fund, Inc. (7)
              (h) Lord Abbett Series Fund, Inc. (7)
              (i) MFS Variable Insurance Trust (7)
              (j) PIMCO Equity Series VIT (7)
              (k) PIMCO Variable Insurance Trust (7)
              (l) Putnam Variable Trust (7)
              (m) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (8)
              (n) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (8)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel.
       (10)   Consents of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial Registration Statement File No. 333-148565 dated January 9, 2008.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-148564 filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136548 filed on August 14, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-168986, filed on April 15, 2011.

(5) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547 filed on August 14, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545 filed on May 1, 2009.

(7) Incorporated by reference Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-168989, filed on April 23, 2012.

(8) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-148565 filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael Concannon (1)               Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (2)                Actuary, Vice President
Charles E. Hunt (1)                 Vice President
Donald C. Hunt (1)                  Assistant Secretary, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
William P. Meaney (1)               Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Colleen B. Pernerewski              Vice President, Chief Compliance Officer of Individual Annuity, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark M. Socha (1)                   Vice President
Jahn Marie Surette                  Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
Anthony Vidovich (1)                Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-176150 filed April 23, 2013.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2013, there were 73,064 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                               POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------------
Diana Benken                      Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)         AML Compliance Officer and Chief Compliance Officer
Kathleen E. Jorens (2)            Vice President, Assistant Treasurer
Robert W. Paiano (2)              Senior Vice President, Treasurer
Cathleen Shine                    Secretary
Diane E. Tatelman                 Vice President
Eamon J. Twomey                   Vice President and Chief Operating Officer
Jane Wolak                        Chairman of the Board, Chief Executive Officer and President, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2013.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    Beth Bombara*                        *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara                                Lisa Proch
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Beth Bombara*
       -----------------------------------
       Beth Bombara
       President, Chief Executive Officer,
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*              *By:   /s/ Lisa Proch
                                                                     -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                  Lisa Proch
 Director* Attorney-in-Fact                                          Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief             Date:  April 23, 2013
 Accounting Officer, Chief Financial Officer

333-168989

                                 EXHIBIT INDEX

   (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel
  (10)  Consents of Deloitte & Touche LLP.
  (99)  Power of Attorney